Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
As of September 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (60.2%)
Basic Materials (1.2%)
	Linde plc	338,191	125,925
	Air Products and Chemicals Inc.	154,371	43,749
	Freeport-McMoRan Inc.	994,378	37,080
	Ecolab Inc.	177,928	30,141
	Nucor Corp.	172,358	26,948
	Dow Inc.	486,438	25,081
	Fastenal Co.	396,775	21,680
	Newmont Corp.	552,031	20,398
	LyondellBasell Industries NV Class A	180,916	17,133
	Albemarle Corp.	81,327	13,829
	International Flavors & Fragrances Inc.	177,653	12,111
	Steel Dynamics Inc.	109,088	11,696
	CF Industries Holdings Inc.	134,688	11,548
	Reliance Steel & Aluminum Co.	40,676	10,666
	Avery Dennison Corp.	55,844	10,201
	Celanese Corp. Class A	71,296	8,949
	International Paper Co.	241,715	8,574
	Mosaic Co.	229,138	8,157
	Eastman Chemical Co.	82,211	6,307
	FMC Corp.	86,578	5,798
*	Cleveland-Cliffs Inc.	355,391	5,555
	Royal Gold Inc.	45,798	4,870
*	RBC Bearings Inc.	19,818	4,640
	United States Steel Corp.	137,443	4,464
	Olin Corp.	86,986	4,348
	UFP Industries Inc.	40,435	4,141
	Commercial Metals Co.	80,319	3,969
	Hexcel Corp.	59,817	3,896
	Alcoa Corp.	124,000	3,603
	Timken Co.	45,405	3,337
	Valvoline Inc.	97,181	3,133
	Element Solutions Inc.	157,679	3,092
	Chemours Co.	104,079	2,919
	Boise Cascade Co.	27,900	2,875
	Huntsman Corp.	115,313	2,814
	Balchem Corp.	22,516	2,793
	Westlake Corp.	22,322	2,783
	Mueller Industries Inc.	37,001	2,781
	Cabot Corp.	39,956	2,768
	Ashland Inc.	33,050	2,700
*	Livent Corp.	126,674	2,332

		Shares	Market Value ($000)
	Avient Corp.	64,323	2,272
	NewMarket Corp.	4,978	2,265
	Carpenter Technology Corp.	33,297	2,238
*	MP Materials Corp.	99,261	1,896
	Innospec Inc.	16,761	1,713
	Sensient Technologies Corp.	28,742	1,681
	Hecla Mining Co.	415,197	1,623
	Scotts Miracle-Gro Co.	29,278	1,513
	Quaker Chemical Corp.	9,435	1,510
	Materion Corp.	13,993	1,426
*	Uranium Energy Corp.	267,443	1,377
	Worthington Industries Inc.	21,489	1,328
	Minerals Technologies Inc.	23,839	1,305
*	Ingevity Corp.	24,291	1,156
	Tronox Holdings plc	82,831	1,113
	Sylvamo Corp.	24,362	1,070
	Stepan Co.	14,027	1,052
*	Energy Fuels Inc.	103,146	848
	Compass Minerals International Inc.	27,293	763
*	US Silica Holdings Inc.	53,800	755
	Kaiser Aluminum Corp.	9,951	749
	Hawkins Inc.	12,325	725
*	Ecovyst Inc.	70,433	693
	AdvanSix Inc.	19,929	619
*	TimkenSteel Corp.	27,885	606
	Ryerson Holding Corp.	20,324	591
	Koppers Holdings Inc.	14,510	574
	GrafTech International Ltd.	143,000	548
	Schnitzer Steel Industries Inc. Class A	18,601	518
	Mativ Holdings Inc.	35,261	503
*	Piedmont Lithium Inc.	12,436	494
*	Coeur Mining Inc.	209,947	466
*,1	LanzaTech Global Inc.	99,800	466
*	Clearwater Paper Corp.	11,937	433
*	LSB Industries Inc.	39,093	400
	Haynes International Inc.	8,467	394
	Olympic Steel Inc.	6,373	358
*	Ur-Energy Inc.	182,060	280
*	Century Aluminum Co.	37,670	271
*	Northwest Pipe Co.	7,317	221
	Omega Flex Inc.	2,737	215
	American Vanguard Corp.	19,365	212
*	Intrepid Potash Inc.	7,428	187
*	Alto Ingredients Inc.	37,056	164
*	Rayonier Advanced Materials Inc.	44,700	158
*	Dakota Gold Corp.	50,500	130
	FutureFuel Corp.	16,400	118
*	Unifi Inc.	16,177	115
	Eastern Co.	6,047	110
	Tredegar Corp.	18,346	99
*	NN Inc.	52,900	98
*	Universal Stainless & Alloy Products Inc.	7,442	98
*	Origin Materials Inc.	68,704	88
*	Ascent Industries Co.	9,600	85
	Northern Technologies International Corp.	5,764	77
*	Glatfelter Corp.	29,983	60
*	Perma-Pipe International Holdings Inc.	7,151	58
*,1	5E Advanced Materials Inc.	25,800	58

		Shares	Market Value ($000)
*,1	Hycroft Mining Holding Corp. Class A	152,110	45
*	Culp Inc.	7,359	41
	Gold Resource Corp.	88,800	38
	Friedman Industries Inc.	2,625	35
	United-Guardian Inc.	2,067	16
	Chicago Rivet & Machine Co.	710	13
*	Solitario Resources Corp.	21,690	12
*	United States Antimony Corp.	19,099	7
			570,934
Consumer Discretionary (8.7%)
*	Amazon.com Inc.	6,440,745	818,748
*	Tesla Inc.	1,871,068	468,179
	Home Depot Inc.	693,112	209,431
	Costco Wholesale Corp.	307,346	173,638
	Walmart Inc.	1,027,606	164,345
	McDonald's Corp.	505,026	133,044
*	Netflix Inc.	307,418	116,081
*	Walt Disney Co.	1,268,318	102,797
	Lowe's Cos. Inc.	403,392	83,841
	NIKE Inc. Class B	850,044	81,281
*	Booking Holdings Inc.	24,777	76,411
	Starbucks Corp.	793,985	72,467
	TJX Cos. Inc.	796,593	70,801
*	Uber Technologies Inc.	1,346,818	61,940
	Activision Blizzard Inc.	518,945	48,589
*	Airbnb Inc. Class A	280,929	38,546
*	O'Reilly Automotive Inc.	41,748	37,943
	Target Corp.	319,825	35,363
*	Chipotle Mexican Grill Inc. Class A	19,177	35,129
	Marriott International Inc. Class A (XNGS)	175,384	34,473
	Ford Motor Co.	2,725,488	33,851
*	AutoZone Inc.	12,643	32,113
	General Motors Co.	952,491	31,404
*	Lululemon Athletica Inc.	80,462	31,027
	Hilton Worldwide Holdings Inc.	181,321	27,231
	Ross Stores Inc.	235,388	26,587
*	Copart Inc.	594,466	25,616
	Yum! Brands Inc.	194,924	24,354
*	Trade Desk Inc. Class A	310,206	24,243
	Electronic Arts Inc.	187,673	22,596
	DR Horton Inc.	209,353	22,499
	Estee Lauder Cos. Inc. Class A	144,721	20,919
	Lennar Corp. Class A	183,408	20,584
*	Aptiv plc	195,436	19,268
*	Take-Two Interactive Software Inc.	118,268	16,604
	Delta Air Lines Inc.	447,737	16,566
*	Warner Bros Discovery Inc.	1,515,290	16,456
	eBay Inc.	368,872	16,264
	Dollar General Corp.	151,817	16,062
*	Dollar Tree Inc.	145,360	15,474
	Tractor Supply Co.	75,778	15,387
	Genuine Parts Co.	97,001	14,005
*	Royal Caribbean Cruises Ltd.	150,358	13,854
*	Ulta Beauty Inc.	34,186	13,656
*	NVR Inc.	2,136	12,738
	Darden Restaurants Inc.	83,697	11,987
*	Rivian Automotive Inc. Class A	491,495	11,933
	Garmin Ltd.	106,781	11,233

		Shares	Market Value ($000)
	Southwest Airlines Co.	413,805	11,202
	PulteGroup Inc.	149,368	11,061
	Las Vegas Sands Corp.	239,683	10,987
	Omnicom Group Inc.	137,633	10,251
*	Expedia Group Inc.	95,046	9,796
*	ROBLOX Corp. Class A	334,966	9,701
*	United Airlines Holdings Inc.	225,687	9,547
*	Carnival Corp.	693,799	9,519
	Best Buy Co. Inc.	135,837	9,437
*	Live Nation Entertainment Inc.	112,105	9,309
	Domino's Pizza Inc.	24,525	9,290
*	Deckers Outdoor Corp.	17,972	9,239
	Pool Corp.	25,843	9,203
	LKQ Corp.	184,410	9,130
*	DraftKings Inc. Class A	270,356	7,959
*	CarMax Inc.	109,005	7,710
	Interpublic Group of Cos. Inc.	265,855	7,619
	Rollins Inc.	202,110	7,545
	RB Global Inc.	116,156	7,260
*	Liberty Media Corp.-Liberty Formula One Class C	116,532	7,260
	Williams-Sonoma Inc.	44,744	6,953
	MGM Resorts International	182,424	6,706
*	BJ's Wholesale Club Holdings Inc.	93,412	6,667
*	Caesars Entertainment Inc.	142,245	6,593
	BorgWarner Inc.	161,739	6,529
*	Floor & Decor Holdings Inc. Class A	70,008	6,336
	Aramark	181,344	6,293
	Wynn Resorts Ltd.	67,823	6,268
*	Five Below Inc.	38,906	6,260
*	Burlington Stores Inc.	45,374	6,139
	Hasbro Inc.	91,469	6,050
	Vail Resorts Inc.	26,675	5,919
*	American Airlines Group Inc.	449,799	5,762
	Service Corp. International	98,931	5,653
	Fox Corp. Class A	180,803	5,641
	Lithia Motors Inc. Class A	19,003	5,612
*	Mattel Inc.	249,229	5,491
*	Etsy Inc.	84,852	5,480
	Lear Corp.	40,706	5,463
	Churchill Downs Inc.	46,620	5,410
	Toll Brothers Inc.	72,735	5,379
	News Corp. Class A	265,777	5,331
	Gentex Corp.	161,624	5,259
	Bath & Body Works Inc.	151,334	5,115
*	SiteOne Landscape Supply Inc.	31,240	5,106
	Whirlpool Corp.	37,840	5,059
*	Norwegian Cruise Line Holdings Ltd.	297,781	4,907
	Tempur Sealy International Inc.	112,869	4,892
	Murphy USA Inc.	13,517	4,619
*	Light & Wonder Inc.	64,119	4,574
*	Skechers USA Inc. Class A	92,666	4,536
	New York Times Co. Class A	108,708	4,479
	Tapestry Inc.	155,414	4,468
	Paramount Global Class B	346,029	4,464
	Texas Roadhouse Inc. Class A	46,070	4,427
	Dick's Sporting Goods Inc.	39,825	4,324
	H&R Block Inc.	99,131	4,269
*	Capri Holdings Ltd.	80,701	4,246

		Shares	Market Value ($000)
	VF Corp.	238,161	4,208
	Wyndham Hotels & Resorts Inc.	57,225	3,979
*	elf Beauty Inc.	35,977	3,951
	U-Haul Holding Co.	75,210	3,940
	Polaris Inc.	37,074	3,861
*	Duolingo Inc. Class A	23,093	3,830
	Wingstop Inc.	20,845	3,749
*	AutoNation Inc.	24,254	3,672
*	Wayfair Inc. Class A	60,429	3,660
*	Crocs Inc.	40,831	3,603
	Thor Industries Inc.	35,741	3,400
	PVH Corp.	44,319	3,391
*	Ollie's Bargain Outlet Holdings Inc.	43,538	3,360
*	Bright Horizons Family Solutions Inc.	40,637	3,310
*	Asbury Automotive Group Inc.	14,236	3,275
*	Alaska Air Group Inc.	87,886	3,259
	Nexstar Media Group Inc. Class A	22,330	3,201
	Boyd Gaming Corp.	52,414	3,188
	Hyatt Hotels Corp. Class A	29,966	3,179
	Meritage Homes Corp.	25,958	3,177
*	Taylor Morrison Home Corp. Class A	72,427	3,086
	TKO Group Holdings Inc.	36,621	3,078
*,1	Lucid Group Inc.	550,197	3,076
*	Coty Inc. Class A	278,067	3,050
	Ralph Lauren Corp. Class A	25,898	3,006
*	Fox Factory Holding Corp.	29,974	2,970
	Harley-Davidson Inc.	89,295	2,952
*	Planet Fitness Inc. Class A	59,496	2,926
*,1	GameStop Corp. Class A	177,479	2,921
*	YETI Holdings Inc.	59,613	2,875
*	Visteon Corp.	20,067	2,771
*	Carvana Co. Class A	65,906	2,767
*	RH	10,262	2,713
*	Liberty Media Corp.-Liberty SiriusXM	105,059	2,675
	Choice Hotels International Inc.	21,485	2,632
	Warner Music Group Corp. Class A	83,419	2,619
	Group 1 Automotive Inc.	9,460	2,542
	Academy Sports & Outdoors Inc.	53,215	2,515
	Newell Brands Inc.	278,216	2,512
*	Grand Canyon Education Inc.	21,298	2,489
*	Avis Budget Group Inc.	13,723	2,466
	Fox Corp. Class B	85,211	2,461
	Wendy's Co.	119,577	2,441
*	Penn Entertainment Inc.	106,062	2,434
*	Skyline Champion Corp.	37,620	2,397
*	Goodyear Tire & Rubber Co.	192,347	2,391
	Penske Automotive Group Inc.	14,107	2,357
	Advance Auto Parts Inc.	41,780	2,337
*	Lyft Inc. Class A	221,738	2,337
	KB Home	50,041	2,316
	Leggett & Platt Inc.	89,588	2,276
*	Hilton Grand Vacations Inc.	54,692	2,226
	Macy's Inc.	189,851	2,204
	Signet Jewelers Ltd.	30,600	2,197
*	Liberty Media Corp.-Liberty Formula One Class A	38,653	2,185
	Marriott Vacations Worldwide Corp.	21,692	2,183
	Madison Square Garden Sports Corp.	12,340	2,176
	Endeavor Group Holdings Inc. Class A	105,517	2,100

		Shares	Market Value ($000)
	Gap Inc.	193,200	2,054
	TEGNA Inc.	140,329	2,045
	American Eagle Outfitters Inc.	122,746	2,039
	LCI Industries	17,031	2,000
*	Helen of Troy Ltd.	16,627	1,938
*	Tri Pointe Homes Inc.	69,577	1,903
	Travel + Leisure Co.	50,151	1,842
*	Abercrombie & Fitch Co. Class A	31,938	1,800
	Rush Enterprises Inc. Class A	43,702	1,784
[1]	Sirius XM Holdings Inc.	394,326	1,782
	Columbia Sportswear Co.	23,924	1,773
	Carter's Inc.	25,261	1,747
	Kontoor Brands Inc.	39,367	1,729
	MDC Holdings Inc.	41,659	1,718
	News Corp. Class B	81,302	1,697
*	Frontdoor Inc.	55,179	1,688
*	Boot Barn Holdings Inc.	20,376	1,654
	Inter Parfums Inc.	12,187	1,637
*	Cavco Industries Inc.	5,935	1,577
	Papa John's International Inc.	22,875	1,561
*	M/I Homes Inc.	18,155	1,526
*	Shake Shack Inc. Class A	25,930	1,506
*	ACV Auctions Inc. Class A	98,908	1,501
	Steven Madden Ltd.	46,887	1,490
	Kohl's Corp.	70,420	1,476
	Bloomin' Brands Inc.	59,600	1,466
*	QuantumScape Corp. Class A	218,781	1,464
*	Cinemark Holdings Inc.	78,530	1,441
*	LGI Homes Inc.	14,396	1,432
	Graham Holdings Co. Class B	2,439	1,422
*	Urban Outfitters Inc.	43,342	1,417
	Red Rock Resorts Inc. Class A	33,927	1,391
	Dana Inc.	94,070	1,380
	Century Communities Inc.	20,627	1,377
	MillerKnoll Inc.	56,089	1,371
*	Dorman Products Inc.	18,076	1,369
	Laureate Education Inc.	96,259	1,357
*	Coursera Inc.	70,601	1,320
	Spirit Airlines Inc.	79,501	1,312
*	Topgolf Callaway Brands Corp.	94,601	1,309
*	SkyWest Inc.	30,614	1,284
*	Vista Outdoor Inc.	38,516	1,276
	PriceSmart Inc.	16,882	1,257
*	Stride Inc.	27,830	1,253
	Winnebago Industries Inc.	21,059	1,252
*	Sabre Corp.	274,300	1,232
*	Adtalem Global Education Inc.	28,547	1,223
*	Gentherm Inc.	22,323	1,211
*	Six Flags Entertainment Corp.	50,969	1,198
*	Chewy Inc. Class A	65,369	1,194
	Strategic Education Inc.	15,702	1,182
*	OPENLANE Inc.	78,387	1,170
	Foot Locker Inc.	66,403	1,152
*	Peloton Interactive Inc. Class A	226,241	1,143
*	Sonos Inc.	88,373	1,141
*	Atlanta Braves Holdings Inc. Class C	31,868	1,139
*	ODP Corp.	24,651	1,138
*	TripAdvisor Inc.	67,679	1,122

		Shares	Market Value ($000)
	John Wiley & Sons Inc. Class A	30,072	1,118
	Acushnet Holdings Corp.	21,050	1,116
*	Liberty Media Corp.-Liberty SiriusXM Class A	43,615	1,110
*	SeaWorld Entertainment Inc.	23,607	1,092
*	XPEL Inc.	14,093	1,087
	HNI Corp.	31,365	1,086
*	JetBlue Airways Corp.	235,321	1,082
*	Hertz Global Holdings Inc.	86,328	1,058
*	PROG Holdings Inc.	31,428	1,044
[1]	Nordstrom Inc.	69,064	1,032
	Cracker Barrel Old Country Store Inc.	15,243	1,024
	Cheesecake Factory Inc.	33,311	1,009
*	Liberty Media Corp.-Liberty Live Class C	31,251	1,003
*	Brinker International Inc.	31,525	996
*	Knowles Corp.	67,053	993
	Oxford Industries Inc.	10,127	974
*	Under Armour Inc. Class A	142,009	973
*	Dave & Buster's Entertainment Inc.	25,800	956
	Hanesbrands Inc.	241,035	954
	Jack in the Box Inc.	13,756	950
*	PowerSchool Holdings Inc. Class A	41,014	929
*	Madison Square Garden Entertainment Corp. Class A	28,082	924
*,1	Fisker Inc. Class A	142,300	914
*,1	AMC Entertainment Holdings Inc. Class A	111,198	888
*	Green Brick Partners Inc.	21,304	884
*	Victoria's Secret & Co.	52,873	882
	Phinia Inc.	32,907	882
	Upbound Group Inc.	29,612	872
*	National Vision Holdings Inc.	53,704	869
	Levi Strauss & Co. Class A	62,447	848
*,1	Dutch Bros Inc. Class A	35,762	831
	Allegiant Travel Co.	10,482	806
*	Everi Holdings Inc.	60,589	801
	La-Z-Boy Inc.	25,433	785
*	Cars.com Inc.	46,274	780
	Perdoceo Education Corp.	44,854	767
	Matthews International Corp. Class A	19,642	764
	Krispy Kreme Inc.	60,442	754
*,1	Luminar Technologies Inc. Class A	164,987	751
*	Malibu Boats Inc. Class A	14,916	731
*	Under Armour Inc. Class C	114,093	728
	Scholastic Corp.	18,885	720
*	Sphere Entertainment Co.	19,382	720
	Winmark Corp.	1,926	719
*	Chegg Inc.	79,994	714
	Buckle Inc.	21,217	708
*	Sweetgreen Inc. Class A	59,850	703
*	Central Garden & Pet Co. Class A	17,468	700
	Caleres Inc.	24,300	699
*	Arlo Technologies Inc.	66,119	681
*	iRobot Corp.	17,796	674
*	Lions Gate Entertainment Corp. Class B	85,508	673
*	Central Garden & Pet Co.	15,120	667
*	Leslie's Inc.	117,675	666
	Dillard's Inc. Class A	2,001	662
*	G-III Apparel Group Ltd.	25,976	647
*	Sally Beauty Holdings Inc.	77,016	645
	Steelcase Inc. Class A	55,928	625

		Shares	Market Value ($000)
*	WW International Inc.	56,463	625
*	Chico's FAS Inc.	82,065	614
	Sturm Ruger & Co. Inc.	11,636	606
*	Rover Group Inc. Class A	95,808	600
*	Integral Ad Science Holding Corp.	50,375	599
	Monarch Casino & Resort Inc.	9,587	595
*	Beazer Homes USA Inc.	22,577	562
	Monro Inc.	20,203	561
*	Portillo's Inc. Class A	35,591	548
	Camping World Holdings Inc. Class A	26,182	534
	Dine Brands Global Inc.	10,679	528
*	American Axle & Manufacturing Holdings Inc.	72,396	526
*	Udemy Inc.	55,367	526
*	Overstock.com Inc.	33,041	523
*	Driven Brands Holdings Inc.	39,665	499
	Ethan Allen Interiors Inc.	16,422	491
*	Figs Inc. Class A	82,563	487
*	Life Time Group Holdings Inc.	32,000	487
*,1	Atlanta Braves Holdings Inc. Class A	12,319	481
*	Clean Energy Fuels Corp.	124,439	477
	Golden Entertainment Inc.	13,829	473
*	Chuy's Holdings Inc.	13,028	464
	Standard Motor Products Inc.	13,650	459
	Wolverine World Wide Inc.	56,366	454
	Sonic Automotive Inc. Class A	9,075	433
*	MarineMax Inc.	13,108	430
	Gray Television Inc.	60,831	421
*	Clear Channel Outdoor Holdings Inc.	265,400	419
	Hibbett Inc.	8,784	417
*	Corsair Gaming Inc.	28,628	416
*	Thryv Holdings Inc.	22,100	415
*	Liberty Media Corp.-Liberty Live Class A	12,907	412
*	Sun Country Airlines Holdings Inc.	27,620	410
	Designer Brands Inc. Class A	32,252	408
*	Revolve Group Inc. Class A	29,900	407
	Guess? Inc.	18,411	398
*	America's Car-Mart Inc.	4,309	392
*	Lions Gate Entertainment Corp. Class A	45,904	389
*	Viad Corp.	14,866	389
*	Cardlytics Inc.	23,301	384
	RCI Hospitality Holdings Inc.	6,314	383
*	BJ's Restaurants Inc.	16,148	379
*	Accel Entertainment Inc. Class A	34,084	373
*	Stoneridge Inc.	18,241	366
*	Mister Car Wash Inc.	65,542	361
*,1	Cava Group Inc.	11,691	358
*	Dream Finders Homes Inc. Class A	16,072	357
*	Hovnanian Enterprises Inc. Class A	3,500	356
	Interface Inc. Class A	35,478	348
	Smith & Wesson Brands Inc.	26,547	343
*,1	Bowlero Corp. Class A	35,200	339
	A-Mark Precious Metals Inc.	11,532	338
*	Sleep Number Corp.	13,537	333
*	European Wax Center Inc. Class A	20,055	325
*	Savers Value Village Inc.	17,243	322
*	Denny's Corp.	37,823	320
*	QuinStreet Inc.	34,959	314
	Haverty Furniture Cos. Inc.	10,734	309

		Shares	Market Value ($000)
*	Sciplay Corp. Class A	13,378	305
*	GoPro Inc. Class A	93,976	295
*	Liquidity Services Inc.	16,457	290
	Movado Group Inc.	10,482	287
*	Bally's Corp.	21,875	287
*	Xponential Fitness Inc. Class A	18,173	282
*	Genesco Inc.	8,865	273
*	First Watch Restaurant Group Inc.	15,696	271
*	AMC Networks Inc. Class A	22,780	268
*	Kura Sushi USA Inc. Class A	4,046	268
	Rush Enterprises Inc. Class B	5,850	265
*	MasterCraft Boat Holdings Inc.	11,800	262
*	Stagwell Inc. Class A	55,590	261
*	Boston Omaha Corp. Class A	15,593	256
*	iHeartMedia Inc. Class A	81,059	256
	Shoe Carnival Inc.	10,530	253
	Sinclair Inc.	22,500	252
*	Hawaiian Holdings Inc.	39,683	251
	Marcus Corp.	15,780	245
*	EW Scripps Co. Class A	44,261	243
*,1	SES AI Corp.	106,300	241
	Carriage Services Inc. Class A	8,479	240
*	Daily Journal Corp.	818	240
	Build-A-Bear Workshop Inc.	8,127	239
*	Gannett Co. Inc.	96,200	236
	Bluegreen Vacations Holding Corp. Class A	6,400	235
*	Petco Health & Wellness Co. Inc. Class A	56,651	232
*	Vizio Holding Corp. Class A	42,297	229
*	Children's Place Inc.	8,319	225
*	Lovesac Co.	10,900	217
[1]	Cricut Inc. Class A	23,296	216
*	Lindblad Expeditions Holdings Inc.	29,347	211
*	Stitch Fix Inc. Class A	59,923	207
	Hooker Furnishings Corp.	10,600	206
*	Universal Technical Institute Inc.	24,531	206
*	Arhaus Inc. Class A	22,190	206
*	National CineMedia Inc.	44,600	200
	Arko Corp.	27,900	199
*	Eastman Kodak Co.	46,489	196
	Aaron's Co. Inc.	18,696	196
	Lennar Corp. Class B	1,900	194
	Alta Equipment Group Inc.	15,900	192
*	Zumiez Inc.	10,629	189
*	Funko Inc. Class A	24,100	184
*	Lincoln Educational Services Corp.	21,600	183
*	PlayAGS Inc.	27,501	179
*	Rush Street Interactive Inc.	38,600	178
*,1	Vuzix Corp.	47,800	174
*,1	Canoo Inc.	350,200	172
*	Potbelly Corp.	21,880	171
*	OneWater Marine Inc. Class A	6,600	169
*	ThredUp Inc. Class A	41,643	167
*	Qurate Retail Inc. Class A	266,634	162
	Clarus Corp.	21,337	161
	Climb Global Solutions Inc.	3,752	161
	Johnson Outdoors Inc. Class A	2,929	160
*	Holley Inc.	31,500	157
*	Destination XL Group Inc.	34,900	156

		Shares	Market Value ($000)
*	Playstudios Inc.	47,646	152
*	Nerdy Inc.	40,600	150
*	1-800-Flowers.com Inc. Class A	21,198	148
*	Tile Shop Holdings Inc.	26,800	147
	El Pollo Loco Holdings Inc.	16,271	146
*	2U Inc.	57,721	143
	Cato Corp. Class A	18,491	142
*,1	RealReal Inc.	66,800	141
	Entravision Communications Corp. Class A	38,303	140
*	Carrols Restaurant Group Inc.	20,848	137
*	Cooper-Standard Holdings Inc.	10,000	134
*	Vera Bradley Inc.	19,900	132
*	Full House Resorts Inc.	29,586	126
*	Frontier Group Holdings Inc.	26,032	126
*	Outbrain Inc.	25,574	125
	Weyco Group Inc.	4,901	124
*	Legacy Housing Corp.	6,400	124
*	AMMO Inc.	60,739	123
*	Solo Brands Inc. Class A	24,200	123
*	CarParts.com Inc.	29,616	122
*	Turtle Beach Corp.	13,183	120
	Big Lots Inc.	23,152	118
*	J. Jill Inc.	4,000	118
[1]	Big 5 Sporting Goods Corp.	16,718	117
*,1	Blink Charging Co.	37,833	116
*	Fiesta Restaurant Group Inc.	13,364	113
*	Red Robin Gourmet Burgers Inc.	14,100	113
*	Sportsman's Warehouse Holdings Inc.	25,100	113
*	Selectquote Inc.	96,684	113
*	Motorcar Parts of America Inc.	13,428	109
*	American Outdoor Brands Inc.	11,061	108
	Nathan's Famous Inc.	1,509	107
*	Reservoir Media Inc.	17,600	107
*	Mondee Holdings Inc. Class A	29,400	105
*	Angi Inc. Class A	51,994	103
*	VOXX International Corp. Class A	12,800	102
*	Snap One Holdings Corp.	11,073	102
*	Allbirds Inc. Class A	86,668	96
	Saga Communications Inc. Class A	4,438	95
*	Tilly's Inc. Class A	11,657	95
*	Landsea Homes Corp.	10,500	94
	Marine Products Corp.	6,508	92
*	Latham Group Inc.	32,438	91
	Flexsteel Industries Inc.	4,330	90
*	Citi Trends Inc.	3,954	88
	Acme United Corp.	2,909	87
*	Fossil Group Inc.	42,400	87
	Bassett Furniture Industries Inc.	5,800	85
*	ONE Group Hospitality Inc.	15,411	85
	Rocky Brands Inc.	5,601	82
*	Lands' End Inc.	10,900	81
	Townsquare Media Inc. Class A	9,269	81
*	Universal Electronics Inc.	8,830	80
*	Century Casinos Inc.	15,363	79
[1]	Purple Innovation Inc. Class A	45,093	77
*	Superior Industries International Inc.	25,107	76
*,1	BARK Inc.	62,355	75
*	Strattec Security Corp.	3,216	74

		Shares	Market Value ($000)
*	American Public Education Inc.	14,286	71
	Lakeland Industries Inc.	4,633	70
*	LiveOne Inc.	73,227	70
[1]	Canterbury Park Holding Corp.	3,400	69
*,1	Sonder Holdings Inc.	8,360	69
*	Noodles & Co. Class A	27,098	67
	Escalade Inc.	4,321	66
*	Biglari Holdings Inc. Class A	79	65
*	LL Flooring Holdings Inc.	19,622	62
	Superior Group of Cos. Inc.	8,001	62
*	JAKKS Pacific Inc.	2,879	54
*,1	Tupperware Brands Corp.	37,700	53
*,1	ContextLogic Inc. Class A	12,102	53
*	Container Store Group Inc.	22,761	51
*	Cumulus Media Inc. Class A	10,024	51
*	Traeger Inc.	18,573	51
*	Focus Universal Inc.	24,900	48
*	Lee Enterprises Inc.	4,325	46
	NL Industries Inc.	9,161	44
*	Spruce Power Holding Corp.	62,800	43
*,1	Vacasa Inc. Class A	91,300	42
*	Duluth Holdings Inc. Class B	6,600	40
*	RumbleON Inc. Class B	5,807	36
*,1	Kartoon Studios Inc.	25,381	36
*	Delta Apparel Inc.	5,328	35
*	Conn's Inc.	7,900	31
*	Liberty TripAdvisor Holdings Inc. Class A	62,500	31
*,1	Wheels Up Experience Inc.	14,912	31
*	Barnes & Noble Education Inc.	27,441	30
*	Lulu's Fashion Lounge Holdings Inc.	15,108	30
*	Rent the Runway Inc. Class A	44,000	30
*	Kewaunee Scientific Corp.	1,646	29
	Lifetime Brands Inc.	4,913	28
*	Mesa Air Group Inc.	29,600	25
*,1	Express Inc.	2,765	25
*	Marchex Inc. Class B	15,105	22
*,1	BurgerFi International Inc.	18,200	21
*	Owlet Inc.	4,672	21
*	Kirkland's Inc.	11,800	20
*	Nautilus Inc.	20,996	18
*	FlexShopper Inc.	16,024	17
*	Loop Media Inc.	32,500	16
*	CuriosityStream Inc.	20,600	15
	Hamilton Beach Brands Holding Co. Class A	1,084	13
*	Urban One Inc.	2,633	13
*,1	Faraday Future Intelligent Electric Inc. Class A	8,647	11
*	Gaia Inc. Class A	3,502	10
*	Polished.com Inc.	105,100	8
*	Fluent Inc.	16,860	7
*,1	Cineverse Corp.	6,210	7
*	PodcastOne Inc.	3,487	7
*	AYRO Inc.	3,093	7
*	Beasley Broadcast Group Inc. Class A	5,320	5
*,2	Luby's Inc.	6,211	5
*	Mullen Automotive Inc.	5,807	3
*	Educational Development Corp.	1,979	2
*,1,2	SRAX Inc.	7,476	1

		Shares	Market Value ($000)
	Crown Crafts Inc.	105	—
[2]	Marriott International Inc. Class A	62,955	—
			4,168,257
Consumer Staples (3.1%)
	Procter & Gamble Co.	1,634,825	238,456
	PepsiCo Inc.	954,605	161,748
	Coca-Cola Co.	2,696,890	150,972
	Philip Morris International Inc.	1,075,686	99,587
	Mondelez International Inc. Class A	944,828	65,571
	CVS Health Corp.	889,676	62,117
	Altria Group Inc.	1,230,533	51,744
	McKesson Corp.	93,526	40,670
	Colgate-Palmolive Co.	570,436	40,564
	Constellation Brands Inc. Class A	114,733	28,836
	Kimberly-Clark Corp.	233,960	28,274
	Archer-Daniels-Midland Co.	372,389	28,086
*	Monster Beverage Corp.	510,282	27,019
	General Mills Inc.	404,311	25,872
	Corteva Inc.	492,861	25,215
	Kenvue Inc.	1,196,593	24,028
	Sysco Corp.	351,541	23,219
	Keurig Dr Pepper Inc.	678,639	21,425
	Cencora Inc.	118,582	21,341
	Hershey Co.	103,858	20,780
	Kroger Co.	447,772	20,038
	Kraft Heinz Co.	552,053	18,571
	Church & Dwight Co. Inc.	171,497	15,714
	McCormick & Co. Inc. (Non-Voting)	174,938	13,232
	Brown-Forman Corp. Class B	214,810	12,392
	Walgreens Boots Alliance Inc.	510,203	11,347
	Bunge Ltd.	104,738	11,338
	Clorox Co.	85,778	11,242
	Kellogg Co.	178,639	10,631
	Tyson Foods Inc. Class A	196,728	9,933
	Lamb Weston Holdings Inc.	100,573	9,299
	Conagra Brands Inc.	332,077	9,106
	J M Smucker Co.	68,017	8,360
	Molson Coors Beverage Co. Class B	125,370	7,972
	Hormel Foods Corp.	190,038	7,227
	Casey's General Stores Inc.	25,691	6,976
*	Performance Food Group Co.	108,158	6,366
*	US Foods Holding Corp.	155,662	6,180
*	Celsius Holdings Inc.	34,819	5,975
*	Darling Ingredients Inc.	111,639	5,828
	Campbell Soup Co.	133,358	5,478
	Albertsons Cos. Inc. Class A	219,733	4,999
	Ingredion Inc.	43,588	4,289
*	BellRing Brands Inc.	92,324	3,806
*	Hostess Brands Inc. Class A	93,572	3,117
*	Sprouts Farmers Market Inc.	68,634	2,938
*	Post Holdings Inc.	33,780	2,896
	Flowers Foods Inc.	120,276	2,668
*	Boston Beer Co. Inc. Class A	6,295	2,452
*	Freshpet Inc.	33,909	2,234
	Lancaster Colony Corp.	13,451	2,220
*	Simply Good Foods Co.	62,789	2,167
	Coca-Cola Consolidated Inc.	3,275	2,084
	Brown-Forman Corp. Class A	33,854	1,967

		Shares	Market Value ($000)
	WD-40 Co.	9,517	1,934
	Spectrum Brands Holdings Inc.	24,035	1,883
*	Grocery Outlet Holding Corp.	60,118	1,734
	Energizer Holdings Inc.	49,725	1,593
*	TreeHouse Foods Inc.	34,825	1,518
	Primo Water Corp.	109,034	1,505
	J & J Snack Foods Corp.	8,413	1,377
	Cal-Maine Foods Inc.	26,954	1,305
	Edgewell Personal Care Co.	33,828	1,250
	MGP Ingredients Inc.	10,236	1,080
	Andersons Inc.	20,748	1,069
	Reynolds Consumer Products Inc.	39,204	1,005
	Vector Group Ltd.	88,188	938
*	Herbalife Ltd.	62,910	880
	Ingles Markets Inc. Class A	10,412	784
	Universal Corp.	16,258	768
	Nu Skin Enterprises Inc. Class A	35,698	757
*	Sovos Brands Inc.	32,912	742
	Weis Markets Inc.	11,489	724
*	National Beverage Corp.	15,304	720
*	Hain Celestial Group Inc.	63,791	661
	Fresh Del Monte Produce Inc.	24,817	641
	Utz Brands Inc.	46,761	628
*	Pilgrim's Pride Corp.	26,929	615
	Seaboard Corp.	161	604
*	Vita Coco Co. Inc.	22,025	573
	Medifast Inc.	7,584	568
*	United Natural Foods Inc.	39,940	565
	SpartanNash Co.	25,540	562
*	Chefs' Warehouse Inc.	24,617	521
	John B Sanfilippo & Son Inc.	5,217	515
	B&G Foods Inc.	46,582	461
*	USANA Health Sciences Inc.	7,561	443
*,1	Beyond Meat Inc.	42,680	411
*	Beauty Health Co.	66,859	402
	ACCO Brands Corp.	59,091	339
	Tootsie Roll Industries Inc.	10,862	324
	Calavo Growers Inc.	12,130	306
*	Duckhorn Portfolio Inc.	27,109	278
*	Mission Produce Inc.	28,628	277
	Turning Point Brands Inc.	11,701	270
*	Seneca Foods Corp. Class A	4,915	265
*	Vital Farms Inc.	19,900	230
	Oil-Dri Corp. of America	3,586	221
*	Westrock Coffee Co.	21,900	194
	PetMed Express Inc.	17,072	175
*	Olaplex Holdings Inc.	81,743	159
[1]	Limoneira Co.	9,259	142
*	Lifecore Biomedical Inc.	18,610	140
*	Whole Earth Brands Inc.	37,141	134
*,1	BRC Inc. Class A	36,500	131
	Natural Grocers by Vitamin Cottage Inc.	9,195	119
*	Nature's Sunshine Products Inc.	6,506	108
*	HF Foods Group Inc.	25,551	101
	Village Super Market Inc. Class A	3,722	84
*	GrowGeneration Corp.	28,800	84
*	Mama's Creations Inc.	19,100	83
*	Farmer Bros Co.	24,087	62

		Shares	Market Value ($000)
*	Zevia PBC Class A	22,600	50
*	Honest Co. Inc.	38,800	49
*	Benson Hill Inc.	139,100	46
*	Veru Inc.	51,077	37
*,1	Rite Aid Corp.	39,298	18
*	ProPhase Labs Inc.	3,600	16
*	Natural Alternatives International Inc.	2,268	15
*,1	PLBY Group Inc.	16,900	14
*	22nd Century Group Inc.	6,824	7
*	Local Bounti Corp.	2,531	6
*	Coffee Holding Co. Inc.	3,188	3
			1,472,789
Energy (3.0%)
	Exxon Mobil Corp.	2,776,695	326,484
	Chevron Corp.	1,230,202	207,437
	ConocoPhillips	831,066	99,562
	Schlumberger NV	985,963	57,482
	EOG Resources Inc.	403,848	51,192
	Marathon Petroleum Corp.	277,260	41,961
	Phillips 66	308,708	37,091
	Pioneer Natural Resources Co.	161,569	37,088
	Valero Energy Corp.	244,783	34,688
	Occidental Petroleum Corp.	459,839	29,834
	Hess Corp.	192,348	29,429
	Williams Cos. Inc.	844,830	28,462
	Cheniere Energy Inc.	158,509	26,306
	Baker Hughes Co. Class A	700,900	24,756
	Halliburton Co.	560,759	22,711
	Kinder Morgan Inc.	1,309,759	21,716
	Devon Energy Corp.	444,816	21,218
	ONEOK Inc.	309,318	19,620
	Diamondback Energy Inc.	123,928	19,194
	Coterra Energy Inc.	498,011	13,471
	Targa Resources Corp.	155,111	13,296
	EQT Corp.	284,572	11,548
*	First Solar Inc.	70,770	11,436
	Marathon Oil Corp.	419,513	11,222
*	Enphase Energy Inc.	89,816	10,791
	Ovintiv Inc.	189,498	9,014
	APA Corp.	213,731	8,784
	Texas Pacific Land Corp.	4,259	7,767
	Chesapeake Energy Corp.	87,318	7,529
	TechnipFMC plc	289,400	5,886
	NOV Inc.	277,117	5,792
	HF Sinclair Corp.	100,719	5,734
	Civitas Resources Inc.	65,353	5,285
	Range Resources Corp.	159,600	5,173
*	Southwestern Energy Co.	764,481	4,931
*	Antero Resources Corp.	189,333	4,805
	ChampionX Corp.	133,917	4,770
	Murphy Oil Corp.	104,283	4,729
*	Weatherford International plc	50,000	4,517
	Matador Resources Co.	74,415	4,426
	Chord Energy Corp.	27,120	4,395
	PBF Energy Inc. Class A	75,400	4,036
	Noble Corp. plc	77,975	3,949
*	Transocean Ltd.	477,500	3,920
	Patterson-UTI Energy Inc.	273,671	3,788

		Shares	Market Value ($000)
	DT Midstream Inc.	66,539	3,521
*	Denbury Inc.	33,900	3,323
	SM Energy Co.	81,700	3,239
*,1	Plug Power Inc.	422,976	3,215
	Magnolia Oil & Gas Corp. Class A	125,410	2,873
	Antero Midstream Corp.	235,147	2,817
	California Resources Corp.	48,463	2,714
	Equitrans Midstream Corp.	285,933	2,679
	Permian Resources Corp. Class A	189,700	2,648
	Helmerich & Payne Inc.	60,458	2,549
*	CNX Resources Corp.	108,874	2,458
	Arcosa Inc.	33,554	2,413
*	Tidewater Inc.	31,935	2,270
	Cactus Inc. Class A	44,233	2,221
*	Array Technologies Inc.	98,465	2,185
*	Shoals Technologies Group Inc. Class A	117,735	2,149
	Alpha Metallurgical Resources Inc.	8,250	2,143
	Northern Oil & Gas Inc.	53,199	2,140
	New Fortress Energy Inc.	64,575	2,117
	Arch Resources Inc.	11,992	2,047
	Liberty Energy Inc. Class A	106,900	1,980
	Peabody Energy Corp.	74,600	1,939
*	Oceaneering International Inc.	72,492	1,864
	Warrior Met Coal Inc.	35,815	1,829
*	Callon Petroleum Co.	44,760	1,751
	CONSOL Energy Inc.	15,600	1,637
*	NEXTracker Inc. Class A	33,575	1,348
	Sitio Royalties Corp. Class A	55,468	1,343
*	Par Pacific Holdings Inc.	36,239	1,302
*	Talos Energy Inc.	77,027	1,266
*	Green Plains Inc.	41,000	1,234
	Archrock Inc.	97,551	1,229
*	Helix Energy Solutions Group Inc.	105,500	1,178
*,1	ChargePoint Holdings Inc.	233,000	1,158
	Delek US Holdings Inc.	39,494	1,122
*	Diamond Offshore Drilling Inc.	71,700	1,053
	World Kinect Corp.	43,382	973
*	Earthstone Energy Inc. Class A	46,200	935
*	Ameresco Inc. Class A	23,094	891
*	NOW Inc.	74,488	884
*	Gulfport Energy Corp.	7,069	839
	Core Laboratories Inc.	33,200	797
*	Nabors Industries Ltd.	6,400	788
*	Vital Energy Inc.	14,100	781
	CVR Energy Inc.	22,241	757
	Comstock Resources Inc.	64,100	707
[1]	Crescent Energy Co. Class A	54,398	688
*	ProPetro Holding Corp.	63,300	673
*	Dril-Quip Inc.	23,177	653
*	Fluence Energy Inc. Class A	26,893	618
*	MRC Global Inc.	60,200	617
	RPC Inc.	68,616	613
	SunCoke Energy Inc.	59,664	606
*,1	NextDecade Corp.	107,200	549
*	TETRA Technologies Inc.	81,500	520
*	Bristow Group Inc. Class A	18,117	510
*	REX American Resources Corp.	11,839	482
	Kinetik Holdings Inc. Class A	14,150	478

		Shares	Market Value ($000)
*	SilverBow Resources Inc.	13,268	475
*,1	Tellurian Inc.	405,500	470
*,1	Centrus Energy Corp. Class A	8,083	459
*,1	Stem Inc.	105,000	445
*	Oil States International Inc.	50,800	425
*,1	SunPower Corp.	63,536	392
	Berry Corp.	47,100	386
*	Newpark Resources Inc.	55,400	383
*	Montauk Renewables Inc.	40,536	369
	Select Water Solutions Inc. Class A	46,035	366
*	DMC Global Inc.	14,657	359
	Vitesse Energy Inc.	15,243	349
*,1	FuelCell Energy Inc.	270,302	346
[1]	HighPeak Energy Inc.	19,400	327
*	W&T Offshore Inc.	74,445	326
	SandRidge Energy Inc.	20,416	320
	VAALCO Energy Inc.	72,169	317
*	SEACOR Marine Holdings Inc.	22,548	313
	Atlas Energy Solutions Inc. Class A	12,921	287
*	Kodiak Gas Services Inc.	14,020	251
*,1	EVgo Inc. Class A	73,700	249
	Solaris Oilfield Infrastructure Inc. Class A	21,551	230
*	Hallador Energy Co.	15,236	220
*	Forum Energy Technologies Inc.	8,700	209
	Ramaco Resources Inc. Class A	18,625	205
*	Amplify Energy Corp.	27,400	201
*	Gevo Inc.	156,500	186
*	Solid Power Inc.	87,000	176
	Enviva Inc.	23,600	176
*	ProFrac Holding Corp. Class A	15,926	173
*	Matrix Service Co.	12,854	152
*	Natural Gas Services Group Inc.	10,000	146
*,1	Ring Energy Inc.	74,543	145
	Evolution Petroleum Corp.	20,558	141
	Ranger Energy Services Inc. Class A	9,800	139
*	KLX Energy Services Holdings Inc.	11,351	135
*	American Superconductor Corp.	17,108	129
	Granite Ridge Resources Inc.	20,700	126
*	OPAL Fuels Inc. Class A	14,600	120
	Riley Exploration Permian Inc.	3,500	111
	NACCO Industries Inc. Class A	2,823	99
*	Empire Petroleum Corp.	10,300	99
	Epsilon Energy Ltd.	18,200	96
*,1	Aemetis Inc.	20,069	83
*	TPI Composites Inc.	27,321	72
*	Flotek Industries Inc.	16,183	72
*	Geospace Technologies Corp.	5,246	68
*,1	ESS Tech Inc.	33,409	63
*	FTC Solar Inc.	44,004	56
	PHX Minerals Inc.	13,999	51
*	American Resources Corp.	26,300	44
*,1	Beam Global	5,900	44
	Ramaco Resources Inc. Class B	3,725	44
*	Nine Energy Service Inc.	10,400	43
*	Heliogen Inc.	4,145	16
*	Capstone Green Energy Corp.	11,235	8
*,1,2	Next Bridge Hydrocarbons Inc.	47,692	—
			1,419,230

		Shares	Market Value ($000)
Financials (6.3%)
*	Berkshire Hathaway Inc. Class B	1,151,122	403,238
	JPMorgan Chase & Co.	2,015,089	292,228
	Bank of America Corp.	4,681,527	128,180
	Wells Fargo & Co.	2,543,184	103,914
	S&P Global Inc.	220,506	80,575
	Goldman Sachs Group Inc.	228,520	73,942
	Morgan Stanley	861,554	70,363
	Marsh & McLennan Cos. Inc.	341,775	65,040
	BlackRock Inc.	93,060	60,162
	Chubb Ltd.	285,153	59,363
	Charles Schwab Corp.	1,044,137	57,323
	Progressive Corp.	406,460	56,620
	Blackstone Inc.	492,235	52,738
	Citigroup Inc.	1,266,154	52,077
	CME Group Inc.	249,123	49,879
	Intercontinental Exchange Inc.	396,296	43,600
	Aon plc Class A	133,699	43,348
*	Berkshire Hathaway Inc. Class A	79	41,987
	US Bancorp	1,080,134	35,709
	Moody's Corp.	108,412	34,277
	Arthur J Gallagher & Co.	149,658	34,112
	PNC Financial Services Group Inc.	275,333	33,803
	Aflac Inc.	411,506	31,583
	American International Group Inc.	493,870	29,929
	KKR & Co. Inc.	447,329	27,555
	MSCI Inc. Class A	52,040	26,701
	Truist Financial Corp.	923,813	26,430
	Travelers Cos. Inc.	158,983	25,964
	MetLife Inc.	391,996	24,660
	Apollo Global Management Inc.	273,894	24,585
	Prudential Financial Inc.	251,657	23,880
	Ameriprise Financial Inc.	71,049	23,423
	Bank of New York Mellon Corp.	539,799	23,022
	Allstate Corp.	181,696	20,243
*	Arch Capital Group Ltd.	245,401	19,561
	T. Rowe Price Group Inc.	155,294	16,286
	Willis Towers Watson plc	72,645	15,180
	Discover Financial Services	173,166	15,001
	Hartford Financial Services Group Inc.	211,080	14,968
	Broadridge Financial Solutions Inc.	82,030	14,687
	M&T Bank Corp.	114,734	14,508
	State Street Corp.	209,945	14,058
	Nasdaq Inc.	273,177	13,274
	Raymond James Financial Inc.	130,059	13,062
*	Markel Group Inc.	8,702	12,814
	LPL Financial Holdings Inc.	53,021	12,600
	Principal Financial Group Inc.	167,880	12,099
	Fifth Third Bancorp	469,500	11,892
	Ares Management Corp. Class A	114,163	11,744
	FactSet Research Systems Inc.	26,562	11,614
	Cboe Global Markets Inc.	73,223	11,438
	Regions Financial Corp.	650,248	11,184
	Cincinnati Financial Corp.	109,150	11,165
	Everest Group Ltd.	29,986	11,145
	Brown & Brown Inc.	158,509	11,070
	Huntington Bancshares Inc.	994,850	10,346
	First Citizens BancShares Inc. Class A	6,991	9,648

		Shares	Market Value ($000)
	Northern Trust Corp.	136,881	9,510
	W R Berkley Corp.	135,135	8,580
	Citizens Financial Group Inc.	310,682	8,326
*	Coinbase Global Inc. Class A	105,774	7,942
	Loews Corp.	123,065	7,791
	Fidelity National Financial Inc.	179,260	7,403
	KeyCorp	652,722	7,023
	RenaissanceRe Holdings Ltd.	35,032	6,934
	Equitable Holdings Inc.	236,865	6,725
	Reinsurance Group of America Inc.	46,225	6,711
	Globe Life Inc.	61,694	6,708
	Annaly Capital Management Inc.	344,778	6,485
	Tradeweb Markets Inc. Class A	80,482	6,455
	Kinsale Capital Group Inc.	15,471	6,407
	Interactive Brokers Group Inc. Class A	70,881	6,135
	Unum Group	117,103	5,760
	MarketAxess Holdings Inc.	26,283	5,615
	American Financial Group Inc.	50,161	5,601
	New York Community Bancorp Inc.	473,063	5,365
	Assurant Inc.	37,228	5,345
	East West Bancorp Inc.	98,793	5,207
	Erie Indemnity Co. Class A	17,456	5,128
	Franklin Resources Inc.	207,698	5,105
	Ally Financial Inc.	189,358	5,052
	SEI Investments Co.	83,098	5,005
	Voya Financial Inc.	73,658	4,895
	Carlyle Group Inc.	162,171	4,891
	Webster Financial Corp.	120,429	4,854
	Primerica Inc.	24,942	4,839
	Old Republic International Corp.	174,499	4,701
*	SoFi Technologies Inc.	560,054	4,475
	Invesco Ltd.	305,900	4,442
	First Horizon Corp.	389,456	4,292
	Selective Insurance Group Inc.	41,379	4,269
*	Robinhood Markets Inc. Class A	431,300	4,231
	Stifel Financial Corp.	67,417	4,142
	Morningstar Inc.	17,442	4,086
	Blue Owl Capital Inc. Class A	314,699	4,078
	RLI Corp.	29,766	4,045
	Starwood Property Trust Inc.	206,543	3,997
	AGNC Investment Corp.	415,373	3,921
	First American Financial Corp.	68,976	3,896
	Jefferies Financial Group Inc.	106,321	3,895
	Commerce Bancshares Inc.	78,299	3,757
	Comerica Inc.	90,289	3,751
	Houlihan Lokey Inc. Class A	34,672	3,714
	Cullen/Frost Bankers Inc.	39,992	3,648
	Zions Bancorp NA	104,444	3,644
	SouthState Corp.	51,807	3,490
	OneMain Holdings Inc.	85,180	3,415
	Prosperity Bancshares Inc.	61,679	3,366
	Western Alliance Bancorp	72,854	3,349
	Pinnacle Financial Partners Inc.	49,919	3,347
*	Ryan Specialty Holdings Inc. Class A	68,771	3,329
	MGIC Investment Corp.	197,188	3,291
	Evercore Inc. Class A	23,859	3,290
	Wintrust Financial Corp.	43,036	3,249
	Essent Group Ltd.	68,186	3,225

		Shares	Market Value ($000)
	Popular Inc.	48,911	3,082
	Rithm Capital Corp.	330,439	3,070
	Affiliated Managers Group Inc.	23,512	3,065
	Axis Capital Holdings Ltd.	52,774	2,975
	Lincoln National Corp.	119,768	2,957
	Columbia Banking System Inc.	144,418	2,932
	Old National Bancorp	195,556	2,843
	Bank OZK	75,093	2,784
	Home BancShares Inc.	132,628	2,777
	American Equity Investment Life Holding Co.	51,339	2,754
	Cadence Bank	128,917	2,736
	Synovus Financial Corp.	97,923	2,722
	Radian Group Inc.	108,089	2,714
	FNB Corp.	243,029	2,622
	Valley National Bancorp	303,307	2,596
	FirstCash Holdings Inc.	25,396	2,549
	White Mountains Insurance Group Ltd.	1,699	2,541
	United Bankshares Inc.	89,884	2,480
	Hanover Insurance Group Inc.	22,159	2,459
	Janus Henderson Group plc	93,010	2,402
[1]	Blackstone Mortgage Trust Inc. Class A	109,533	2,382
	First Financial Bankshares Inc.	94,248	2,368
	Lazard Ltd. Class A	76,107	2,360
	Assured Guaranty Ltd.	37,675	2,280
*	Mr Cooper Group Inc.	42,066	2,253
	Corebridge Financial Inc.	113,333	2,238
*	Brighthouse Financial Inc.	45,013	2,203
*	Enstar Group Ltd.	9,098	2,202
	Glacier Bancorp Inc.	76,097	2,169
	Jackson Financial Inc. Class A	55,686	2,128
	Hancock Whitney Corp.	57,329	2,121
	Moelis & Co. Class A	46,976	2,120
	SLM Corp.	152,431	2,076
	Hamilton Lane Inc. Class A	22,817	2,064
*	Credit Acceptance Corp.	4,416	2,032
*	Genworth Financial Inc. Class A	335,055	1,963
	Federated Hermes Inc. Class B	57,407	1,944
*	Texas Capital Bancshares Inc.	32,774	1,930
	United Community Banks Inc.	75,735	1,924
	Ameris Bancorp	47,332	1,817
	ServisFirst Bancshares Inc.	34,271	1,788
[1]	Arbor Realty Trust Inc.	117,263	1,780
	CNO Financial Group Inc.	74,211	1,761
	Artisan Partners Asset Management Inc. Class A	46,793	1,751
	Kemper Corp.	41,274	1,735
	First Bancorp	127,477	1,716
	Piper Sandler Cos.	11,800	1,715
	Associated Banc-Corp	97,960	1,676
	UMB Financial Corp.	26,776	1,661
	Walker & Dunlop Inc.	22,070	1,638
	International Bancshares Corp.	37,046	1,606
	Cathay General Bancorp	45,973	1,598
	Community Bank System Inc.	37,485	1,582
	First Hawaiian Inc.	86,538	1,562
	WSFS Financial Corp.	42,588	1,554
	CVB Financial Corp.	92,505	1,533
	First Interstate BancSystem Inc. Class A	58,498	1,459
	Atlantic Union Bankshares Corp.	50,612	1,457

		Shares	Market Value ($000)
	Pacific Premier Bancorp Inc.	65,826	1,432
	BGC Group Inc. Class A	270,372	1,428
*	Axos Financial Inc.	37,634	1,425
*	NMI Holdings Inc. Class A	52,596	1,425
	Simmons First National Corp. Class A	83,944	1,424
	Bank of Hawaii Corp.	28,238	1,403
	Eastern Bankshares Inc.	111,059	1,393
	Fulton Financial Corp.	113,650	1,376
*,1	Upstart Holdings Inc.	48,071	1,372
	Independent Bank Corp.	27,759	1,363
	TPG Inc. Class A	43,491	1,310
	Seacoast Banking Corp. of Florida	58,862	1,293
	PJT Partners Inc. Class A	15,926	1,265
	StepStone Group Inc. Class A	39,484	1,247
	BOK Financial Corp.	15,414	1,233
*	StoneX Group Inc.	12,574	1,219
	First Financial Bancorp	61,691	1,209
	First Merchants Corp.	43,152	1,200
*	Bancorp Inc.	33,463	1,154
	PennyMac Financial Services Inc.	17,187	1,145
	Cohen & Steers Inc.	17,735	1,112
	BankUnited Inc.	48,789	1,108
	Virtu Financial Inc. Class A	63,481	1,096
*	Enova International Inc.	21,541	1,096
*	Riot Platforms Inc.	116,876	1,090
*	Clearwater Analytics Holdings Inc. Class A	55,784	1,079
	Apollo Commercial Real Estate Finance Inc.	105,000	1,064
	BancFirst Corp.	12,263	1,064
*	BRP Group Inc. Class A	45,663	1,061
	Navient Corp.	61,548	1,060
	Washington Federal Inc.	41,287	1,058
	Ready Capital Corp.	103,115	1,042
	Renasant Corp.	39,385	1,031
	NBT Bancorp Inc.	32,516	1,030
	Towne Bank	44,601	1,023
	Independent Bank Group Inc.	25,329	1,002
*	Triumph Financial Inc.	15,321	993
	WesBanco Inc.	40,356	985
*	Goosehead Insurance Inc. Class A	13,204	984
	Banner Corp.	23,103	979
	Enterprise Financial Services Corp.	25,941	973
	Virtus Investment Partners Inc.	4,811	972
	OFG Bancorp	32,183	961
	Two Harbors Investment Corp.	72,161	955
*,1	Marathon Digital Holdings Inc.	111,675	949
	Park National Corp.	9,901	936
	City Holding Co.	10,342	934
	Hilltop Holdings Inc.	32,662	926
	Chimera Investment Corp.	168,631	921
*	Cannae Holdings Inc.	48,200	898
	Ladder Capital Corp. Class A	85,925	882
	Claros Mortgage Trust Inc.	79,600	882
	Federal Agricultural Mortgage Corp. Class C	5,682	877
	Northwest Bancshares Inc.	85,607	876
*	Palomar Holdings Inc.	17,157	871
	Trustmark Corp.	40,044	870
	Stewart Information Services Corp.	19,820	868
	Horace Mann Educators Corp.	29,216	858

		Shares	Market Value ($000)
	Lakeland Financial Corp.	17,865	848
	Victory Capital Holdings Inc. Class A	25,303	844
	Westamerica Bancorp	19,452	841
	National Bank Holdings Corp. Class A	28,171	838
	First Commonwealth Financial Corp.	66,653	814
	Heartland Financial USA Inc.	27,004	795
	Franklin BSP Realty Trust Inc.	59,221	784
	ProAssurance Corp.	40,958	774
	Provident Financial Services Inc.	50,630	774
	Pathward Financial Inc.	16,753	772
	Compass Diversified Holdings	40,800	766
*	Trupanion Inc.	26,874	758
	Argo Group International Holdings Ltd.	25,200	752
	Nelnet Inc. Class A	8,371	748
	First Bancorp (XNGS)	26,203	737
	S&T Bancorp Inc.	26,932	729
	Safety Insurance Group Inc.	10,682	728
	FB Financial Corp.	25,633	727
*	Avantax Inc.	27,986	716
	Hope Bancorp Inc.	80,705	714
	MFA Financial Inc.	74,007	711
*	Encore Capital Group Inc.	14,715	703
[1]	ARMOUR Residential REIT Inc.	164,725	700
	Stock Yards Bancorp Inc.	17,792	699
*	Rocket Cos. Inc. Class A	82,700	676
	Sandy Spring Bancorp Inc.	30,963	664
	Employers Holdings Inc.	16,575	662
	Safehold Inc.	37,045	659
*	Customers Bancorp Inc.	19,111	658
	Stellar Bancorp Inc.	30,835	657
	AMERISAFE Inc.	13,025	652
*	Oscar Health Inc. Class A	116,300	648
	WisdomTree Inc.	91,621	641
	Southside Bancshares Inc.	22,295	640
	First Busey Corp.	32,976	634
	PennyMac Mortgage Investment Trust	51,016	633
	National Western Life Group Inc. Class A	1,444	632
	TriCo Bancshares	19,565	627
	Enact Holdings Inc.	23,000	626
	OceanFirst Financial Corp.	42,992	622
*	SiriusPoint Ltd.	61,122	622
	Live Oak Bancshares Inc.	21,351	618
	Preferred Bank	9,931	618
	Veritex Holdings Inc.	34,377	617
	Nicolet Bankshares Inc.	8,820	615
	PacWest Bancorp	76,989	609
	Origin Bancorp Inc.	21,050	608
	Berkshire Hills Bancorp Inc.	30,001	602
	Lakeland Bancorp Inc.	47,448	599
	Peoples Bancorp Inc.	22,717	577
	BrightSpire Capital Inc. Class A	90,713	568
	Redwood Trust Inc.	79,346	566
	German American Bancorp Inc.	20,763	562
	First Bancshares Inc.	20,691	558
	Brookline Bancorp Inc.	61,007	556
	Mercury General Corp.	19,781	554
	New York Mortgage Trust Inc.	64,067	544
*	PRA Group Inc.	27,748	533

		Shares	Market Value ($000)
	Dime Community Bancshares Inc.	26,247	524
	Bank First Corp.	6,772	522
	TFS Financial Corp.	43,322	512
	ConnectOne Bancorp Inc.	27,819	496
*	Open Lending Corp.	67,137	491
*	Skyward Specialty Insurance Group Inc.	17,602	482
	Premier Financial Corp.	27,886	476
	Capitol Federal Financial Inc.	98,512	470
[1]	B. Riley Financial Inc.	11,394	467
	Ellington Financial Inc.	37,300	465
	QCR Holdings Inc.	9,550	463
*	LendingClub Corp.	75,742	462
	Dynex Capital Inc.	38,200	456
	KKR Real Estate Finance Trust Inc.	38,141	453
	Tompkins Financial Corp.	9,076	445
	Brightsphere Investment Group Inc.	22,782	442
	Banc of California Inc.	35,220	436
	Heritage Financial Corp.	24,999	408
	Old Second Bancorp Inc.	29,667	404
*	AssetMark Financial Holdings Inc.	15,755	395
	Eagle Bancorp Inc.	18,256	392
	Univest Financial Corp.	22,527	392
	Community Trust Bancorp Inc.	11,278	386
*	Ambac Financial Group Inc.	31,321	378
	TrustCo Bank Corp.	13,865	378
	F&G Annuities & Life Inc.	13,447	377
	P10 Inc. Class A	31,735	370
	Mercantile Bank Corp.	11,852	366
	Business First Bancshares Inc.	19,476	365
	Midland States Bancorp Inc.	17,164	353
	Diamond Hill Investment Group Inc.	2,051	346
	James River Group Holdings Ltd.	22,386	344
	United Fire Group Inc.	17,375	343
	Amerant Bancorp Inc. Class A	19,621	342
	First Mid Bancshares Inc.	12,767	339
*,1	Lemonade Inc.	29,185	339
	Great Southern Bancorp Inc.	6,982	335
	Hanmi Financial Corp.	20,656	335
	Heritage Commerce Corp.	39,071	331
*	Columbia Financial Inc.	20,913	329
	Washington Trust Bancorp Inc.	12,408	327
[1]	UWM Holdings Corp. Class A	66,500	323
	Byline Bancorp Inc.	16,290	321
	Central Pacific Financial Corp.	18,857	315
*	World Acceptance Corp.	2,432	309
	Universal Insurance Holdings Inc.	21,782	305
	Cambridge Bancorp	4,871	303
	Donegal Group Inc. Class B	21,166	300
*	CrossFirst Bankshares Inc.	29,303	296
	Camden National Corp.	10,384	293
	Capital City Bank Group Inc.	9,619	287
	Kearny Financial Corp.	41,417	287
	Southern Missouri Bancorp Inc.	7,423	287
	HomeTrust Bancshares Inc.	13,088	284
*	Metropolitan Bank Holding Corp.	7,788	283
	First Community Bankshares Inc.	9,546	281
	SmartFinancial Inc.	13,047	279
	HarborOne Bancorp Inc.	29,083	277

		Shares	Market Value ($000)
*	Coastal Financial Corp.	6,441	276
	Esquire Financial Holdings Inc.	6,049	276
	Farmers National Banc Corp.	23,843	276
	Northfield Bancorp Inc.	29,033	274
	Shore Bancshares Inc.	26,065	274
	Merchants Bancorp	9,858	273
	Peapack-Gladstone Financial Corp.	10,598	272
	Flushing Financial Corp.	20,120	264
	Tiptree Inc. Class A	15,559	261
	CNB Financial Corp.	14,373	260
	Horizon Bancorp Inc.	24,347	260
	Invesco Mortgage Capital Inc.	25,990	260
	TPG RE Finance Trust Inc.	37,900	255
	Equity Bancshares Inc. Class A	10,342	249
	Orchid Island Capital Inc.	29,283	249
*	EZCORP Inc. Class A	30,070	248
[1]	NewtekOne Inc.	16,800	248
	Macatawa Bank Corp.	27,543	247
*	MBIA Inc.	33,738	243
	Amalgamated Financial Corp.	13,999	241
	American National Bankshares Inc.	6,302	239
	Metrocity Bankshares Inc.	12,006	236
	Republic Bancorp Inc. Class A	5,332	235
	First Financial Corp.	6,821	231
	Independent Bank Corp. (Michigan)	12,460	229
	Bar Harbor Bankshares	9,406	222
	Capstar Financial Holdings Inc.	15,265	217
	First of Long Island Corp.	18,784	216
	1st Source Corp.	5,123	216
	Bank of Marin Bancorp	11,775	215
	Burke & Herbert Financial Services Corp.	4,600	214
*	Carter Bankshares Inc.	16,854	211
	First Foundation Inc.	34,444	209
	Alerus Financial Corp.	11,041	201
	Granite Point Mortgage Trust Inc.	40,300	197
	HCI Group Inc.	3,610	196
	GCM Grosvenor Inc. Class A	25,046	194
	Oak Valley Bancorp	7,700	193
*,1	Net Power Inc.	12,800	193
	Oppenheimer Holdings Inc. Class A	4,996	191
	Guaranty Bancshares Inc.	6,616	190
	NexPoint Diversified Real Estate Trust	21,800	190
	Arrow Financial Corp.	10,928	186
*	Greenlight Capital Re Ltd. Class A	17,350	186
	Home Bancorp Inc.	5,803	185
	First Bank	17,027	184
	Regional Management Corp.	6,593	182
	FS Bancorp Inc.	6,138	181
	Sculptor Capital Management Inc. Class A	15,482	180
	John Marshall Bancorp Inc.	10,000	178
	Waterstone Financial Inc.	16,159	177
	RBB Bancorp	13,800	176
	Timberland Bancorp Inc.	6,506	176
	BayCom Corp.	9,050	174
*	Blue Foundry Bancorp	20,773	174
	Peoples Financial Services Corp.	4,308	173
	First Bancorp Inc.	7,333	172
*	FVCBankcorp Inc.	13,437	172

		Shares	Market Value ($000)
	Northrim Bancorp Inc.	4,327	171
	Financial Institutions Inc.	10,038	169
	Investors Title Co.	1,135	168
	Unity Bancorp Inc.	7,156	168
	Parke Bancorp Inc.	10,184	166
	Red River Bancshares Inc.	3,606	166
	Enterprise Bancorp Inc.	6,024	165
	South Plains Financial Inc.	6,236	165
	PCB Bancorp	10,610	164
	Hingham Institution For Savings	862	161
	Sierra Bancorp	8,494	161
	Summit Financial Group Inc.	7,124	161
*	Forge Global Holdings Inc.	79,468	161
	Five Star Bancorp	7,900	158
	Civista Bancshares Inc.	10,116	157
	West Bancorp Inc.	9,617	157
*	California Bancorp	7,737	156
	Orange County Bancorp Inc.	3,619	156
	Capital Bancorp Inc.	8,094	155
	Mid Penn Bancorp Inc.	7,647	154
	Southern States Bancshares Inc.	6,798	154
	ACNB Corp.	4,849	153
	Citizens & Northern Corp.	8,711	153
	Greenhill & Co. Inc.	10,100	149
	Plumas Bancorp	4,330	148
*	Third Coast Bancshares Inc.	8,500	145
	MidWestOne Financial Group Inc.	7,100	144
*	American Coastal Insurance Corp.	19,600	144
	Citizens Financial Services Inc.	3,008	144
	HBT Financial Inc.	7,843	143
*	Provident Bancorp Inc.	14,580	141
	AFC Gamma Inc.	12,000	141
	Seven Hills Realty Trust	12,900	141
	Northeast Bank	3,074	136
	Farmers & Merchants Bancorp Inc.	7,584	133
	Codorus Valley Bancorp Inc.	7,091	132
	Central Valley Community Bancorp	9,286	131
	MainStreet Bancshares Inc.	6,374	131
*	Oportun Financial Corp.	18,084	131
	Northeast Community Bancorp Inc.	8,905	131
	Chicago Atlantic Real Estate Finance Inc.	8,900	131
	First Business Financial Services Inc.	4,314	129
	Middlefield Banc Corp.	5,094	129
*	LendingTree Inc.	8,224	127
	MVB Financial Corp.	5,521	125
	Evans Bancorp Inc.	4,577	123
	Fidelity D&D Bancorp Inc.	2,713	123
*	Southern First Bancshares Inc.	4,512	122
	Greene County Bancorp Inc.	5,012	121
	AG Mortgage Investment Trust Inc.	21,166	117
	Angel Oak Mortgage REIT Inc.	13,600	116
	Guild Holdings Co. Class A	10,380	114
	Colony Bankcorp Inc.	11,200	112
*	eHealth Inc.	14,951	111
*	Bridgewater Bancshares Inc.	11,567	110
	Orrstown Financial Services Inc.	5,232	110
	Ames National Corp.	6,500	108
	Primis Financial Corp.	13,308	108

		Shares	Market Value ($000)
[1]	Sachem Capital Corp.	30,000	106
	National Bankshares Inc.	4,164	104
*	Ocwen Financial Corp.	4,011	104
	Franklin Financial Services Corp.	3,600	103
*	Ponce Financial Group Inc.	13,205	103
	Princeton Bancorp Inc.	3,544	103
	Great Ajax Corp.	15,903	102
	Chemung Financial Corp.	2,549	101
*	Finwise Bancorp	11,444	99
	Hanover Bancorp Inc.	5,500	99
*	loanDepot Inc. Class A	57,100	98
	BCB Bancorp Inc.	8,673	97
	First Financial Northwest Inc.	7,628	97
	Meridian Corp.	9,782	96
	Norwood Financial Corp.	3,727	96
	Western New England Bancorp Inc.	14,848	96
	Summit State Bank	5,830	96
	BankFinancial Corp.	10,939	94
	ChoiceOne Financial Services Inc.	4,770	94
	First Northwest Bancorp	7,546	93
	Penns Woods Bancorp Inc.	4,312	91
	C&F Financial Corp.	1,671	90
*	Citizens Inc. Class A	31,480	90
	HomeStreet Inc.	11,588	90
*	USCB Financial Holdings Inc.	8,587	90
	HMN Financial Inc.	4,600	88
	ESSA Bancorp Inc.	5,800	87
	Virginia National Bankshares Corp.	2,852	87
	William Penn Bancorp	7,000	87
*	Hagerty Inc. Class A	10,600	87
*	Hippo Holdings Inc.	10,907	87
	First Internet Bancorp	5,320	86
	First Community Corp.	4,821	83
	Hawthorn Bancshares Inc.	5,084	83
	Riverview Bancorp Inc.	14,806	82
	Old Point Financial Corp.	4,300	79
	OP Bancorp	8,347	76
*	Pioneer Bancorp Inc.	8,918	76
*	Kingsway Financial Services Inc.	9,900	75
*	ECB Bancorp Inc.	6,780	75
[1]	Cherry Hill Mortgage Investment Corp.	19,275	72
*	Sterling Bancorp Inc.	12,013	70
	Silvercrest Asset Management Group Inc. Class A	4,379	69
	Bankwell Financial Group Inc.	2,772	67
	Nexpoint Real Estate Finance Inc.	4,115	67
*	NI Holdings Inc.	5,165	66
	Investar Holding Corp.	6,106	65
*	Security National Financial Corp. Class A	8,192	64
	Blue Ridge Bankshares Inc.	14,200	64
*	Maiden Holdings Ltd.	35,700	63
	Lument Finance Trust Inc.	30,449	63
	Ellington Residential Mortgage REIT	9,773	61
*	1895 Bancorp of Wisconsin Inc.	8,460	61
	Eagle Bancorp Montana Inc.	5,063	60
*	SWK Holdings Corp.	3,546	56
	LCNB Corp.	3,752	54
	Medallion Financial Corp.	7,764	54
	First Guaranty Bancshares Inc.	4,784	53

		Shares	Market Value ($000)
*	First Western Financial Inc.	2,900	53
	Western Asset Mortgage Capital Corp.	5,630	53
*	GoHealth Inc. Class A	3,633	53
*	Velocity Financial Inc.	4,566	52
*	Consumer Portfolio Services Inc.	5,489	50
	Luther Burbank Corp.	5,847	49
	Partners Bancorp	6,292	49
*	Arlington Asset Investment Corp. Class A	10,800	46
	First United Corp.	2,828	46
*	Heritage Global Inc.	14,800	46
*	ACRES Commercial Realty Corp.	5,440	45
	Peoples Bancorp of North Carolina Inc.	1,927	43
	Bank7 Corp.	1,874	42
	Provident Financial Holdings Inc.	3,235	42
*	Bakkt Holdings Inc.	36,100	42
*	Catalyst Bancorp Inc.	3,407	42
	Finward Bancorp	1,917	40
	Westwood Holdings Group Inc.	3,791	38
*	Heritage Insurance Holdings Inc.	5,700	37
	First Savings Financial Group Inc.	2,109	32
*	Doma Holdings Inc.	5,696	29
	US Global Investors Inc. Class A	9,831	28
	First Capital Inc.	1,002	27
	AmeriServ Financial Inc.	8,751	23
*	Great Elm Group Inc.	10,698	23
*	Curo Group Holdings Corp.	17,313	18
*	BM Technologies Inc.	7,778	16
	Hennessy Advisors Inc.	2,219	15
*	Safeguard Scientifics Inc.	12,586	13
	CB Financial Services Inc.	424	9
*	Nicholas Financial Inc.	574	3
	Bayfirst Financial Corp.	227	3
*	FG Financial Group Inc.	1,083	2
	FNCB Bancorp Inc.	135	1
			3,050,518
Health Care (7.7%)
	UnitedHealth Group Inc.	642,626	324,006
	Eli Lilly & Co.	592,790	318,405
	Johnson & Johnson	1,671,019	260,261
	AbbVie Inc.	1,224,826	182,573
	Merck & Co. Inc.	1,760,045	181,197
	Thermo Fisher Scientific Inc.	267,675	135,489
	Pfizer Inc.	3,914,280	129,837
	Abbott Laboratories	1,204,834	116,688
	Danaher Corp.	460,725	114,306
	Amgen Inc.	370,941	99,694
	Bristol-Myers Squibb Co.	1,450,974	84,215
	Medtronic plc	921,712	72,225
*	Intuitive Surgical Inc.	244,018	71,324
	Elevance Health Inc.	163,677	71,268
	Stryker Corp.	237,267	64,838
	Gilead Sciences Inc.	863,334	64,698
*	Vertex Pharmaceuticals Inc.	179,579	62,447
	Cigna Group	205,300	58,730
*	Regeneron Pharmaceuticals Inc.	70,479	58,001
*	Boston Scientific Corp.	1,015,461	53,616
	Becton Dickinson & Co.	201,554	52,108
	Zoetis Inc. Class A	287,006	49,933

		Shares	Market Value ($000)
	Humana Inc.	86,001	41,841
	HCA Healthcare Inc.	141,405	34,783
*	Edwards Lifesciences Corp.	420,359	29,122
*	Biogen Inc.	101,080	25,979
*	Centene Corp.	375,988	25,898
*	IDEXX Laboratories Inc.	57,568	25,173
*	Dexcom Inc.	268,891	25,088
*	IQVIA Holdings Inc.	120,297	23,668
*	Moderna Inc.	224,604	23,199
	Agilent Technologies Inc.	202,706	22,667
*	Seagen Inc.	97,151	20,611
*	Veeva Systems Inc. Class A	100,614	20,470
	West Pharmaceutical Services Inc.	51,402	19,287
*	Horizon Therapeutics plc	158,203	18,302
	GE HealthCare Technologies Inc.	268,139	18,244
	Zimmer Biomet Holdings Inc.	144,724	16,241
*	Alnylam Pharmaceuticals Inc.	87,541	15,503
*	Align Technology Inc.	50,214	15,331
	Cardinal Health Inc.	173,456	15,059
	ResMed Inc.	101,797	15,053
	STERIS plc	68,601	15,052
*	Illumina Inc.	109,391	15,017
	Baxter International Inc.	352,248	13,294
*	Molina Healthcare Inc.	40,140	13,161
	Laboratory Corp. of America Holdings	61,731	12,411
*	Hologic Inc.	170,457	11,830
*	BioMarin Pharmaceutical Inc.	131,844	11,666
	Cooper Cos. Inc.	34,490	10,968
*	Avantor Inc.	471,241	9,934
	Revvity Inc.	86,575	9,584
	Quest Diagnostics Inc.	77,787	9,479
*	Exact Sciences Corp.	124,461	8,491
	Viatris Inc.	835,246	8,236
*	Insulet Corp.	48,200	7,687
*	Neurocrine Biosciences Inc.	68,162	7,668
*	Incyte Corp.	131,657	7,606
*	Sarepta Therapeutics Inc.	62,039	7,520
	Bio-Techne Corp.	109,757	7,471
*	United Therapeutics Corp.	32,722	7,391
	Royalty Pharma plc Class A	265,850	7,215
*	Charles River Laboratories International Inc.	35,574	6,972
*	Henry Schein Inc.	91,134	6,767
	Teleflex Inc.	32,790	6,440
*	Penumbra Inc.	25,012	6,051
*	Repligen Corp.	36,480	5,801
	Chemed Corp.	10,505	5,459
*	Catalent Inc.	118,837	5,411
*	Jazz Pharmaceuticals plc	41,077	5,317
*	Bio-Rad Laboratories Inc. Class A	14,401	5,162
*	Shockwave Medical Inc.	25,667	5,110
	DENTSPLY SIRONA Inc.	149,119	5,094
	Universal Health Services Inc. Class B	40,216	5,056
*	Exelixis Inc.	219,278	4,791
*	Tenet Healthcare Corp.	71,118	4,686
	Encompass Health Corp.	66,931	4,495
*	HealthEquity Inc.	60,126	4,392
*	Ionis Pharmaceuticals Inc.	95,727	4,342
*	Acadia Healthcare Co. Inc.	61,411	4,318

		Shares	Market Value ($000)
	Bruker Corp.	66,706	4,156
*	Inspire Medical Systems Inc.	20,499	4,068
*	Option Care Health Inc.	125,567	4,062
*	Globus Medical Inc. Class A	81,484	4,046
*	Elanco Animal Health Inc.	345,905	3,888
*	Medpace Holdings Inc.	16,007	3,876
*	Karuna Therapeutics Inc.	22,347	3,779
*	agilon health Inc.	211,328	3,753
*	Halozyme Therapeutics Inc.	92,464	3,532
	Ensign Group Inc.	37,386	3,474
*	Natera Inc.	76,182	3,371
*	Lantheus Holdings Inc.	47,813	3,322
*	DaVita Inc.	34,893	3,298
*	Alkermes plc	114,458	3,206
*	Haemonetics Corp.	35,319	3,164
*	Intra-Cellular Therapies Inc.	60,697	3,162
*	Envista Holdings Corp.	111,762	3,116
*	Masimo Corp.	35,178	3,084
	Perrigo Co. plc	96,509	3,083
*	Vaxcyte Inc.	59,312	3,024
	Organon & Co.	173,684	3,015
*	Merit Medical Systems Inc.	39,963	2,758
*	10X Genomics Inc. Class A	66,105	2,727
*	Insmed Inc.	106,806	2,697
*	ImmunoGen Inc.	167,061	2,651
*	Apellis Pharmaceuticals Inc.	69,422	2,641
*	Neogen Corp.	138,328	2,565
*	QuidelOrtho Corp.	35,002	2,557
*	Amicus Therapeutics Inc.	201,243	2,447
*	Glaukos Corp.	31,343	2,359
*	Guardant Health Inc.	78,079	2,314
*	Amedisys Inc.	22,676	2,118
	CONMED Corp.	20,993	2,117
*	Inari Medical Inc.	32,342	2,115
*	Blueprint Medicines Corp.	41,871	2,103
*	Azenta Inc.	41,786	2,097
*	Teladoc Health Inc.	111,142	2,066
*	Evolent Health Inc. Class A	74,899	2,039
*	Bridgebio Pharma Inc.	76,322	2,013
*	Krystal Biotech Inc.	17,347	2,012
*	Axonics Inc.	35,674	2,002
*	Prestige Consumer Healthcare Inc.	34,970	2,000
*	Progyny Inc.	58,592	1,993
*	R1 RCM Inc.	131,802	1,986
*	Arrowhead Pharmaceuticals Inc.	72,044	1,936
*	iRhythm Technologies Inc.	20,490	1,931
*	ICU Medical Inc.	16,003	1,905
*	Cytokinetics Inc.	64,453	1,899
*	Integra LifeSciences Holdings Corp.	49,440	1,888
*	Mirati Therapeutics Inc.	42,423	1,848
*	REVOLUTION Medicines Inc.	66,270	1,834
*,1	Ginkgo Bioworks Holdings Inc. Class A	1,011,686	1,831
*	Intellia Therapeutics Inc.	57,738	1,826
*,1	Axsome Therapeutics Inc.	26,106	1,825
*	ACADIA Pharmaceuticals Inc.	86,965	1,812
*	Enovis Corp.	34,183	1,802
	Premier Inc. Class A	83,691	1,799
*	Integer Holdings Corp.	22,655	1,777

		Shares	Market Value ($000)
*	Fortrea Holdings Inc.	61,731	1,765
	Select Medical Holdings Corp.	69,345	1,752
*	Immunovant Inc.	44,500	1,708
*	Ultragenyx Pharmaceutical Inc.	47,884	1,707
	Patterson Cos. Inc.	56,860	1,685
*	Akero Therapeutics Inc.	33,170	1,678
*	Doximity Inc. Class A	75,259	1,597
*	Madrigal Pharmaceuticals Inc.	10,930	1,596
*	Corcept Therapeutics Inc.	57,704	1,572
*	Privia Health Group Inc.	65,217	1,500
*	Denali Therapeutics Inc.	72,022	1,486
*	Surgery Partners Inc.	49,857	1,458
*	AtriCure Inc.	32,046	1,404
*	Omnicell Inc.	30,920	1,393
*	Pacific Biosciences of California Inc.	159,775	1,334
*	STAAR Surgical Co.	32,970	1,325
*	CorVel Corp.	6,709	1,319
*	Crinetics Pharmaceuticals Inc.	43,649	1,298
*	Dynavax Technologies Corp.	85,461	1,262
*	Beam Therapeutics Inc.	51,311	1,234
*	Certara Inc.	83,831	1,219
*	Amphastar Pharmaceuticals Inc.	26,226	1,206
*	Novocure Ltd.	73,502	1,187
*	RadNet Inc.	41,556	1,171
*	PTC Therapeutics Inc.	51,936	1,164
*	Vericel Corp.	34,444	1,155
*	Veracyte Inc.	51,398	1,148
*	Cymabay Therapeutics Inc.	76,902	1,147
*	TransMedics Group Inc.	20,931	1,146
*	Sotera Health Co.	72,231	1,082
*	Ventyx Biosciences Inc.	31,028	1,078
*	NextGen Healthcare Inc.	45,398	1,077
*	NeoGenomics Inc.	87,102	1,071
*	Cerevel Therapeutics Holdings Inc.	47,300	1,033
*	Supernus Pharmaceuticals Inc.	36,654	1,011
*	Addus HomeCare Corp.	11,566	985
*	Ideaya Biosciences Inc.	36,478	984
*	Apollo Medical Holdings Inc.	31,197	962
*	PROCEPT BioRobotics Corp.	29,318	962
*	Pacira BioSciences Inc.	31,254	959
	US Physical Therapy Inc.	10,460	959
*	Agios Pharmaceuticals Inc.	37,588	930
*	Rhythm Pharmaceuticals Inc.	40,461	928
*	Celldex Therapeutics Inc.	33,552	923
*	Tandem Diabetes Care Inc.	44,374	922
*	BioCryst Pharmaceuticals Inc.	129,109	914
*	Arcellx Inc.	25,484	914
*	Recursion Pharmaceuticals Inc. Class A	117,802	901
*	Myriad Genetics Inc.	56,049	899
*	Ironwood Pharmaceuticals Inc. Class A	91,420	880
*	Xencor Inc.	43,673	880
*	Rocket Pharmaceuticals Inc.	41,980	860
*	Nuvalent Inc. Class A	18,666	858
*	UFP Technologies Inc.	5,136	829
*	Maravai LifeSciences Holdings Inc. Class A	81,635	816
*	SpringWorks Therapeutics Inc.	35,106	812
*	Owens & Minor Inc.	48,573	785
	LeMaitre Vascular Inc.	14,392	784

		Shares	Market Value ($000)
*	Warby Parker Inc. Class A	59,524	783
*	Twist Bioscience Corp.	38,555	781
*	TG Therapeutics Inc.	93,167	779
*	Catalyst Pharmaceuticals Inc.	66,400	776
*	Geron Corp.	359,553	762
*	MannKind Corp.	181,020	748
*	Sage Therapeutics Inc.	36,148	744
*	Harmony Biosciences Holdings Inc.	21,970	720
*	Alphatec Holdings Inc.	55,467	719
*	Amylyx Pharmaceuticals Inc.	38,707	709
*	Viking Therapeutics Inc.	63,875	707
*	Ligand Pharmaceuticals Inc.	11,752	704
*	Pediatrix Medical Group Inc.	55,346	703
*	Iovance Biotherapeutics Inc.	153,847	700
*	Syndax Pharmaceuticals Inc.	48,187	700
*	Zentalis Pharmaceuticals Inc.	34,601	694
*	Avanos Medical Inc.	34,214	692
*	Phreesia Inc.	36,022	673
*	ANI Pharmaceuticals Inc.	11,494	667
*	Quanterix Corp.	24,560	667
*	Vir Biotechnology Inc.	71,121	666
*	Protagonist Therapeutics Inc.	39,665	662
*	Revance Therapeutics Inc.	57,092	655
*	Arvinas Inc.	33,294	654
*	Relay Therapeutics Inc.	77,145	649
*	Pliant Therapeutics Inc.	36,322	630
*	EQRx Inc.	283,200	629
*	Hims & Hers Health Inc.	99,700	627
*	Arcus Biosciences Inc.	34,801	625
*	Mirum Pharmaceuticals Inc.	19,537	617
*	89bio Inc.	38,764	599
*	Ardelyx Inc.	146,000	596
	National Research Corp.	13,198	586
	Embecta Corp.	38,342	577
*	Replimune Group Inc.	33,343	570
*	Morphic Holding Inc.	24,600	564
*	ADMA Biologics Inc.	156,471	560
	National HealthCare Corp.	8,738	559
*	Varex Imaging Corp.	29,662	557
*	SI-BONE Inc.	26,195	556
*	Collegium Pharmaceutical Inc.	24,298	543
*	Cogent Biosciences Inc.	55,453	541
*	Deciphera Pharmaceuticals Inc.	42,310	538
*	Adaptive Biotechnologies Corp.	95,724	522
*	MiMedx Group Inc.	70,200	512
*	Day One Biopharmaceuticals Inc.	41,661	511
*	Brookdale Senior Living Inc.	121,631	504
	Healthcare Services Group Inc.	48,112	502
*	Innoviva Inc.	38,215	496
*	AdaptHealth Corp. Class A	53,335	485
*	Travere Therapeutics Inc.	54,050	483
*	Keros Therapeutics Inc.	15,069	480
*,1	Cassava Sciences Inc.	28,700	478
*	REGENXBIO Inc.	28,991	477
*	Accolade Inc.	45,110	477
*	Intercept Pharmaceuticals Inc.	25,300	469
*,1	Novavax Inc.	64,400	466
*	Kura Oncology Inc.	50,715	463

		Shares	Market Value ($000)
*	Alignment Healthcare Inc.	64,789	450
*	Arcturus Therapeutics Holdings Inc.	17,443	446
*	Enhabit Inc.	39,395	443
*	Editas Medicine Inc.	55,877	436
*	Multiplan Corp.	257,400	432
*	PetIQ Inc. Class A	21,893	431
*	RxSight Inc.	15,417	430
*	Viridian Therapeutics Inc.	27,741	426
*	Point Biopharma Global Inc.	63,922	426
*	Verve Therapeutics Inc.	32,020	425
*	Nevro Corp.	21,922	421
*	Inhibrx Inc.	22,765	418
	HealthStream Inc.	19,291	416
*	Treace Medical Concepts Inc.	31,640	415
*	Avid Bioservices Inc.	43,517	411
*	Artivion Inc.	26,789	406
*	Kymera Therapeutics Inc.	29,179	406
	Atrion Corp.	977	404
*	Disc Medicine Inc.	8,600	404
*	Cabaletta Bio Inc.	26,492	403
*	Fulgent Genetics Inc.	15,018	402
*	Cytek Biosciences Inc.	71,918	397
*	OPKO Health Inc.	244,261	391
*	Outset Medical Inc.	34,549	376
*	OrthoPediatrics Corp.	11,689	374
*	Kiniksa Pharmaceuticals Ltd. Class A	21,265	369
*	Silk Road Medical Inc.	24,351	365
*	RAPT Therapeutics Inc.	21,985	365
*,1	Anavex Life Sciences Corp.	55,577	364
*	Tarsus Pharmaceuticals Inc.	20,360	362
*	Apogee Therapeutics Inc.	16,334	348
*	BioLife Solutions Inc.	25,159	347
*	Orthofix Medical Inc.	26,885	346
*	Amneal Pharmaceuticals Inc.	81,700	345
*	LifeStance Health Group Inc.	49,673	341
*	4D Molecular Therapeutics Inc.	26,726	340
*	Health Catalyst Inc.	33,373	338
*	OmniAb Inc.	64,445	334
*,1	Genelux Corp.	13,500	331
*	Olema Pharmaceuticals Inc.	26,604	329
*	Taysha Gene Therapies Inc.	102,518	324
*	Paragon 28 Inc.	25,752	323
*	Harrow Inc.	22,257	320
*	DocGo Inc.	60,100	320
*	GoodRx Holdings Inc. Class A	56,002	315
*	Aclaris Therapeutics Inc.	44,964	308
*	Marinus Pharmaceuticals Inc.	37,350	301
*	Castle Biosciences Inc.	17,567	297
*	Avidity Biosciences Inc.	45,515	290
*	Dyne Therapeutics Inc.	32,045	287
*	Tango Therapeutics Inc.	25,100	283
*	Vera Therapeutics Inc. Class A	20,452	280
*	Savara Inc.	73,243	277
*	Theravance Biopharma Inc.	32,101	277
*	Avita Medical Inc.	18,756	274
*	Agenus Inc.	240,917	272
*	OraSure Technologies Inc.	45,774	271
*,1	Prime Medicine Inc.	28,442	271

		Shares	Market Value ($000)
*	Community Health Systems Inc.	92,456	268
*	Zymeworks Inc.	42,300	268
*	Sana Biotechnology Inc.	69,018	267
	iRadimed Corp.	5,991	266
*	Phathom Pharmaceuticals Inc.	25,360	263
*	Alector Inc.	40,147	260
*	ACELYRIN Inc.	25,429	259
*	CareDx Inc.	36,859	258
*	Alpine Immune Sciences Inc.	22,030	252
*	Surmodics Inc.	7,842	252
*	Clover Health Investments Corp. Class A	230,600	249
*	ModivCare Inc.	7,812	246
*	Biomea Fusion Inc.	17,900	246
*	Coherus Biosciences Inc.	65,031	243
*	Bluebird Bio Inc.	78,000	237
*	Pennant Group Inc.	21,097	235
*	Nurix Therapeutics Inc.	29,820	234
*	PMV Pharmaceuticals Inc.	37,924	233
*,1	Aldeyra Therapeutics Inc.	34,700	232
*	Evolus Inc.	25,400	232
*	AnaptysBio Inc.	12,700	228
*	Tactile Systems Technology Inc.	16,140	227
*	Liquidia Corp.	35,629	226
*	KalVista Pharmaceuticals Inc.	23,051	222
*	Voyager Therapeutics Inc.	28,600	222
*	Pulmonx Corp.	21,458	222
*	HilleVax Inc.	16,335	220
*	Arbutus Biopharma Corp.	107,845	219
*	MacroGenics Inc.	46,700	218
*	Caribou Biosciences Inc.	45,084	215
*	MaxCyte Inc.	66,640	208
*	SomaLogic Inc.	85,614	205
*,1	Enliven Therapeutics Inc.	14,831	203
*	Tabula Rasa HealthCare Inc.	19,595	202
*	American Well Corp. Class A	170,727	200
*,1	Entrada Therapeutics Inc.	12,607	199
*	23andMe Holding Co. Class A	201,100	197
	Phibro Animal Health Corp. Class A	15,356	196
*,1	Senseonics Holdings Inc.	324,200	196
*	Sharecare Inc.	207,400	195
*	AN2 Therapeutics Inc.	11,822	190
*	Fulcrum Therapeutics Inc.	42,012	187
*	Arcutis Biotherapeutics Inc.	35,006	186
*	Vanda Pharmaceuticals Inc.	41,986	181
	Utah Medical Products Inc.	2,090	180
*	Anika Therapeutics Inc.	9,542	178
*	Cerus Corp.	109,208	177
*	iTeos Therapeutics Inc.	16,182	177
*	Edgewise Therapeutics Inc.	30,691	176
*	EyePoint Pharmaceuticals Inc.	21,612	173
*	Scholar Rock Holding Corp.	24,294	172
*	Tyra Biosciences Inc.	12,400	171
*	Sutro Biopharma Inc.	49,072	170
*	InfuSystem Holdings Inc.	17,567	169
*	Accuray Inc.	61,258	167
*	Seres Therapeutics Inc.	69,975	167
*	Ovid therapeutics Inc.	43,087	165
*	Organogenesis Holdings Inc. Class A	51,218	163

		Shares	Market Value ($000)
*	Enanta Pharmaceuticals Inc.	14,469	162
*	Icosavax Inc.	20,890	162
*	AngioDynamics Inc.	22,092	161
*	Standard BioTools Inc.	54,000	157
*	Lyell Immunopharma Inc.	105,726	155
*	Immuneering Corp. Class A	20,162	155
*	Zimvie Inc.	16,330	154
*	Allogene Therapeutics Inc.	47,833	152
*	Lineage Cell Therapeutics Inc.	128,266	151
*	Astria Therapeutics Inc.	20,200	151
*	Computer Programs & Systems Inc.	9,434	150
*	Eagle Pharmaceuticals Inc.	9,445	149
*	ORIC Pharmaceuticals Inc.	24,507	148
*	908 Devices Inc.	22,158	148
*	Xeris Biopharma Holdings Inc.	79,815	148
*	Axogen Inc.	29,257	146
*,1	Summit Therapeutics Inc.	77,925	146
*	CorMedix Inc.	39,265	145
*	Agiliti Inc.	22,416	145
*	Assertio Holdings Inc.	56,592	145
	SIGA Technologies Inc.	27,490	144
*	Ocular Therapeutix Inc.	45,271	142
*	Y-mAbs Therapeutics Inc.	25,975	142
*	Terns Pharmaceuticals Inc.	28,313	142
*,1	Scilex Holding Co.	101,259	142
*	Viemed Healthcare Inc.	20,899	141
*	Atea Pharmaceuticals Inc.	46,519	140
*	Akebia Therapeutics Inc.	119,228	136
*	Fate Therapeutics Inc.	63,965	136
*	Monte Rosa Therapeutics Inc.	28,328	136
*	Verastem Inc.	16,780	136
*	Cullinan Oncology Inc.	14,892	135
*	2seventy bio Inc.	34,344	135
*	Quantum-Si Inc.	80,152	133
*	Precigen Inc.	93,207	132
*,1	scPharmaceuticals Inc.	18,200	130
*	Rigel Pharmaceuticals Inc.	119,340	129
*	Nuvation Bio Inc.	96,553	129
*,1	Zomedica Corp.	759,400	127
*,2	PDL BioPharma Inc.	78,003	126
*	Praxis Precision Medicines Inc.	73,867	126
*	Inozyme Pharma Inc.	29,430	124
*,1	Janux Therapeutics Inc.	12,324	124
*	Aura Biosciences Inc.	13,713	123
*	Aerovate Therapeutics Inc.	8,963	122
*	Emergent BioSolutions Inc.	35,612	121
*	Karyopharm Therapeutics Inc.	90,538	121
*	Allakos Inc.	52,074	118
*	X4 Pharmaceuticals Inc.	107,908	118
*,1	ImmunityBio Inc.	68,635	116
*	Erasca Inc.	59,061	116
*	Adverum Biotechnologies Inc.	76,000	114
*	Actinium Pharmaceuticals Inc.	19,281	114
*	CareMax Inc.	53,555	114
*	ProKidney Corp. Class A	24,600	113
*	Merrimack Pharmaceuticals Inc.	9,104	112
*	Harvard Bioscience Inc.	25,649	110
*	ARS Pharmaceuticals Inc.	29,000	110

		Shares	Market Value ($000)
*	Mineralys Therapeutics Inc.	11,523	110
*	Tela Bio Inc.	13,582	109
*	Acumen Pharmaceuticals Inc.	26,300	109
*	Semler Scientific Inc.	4,289	109
*	Reneo Pharmaceuticals Inc.	14,000	107
*,1	Omeros Corp.	35,983	105
*	Generation Bio Co.	26,818	102
*	Hyperfine Inc. Class A	49,514	101
*	Sanara Medtech Inc.	3,200	100
*	Invivyd Inc.	58,006	99
*	Abeona Therapeutics Inc.	23,500	99
*,1	Invitae Corp.	162,468	98
*,1	Butterfly Network Inc.	83,143	98
*,1	PDS Biotechnology Corp.	19,304	97
*,1	Zynex Inc.	12,104	97
*	CVRx Inc.	6,424	97
*	Atara Biotherapeutics Inc.	64,886	96
*	Immunome Inc.	11,471	96
*	Selecta Biosciences Inc.	90,109	95
*	Third Harmonic Bio Inc.	14,820	95
*	Mersana Therapeutics Inc.	74,304	94
*	P3 Health Partners Inc.	64,200	94
*	Inogen Inc.	17,882	93
*	Zevra Therapeutics Inc.	19,400	93
*	Altimmune Inc.	35,370	92
*	Lexicon Pharmaceuticals Inc.	84,532	92
*	Nektar Therapeutics Class A	151,005	90
*	FONAR Corp.	5,825	90
[1]	Carisma Therapeutics Inc.	21,192	90
*	OptimizeRx Corp.	11,439	89
*	Codexis Inc.	46,017	87
*,1	Achieve Life Sciences Inc.	20,200	87
*	Talkspace Inc.	44,538	87
*	Joint Corp.	9,539	86
*,1	Allovir Inc.	39,747	85
*	Annexon Inc.	35,304	83
*,1	GlycoMimetics Inc.	54,900	82
*	Heron Therapeutics Inc.	78,614	81
*	Seer Inc. Class A	36,017	80
*	Akoya Biosciences Inc.	17,202	80
*	Tenaya Therapeutics Inc.	30,884	79
*	Electromed Inc.	7,476	78
*	Poseida Therapeutics Inc. Class A	32,859	78
*	Ikena Oncology Inc.	18,053	78
*	Black Diamond Therapeutics Inc.	27,000	77
*	Compass Therapeutics Inc.	38,900	77
*	Bioventus Inc. Class A	23,179	76
*	Cutera Inc.	12,390	75
*	Humacyte Inc.	25,479	75
*	Puma Biotechnology Inc.	28,100	74
*	Larimar Therapeutics Inc.	18,649	74
*,1	Citius Pharmaceuticals Inc.	106,287	73
*	Longboard Pharmaceuticals Inc.	13,099	73
*	Aquestive Therapeutics Inc.	47,200	72
*	Atossa Therapeutics Inc.	98,096	72
*	Nuvectis Pharma Inc.	5,600	72
*,1	Celcuity Inc.	7,727	71
*	Optinose Inc.	57,600	71

		Shares	Market Value ($000)
*	Innovage Holding Corp.	11,700	70
*	TScan Therapeutics Inc.	27,200	70
*	ChromaDex Corp.	47,403	69
*	Gritstone bio Inc.	39,937	69
*	Perspective Therapeutics Inc.	251,620	69
*	Apyx Medical Corp.	21,359	68
*	Inovio Pharmaceuticals Inc.	175,516	68
*	Talaris Therapeutics Inc.	24,089	68
*	CytoSorbents Corp.	35,641	67
*	Esperion Therapeutics Inc.	68,175	67
*	IGM Biosciences Inc.	8,083	67
*,1	Vaxart Inc.	88,300	67
*,1	Bionano Genomics Inc.	22,200	67
*	KORU Medical Systems Inc.	24,374	66
*,1	Rallybio Corp.	19,513	66
*,1	Verrica Pharmaceuticals Inc.	16,816	65
*	XOMA Corp.	4,561	64
*	Aadi Bioscience Inc.	13,200	64
*	DiaMedica Therapeutics Inc.	24,554	63
*	ALX Oncology Holdings Inc.	13,029	63
*	Vaxxinity Inc. Class A	45,915	63
*	NanoString Technologies Inc.	35,956	62
*	ClearPoint Neuro Inc.	12,373	62
*	Relmada Therapeutics Inc.	20,489	61
*	aTyr Pharma Inc.	38,420	61
*	CytomX Therapeutics Inc.	46,219	60
*	Ocugen Inc.	150,100	60
*	Sight Sciences Inc.	17,683	60
*	Stoke Therapeutics Inc.	14,884	59
*	C4 Therapeutics Inc.	31,822	59
*	Acrivon Therapeutics Inc.	6,200	59
*	Cue Biopharma Inc.	25,288	58
*	Eyenovia Inc.	35,000	58
*	Gossamer Bio Inc.	69,585	58
*,1	Eton Pharmaceuticals Inc.	13,900	58
*	FibroGen Inc.	65,782	57
*	Cara Therapeutics Inc.	33,414	56
*	Cidara Therapeutics Inc.	59,329	56
*	Nautilus Biotechnology Inc. Class A	17,600	56
*	Chimerix Inc.	57,135	55
*	Stereotaxis Inc.	34,516	55
*	Capricor Therapeutics Inc.	16,000	55
*,1	Asensus Surgical Inc.	202,501	55
*	Oncology Institute Inc.	39,500	55
*	Athira Pharma Inc.	26,677	54
*	Vor BioPharma Inc.	24,842	53
*	Absci Corp.	40,420	53
*,1	Galectin Therapeutics Inc.	26,902	52
*	Sangamo Therapeutics Inc.	87,322	52
*	Foghorn Therapeutics Inc.	10,206	51
*	NGM Biopharmaceuticals Inc.	44,858	48
*	XBiotech Inc.	11,679	48
*	Cano Health Inc.	188,404	48
*	G1 Therapeutics Inc.	32,793	47
*	Sera Prognostics Inc. Class A	25,500	47
*	Kezar Life Sciences Inc.	37,867	45
*	Kodiak Sciences Inc.	24,897	45
*	Inotiv Inc.	14,694	45

		Shares	Market Value ($000)
*	Durect Corp.	18,079	45
*,1	Vigil Neuroscience Inc.	8,064	43
*	PepGen Inc.	8,311	42
*	Anixa Biosciences Inc.	12,599	41
*	Assembly Biosciences Inc.	46,734	41
*	Jasper Therapeutics Inc.	57,934	41
*	CEL - SCI Corp.	31,842	40
*	Trevi Therapeutics Inc.	18,542	40
*	Kronos Bio Inc.	30,839	40
*	Sonendo Inc.	54,100	40
*	Annovis Bio Inc.	4,100	39
*,1	Rani Therapeutics Holdings Inc. Class A	17,809	39
*	iCAD Inc.	18,133	38
*,1	SmileDirectClub Inc. Class A	90,900	38
*	PhenomeX Inc.	37,687	38
*	BioAtla Inc.	22,308	38
*	Shattuck Labs Inc.	24,751	38
*	Forian Inc.	16,600	38
*	Vicarious Surgical Inc. Class A	63,662	38
*	Solid Biosciences Inc.	14,964	38
*	Greenwich Lifesciences Inc.	4,233	37
*	GeneDx Holdings Corp. Class A	10,106	37
*	Beyond Air Inc.	15,642	36
*	Kinnate Biopharma Inc.	25,767	36
*	Design Therapeutics Inc.	15,079	36
*	Bioxcel Therapeutics Inc.	13,911	35
*	Dyadic International Inc.	17,910	34
*	Precision BioSciences Inc.	99,100	34
*	Cardiff Oncology Inc.	24,797	34
*	Inmune Bio Inc.	5,000	34
*,1	SCYNEXIS Inc.	15,090	34
*	Adicet Bio Inc.	25,167	34
*	Aveanna Healthcare Holdings Inc.	28,788	34
*	Theseus Pharmaceuticals Inc.	12,548	34
*	Biote Corp. Class A	6,610	34
*	MEI Pharma Inc.	4,686	33
*	Corvus Pharmaceuticals Inc.	20,935	31
*	Viracta Therapeutics Inc.	29,734	31
*	Accelerate Diagnostics Inc.	5,324	31
*,1	Pulse Biosciences Inc.	7,474	30
*	Movano Inc.	27,700	30
*	Clearside Biomedical Inc.	33,500	29
*	Cue Health Inc.	66,007	29
*	Personalis Inc.	22,769	28
*	Reviva Pharmaceuticals Holdings Inc.	5,640	28
*	DermTech Inc.	19,000	27
*	Nkarta Inc.	19,414	27
*	Omega Therapeutics Inc.	12,350	27
*	Science 37 Holdings Inc.	68,300	27
*	Neuronetics Inc.	19,481	26
*	Enzo Biochem Inc.	17,620	25
*,1	Outlook Therapeutics Inc.	111,564	25
*	Passage Bio Inc.	38,001	25
*,1	Societal CDMO Inc.	52,074	24
*	SELLAS Life Sciences Group Inc.	14,905	24
*	Co-Diagnostics Inc.	22,573	24
*	IRIDEX Corp.	8,974	23
*	Spero Therapeutics Inc.	19,238	23

		Shares	Market Value ($000)
*	Alpha Teknova Inc.	8,236	23
*	Dare Bioscience Inc.	47,270	22
*	LENSAR Inc.	7,146	22
*	UNITY Biotechnology Inc.	9,250	22
*	Curis Inc.	3,305	22
*	Exagen Inc.	8,667	21
*	Matinas BioPharma Holdings Inc.	164,758	21
*	Genprex Inc.	54,200	21
*	Clene Inc.	41,494	21
*	Elicio Therapeutics Inc.	2,503	21
*	Orgenesis Inc.	32,261	20
*	Immunic Inc.	13,600	20
*	Retractable Technologies Inc.	15,700	19
*	ElectroCore Inc.	3,168	19
*	Instil Bio Inc.	41,166	18
*,1	Checkpoint Therapeutics Inc.	10,582	18
*	Aspira Women's Health Inc.	3,318	18
*	Cumberland Pharmaceuticals Inc.	9,187	17
*	PAVmed Inc.	56,600	17
*,1	Miromatrix Medical Inc.	14,100	17
*,1	Alaunos Therapeutics Inc.	122,715	16
*	Delcath Systems Inc.	3,900	16
*	TherapeuticsMD Inc.	5,268	16
*	RayzeBio Inc.	732	16
*,1	NightHawk Biosciences Inc.	28,727	15
*,1	MyMD Pharmaceuticals Inc.	25,990	15
*,1	Bright Health Group Inc.	2,499	15
*	Hepion Pharmaceuticals Inc.	2,985	15
*	Prelude Therapeutics Inc.	4,679	14
*	Sensei Biotherapeutics Inc.	19,290	14
*,1	Palatin Technologies Inc.	9,547	14
*,1	Seelos Therapeutics Inc.	73,332	13
*	Lantern Pharma Inc.	3,734	13
*	Bright Green Corp.	30,400	12
*	Celularity Inc. Class A	54,700	12
*,1	BioSig Technologies Inc.	23,402	11
*	Biodesix Inc.	6,493	11
*	Rezolute Inc.	8,500	11
*	Rapid Micro Biosystems Inc. Class A	10,406	11
*	Sagimet Biosciences Inc. Class A	1,198	11
*	Harpoon Therapeutics Inc.	2,710	11
*	Singular Genomics Systems Inc.	26,684	10
*	Oncocyte Corp.	3,182	10
*	Oncternal Therapeutics Inc.	29,166	9
*	Elevation Oncology Inc.	13,217	9
*	Imunon Inc.	9,191	9
*	Molecular Templates Inc.	1,241	8
*	Synlogic Inc.	2,827	8
*	ATI Physical Therapy Inc.	764	7
*,1	Eiger BioPharmaceuticals Inc.	19,995	6
*	Vistagen Therapeutics Inc.	1,108	6
*,1	Neumora Therapeutics Inc.	402	6
*	Strata Skin Sciences Inc.	8,329	5
*	Vapotherm Inc.	1,838	5
*,1	BrainStorm Cell Therapeutics Inc.	22,317	4
*	Forte Biosciences Inc.	5,348	4
*	Eliem Therapeutics Inc.	1,669	4
*	Turnstone Biologics Corp.	1,028	4

		Shares	Market Value ($000)
*	Dianthus Therapeutics Inc.	265	4
*,1	Aravive Inc.	20,297	3
*	Graphite Bio Inc.	1,081	3
*	Inhibikase Therapeutics Inc.	1,913	3
*,1	Axcella Health Inc.	191	2
*	NRX Pharmaceuticals Inc.	5,816	1
*,2	OmniAb Inc. 12.5 Earnout	4,987	—
*,2	OmniAb Inc. 15 Earnout	4,987	—
			3,682,048
Industrials (7.7%)
	Visa Inc. Class A	1,114,078	256,249
	Mastercard Inc. Class A	582,987	230,810
	Accenture plc Class A	437,284	134,294
	Caterpillar Inc.	353,976	96,635
	Union Pacific Corp.	422,352	86,004
	Honeywell International Inc.	460,105	85,000
	General Electric Co.	755,829	83,557
*	Boeing Co.	418,680	80,253
	United Parcel Service Inc. Class B	500,931	78,080
	RTX Corp.	1,010,349	72,715
	Lockheed Martin Corp.	174,549	71,384
	Deere & Co.	183,109	69,102
	Automatic Data Processing Inc.	285,361	68,652
	Eaton Corp. plc	276,930	59,064
	American Express Co.	383,051	57,147
*	Fiserv Inc.	422,588	47,736
	Illinois Tool Works Inc.	198,760	45,776
*	PayPal Holdings Inc.	761,690	44,528
	CSX Corp.	1,387,876	42,677
	FedEx Corp.	157,130	41,627
	Northrop Grumman Corp.	94,386	41,548
	Sherwin-Williams Co.	160,170	40,851
	Emerson Electric Co.	397,416	38,378
	General Dynamics Corp.	170,116	37,591
	3M Co.	382,139	35,776
	Parker-Hannifin Corp.	88,891	34,625
	Trane Technologies plc	158,745	32,211
	Carrier Global Corp.	579,977	32,015
	Norfolk Southern Corp.	156,965	30,911
	PACCAR Inc.	363,438	30,900
*	TransDigm Group Inc.	36,377	30,671
	Cintas Corp.	59,907	28,816
	Old Dominion Freight Line Inc.	68,356	27,967
	Paychex Inc.	224,276	25,866
	Johnson Controls International plc	469,878	25,002
	Capital One Financial Corp.	251,100	24,369
	Verisk Analytics Inc. Class A	100,251	23,683
	AMETEK Inc.	160,083	23,654
	Ferguson plc	141,026	23,195
	Otis Worldwide Corp.	284,349	22,836
	Fidelity National Information Services Inc.	413,157	22,835
	L3Harris Technologies Inc.	130,970	22,805
	Rockwell Automation Inc.	79,644	22,768
	Cummins Inc.	98,257	22,448
	WW Grainger Inc.	30,957	21,417
	DuPont de Nemours Inc.	286,177	21,346
	PPG Industries Inc.	163,052	21,164
	United Rentals Inc.	47,241	21,002

		Shares	Market Value ($000)
	Global Payments Inc.	180,771	20,859
	Quanta Services Inc.	100,535	18,807
	Vulcan Materials Co.	92,305	18,647
	Fortive Corp.	244,312	18,118
	Ingersoll Rand Inc.	279,271	17,795
	Martin Marietta Materials Inc.	42,586	17,481
*	Block Inc. Class A	381,139	16,869
*	Mettler-Toledo International Inc.	15,106	16,739
*	Keysight Technologies Inc.	123,139	16,293
	Equifax Inc.	85,369	15,638
	Xylem Inc.	167,942	15,288
*	Fair Isaac Corp.	16,344	14,195
	Dover Corp.	97,211	13,562
*	Teledyne Technologies Inc.	32,723	13,370
	Westinghouse Air Brake Technologies Corp.	123,590	13,134
	Howmet Aerospace Inc.	269,760	12,476
*	FleetCor Technologies Inc.	48,786	12,457
	Jacobs Solutions Inc.	87,515	11,946
	Expeditors International of Washington Inc.	101,733	11,662
	Hubbell Inc. Class B	37,062	11,616
*	Waters Corp.	40,910	11,218
	Ball Corp.	219,582	10,931
	IDEX Corp.	52,158	10,850
	JB Hunt Transport Services Inc.	57,544	10,848
*	Builders FirstSource Inc.	86,476	10,765
	Textron Inc.	136,640	10,677
	Booz Allen Hamilton Holding Corp. Class A	91,604	10,010
*	Axon Enterprise Inc.	49,092	9,769
	TransUnion	134,433	9,651
	Packaging Corp. of America	62,170	9,546
	Snap-on Inc.	36,801	9,386
*	Trimble Inc.	172,455	9,288
	Carlisle Cos. Inc.	34,190	8,864
	HEICO Corp. Class A	68,173	8,809
	Stanley Black & Decker Inc.	105,365	8,806
	Synchrony Financial	287,478	8,788
	Watsco Inc.	23,034	8,700
	Graco Inc.	116,715	8,506
*	Zebra Technologies Corp. Class A	35,884	8,488
	Owens Corning	61,969	8,453
	RPM International Inc.	88,949	8,433
	Masco Corp.	156,240	8,351
	Lennox International Inc.	22,260	8,335
	AECOM	96,796	8,038
	Nordson Corp.	35,553	7,934
	Jack Henry & Associates Inc.	50,755	7,671
*	BILL Holdings Inc.	70,255	7,628
	Crown Holdings Inc.	83,845	7,419
	Pentair plc	114,251	7,398
*	Saia Inc.	18,499	7,375
	Lincoln Electric Holdings Inc.	40,214	7,311
	EMCOR Group Inc.	32,838	6,909
	CH Robinson Worldwide Inc.	76,155	6,559
	Regal Rexnord Corp.	45,774	6,540
	Allegion plc	61,440	6,402
	Westrock Co.	174,390	6,243
	nVent Electric plc	116,145	6,155
	Toro Co.	73,168	6,080

		Shares	Market Value ($000)
	Advanced Drainage Systems Inc.	52,462	5,972
*	XPO Inc.	77,171	5,762
	A O Smith Corp.	85,812	5,675
	Tetra Tech Inc.	37,184	5,653
*	WEX Inc.	30,037	5,650
	AptarGroup Inc.	45,061	5,634
	ITT Inc.	57,074	5,588
	Huntington Ingalls Industries Inc.	27,281	5,581
*	TopBuild Corp.	21,897	5,509
	Fortune Brands Innovations Inc.	87,540	5,441
*	WillScot Mobile Mini Holdings Corp.	129,720	5,395
*	Paylocity Holding Corp.	29,118	5,291
	AGCO Corp.	44,640	5,280
	Knight-Swift Transportation Holdings Inc. Class A	104,852	5,258
	Curtiss-Wright Corp.	26,807	5,244
	Woodward Inc.	42,154	5,238
	Robert Half Inc.	70,897	5,195
	WESCO International Inc.	35,687	5,133
	Cognex Corp.	120,920	5,132
*	Chart Industries Inc.	29,515	4,992
	Donaldson Co. Inc.	83,216	4,963
	Berry Global Group Inc.	77,898	4,823
*	GXO Logistics Inc.	81,471	4,778
	BWX Technologies Inc.	63,303	4,746
	Graphic Packaging Holding Co.	211,174	4,705
*	Generac Holdings Inc.	43,141	4,701
*	Middleby Corp.	36,675	4,694
	Genpact Ltd.	128,074	4,636
*	Trex Co. Inc.	73,615	4,537
	Landstar System Inc.	24,850	4,397
	Simpson Manufacturing Co. Inc.	29,291	4,388
	Oshkosh Corp.	44,489	4,246
*	FTI Consulting Inc.	23,791	4,245
	Comfort Systems USA Inc.	24,830	4,231
	Littelfuse Inc.	16,948	4,192
*	Axalta Coating Systems Ltd.	154,038	4,144
	Applied Industrial Technologies Inc.	26,488	4,095
	MSA Safety Inc.	25,734	4,057
	Sensata Technologies Holding plc	107,073	4,050
	Eagle Materials Inc.	24,121	4,017
	MKS Instruments Inc.	46,319	4,008
	Brunswick Corp.	49,345	3,898
*	Atkore Inc.	25,792	3,848
	Acuity Brands Inc.	22,154	3,773
	Allison Transmission Holdings Inc.	63,626	3,758
*	ATI Inc.	90,687	3,732
	Sonoco Products Co.	68,306	3,712
*	Fluor Corp.	100,242	3,679
	Flowserve Corp.	91,452	3,637
*	Kirby Corp.	42,214	3,495
	Western Union Co.	262,445	3,459
*	API Group Corp.	130,628	3,387
	Valmont Industries Inc.	14,069	3,380
	Watts Water Technologies Inc. Class A	19,203	3,319
	Ryder System Inc.	30,779	3,292
	Sealed Air Corp.	100,108	3,290
	Vontier Corp.	105,324	3,257
*	Mohawk Industries Inc.	37,412	3,210

		Shares	Market Value ($000)
	MSC Industrial Direct Co. Inc. Class A	32,507	3,191
*	MasTec Inc.	44,082	3,173
*	ExlService Holdings Inc.	111,620	3,130
	Maximus Inc.	41,178	3,075
	Exponent Inc.	35,473	3,036
*	Affirm Holdings Inc. Class A	141,417	3,008
*	AZEK Co. Inc. Class A	100,371	2,985
	Crane Co.	33,514	2,977
	Air Lease Corp. Class A	73,532	2,898
	Badger Meter Inc.	20,130	2,896
*	Beacon Roofing Supply Inc.	37,247	2,874
	Belden Inc.	28,990	2,799
	Esab Corp.	39,382	2,765
	AAON Inc.	48,430	2,754
	Zurn Elkay Water Solutions Corp.	98,083	2,748
	EnerSys	29,008	2,746
	MDU Resources Group Inc.	139,076	2,723
	GATX Corp.	24,445	2,660
*	ASGN Inc.	32,481	2,653
	HB Fuller Co.	37,965	2,605
*	Euronet Worldwide Inc.	32,540	2,583
	ManpowerGroup Inc.	35,215	2,582
	HEICO Corp.	15,831	2,564
*	Summit Materials Inc. Class A	82,180	2,559
	Terex Corp.	44,242	2,549
	Louisiana-Pacific Corp.	45,475	2,513
	Silgan Holdings Inc.	57,739	2,489
*	Flywire Corp.	78,041	2,489
*	SPX Technologies Inc.	30,507	2,483
	Insperity Inc.	25,391	2,478
	Federal Signal Corp.	40,696	2,431
	Franklin Electric Co. Inc.	27,145	2,422
*	TriNet Group Inc.	20,525	2,391
	John Bean Technologies Corp.	22,669	2,383
	Moog Inc. Class A	20,049	2,265
	Herc Holdings Inc.	19,004	2,260
	Armstrong World Industries Inc.	31,350	2,257
*	Shift4 Payments Inc. Class A	40,041	2,217
	Brink's Co.	29,958	2,176
*	AMN Healthcare Services Inc.	25,518	2,174
	Otter Tail Corp.	28,464	2,161
	Installed Building Products Inc.	16,905	2,111
*	AeroVironment Inc.	18,673	2,083
	Hillenbrand Inc.	49,149	2,079
*	Core & Main Inc. Class A	71,985	2,077
	Matson Inc.	23,259	2,064
*	Verra Mobility Corp. Class A	110,380	2,064
*	Remitly Global Inc.	81,397	2,053
	FTAI Aviation Ltd.	57,739	2,053
*	Marqeta Inc. Class A	337,593	2,019
*	Itron Inc.	32,086	1,944
	Encore Wire Corp.	10,465	1,909
	Albany International Corp. Class A	22,097	1,907
*,1	Bloom Energy Corp. Class A	143,351	1,901
	ESCO Technologies Inc.	18,033	1,883
	CSW Industrials Inc.	10,699	1,875
	Kadant Inc.	8,243	1,859
*	O-I Glass Inc.	109,102	1,825

		Shares	Market Value ($000)
	Crane NXT Co.	32,840	1,825
*	GMS Inc.	28,224	1,805
	ABM Industries Inc.	44,987	1,800
	McGrath RentCorp	17,779	1,782
	EnPro Industries Inc.	14,405	1,746
*	CBIZ Inc.	33,320	1,729
	Korn Ferry	36,188	1,717
*	ACI Worldwide Inc.	75,807	1,710
*	Dycom Industries Inc.	19,172	1,706
*	Knife River Corp.	34,544	1,687
	Brady Corp. Class A	30,259	1,662
	UniFirst Corp.	10,118	1,649
	ICF International Inc.	13,590	1,642
*	Modine Manufacturing Co.	35,900	1,642
*	Alight Inc. Class A	231,044	1,638
*	Hub Group Inc. Class A	20,816	1,635
	ArcBest Corp.	16,011	1,628
*	Joby Aviation Inc.	247,125	1,594
	Veritiv Corp.	9,400	1,588
*	RXO Inc.	79,671	1,572
*	MYR Group Inc.	11,643	1,569
*	Resideo Technologies Inc.	99,235	1,568
	EVERTEC Inc.	41,487	1,542
*	Masonite International Corp.	16,108	1,502
*	Sterling Infrastructure Inc.	20,243	1,487
	Werner Enterprises Inc.	37,783	1,472
*	Mercury Systems Inc.	39,638	1,470
	ADT Inc.	243,167	1,459
*	Gibraltar Industries Inc.	20,934	1,413
*	AAR Corp.	23,666	1,409
	Mueller Water Products Inc. Class A	110,209	1,397
	Kennametal Inc.	55,781	1,388
*	Huron Consulting Group Inc.	13,076	1,362
*	Kratos Defense & Security Solutions Inc.	90,524	1,360
	Griffon Corp.	33,987	1,348
	Trinity Industries Inc.	55,208	1,344
	International Seaways Inc.	29,765	1,339
	Helios Technologies Inc.	23,191	1,287
*	OSI Systems Inc.	10,771	1,271
*	Hayward Holdings Inc.	88,693	1,251
	Forward Air Corp.	18,014	1,238
	Standex International Corp.	8,389	1,222
	Alamo Group Inc.	7,024	1,214
*	Spirit AeroSystems Holdings Inc. Class A	74,936	1,209
	Greif Inc. Class A	17,726	1,184
*,1	Enovix Corp.	93,168	1,169
*	Aurora Innovation Inc. Class A	496,300	1,166
	Granite Construction Inc.	30,297	1,152
	Primoris Services Corp.	34,810	1,139
	Bread Financial Holdings Inc.	33,185	1,135
*	Masterbrand Inc.	93,075	1,131
	Barnes Group Inc.	33,274	1,130
*	Payoneer Global Inc.	183,901	1,125
*	PGT Innovations Inc.	40,308	1,119
*	Hillman Solutions Corp.	133,513	1,101
	Patrick Industries Inc.	14,336	1,076
	Enerpac Tool Group Corp. Class A	40,640	1,074
*	Gates Industrial Corp. plc	91,755	1,065

		Shares	Market Value ($000)
*	AvidXchange Holdings Inc.	106,455	1,009
*	Air Transport Services Group Inc.	48,316	1,008
*	NV5 Global Inc.	10,289	990
*	Mirion Technologies Inc. Class A	132,100	987
*,1	Nikola Corp.	627,235	985
	H&E Equipment Services Inc.	22,264	962
	Lindsay Corp.	8,094	953
*	Construction Partners Inc. Class A	25,742	941
	Tennant Co.	12,577	933
*	Legalzoom.com Inc.	84,470	924
*	American Woodmark Corp.	12,141	918
*	Donnelley Financial Solutions Inc.	16,200	912
*	Vicor Corp.	15,232	897
*	CoreCivic Inc.	79,517	895
*	Rocket Lab USA Inc.	192,277	842
	Kforce Inc.	14,009	836
	Marten Transport Ltd.	42,381	835
	Astec Industries Inc.	16,978	800
	Greenbrier Cos. Inc.	19,892	796
*	Energy Recovery Inc.	37,200	789
	AZZ Inc.	16,959	773
*	CIRCOR International Inc.	13,267	740
	TriMas Corp.	29,733	736
	Schneider National Inc. Class B	26,252	727
*	JELD-WEN Holding Inc.	53,779	718
*	Cimpress plc	10,244	717
	Wabash National Corp.	33,665	711
	Apogee Enterprises Inc.	14,926	703
	Chase Corp.	5,051	643
	Quanex Building Products Corp.	22,275	627
*	Cross Country Healthcare Inc.	24,721	613
*	Thermon Group Holdings Inc.	22,309	613
	Deluxe Corp.	32,129	607
	Columbus McKinnon Corp.	17,002	594
*	Leonardo DRS Inc.	35,300	590
*,1	Symbotic Inc. Class A	17,400	582
*,1	Archer Aviation Inc. Class A	112,755	571
*	Transcat Inc.	5,740	562
*	Montrose Environmental Group Inc.	19,220	562
*	Janus International Group Inc.	52,218	559
	Heartland Express Inc.	35,721	525
*,1	PureCycle Technologies Inc.	93,329	524
*	ZipRecruiter Inc. Class A	43,176	518
*	Titan International Inc.	37,200	500
*	Proto Labs Inc.	18,863	498
	Napco Security Technologies Inc.	22,194	494
	Gorman-Rupp Co.	14,781	486
	Myers Industries Inc.	26,906	482
*	SP Plus Corp.	13,015	470
	Powell Industries Inc.	5,654	469
*	Virgin Galactic Holdings Inc.	260,022	468
	VSE Corp.	9,176	463
*	BlueLinx Holdings Inc.	5,592	459
	Barrett Business Services Inc.	4,977	449
	Argan Inc.	9,742	443
	Kelly Services Inc. Class A	24,290	442
*	Aspen Aerogels Inc.	51,284	441
*	Repay Holdings Corp. Class A	57,838	439

		Shares	Market Value ($000)
	First Advantage Corp.	31,653	437
*	Conduent Inc.	122,700	427
*	Ducommun Inc.	9,785	426
	Douglas Dynamics Inc.	13,865	418
	CRA International Inc.	4,130	416
	Insteel Industries Inc.	12,794	415
*	Green Dot Corp. Class A	29,098	405
*	International Money Express Inc.	23,900	405
*	CryoPort Inc.	28,888	396
*	IES Holdings Inc.	5,998	395
*	Titan Machinery Inc.	14,860	395
*	Manitowoc Co. Inc.	25,878	389
	Ennis Inc.	18,244	387
*,1	Target Hospitality Corp.	24,100	383
*	V2X Inc.	7,394	382
	Kaman Corp.	19,176	377
	Mesa Laboratories Inc.	3,518	370
*	I3 Verticals Inc. Class A	17,054	361
	LSI Industries Inc.	22,679	360
*	Franklin Covey Co.	8,348	358
*	Blue Bird Corp.	16,711	357
*	DXP Enterprises Inc.	10,164	355
*	Great Lakes Dredge & Dock Corp.	43,592	347
	TTEC Holdings Inc.	13,047	342
	Cadre Holdings Inc.	12,800	341
	Cass Information Systems Inc.	9,079	338
	Resources Connection Inc.	22,291	332
*	Vishay Precision Group Inc.	9,889	332
*	CECO Environmental Corp.	20,369	325
*	Hudson Technologies Inc.	24,429	325
	Hyster-Yale Materials Handling Inc.	7,125	318
	Miller Industries Inc.	8,081	317
*	Triumph Group Inc.	41,400	317
	Shyft Group Inc.	21,038	315
	Pitney Bowes Inc.	103,700	313
*	Evolv Technologies Holdings Inc.	64,100	312
	Perella Weinberg Partners Class A	30,221	308
*	Cantaloupe Inc.	47,000	294
	Allient Inc.	9,444	292
	Heidrick & Struggles International Inc.	11,672	292
	REV Group Inc.	18,084	289
*	TrueBlue Inc.	19,732	289
*	AerSale Corp.	18,200	272
*	Forrester Research Inc.	9,338	270
*	Custom Truck One Source Inc.	42,875	266
*	Concrete Pumping Holdings Inc.	30,861	265
	National Presto Industries Inc.	3,650	264
*	Astronics Corp.	16,605	263
	United States Lime & Minerals Inc.	1,281	257
*	Sterling Check Corp.	20,294	256
	FTAI Infrastructure Inc.	76,000	245
*	Limbach Holdings Inc.	7,700	244
*	BrightView Holdings Inc.	30,953	240
*	Tutor Perini Corp.	30,540	239
*,1	Desktop Metal Inc. Class A	159,504	233
	Covenant Logistics Group Inc. Class A	5,230	229
*	TaskUS Inc. Class A	21,330	221
*	FARO Technologies Inc.	14,129	215

		Shares	Market Value ($000)
	Pactiv Evergreen Inc.	25,797	210
*	Commercial Vehicle Group Inc.	26,700	207
*	Core Molding Technologies Inc.	7,270	207
*	Orion Group Holdings Inc.	38,600	207
*	Advantage Solutions Inc.	68,200	194
*,1	Velo3D Inc.	122,900	192
*	Radiant Logistics Inc.	33,408	189
*	Ranpak Holdings Corp. Class A	34,100	186
*,1	Atmus Filtration Technologies Inc.	8,910	186
	Park Aerospace Corp.	11,793	183
*,1	Eos Energy Enterprises Inc.	80,400	173
*	Bowman Consulting Group Ltd. Class A	6,100	171
*	Distribution Solutions Group Inc.	6,200	161
*,1	Microvast Holdings Inc.	83,100	157
*	TuSimple Holdings Inc. Class A	97,786	153
*	Babcock & Wilcox Enterprises Inc.	35,646	150
*	CS Disco Inc.	21,829	145
*	Acacia Research Corp.	38,613	141
	Park-Ohio Holdings Corp.	7,030	140
	Universal Logistics Holdings Inc.	5,573	140
*	Atlanticus Holdings Corp.	4,500	136
*	Overseas Shipholding Group Inc. Class A	30,700	135
*,1	Danimer Scientific Inc. Class A	65,200	135
[1]	Eagle Bulk Shipping Inc.	3,184	134
*	Paymentus Holdings Inc. Class A	7,993	133
*	Daseke Inc.	25,698	132
*	Willdan Group Inc.	6,469	132
	Information Services Group Inc.	29,685	130
*	Luna Innovations Inc.	22,193	130
*	Markforged Holding Corp.	87,900	127
*	Iteris Inc.	30,071	124
*	Performant Financial Corp.	54,600	123
*	L B Foster Co. Class A	6,452	122
	Kronos Worldwide Inc.	14,677	114
	Hurco Cos. Inc.	5,051	113
	PFSweb Inc.	15,253	113
	Karat Packaging Inc.	4,844	112
*	RCM Technologies Inc.	5,700	111
	ARC Document Solutions Inc.	34,251	109
*	SoundThinking Inc.	6,113	109
*,1	BlackSky Technology Inc. Class A	91,600	107
*	Moneylion Inc.	4,848	105
*	Innovative Solutions & Support Inc.	13,684	104
*	Graham Corp.	6,141	102
*	Mistras Group Inc.	18,400	100
*	Hyliion Holdings Corp.	83,600	99
*	DLH Holdings Corp.	8,200	96
*	EVI Industries Inc.	3,846	95
*	Mayville Engineering Co. Inc.	8,494	93
	BGSF Inc.	9,700	93
*,1	Tingo Group Inc.	80,454	82
*,1	Hyzon Motors Inc.	64,100	80
*,1	Redwire Corp.	27,300	79
*	HireRight Holdings Corp.	8,194	78
*	Smith-Midland Corp.	3,950	75
*	Gencor Industries Inc.	5,230	74
	HireQuest Inc.	4,700	73
*	Spire Global Inc.	14,787	72

		Shares	Market Value ($000)
*	Twin Disc Inc.	5,130	70
*	CompoSecure Inc.	10,764	69
*	CPI Card Group Inc.	3,680	68
*	VirTra Inc.	12,000	67
*,1	INNOVATE Corp.	41,047	67
*	374Water Inc.	53,808	67
*	Rekor Systems Inc.	23,522	66
*	Ultralife Corp.	6,533	64
*	Blade Air Mobility Inc.	23,700	61
*,1	Amprius Technologies Inc.	12,900	61
*	PAM Transportation Services Inc.	2,804	60
*	DHI Group Inc.	18,604	57
*	Paysign Inc.	29,000	57
*	Quad/Graphics Inc.	11,300	57
*	Terran Orbital Corp.	67,000	56
*	Willis Lease Finance Corp.	1,168	49
*,1	Workhorse Group Inc.	108,333	45
*	LightPath Technologies Inc. Class A	30,132	44
*	Broadwind Inc.	12,171	39
*	Skillsoft Corp.	42,306	38
*	IZEA Worldwide Inc.	17,423	38
*,1	Wrap Technologies Inc.	21,600	32
*	Hydrofarm Holdings Group Inc.	24,181	30
*	LS Starrett Co. Class A	2,489	27
*	SKYX Platforms Corp.	18,548	26
*	Byrna Technologies Inc.	10,800	24
*,1	Katapult Holdings Inc.	1,844	19
*	Orion Energy Systems Inc.	13,570	17
	Frequency Electronics Inc.	2,246	16
*	Biotricity Inc.	7,134	15
*,1	Coda Octopus Group Inc.	2,088	13
*	RF Industries Ltd.	3,910	12
*	Odyssey Marine Exploration Inc. Class B	2,687	10
*	Sarcos Technology & Robotics Corp.	10,933	9
*	Usio Inc.	3,784	7
*,1	Astra Space Inc. Class A	3,838	7
*	DSS Inc. (XASE)	29,993	6
*	Air T Inc.	195	4
*	Air Industries Group	1,313	4
*	FG Group Holdings Inc.	2,465	4
*	Ryvyl Inc.	565	2
*,2	DSS Inc.	154,000	1
*,2	Patriot National Inc.	7,513	—
*,2	GCI Liberty Inc.	78,532	—
			3,721,619
Other (0.0%)[3]
[4]	Vanguard Total Bond Market ETF	89,367	6,236
Real Estate (1.7%)
	Prologis Inc.	641,316	71,962
	American Tower Corp.	323,819	53,252
	Equinix Inc.	65,011	47,215
	Welltower Inc.	359,702	29,467
	Public Storage	109,386	28,825
	Crown Castle Inc.	301,198	27,719
	Digital Realty Trust Inc.	210,162	25,434
	Realty Income Corp.	487,678	24,355
	Simon Property Group Inc.	216,015	23,336

		Shares	Market Value ($000)
*	CoStar Group Inc.	283,181	21,774
	VICI Properties Inc. Class A	699,418	20,353
	Extra Space Storage Inc.	146,343	17,792
	AvalonBay Communities Inc.	98,359	16,892
	Weyerhaeuser Co.	507,219	15,551
	SBA Communications Corp. Class A	75,543	15,121
*	CBRE Group Inc. Class A	203,820	15,054
	Equity Residential	248,662	14,599
	Invitation Homes Inc.	426,135	13,504
	Alexandria Real Estate Equities Inc.	120,666	12,079
	Iron Mountain Inc.	201,703	11,991
	Ventas Inc.	276,857	11,664
	Mid-America Apartment Communities Inc.	81,127	10,437
	Sun Communities Inc.	86,426	10,228
	Essex Property Trust Inc.	44,388	9,414
	UDR Inc.	227,070	8,100
	WP Carey Inc.	147,199	7,961
	Host Hotels & Resorts Inc.	492,168	7,909
	Gaming & Leisure Properties Inc.	171,327	7,804
	Regency Centers Corp.	128,281	7,625
	Kimco Realty Corp.	431,143	7,584
	Equity LifeStyle Properties Inc.	115,145	7,336
	American Homes 4 Rent Class A	213,676	7,199
	Camden Property Trust	73,806	6,981
	Healthpeak Properties Inc.	377,771	6,936
	Rexford Industrial Realty Inc.	132,025	6,515
	CubeSmart	156,140	5,954
	Boston Properties Inc.	98,696	5,870
	Americold Realty Trust Inc.	188,066	5,719
	Omega Healthcare Investors Inc.	169,813	5,631
	EastGroup Properties Inc.	31,767	5,290
	Federal Realty Investment Trust	56,927	5,159
	Lamar Advertising Co. Class A	60,197	5,025
*	Zillow Group Inc. Class C	101,517	4,686
*	Jones Lang LaSalle Inc.	33,143	4,679
	NNN REIT Inc.	125,756	4,444
	First Industrial Realty Trust Inc.	92,037	4,380
	Brixmor Property Group Inc.	206,100	4,283
	STAG Industrial Inc.	122,662	4,233
	Healthcare Realty Trust Inc. Class A	264,014	4,031
	Agree Realty Corp.	67,410	3,724
	Terreno Realty Corp.	58,290	3,311
	Spirit Realty Capital Inc.	98,597	3,306
	Kite Realty Group Trust	153,023	3,278
	Ryman Hospitality Properties Inc.	39,325	3,275
	Apartment Income REIT Corp. Class A	101,443	3,114
	Rayonier Inc.	102,601	2,920
	Vornado Realty Trust	120,000	2,722
	Phillips Edison & Co. Inc.	80,421	2,697
	PotlatchDeltic Corp.	56,165	2,549
	Kilroy Realty Corp.	80,133	2,533
	Essential Properties Realty Trust Inc.	104,430	2,259
	Medical Properties Trust Inc.	411,571	2,243
	Sabra Health Care REIT Inc.	160,537	2,238
	Independence Realty Trust Inc.	156,936	2,208
	EPR Properties	52,733	2,191
	Cousins Properties Inc.	106,472	2,169
	Apple Hospitality REIT Inc.	139,001	2,132

		Shares	Market Value ($000)
	Physicians Realty Trust	165,611	2,019
	DigitalBridge Group Inc.	114,851	2,019
	COPT Defense Properties	78,948	1,881
	Broadstone Net Lease Inc.	130,757	1,870
	Park Hotels & Resorts Inc.	144,585	1,781
	LXP Industrial Trust	199,552	1,776
	National Storage Affiliates Trust	55,603	1,765
[1]	SL Green Realty Corp.	45,545	1,699
	Macerich Co.	153,762	1,678
*	Howard Hughes Holdings Inc.	21,876	1,622
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	74,747	1,585
	National Health Investors Inc.	30,028	1,542
	Highwoods Properties Inc.	73,765	1,520
	Innovative Industrial Properties Inc.	20,049	1,517
	SITE Centers Corp.	121,115	1,493
	Tanger Factory Outlet Centers Inc.	65,392	1,478
	St. Joe Co.	26,976	1,466
	Douglas Emmett Inc.	113,007	1,442
	Four Corners Property Trust Inc.	63,765	1,415
	CareTrust REIT Inc.	67,100	1,376
	Sunstone Hotel Investors Inc.	143,304	1,340
*	Zillow Group Inc. Class A	29,785	1,334
	Global Net Lease Inc.	135,150	1,299
	Equity Commonwealth	69,691	1,280
	Urban Edge Properties	80,519	1,229
	Pebblebrook Hotel Trust	83,700	1,137
	DiamondRock Hospitality Co.	137,295	1,102
	InvenTrust Properties Corp.	46,156	1,099
	Retail Opportunity Investments Corp.	85,930	1,064
	Kennedy-Wilson Holdings Inc.	69,111	1,019
	RLJ Lodging Trust	103,656	1,015
	Outfront Media Inc.	96,561	975
	Acadia Realty Trust	67,407	967
*	Opendoor Technologies Inc.	361,700	955
	JBG SMITH Properties	65,665	949
	Veris Residential Inc.	56,742	936
	Xenia Hotels & Resorts Inc.	76,530	902
	Alexander & Baldwin Inc.	53,230	891
	Getty Realty Corp.	32,126	891
*	Cushman & Wakefield plc	115,199	878
	Elme Communities	63,767	870
	eXp World Holdings Inc.	52,290	849
	Service Properties Trust	109,016	838
	LTC Properties Inc.	25,568	821
	Uniti Group Inc.	158,935	750
	Easterly Government Properties Inc. Class A	65,162	745
	Empire State Realty Trust Inc. Class A	90,800	730
*	GEO Group Inc.	84,496	691
	American Assets Trust Inc.	34,997	681
	NETSTREIT Corp.	43,048	671
	Hudson Pacific Properties Inc.	100,418	668
	Centerspace	10,941	659
	RPT Realty	60,659	641
	Plymouth Industrial REIT Inc.	30,451	638
	Newmark Group Inc. Class A	97,390	626
*	Compass Inc. Class A	213,651	620
	Brandywine Realty Trust	133,714	607
	Paramount Group Inc.	130,029	601

		Shares	Market Value ($000)
*	Apartment Investment & Management Co. Class A	85,801	583
	Community Healthcare Trust Inc.	18,947	563
	UMH Properties Inc.	39,327	551
*	Redfin Corp.	77,098	543
	NexPoint Residential Trust Inc.	15,703	505
	Piedmont Office Realty Trust Inc. Class A	89,460	503
	Marcus & Millichap Inc.	15,657	459
	Armada Hoffler Properties Inc.	44,430	455
	Summit Hotel Properties Inc.	77,848	451
*	Anywhere Real Estate Inc.	69,700	448
	Global Medical REIT Inc.	46,224	415
[1]	Peakstone Realty Trust	23,900	398
	Gladstone Land Corp.	27,240	388
*	Forestar Group Inc.	14,329	386
	Ares Commercial Real Estate Corp.	39,600	377
[1]	Farmland Partners Inc.	36,575	375
	Chatham Lodging Trust	38,700	370
	Universal Health Realty Income Trust	9,107	368
	Diversified Healthcare Trust	181,625	352
	Gladstone Commercial Corp.	28,553	347
	Whitestone REIT	35,347	340
	Saul Centers Inc.	8,462	298
	CBL & Associates Properties Inc.	14,100	296
	Alexander's Inc.	1,565	285
*	Tejon Ranch Co.	17,443	283
	RMR Group Inc. Class A	10,425	256
[1]	CTO Realty Growth Inc.	15,777	256
	One Liberty Properties Inc.	13,037	246
*	Seritage Growth Properties Class A	31,500	244
	Hersha Hospitality Trust Class A	23,600	233
	Orion Office REIT Inc.	42,982	224
	RE/MAX Holdings Inc. Class A	15,637	202
	BRT Apartments Corp.	10,834	187
*	FRP Holdings Inc.	3,428	185
	Postal Realty Trust Inc. Class A	12,803	173
	Industrial Logistics Properties Trust	57,267	165
	Bridge Investment Group Holdings Inc. Class A	16,783	154
	Office Properties Income Trust	36,326	149
*	Star Holdings	10,381	130
	Modiv Industrial Inc. Class C	7,600	127
	Alpine Income Property Trust Inc.	7,700	126
	Douglas Elliman Inc.	53,336	121
[1]	Braemar Hotels & Resorts Inc.	41,700	115
*	Stratus Properties Inc.	3,856	106
*,1	Offerpad Solutions Inc.	10,420	102
	City Office REIT Inc.	23,669	101
*	Maui Land & Pineapple Co. Inc.	7,400	98
	Franklin Street Properties Corp.	50,715	94
*	Ashford Hospitality Trust Inc.	33,216	79
	Clipper Realty Inc.	14,042	73
	Global Self Storage Inc.	10,820	53
*	Bluerock Homes Trust Inc.	2,589	33
*	Altisource Portfolio Solutions SA	8,000	32
*	Fathom Holdings Inc.	5,900	24
*,1	WeWork Inc. Class A	5,830	18
*	Sotherly Hotels Inc.	10,121	17
*	Rafael Holdings Inc. Class B	7,114	13
	Creative Media & Community Trust Corp.	2,200	9

		Shares	Market Value ($000)
*,1	American Strategic Investment Co.	973	9
*	Trinity Place Holdings Inc.	15,000	5
*,2	Spirit MTA REIT	44,200	—
			829,631
Technology (17.9%)
	Apple Inc.	10,301,277	1,763,682
	Microsoft Corp.	5,153,082	1,627,086
	NVIDIA Corp.	1,627,479	707,937
*	Alphabet Inc. Class A	4,121,069	539,283
*	Meta Platforms Inc. Class A	1,541,470	462,765
*	Alphabet Inc. Class C	3,413,579	450,080
	Broadcom Inc.	286,113	237,640
*	Adobe Inc.	316,102	161,180
*	Salesforce Inc.	641,588	130,101
	Oracle Corp.	1,129,626	119,650
*	Advanced Micro Devices Inc.	1,120,455	115,205
	Intel Corp.	2,905,125	103,277
	Texas Instruments Inc.	628,773	99,981
	Intuit Inc.	184,321	94,177
	International Business Machines Corp.	631,824	88,645
	QUALCOMM Inc.	773,967	85,957
	Applied Materials Inc.	579,718	80,262
*	ServiceNow Inc.	141,408	79,041
	Analog Devices Inc.	345,334	60,465
	Lam Research Corp.	91,828	57,555
	Micron Technology Inc.	759,442	51,665
*	Palo Alto Networks Inc.	212,281	49,767
*	Synopsys Inc.	105,587	48,461
*	Cadence Design Systems Inc.	188,377	44,137
	KLA Corp.	94,703	43,436
	Roper Technologies Inc.	74,011	35,842
	Amphenol Corp. Class A	414,310	34,798
	Marvell Technology Inc.	597,498	32,343
*	Workday Inc. Class A	143,562	30,844
*	Autodesk Inc.	147,854	30,592
	Microchip Technology Inc.	376,913	29,418
*	Snowflake Inc. Class A	191,646	29,278
*	ON Semiconductor Corp.	299,311	27,821
*	VMware Inc. Class A	164,719	27,422
*	Fortinet Inc.	462,831	27,159
	TE Connectivity Ltd.	218,087	26,940
*	Crowdstrike Holdings Inc. Class A	147,279	24,652
	Cognizant Technology Solutions Corp. Class A	349,785	23,694
*	Palantir Technologies Inc. Class A	1,349,922	21,599
*	Atlassian Corp. Class A	106,490	21,459
	CDW Corp.	93,235	18,811
*	Gartner Inc.	52,201	17,937
*	ANSYS Inc.	59,925	17,831
*	Datadog Inc. Class A	186,794	17,015
*	Splunk Inc.	116,202	16,995
*	HubSpot Inc.	33,010	16,257
	Corning Inc.	532,117	16,214
*	DoorDash Inc. Class A	203,151	16,144
*	MongoDB Inc. Class A	46,390	16,044
	HP Inc.	614,194	15,785
	Hewlett Packard Enterprise Co.	894,852	15,544
	Monolithic Power Systems Inc.	31,496	14,551
*	VeriSign Inc.	61,277	12,410

		Shares	Market Value ($000)
*	Cloudflare Inc. Class A	193,513	12,199
*	PTC Inc.	82,155	11,640
	Dell Technologies Inc. Class C	167,296	11,527
*	Tyler Technologies Inc.	29,178	11,267
*	Akamai Technologies Inc.	104,894	11,175
*	Zoom Video Communications Inc. Class A	158,644	11,096
	NetApp Inc.	145,722	11,057
*	Pinterest Inc. Class A	403,848	10,916
	Jabil Inc.	85,307	10,825
	Skyworks Solutions Inc.	109,769	10,822
	Teradyne Inc.	107,050	10,754
*	EPAM Systems Inc.	39,942	10,213
*	Western Digital Corp.	222,483	10,152
	Entegris Inc.	104,332	9,798
*	Zscaler Inc.	60,104	9,352
	Paycom Software Inc.	35,597	9,229
	Seagate Technology Holdings plc	136,762	9,019
	Vertiv Holdings Co. Class A	237,909	8,850
*	Okta Inc. Class A	108,533	8,846
	Leidos Holdings Inc.	94,667	8,724
*	Manhattan Associates Inc.	42,842	8,468
*	Super Micro Computer Inc.	30,832	8,455
*	Lattice Semiconductor Corp.	94,948	8,159
	Bentley Systems Inc. Class B	157,370	7,894
	SS&C Technologies Holdings Inc.	145,199	7,629
*	Match Group Inc.	194,221	7,609
*	Dynatrace Inc.	161,752	7,559
*	GoDaddy Inc. Class A	101,445	7,556
*	Pure Storage Inc. Class A	201,278	7,169
*	Ceridian HCM Holding Inc.	103,102	6,995
*	Twilio Inc. Class A	118,489	6,935
*	F5 Inc.	41,481	6,684
	Gen Digital Inc.	377,493	6,674
*	Qorvo Inc.	67,959	6,488
*	Snap Inc. Class A	707,130	6,301
*	Unity Software Inc.	186,312	5,848
*	DocuSign Inc. Class A	139,064	5,841
*	Nutanix Inc. Class A	165,146	5,760
	KBR Inc.	93,390	5,504
	National Instruments Corp.	91,945	5,482
*	AppLovin Corp. Class A	134,423	5,372
*	Guidewire Software Inc.	57,451	5,171
*	Toast Inc. Class A	271,676	5,088
	Universal Display Corp.	31,367	4,924
*	CACI International Inc. Class A	15,626	4,905
*	Dropbox Inc. Class A	176,132	4,796
*	Arrow Electronics Inc.	37,733	4,726
*	Elastic NV	54,422	4,421
*	SPS Commerce Inc.	25,667	4,379
*	Onto Innovation Inc.	34,171	4,357
*	UiPath Inc. Class A	249,857	4,275
*	Rambus Inc.	76,389	4,262
*	Fabrinet	25,474	4,244
*	Aspen Technology Inc.	20,248	4,136
*	ZoomInfo Technologies Inc. Class A	250,530	4,109
	Science Applications International Corp.	37,852	3,995
*	Procore Technologies Inc.	59,639	3,896
*	Axcelis Technologies Inc.	23,006	3,751

		Shares	Market Value ($000)
*	Confluent Inc. Class A	125,531	3,717
*	Qualys Inc.	24,338	3,713
*	Novanta Inc.	25,175	3,611
*	Insight Enterprises Inc.	24,551	3,572
*	Tenable Holdings Inc.	79,471	3,560
*	Smartsheet Inc. Class A	87,916	3,557
*	Coherent Corp.	104,786	3,420
*	New Relic Inc.	38,666	3,311
*	Wolfspeed Inc.	86,786	3,307
*	Workiva Inc. Class A	32,535	3,297
	TD SYNNEX Corp.	32,963	3,292
	Dolby Laboratories Inc. Class A	40,746	3,230
*	Five9 Inc.	49,673	3,194
*	Teradata Corp.	69,316	3,121
	Avnet Inc.	63,505	3,060
	Power Integrations Inc.	40,056	3,057
*	MACOM Technology Solutions Holdings Inc.	36,590	2,985
*	DXC Technology Co.	139,274	2,901
*	Cirrus Logic Inc.	37,260	2,756
	Advanced Energy Industries Inc.	26,330	2,715
*	IAC Inc.	53,336	2,688
*	Blackbaud Inc.	37,939	2,668
*	SentinelOne Inc. Class A	156,571	2,640
*	Gitlab Inc. Class A	56,685	2,563
*	Freshworks Inc. Class A	127,569	2,541
*	NCR Corp.	92,673	2,499
*	Silicon Laboratories Inc.	21,555	2,498
	Concentrix Corp.	31,042	2,487
*	Samsara Inc. Class A	98,156	2,474
*	Synaptics Inc.	27,218	2,434
*	Kyndryl Holdings Inc.	157,462	2,378
*	Altair Engineering Inc. Class A	37,753	2,362
*	MicroStrategy Inc. Class A	7,191	2,361
*	Diodes Inc.	29,739	2,345
*	Appfolio Inc. Class A	12,835	2,344
*	Box Inc. Class A	94,152	2,279
*	DoubleVerify Holdings Inc.	81,402	2,275
*	Varonis Systems Inc. Class B	73,940	2,258
	Vishay Intertechnology Inc.	87,369	2,160
*	BlackLine Inc.	38,408	2,130
*	Sanmina Corp.	38,834	2,108
*	CommVault Systems Inc.	30,284	2,047
*	IPG Photonics Corp.	20,041	2,035
*	Alarm.com Holdings Inc.	33,058	2,021
	Dun & Bradstreet Holdings Inc.	199,632	1,994
*	Ziff Davis Inc.	30,609	1,949
*,1	C3.ai Inc. Class A	74,209	1,894
*	Yelp Inc. Class A	45,490	1,892
*	Rapid7 Inc.	40,541	1,856
*	FormFactor Inc.	52,204	1,824
*	Plexus Corp.	19,297	1,794
*	CCC Intelligent Solutions Holdings Inc.	133,223	1,779
	Amkor Technology Inc.	76,809	1,736
*	Rogers Corp.	12,996	1,709
*	IonQ Inc.	113,400	1,687
*	RingCentral Inc. Class A	56,087	1,662
*	Sprout Social Inc. Class A	32,714	1,632
*	Braze Inc. Class A	34,708	1,622

		Shares	Market Value ($000)
*	Alteryx Inc. Class A	42,594	1,605
	Progress Software Corp.	29,909	1,573
*	nCino Inc.	48,740	1,550
*	Allegro MicroSystems Inc.	47,923	1,531
*	Fastly Inc. Class A	79,756	1,529
*	Envestnet Inc.	34,518	1,520
*	Parsons Corp.	27,803	1,511
*	HashiCorp Inc. Class A	62,812	1,434
*	Ambarella Inc.	26,373	1,399
*	Perficient Inc.	23,696	1,371
*	SiTime Corp.	11,900	1,360
*	Appian Corp. Class A	29,750	1,357
*	NetScout Systems Inc.	46,930	1,315
*	PagerDuty Inc.	57,717	1,298
*	LiveRamp Holdings Inc.	44,416	1,281
*	JFrog Ltd.	50,200	1,273
*	Q2 Holdings Inc.	39,152	1,263
*	Schrodinger Inc.	43,832	1,239
	Pegasystems Inc.	28,205	1,224
	Xerox Holdings Corp.	77,812	1,221
*	Credo Technology Group Holding Ltd.	79,000	1,205
*	Semtech Corp.	46,692	1,202
*	Cargurus Inc. Class A	66,027	1,157
*	ePlus Inc.	18,200	1,156
	CSG Systems International Inc.	22,296	1,140
*	Veeco Instruments Inc.	40,409	1,136
*	MaxLinear Inc. Class A	50,937	1,133
	Clear Secure Inc. Class A	58,769	1,119
*	Cohu Inc.	31,017	1,068
*	Squarespace Inc. Class A	36,500	1,057
*	PROS Holdings Inc.	30,175	1,045
*	Asana Inc. Class A	55,984	1,025
*	Upwork Inc.	89,743	1,019
*	Paycor HCM Inc.	44,502	1,016
*	Veradigm Inc.	75,931	998
*	Bumble Inc. Class A	66,383	990
*	DigitalOcean Holdings Inc.	40,725	979
*	Agilysys Inc.	14,631	968
*	Verint Systems Inc.	41,940	964
*	TTM Technologies Inc.	72,319	931
	CTS Corp.	22,107	923
*	Impinj Inc.	16,262	895
*	Sprinklr Inc. Class A	64,421	892
*	Aehr Test Systems	19,324	883
*	Jamf Holding Corp.	49,955	882
*	Ultra Clean Holdings Inc.	28,144	835
*	Zeta Global Holdings Corp. Class A	96,618	807
*	Photronics Inc.	39,053	789
	Adeia Inc.	73,542	785
*	Zuora Inc. Class A	91,365	753
	A10 Networks Inc.	49,754	748
*	PDF Solutions Inc.	22,859	741
*	SMART Global Holdings Inc.	30,223	736
*	Magnite Inc.	93,307	704
*	PAR Technology Corp.	17,486	674
*	Vertex Inc. Class A	28,397	656
*	Model N Inc.	26,774	654
	Shutterstock Inc.	17,076	650

		Shares	Market Value ($000)
*	Everbridge Inc.	28,790	645
*	Ichor Holdings Ltd.	20,253	627
	Benchmark Electronics Inc.	25,359	615
*	E2open Parent Holdings Inc.	134,789	612
*	Eventbrite Inc. Class A	60,790	599
*	AvePoint Inc.	89,161	599
*	N-able Inc.	46,354	598
*	ACM Research Inc. Class A	32,940	596
*	TechTarget Inc.	18,851	572
*	Intapp Inc.	17,057	572
*	Avid Technology Inc.	21,262	571
*	ScanSource Inc.	18,847	571
*	Informatica Inc. Class A	26,860	566
*	Navitas Semiconductor Corp. Class A	79,200	550
*	EngageSmart Inc.	30,172	543
	Methode Electronics Inc.	23,510	537
*	Cerence Inc.	26,089	531
*	indie Semiconductor Inc. Class A	80,339	506
*	Alkami Technology Inc.	27,498	501
*,1	Getty Images Holdings Inc.	72,628	471
*	Cleanspark Inc.	122,300	466
*,1	Xometry Inc. Class A	27,395	465
*	Amplitude Inc. Class A	40,098	464
*,1	Klaviyo Inc. Class A	13,317	459
*	Alpha & Omega Semiconductor Ltd.	15,358	458
*	3D Systems Corp.	91,666	450
*	Kimball Electronics Inc.	16,381	448
*	Grid Dynamics Holdings Inc.	36,378	443
	Simulations Plus Inc.	10,335	431
*	Yext Inc.	67,569	428
*	Olo Inc. Class A	70,610	428
*	BigCommerce Holdings Inc.	42,020	415
*	Digital Turbine Inc.	67,013	405
*	Vimeo Inc.	110,126	390
*,1	Digimarc Corp.	11,500	374
	Hackett Group Inc.	15,802	373
*	Couchbase Inc.	21,711	373
*	Matterport Inc.	172,084	373
*	Planet Labs PBC	134,700	350
*	Mitek Systems Inc.	31,555	338
*	nLight Inc.	32,121	334
*	SmartRent Inc. Class A	126,100	329
*	PubMatic Inc. Class A	26,866	325
*	CEVA Inc.	16,301	316
	NVE Corp.	3,806	313
*	SolarWinds Corp.	32,181	304
	American Software Inc. Class A	26,372	302
*	Daktronics Inc.	33,219	296
*	Applied Digital Corp.	45,400	283
*,1	MicroVision Inc.	128,598	282
*	Consensus Cloud Solutions Inc.	11,103	280
	PC Connection Inc.	5,166	276
*,1	SoundHound AI Inc. Class A	133,600	269
*	Thoughtworks Holding Inc.	65,183	266
*	MeridianLink Inc.	15,154	259
*	Weave Communications Inc.	31,472	256
*	NerdWallet Inc. Class A	27,858	248
*	OneSpan Inc.	22,719	244

		Shares	Market Value ($000)
*,1	Rumble Inc.	47,800	244
*	SEMrush Holdings Inc. Class A	26,597	226
*,1	Groupon Inc. Class A	14,600	224
*	Domo Inc. Class B	21,491	211
	ON24 Inc.	31,300	198
*	LivePerson Inc.	49,636	193
*	Definitive Healthcare Corp. Class A	23,692	189
*	Identiv Inc.	21,679	183
*	Blend Labs Inc. Class A	130,700	179
*	Bandwidth Inc. Class A	15,236	172
	Immersion Corp.	25,933	171
*	NextNav Inc.	33,050	170
*	Unisys Corp.	48,242	166
*	EverCommerce Inc.	16,492	165
*	Nextdoor Holdings Inc.	90,500	165
*	Tucows Inc. Class A	7,729	158
*	Backblaze Inc. Class A	28,280	156
	Ebix Inc.	15,336	151
*	FiscalNote Holdings Inc.	70,600	147
*	eMagin Corp.	70,432	140
*	Enfusion Inc. Class A	14,958	134
*	Red Violet Inc.	6,626	133
*	Asure Software Inc.	13,700	130
*	TrueCar Inc.	59,207	123
*	Innodata Inc.	14,173	121
*	QuickLogic Corp.	12,900	111
*	Brightcove Inc.	33,486	110
*,1	Ouster Inc.	21,361	108
*	MediaAlpha Inc. Class A	12,482	103
*	Innovid Corp.	80,434	103
*,1	Atomera Inc.	16,254	102
*	Terawulf Inc.	80,900	102
*	eGain Corp.	16,436	101
*	Rigetti Computing Inc.	75,200	100
*	Upland Software Inc.	21,208	98
*	Arteris Inc.	15,000	98
*	Rackspace Technology Inc.	41,198	97
*	inTEST Corp.	6,257	95
*	EverQuote Inc. Class A	12,900	93
*	Vroom Inc.	83,000	93
*	SkyWater Technology Inc.	15,297	92
*	WM Technology Inc.	69,888	92
*	Telos Corp.	38,079	91
*	Amtech Systems Inc.	11,877	90
*	CoreCard Corp.	4,500	90
*	1stdibs.com Inc.	23,800	87
*	Expensify Inc. Class A	26,560	86
	Park City Group Inc.	9,689	85
*	Computer Task Group Inc.	7,990	83
*	Everspin Technologies Inc.	8,413	83
*	Edgio Inc.	96,551	82
*	Kopin Corp.	64,443	79
*	AXT Inc.	32,600	78
*	Synchronoss Technologies Inc.	80,600	77
	Richardson Electronics Ltd.	7,000	76
*	ZeroFox Holdings Inc.	84,000	74
*	Aeva Technologies Inc.	90,600	69
*	Rimini Street Inc.	27,624	61

		Shares	Market Value ($000)
	CSP Inc.	3,181	56
*,1	Veritone Inc.	20,477	53
*	SecureWorks Corp. Class A	8,244	51
*	Smith Micro Software Inc.	40,208	49
*	Flux Power Holdings Inc.	14,200	49
*	Porch Group Inc.	60,900	49
*	Intevac Inc.	15,339	48
*,1	Nutex Health Inc.	218,823	44
*,1	Presto Automation Inc.	29,303	42
*	Pixelworks Inc.	32,934	37
*	comScore Inc.	58,400	36
*	Transphorm Inc.	16,300	36
*	TransAct Technologies Inc.	5,458	35
*,1	Beachbody Co. Inc.	116,800	34
*	AstroNova Inc.	2,465	31
*	System1 Inc.	25,300	31
*	BuzzFeed Inc. Class A	78,100	30
*	Zedge Inc. Class B	12,613	28
*,1	KULR Technology Group Inc.	79,473	28
*	Skillz Inc. Class A	5,464	28
*	GSI Technology Inc.	9,342	25
*	EMCORE Corp.	46,180	22
*	Quantum Corp.	33,700	21
*	CVD Equipment Corp.	2,737	19
*,1	Cipher Mining Inc.	7,848	18
*	authID Inc.	2,200	17
*	Issuer Direct Corp.	848	16
*	Inuvo Inc.	65,578	14
*	Data I/O Corp.	3,396	13
	VirnetX Holding Corp.	52,143	13
*,1	Phunware Inc.	67,200	12
*	Streamline Health Solutions Inc.	11,428	11
*	Alpine 4 Holdings Inc.	14,638	11
*	Key Tronic Corp.	2,174	10
*	BSQUARE Corp.	4,685	6
*,1	Maplebear Inc.	205	6
			8,607,444
Telecommunications (1.3%)
	Cisco Systems Inc.	2,542,472	136,683
	Comcast Corp. Class A	2,854,824	126,583
	Verizon Communications Inc.	2,627,512	85,158
	AT&T Inc.	4,955,367	74,430
*	T-Mobile US Inc.	367,105	51,413
	Motorola Solutions Inc.	115,474	31,437
*	Arista Networks Inc.	161,314	29,670
*	Charter Communications Inc. Class A	67,342	29,618
*	Liberty Broadband Corp. Class C	83,286	7,606
	Juniper Networks Inc.	225,616	6,270
*	Roku Inc. Class A	85,753	6,053
*	Ciena Corp.	103,776	4,904
	Iridium Communications Inc.	79,795	3,630
*	Frontier Communications Parent Inc.	171,636	2,686
*	Extreme Networks Inc.	88,148	2,134
*	Lumentum Holdings Inc.	45,095	2,037
	Cable One Inc.	3,194	1,966
	Cogent Communications Holdings Inc.	30,838	1,909
*	Calix Inc.	40,069	1,837
	InterDigital Inc.	18,570	1,490

		Shares	Market Value ($000)
*	Viasat Inc.	78,413	1,447
*	Viavi Solutions Inc.	144,373	1,320
	Telephone & Data Systems Inc.	63,348	1,160
*	DISH Network Corp. Class A	180,225	1,056
*	Lumen Technologies Inc.	696,189	989
*	Liberty Broadband Corp. Class A	10,222	929
*	Harmonic Inc.	73,673	709
*	Globalstar Inc.	528,607	692
*	Digi International Inc.	24,409	659
	Shenandoah Telecommunications Co.	31,810	656
*	Infinera Corp.	145,087	606
*	Gogo Inc.	47,220	563
*	fuboTV Inc.	202,554	541
*	CommScope Holding Co. Inc.	141,900	477
	ADTRAN Holdings Inc.	54,634	450
*	Altice USA Inc. Class A	136,545	446
*	United States Cellular Corp.	10,230	440
*	EchoStar Corp. Class A	25,819	432
	Bel Fuse Inc. Class B	7,600	363
*,1	Lightwave Logic Inc.	79,946	357
*	Clearfield Inc.	9,579	274
*	Xperi Inc.	27,800	274
*	WideOpenWest Inc.	35,637	273
	ATN International Inc.	8,375	264
*	Anterix Inc.	8,305	261
*	Ooma Inc.	19,530	254
*	NETGEAR Inc.	18,962	239
*	Applied Optoelectronics Inc.	21,300	234
*	Aviat Networks Inc.	7,168	224
*,1	AST SpaceMobile Inc. Class A	55,700	212
*	8x8 Inc.	81,172	205
	Comtech Telecommunications Corp.	22,650	198
*	Consolidated Communications Holdings Inc.	54,100	185
*	Ribbon Communications Inc.	63,300	170
*	IDT Corp. Class B	6,197	137
	Spok Holdings Inc.	7,800	111
*,1	Kaltura Inc.	61,000	105
*	Cambium Networks Corp.	11,400	84
*	Powerfleet Inc.	36,995	77
*	Lantronix Inc.	14,911	66
*	SurgePays Inc.	12,500	58
*	Genasys Inc.	27,790	56
*	KVH Industries Inc.	9,132	47
*	Charge Enterprises Inc.	79,700	40
*	DZS Inc.	16,287	34
*	Airgain Inc.	8,585	31
*	Akoustis Technologies Inc.	40,854	31
*	Casa Systems Inc.	34,412	29
*	Inseego Corp.	68,062	29
	PCTEL Inc.	4,993	21
	Crexendo Inc.	5,700	12
	Network-1 Technologies Inc.	2,710	6
*	CalAmp Corp.	4,802	2
*	Optical Cable Corp.	183	1
			626,050
Utilities (1.6%)
	NextEra Energy Inc.	1,422,343	81,486
	Southern Co.	756,987	48,992

		Shares	Market Value ($000)
	Duke Energy Corp.	535,391	47,254
	Waste Management Inc.	279,903	42,668
	Sempra	437,462	29,760
*	PG&E Corp.	1,691,578	27,285
	American Electric Power Co. Inc.	357,082	26,860
	Exelon Corp.	690,666	26,100
	Dominion Energy Inc.	579,845	25,902
	Constellation Energy Corp.	223,245	24,352
	Waste Connections Inc.	178,638	23,991
	Xcel Energy Inc.	381,016	21,802
	Consolidated Edison Inc.	239,175	20,457
	Republic Services Inc. Class A	142,789	20,349
	Public Service Enterprise Group Inc.	341,491	19,434
	WEC Energy Group Inc.	218,160	17,573
	Edison International	267,191	16,910
	American Water Works Co. Inc.	135,253	16,748
	Eversource Energy	243,040	14,133
	Entergy Corp.	147,127	13,609
	Ameren Corp.	180,851	13,533
	FirstEnergy Corp.	378,769	12,946
	DTE Energy Co.	121,570	12,069
	PPL Corp.	510,380	12,025
	CenterPoint Energy Inc.	439,252	11,794
	Atmos Energy Corp.	102,338	10,841
	CMS Energy Corp.	203,028	10,783
	Vistra Corp.	257,278	8,536
	Alliant Energy Corp.	173,133	8,388
	Evergy Inc.	158,996	8,061
	NiSource Inc.	283,869	7,006
	AES Corp.	460,785	7,004
	NRG Energy Inc.	159,788	6,155
	Pinnacle West Capital Corp.	78,108	5,755
*	Clean Harbors Inc.	34,142	5,714
	Essential Utilities Inc.	165,100	5,668
	OGE Energy Corp.	138,624	4,620
	UGI Corp.	145,941	3,357
	IDACORP Inc.	35,556	3,330
	National Fuel Gas Co.	62,393	3,239
*	Casella Waste Systems Inc. Class A	39,263	2,996
*	Stericycle Inc.	64,458	2,882
	Southwest Gas Holdings Inc.	46,921	2,834
	Portland General Electric Co.	67,801	2,745
	New Jersey Resources Corp.	66,959	2,721
	PNM Resources Inc.	58,713	2,619
	ONE Gas Inc.	38,050	2,598
	Ormat Technologies Inc.	35,755	2,500
	Black Hills Corp.	46,432	2,349
	ALLETE Inc.	40,284	2,127
	American States Water Co.	26,494	2,085
	Northwestern Energy Group Inc.	42,685	2,051
	Spire Inc.	33,955	1,921
	California Water Service Group	39,958	1,890
	MGE Energy Inc.	26,169	1,793
*	Sunrun Inc.	141,967	1,783
	Avista Corp.	53,261	1,724
	Avangrid Inc.	53,737	1,621
	SJW Group	20,206	1,215
	Chesapeake Utilities Corp.	12,278	1,200

		Shares	Market Value ($000)
	Clearway Energy Inc. Class C	52,582	1,113
	Northwest Natural Holding Co.	25,775	984
[1]	Hawaiian Electric Industries Inc.	76,397	940
	Middlesex Water Co.	12,757	845
*,1	Sunnova Energy International Inc.	71,764	751
	Clearway Energy Inc. Class A	28,232	562
*	Heritage-Crystal Clean Inc.	11,461	520
	Unitil Corp.	11,718	500
*	Enviri Corp.	61,710	446
	York Water Co.	9,385	352
	Artesian Resources Corp. Class A	6,216	261
	Aris Water Solutions Inc. Class A	25,234	252
*	Altus Power Inc. Class A	47,800	251
*,1	NuScale Power Corp. Class A	43,900	215
	Excelerate Energy Inc. Class A	12,138	207
	Genie Energy Ltd. Class B	13,020	192
*	Vertex Energy Inc.	42,599	190
*	Quest Resource Holding Corp.	16,000	118
*	Pure Cycle Corp.	12,111	116
	Global Water Resources Inc.	11,264	110
*	Aqua Metals Inc.	95,200	108
*	Cadiz Inc.	31,280	103
	RGC Resources Inc.	5,719	99
*	Perma-Fix Environmental Services Inc.	5,905	62
			779,440
Total Common Stocks (Cost $8,113,422)			28,934,196
Rights (0.0%)
*,1,2	Tobira Therapeutics Inc. CVR Exp. 12/31/28	9,469	43
*,2	Imara Inc. CVR	11,325	14
*,2	Spectrum Pharmaceuticals Inc. CVR	118,300	10
*,2	Strongbridge Biopharma plc CVR	45,300	8
*,2	OncoMed Pharmaceuticals Inc. CVR	23,234	6
*,2	Adamas Pharmaceuticals Inc. CVR	59,600	4
*,1,2	Oncternal Therapeutics Inc. CVR	2,749	3
*,2	Catalyst Biosciences Inc. CVR	23,975	2
*,2	Surface Oncology Inc. CVR	24,474	2
*,2	Ocera Therapeutics Inc. CVR	3,700	1
*,2	Aduro Biotech Inc. CVR	6,844	1
*,2	Miragen Therapeutics Inc. CVR	36,076	1
*,2	Ambit Biosciences Corp. CVR	1,900	—
*,2	Biosante Pharmaceuticals Inc. CVR	14,250	—
*,2	F-star Therapeutics Inc. CVR	5,459	—
*,2	Pineapple Energy Inc. CVR	463	—
*,1,2	Sesen Bio Inc. CVR	128,046	—
*,2	Dianthus Therapeutics Inc. CVR	4,251	—
Total Rights (Cost $176)			95
Warrants (0.0%)
*	Geron Corp. Exp. 12/31/25	39,917	16
*	Athenex Inc. Exp. 8/15/27	13,166	—
Total Warrants (Cost $0)			16

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (25.3%)
U.S. Government Securities (17.3%)
United States Treasury Note/Bond	1.750%	7/31/24	13,527	13,116
United States Treasury Note/Bond	0.375%	8/15/24	53,215	50,903
United States Treasury Note/Bond	1.250%	8/31/24	18,258	17,570
United States Treasury Note/Bond	1.875%	8/31/24	20,263	19,614
United States Treasury Note/Bond	3.250%	8/31/24	19,018	18,638
United States Treasury Note/Bond	0.625%	10/15/24	92,515	88,048
United States Treasury Note/Bond	2.250%	10/31/24	35,320	34,145
United States Treasury Note/Bond	4.375%	10/31/24	21,538	21,292
United States Treasury Note/Bond	0.750%	11/15/24	37,635	35,736
United States Treasury Note/Bond	2.250%	11/15/24	46,200	44,612
United States Treasury Note/Bond	7.500%	11/15/24	675	689
United States Treasury Note/Bond	1.500%	11/30/24	23,166	22,156
United States Treasury Note/Bond	2.125%	11/30/24	22,105	21,290
United States Treasury Note/Bond	1.000%	12/15/24	68,843	65,358
United States Treasury Note/Bond	1.750%	12/31/24	9,385	8,977
United States Treasury Note/Bond	2.250%	12/31/24	3,167	3,049
United States Treasury Note/Bond	1.500%	2/15/25	42,545	40,404
United States Treasury Note/Bond	2.000%	2/15/25	40,361	38,589
United States Treasury Note/Bond	1.125%	2/28/25	22,270	21,014
United States Treasury Note/Bond	2.750%	2/28/25	14,545	14,040
United States Treasury Note/Bond	4.625%	2/28/25	2,545	2,522
United States Treasury Note/Bond	1.750%	3/15/25	30,450	28,951
United States Treasury Note/Bond	3.875%	3/31/25	3,530	3,459
United States Treasury Note/Bond	2.625%	4/15/25	73,052	70,244
United States Treasury Note/Bond	0.375%	4/30/25	65,185	60,418
United States Treasury Note/Bond	2.875%	4/30/25	53,483	51,569
United States Treasury Note/Bond	3.875%	4/30/25	34,271	33,564
United States Treasury Note/Bond	2.125%	5/15/25	40,319	38,391
United States Treasury Note/Bond	2.750%	5/15/25	9,885	9,508
United States Treasury Note/Bond	0.250%	5/31/25	37,490	34,561
United States Treasury Note/Bond	4.250%	5/31/25	44,955	44,281
United States Treasury Note/Bond	2.875%	6/15/25	120,615	116,092
United States Treasury Note/Bond	2.750%	6/30/25	24,044	23,082
United States Treasury Note/Bond	3.000%	7/15/25	26,313	25,351
United States Treasury Note/Bond	0.250%	7/31/25	15,782	14,448
United States Treasury Note/Bond	2.875%	7/31/25	31,625	30,380
United States Treasury Note/Bond	4.750%	7/31/25	20,155	20,020
United States Treasury Note/Bond	2.000%	8/15/25	52,747	49,821
United States Treasury Note/Bond	3.125%	8/15/25	36,123	34,847
United States Treasury Note/Bond	0.250%	8/31/25	33,812	30,843
United States Treasury Note/Bond	2.750%	8/31/25	29,964	28,681
United States Treasury Note/Bond	5.000%	8/31/25	31,269	31,205
United States Treasury Note/Bond	3.500%	9/15/25	35,560	34,515
United States Treasury Note/Bond	0.250%	9/30/25	39,495	35,934
United States Treasury Note/Bond	3.000%	9/30/25	28,832	27,706
United States Treasury Note/Bond	4.250%	10/15/25	32,529	32,016
United States Treasury Note/Bond	0.250%	10/31/25	43,622	39,539
United States Treasury Note/Bond	3.000%	10/31/25	15,773	15,142
United States Treasury Note/Bond	2.250%	11/15/25	47,475	44,849
United States Treasury Note/Bond	4.500%	11/15/25	85,950	85,037
United States Treasury Note/Bond	0.375%	11/30/25	41,658	37,733
United States Treasury Note/Bond	2.875%	11/30/25	19,247	18,405
United States Treasury Note/Bond	4.000%	12/15/25	32,531	31,850
United States Treasury Note/Bond	0.375%	12/31/25	26,597	24,037
United States Treasury Note/Bond	2.625%	12/31/25	17,544	16,672
United States Treasury Note/Bond	3.875%	1/15/26	34,457	33,639

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
United States Treasury Note/Bond	0.375%	1/31/26	78,780	70,902
United States Treasury Note/Bond	1.625%	2/15/26	59,937	55,517
United States Treasury Note/Bond	4.000%	2/15/26	29,789	29,155
United States Treasury Note/Bond	0.500%	2/28/26	54,345	48,919
United States Treasury Note/Bond	4.625%	3/15/26	117,990	117,160
United States Treasury Note/Bond	0.750%	3/31/26	59,340	53,647
United States Treasury Note/Bond	2.250%	3/31/26	25,535	23,959
United States Treasury Note/Bond	3.750%	4/15/26	4,640	4,512
United States Treasury Note/Bond	0.750%	4/30/26	31,316	28,209
United States Treasury Note/Bond	2.375%	4/30/26	17,065	16,030
United States Treasury Note/Bond	1.625%	5/15/26	50,327	46,317
United States Treasury Note/Bond	3.625%	5/15/26	128,106	124,183
United States Treasury Note/Bond	0.750%	5/31/26	36,415	32,694
United States Treasury Note/Bond	2.125%	5/31/26	17,795	16,583
United States Treasury Note/Bond	4.125%	6/15/26	50,659	49,717
United States Treasury Note/Bond	0.875%	6/30/26	42,111	37,887
United States Treasury Note/Bond	1.875%	6/30/26	16,182	14,968
United States Treasury Note/Bond	4.500%	7/15/26	73,958	73,276
United States Treasury Note/Bond	0.625%	7/31/26	50,979	45,371
United States Treasury Note/Bond	1.875%	7/31/26	15,760	14,539
United States Treasury Note/Bond	1.500%	8/15/26	51,245	46,713
United States Treasury Note/Bond	4.375%	8/15/26	35,727	35,280
United States Treasury Note/Bond	6.750%	8/15/26	3,095	3,241
United States Treasury Note/Bond	0.750%	8/31/26	6,113	5,443
United States Treasury Note/Bond	4.625%	9/15/26	93,010	92,545
United States Treasury Note/Bond	0.875%	9/30/26	64,685	57,721
United States Treasury Note/Bond	1.125%	10/31/26	17,773	15,923
United States Treasury Note/Bond	1.625%	10/31/26	20,445	18,599
United States Treasury Note/Bond	2.000%	11/15/26	50,899	46,811
United States Treasury Note/Bond	6.500%	11/15/26	910	951
United States Treasury Note/Bond	1.250%	11/30/26	9,805	8,797
United States Treasury Note/Bond	1.625%	11/30/26	25,526	23,177
United States Treasury Note/Bond	1.250%	12/31/26	41,157	36,868
United States Treasury Note/Bond	1.750%	12/31/26	22,466	20,444
United States Treasury Note/Bond	1.500%	1/31/27	41,509	37,371
United States Treasury Note/Bond	2.250%	2/15/27	26,207	24,184
United States Treasury Note/Bond	1.125%	2/28/27	11,279	10,010
United States Treasury Note/Bond	1.875%	2/28/27	808	735
United States Treasury Note/Bond	0.625%	3/31/27	24,045	20,885
United States Treasury Note/Bond	2.500%	3/31/27	24,930	23,154
United States Treasury Note/Bond	0.500%	4/30/27	45,073	38,861
United States Treasury Note/Bond	2.750%	4/30/27	28,705	26,844
United States Treasury Note/Bond	2.375%	5/15/27	39,787	36,691
United States Treasury Note/Bond	0.500%	5/31/27	67,015	57,570
United States Treasury Note/Bond	2.625%	5/31/27	27,640	25,697
United States Treasury Note/Bond	0.500%	6/30/27	19,470	16,677
United States Treasury Note/Bond	3.250%	6/30/27	890	846
United States Treasury Note/Bond	0.375%	7/31/27	52,975	44,996
United States Treasury Note/Bond	2.750%	7/31/27	34,254	31,910
United States Treasury Note/Bond	2.250%	8/15/27	44,310	40,495
United States Treasury Note/Bond	0.500%	8/31/27	6,844	5,824
United States Treasury Note/Bond	3.125%	8/31/27	10,554	9,960
United States Treasury Note/Bond	0.375%	9/30/27	45,460	38,371
United States Treasury Note/Bond	4.125%	9/30/27	6,700	6,560
United States Treasury Note/Bond	0.500%	10/31/27	56,885	48,112
United States Treasury Note/Bond	4.125%	10/31/27	33,084	32,381
United States Treasury Note/Bond	2.250%	11/15/27	49,833	45,317
United States Treasury Note/Bond	6.125%	11/15/27	775	815

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	0.625%	11/30/27	69,305	58,758
	United States Treasury Note/Bond	3.875%	11/30/27	825	800
	United States Treasury Note/Bond	0.625%	12/31/27	78,447	66,337
	United States Treasury Note/Bond	3.875%	12/31/27	4,878	4,729
	United States Treasury Note/Bond	0.750%	1/31/28	65,968	55,928
	United States Treasury Note/Bond	3.500%	1/31/28	163	156
	United States Treasury Note/Bond	2.750%	2/15/28	20,868	19,296
	United States Treasury Note/Bond	1.125%	2/29/28	73,857	63,540
	United States Treasury Note/Bond	4.000%	2/29/28	1,492	1,454
	United States Treasury Note/Bond	1.250%	3/31/28	77,112	66,557
	United States Treasury Note/Bond	3.625%	3/31/28	21,668	20,774
	United States Treasury Note/Bond	1.250%	4/30/28	64,511	55,540
	United States Treasury Note/Bond	3.500%	4/30/28	11,841	11,286
	United States Treasury Note/Bond	2.875%	5/15/28	30,665	28,413
	United States Treasury Note/Bond	1.250%	5/31/28	68,185	58,543
	United States Treasury Note/Bond	3.625%	5/31/28	29,800	28,566
	United States Treasury Note/Bond	1.250%	6/30/28	103,749	88,835
	United States Treasury Note/Bond	4.000%	6/30/28	42,341	41,210
	United States Treasury Note/Bond	1.000%	7/31/28	84,064	70,903
	United States Treasury Note/Bond	4.125%	7/31/28	22,554	22,068
	United States Treasury Note/Bond	2.875%	8/15/28	53,510	49,405
	United States Treasury Note/Bond	5.500%	8/15/28	4,895	5,062
	United States Treasury Note/Bond	1.125%	8/31/28	46,850	39,676
	United States Treasury Note/Bond	4.375%	8/31/28	29,723	29,426
	United States Treasury Note/Bond	1.250%	9/30/28	113,870	96,754
[5]	United States Treasury Note/Bond	4.625%	9/30/28	43,990	44,011
	United States Treasury Note/Bond	1.375%	10/31/28	54,550	46,538
	United States Treasury Note/Bond	3.125%	11/15/28	27,149	25,278
	United States Treasury Note/Bond	5.250%	11/15/28	14,810	15,180
	United States Treasury Note/Bond	1.500%	11/30/28	76,835	65,838
	United States Treasury Note/Bond	1.375%	12/31/28	27,340	23,218
	United States Treasury Note/Bond	1.750%	1/31/29	56,105	48,487
	United States Treasury Note/Bond	2.625%	2/15/29	53,000	47,940
	United States Treasury Note/Bond	1.875%	2/28/29	39,895	34,646
	United States Treasury Note/Bond	2.375%	3/31/29	45,010	40,066
	United States Treasury Note/Bond	2.875%	4/30/29	18,210	16,628
	United States Treasury Note/Bond	2.750%	5/31/29	34,370	31,137
	United States Treasury Note/Bond	3.250%	6/30/29	32,740	30,423
	United States Treasury Note/Bond	2.625%	7/31/29	15,150	13,595
	United States Treasury Note/Bond	1.625%	8/15/29	9,267	7,862
	United States Treasury Note/Bond	6.125%	8/15/29	3,462	3,716
	United States Treasury Note/Bond	3.125%	8/31/29	43,880	40,438
	United States Treasury Note/Bond	3.875%	9/30/29	31,540	30,259
	United States Treasury Note/Bond	4.000%	10/31/29	43,225	41,726
	United States Treasury Note/Bond	1.750%	11/15/29	14,500	12,332
	United States Treasury Note/Bond	3.875%	11/30/29	23,001	22,045
	United States Treasury Note/Bond	3.875%	12/31/29	1,276	1,222
	United States Treasury Note/Bond	3.500%	1/31/30	28,360	26,583
	United States Treasury Note/Bond	1.500%	2/15/30	49,629	41,137
	United States Treasury Note/Bond	4.000%	2/28/30	31,267	30,153
	United States Treasury Note/Bond	3.625%	3/31/30	32,760	30,907
	United States Treasury Note/Bond	3.500%	4/30/30	31,267	29,264
	United States Treasury Note/Bond	0.625%	5/15/30	61,827	47,848
	United States Treasury Note/Bond	6.250%	5/15/30	2,570	2,799
	United States Treasury Note/Bond	3.750%	5/31/30	34,745	32,986
	United States Treasury Note/Bond	3.750%	6/30/30	35,775	33,958
	United States Treasury Note/Bond	4.000%	7/31/30	7,266	7,000
	United States Treasury Note/Bond	0.625%	8/15/30	88,711	68,072

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	4.125%	8/31/30	46,938	45,545
[5]	United States Treasury Note/Bond	4.625%	9/30/30	21,700	21,710
	United States Treasury Note/Bond	0.875%	11/15/30	84,936	66,064
	United States Treasury Note/Bond	1.125%	2/15/31	81,068	63,917
	United States Treasury Note/Bond	5.375%	2/15/31	8,005	8,368
	United States Treasury Note/Bond	1.625%	5/15/31	81,688	66,308
	United States Treasury Note/Bond	1.250%	8/15/31	94,807	74,098
[6]	United States Treasury Note/Bond	1.375%	11/15/31	111,466	87,361
	United States Treasury Note/Bond	1.875%	2/15/32	94,466	76,724
	United States Treasury Note/Bond	2.875%	5/15/32	74,169	65,106
	United States Treasury Note/Bond	2.750%	8/15/32	82,840	71,734
	United States Treasury Note/Bond	4.125%	11/15/32	67,604	65,206
	United States Treasury Note/Bond	3.500%	2/15/33	101,836	93,466
[6]	United States Treasury Note/Bond	3.375%	5/15/33	110,883	100,592
	United States Treasury Note/Bond	3.875%	8/15/33	67,041	63,354
	United States Treasury Note/Bond	4.500%	2/15/36	2,734	2,725
	United States Treasury Note/Bond	5.000%	5/15/37	14,986	15,548
	United States Treasury Note/Bond	4.375%	2/15/38	11,517	11,155
	United States Treasury Note/Bond	4.500%	5/15/38	13,544	13,237
	United States Treasury Note/Bond	3.500%	2/15/39	6,398	5,523
	United States Treasury Note/Bond	4.250%	5/15/39	7,883	7,426
	United States Treasury Note/Bond	4.500%	8/15/39	9,884	9,570
	United States Treasury Note/Bond	4.375%	11/15/39	11,686	11,116
	United States Treasury Note/Bond	4.625%	2/15/40	10,000	9,787
	United States Treasury Note/Bond	1.125%	5/15/40	35,285	20,234
	United States Treasury Note/Bond	4.375%	5/15/40	5,139	4,871
	United States Treasury Note/Bond	1.125%	8/15/40	37,305	21,182
	United States Treasury Note/Bond	3.875%	8/15/40	8,449	7,496
	United States Treasury Note/Bond	1.375%	11/15/40	57,480	33,976
	United States Treasury Note/Bond	4.250%	11/15/40	4,317	4,013
	United States Treasury Note/Bond	1.875%	2/15/41	51,471	33,199
	United States Treasury Note/Bond	4.750%	2/15/41	5,967	5,899
	United States Treasury Note/Bond	2.250%	5/15/41	48,760	33,439
	United States Treasury Note/Bond	4.375%	5/15/41	11,000	10,364
	United States Treasury Note/Bond	1.750%	8/15/41	52,196	32,492
	United States Treasury Note/Bond	3.750%	8/15/41	12,000	10,380
	United States Treasury Note/Bond	2.000%	11/15/41	31,715	20,575
	United States Treasury Note/Bond	3.125%	11/15/41	10,928	8,589
	United States Treasury Note/Bond	2.375%	2/15/42	42,662	29,483
	United States Treasury Note/Bond	3.125%	2/15/42	12,579	9,853
	United States Treasury Note/Bond	3.000%	5/15/42	11,950	9,142
	United States Treasury Note/Bond	3.250%	5/15/42	23,570	18,786
	United States Treasury Note/Bond	2.750%	8/15/42	13,006	9,523
	United States Treasury Note/Bond	3.375%	8/15/42	32,648	26,470
	United States Treasury Note/Bond	2.750%	11/15/42	15,070	10,992
	United States Treasury Note/Bond	4.000%	11/15/42	25,473	22,615
	United States Treasury Note/Bond	3.125%	2/15/43	6,046	4,678
	United States Treasury Note/Bond	3.875%	2/15/43	21,427	18,652
	United States Treasury Note/Bond	2.875%	5/15/43	25,464	18,851
	United States Treasury Note/Bond	3.875%	5/15/43	31,759	27,615
	United States Treasury Note/Bond	3.625%	8/15/43	21,797	18,180
	United States Treasury Note/Bond	4.375%	8/15/43	20,795	19,411
	United States Treasury Note/Bond	3.750%	11/15/43	19,000	16,120
	United States Treasury Note/Bond	3.625%	2/15/44	19,823	16,478
	United States Treasury Note/Bond	3.375%	5/15/44	22,600	18,027
	United States Treasury Note/Bond	3.125%	8/15/44	23,700	18,101
	United States Treasury Note/Bond	3.000%	11/15/44	21,616	16,124
	United States Treasury Note/Bond	2.500%	2/15/45	31,348	21,287

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	3.000%	5/15/45	24,914	18,491
	United States Treasury Note/Bond	2.875%	8/15/45	34,617	25,065
	United States Treasury Note/Bond	3.000%	11/15/45	16,493	12,195
	United States Treasury Note/Bond	2.500%	2/15/46	30,604	20,529
	United States Treasury Note/Bond	2.500%	5/15/46	32,775	21,944
	United States Treasury Note/Bond	2.250%	8/15/46	29,394	18,628
	United States Treasury Note/Bond	2.875%	11/15/46	12,440	8,930
	United States Treasury Note/Bond	3.000%	2/15/47	26,775	19,655
	United States Treasury Note/Bond	3.000%	5/15/47	25,582	18,763
	United States Treasury Note/Bond	2.750%	8/15/47	32,138	22,436
	United States Treasury Note/Bond	2.750%	11/15/47	16,850	11,748
	United States Treasury Note/Bond	3.000%	2/15/48	35,038	25,638
	United States Treasury Note/Bond	3.125%	5/15/48	36,347	27,226
	United States Treasury Note/Bond	3.000%	8/15/48	38,399	28,073
	United States Treasury Note/Bond	3.375%	11/15/48	26,886	21,093
	United States Treasury Note/Bond	3.000%	2/15/49	22,400	16,380
	United States Treasury Note/Bond	2.875%	5/15/49	25,488	18,184
	United States Treasury Note/Bond	2.250%	8/15/49	35,650	22,192
	United States Treasury Note/Bond	2.375%	11/15/49	34,864	22,313
	United States Treasury Note/Bond	2.000%	2/15/50	41,881	24,441
	United States Treasury Note/Bond	1.250%	5/15/50	41,511	19,588
	United States Treasury Note/Bond	1.375%	8/15/50	54,370	26,539
	United States Treasury Note/Bond	1.625%	11/15/50	53,713	28,132
	United States Treasury Note/Bond	1.875%	2/15/51	59,930	33,598
	United States Treasury Note/Bond	2.375%	5/15/51	60,273	38,236
	United States Treasury Note/Bond	2.000%	8/15/51	53,285	30,764
	United States Treasury Note/Bond	1.875%	11/15/51	45,676	25,472
	United States Treasury Note/Bond	2.250%	2/15/52	42,632	26,179
	United States Treasury Note/Bond	2.875%	5/15/52	51,652	36,641
	United States Treasury Note/Bond	3.000%	8/15/52	29,543	21,539
	United States Treasury Note/Bond	4.000%	11/15/52	56,245	49,864
	United States Treasury Note/Bond	3.625%	2/15/53	53,348	44,154
	United States Treasury Note/Bond	3.625%	5/15/53	56,321	46,650
	United States Treasury Note/Bond	4.125%	8/15/53	45,980	41,763
					8,281,964
Agency Bonds and Notes (0.3%)
[7]	AID-Israel	5.500%	9/18/33	400	414
[7]	AID-Jordan	3.000%	6/30/25	400	383
	Federal Farm Credit Banks	0.875%	11/18/24	876	832
	Federal Farm Credit Banks	4.500%	11/18/24	3,970	3,924
	Federal Farm Credit Banks	4.250%	12/20/24	1,000	986
	Federal Farm Credit Banks	1.125%	1/6/25	930	882
	Federal Farm Credit Banks	4.500%	1/10/25	1,591	1,572
	Federal Farm Credit Banks	1.750%	2/14/25	1,490	1,420
	Federal Farm Credit Banks	2.510%	4/1/25	1,250	1,200
	Federal Farm Credit Banks	4.250%	9/30/25	1,330	1,308
	Federal Farm Credit Banks	4.000%	1/13/26	1,300	1,270
	Federal Farm Credit Banks	3.875%	2/2/26	500	487
	Federal Farm Credit Banks	4.750%	3/9/26	700	695
	Federal Farm Credit Banks	4.375%	6/23/26	600	590
	Federal Farm Credit Banks	4.500%	8/14/26	875	864
	Federal Home Loan Banks	4.500%	10/3/24	2,550	2,525
	Federal Home Loan Banks	5.000%	12/13/24	775	771
[8]	Federal Home Loan Banks	1.000%	12/20/24	900	853
	Federal Home Loan Banks	5.000%	2/28/25	3,675	3,657
	Federal Home Loan Banks	0.500%	4/14/25	3,500	3,257
	Federal Home Loan Banks	4.625%	6/6/25	1,800	1,781
	Federal Home Loan Banks	0.375%	9/4/25	800	731

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Federal Home Loan Banks	4.500%	12/12/25	1,400	1,383
	Federal Home Loan Banks	4.375%	6/12/26	1,225	1,206
	Federal Home Loan Banks	1.250%	12/21/26	6,500	5,800
	Federal Home Loan Banks	4.250%	12/10/27	4,000	3,920
	Federal Home Loan Banks	3.250%	6/9/28	2,700	2,531
	Federal Home Loan Banks	4.000%	6/30/28	2,075	2,013
	Federal Home Loan Banks	3.250%	11/16/28	1,965	1,835
	Federal Home Loan Banks	5.500%	7/15/36	2,775	2,925
[9]	Federal Home Loan Mortgage Corp.	1.500%	2/12/25	5,000	4,749
[8,9]	Federal Home Loan Mortgage Corp.	0.375%	7/21/25	4,500	4,130
[9]	Federal Home Loan Mortgage Corp.	0.375%	9/23/25	10,500	9,575
[8,9]	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	2,270	2,500
[9]	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	6,141	6,767
[9]	Federal National Mortgage Assn.	1.625%	10/15/24	3,890	3,742
[9]	Federal National Mortgage Assn.	1.625%	1/7/25	3,460	3,302
[9]	Federal National Mortgage Assn.	0.500%	6/17/25	3,000	2,770
[9]	Federal National Mortgage Assn.	0.375%	8/25/25	6,000	5,485
[9]	Federal National Mortgage Assn.	0.500%	11/7/25	8,500	7,732
[9]	Federal National Mortgage Assn.	2.125%	4/24/26	1,600	1,492
[9]	Federal National Mortgage Assn.	1.875%	9/24/26	2,900	2,659
[9]	Federal National Mortgage Assn.	0.750%	10/8/27	8,500	7,260
[9]	Federal National Mortgage Assn.	6.250%	5/15/29	2,000	2,146
[9]	Federal National Mortgage Assn.	7.125%	1/15/30	2,405	2,697
[9]	Federal National Mortgage Assn.	7.250%	5/15/30	2,025	2,296
[9]	Federal National Mortgage Assn.	0.875%	8/5/30	7,000	5,404
[9]	Federal National Mortgage Assn.	6.625%	11/15/30	9,320	10,303
[9]	Federal National Mortgage Assn.	5.625%	7/15/37	1,260	1,345
[8]	Private Export Funding Corp.	1.750%	11/15/24	280	267
[8]	Private Export Funding Corp.	3.250%	6/15/25	175	168
[8]	Private Export Funding Corp.	1.400%	7/15/28	800	682
	Tennessee Valley Authority	0.750%	5/15/25	500	465
[8]	Tennessee Valley Authority	6.750%	11/1/25	2,920	3,005
[8]	Tennessee Valley Authority	2.875%	2/1/27	1,000	938
	Tennessee Valley Authority	3.875%	3/15/28	1,525	1,471
	Tennessee Valley Authority	7.125%	5/1/30	2,000	2,232
	Tennessee Valley Authority	1.500%	9/15/31	1,650	1,266
[8]	Tennessee Valley Authority	4.700%	7/15/33	575	558
	Tennessee Valley Authority	4.650%	6/15/35	500	478
	Tennessee Valley Authority	5.880%	4/1/36	785	836
	Tennessee Valley Authority	5.500%	6/15/38	225	229
	Tennessee Valley Authority	5.250%	9/15/39	2,417	2,366
	Tennessee Valley Authority	3.500%	12/15/42	200	152
	Tennessee Valley Authority	4.250%	9/15/52	500	406
	Tennessee Valley Authority	5.375%	4/1/56	1,580	1,534
	Tennessee Valley Authority	4.625%	9/15/60	519	445
	Tennessee Valley Authority	4.250%	9/15/65	700	558
					156,425
Conventional Mortgage-Backed Securities (7.7%)
[8,9]	Freddie Mac Gold Pool	2.000%	8/1/28–12/1/31	1,024	923
[8,9]	Freddie Mac Gold Pool	2.500%	4/1/27–2/1/43	18,831	17,011
[8,9]	Freddie Mac Gold Pool	3.000%	10/1/24–4/1/47	58,219	50,307
[8,9]	Freddie Mac Gold Pool	3.500%	9/1/25–11/1/48	67,713	59,982
[8,9]	Freddie Mac Gold Pool	4.000%	3/1/24–11/1/48	37,217	33,990
[8,9]	Freddie Mac Gold Pool	4.500%	2/1/24–1/1/49	17,244	16,193
[8,9]	Freddie Mac Gold Pool	5.000%	10/1/23–1/1/49	5,756	5,638
[8,9]	Freddie Mac Gold Pool	5.500%	12/1/23–6/1/41	5,105	5,110
[8,9]	Freddie Mac Gold Pool	6.000%	2/1/26–5/1/40	2,764	2,805
[8,9]	Freddie Mac Gold Pool	7.000%	2/1/24–12/1/38	207	214

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8,9]	Freddie Mac Gold Pool	7.500%	2/1/24–1/1/32	14	14
[8,9]	Freddie Mac Gold Pool	8.000%	8/1/24–1/1/31	15	16
[8,9]	Freddie Mac Gold Pool	8.500%	1/1/25–5/1/30	1	1
[8]	Ginnie Mae I Pool	3.000%	1/15/26–5/15/45	3,617	3,101
[8]	Ginnie Mae I Pool	3.500%	11/15/25–9/15/49	3,856	3,489
[8]	Ginnie Mae I Pool	4.000%	10/15/24–6/15/46	5,545	5,126
[8]	Ginnie Mae I Pool	4.500%	10/15/24–2/15/49	5,051	4,827
[8]	Ginnie Mae I Pool	5.000%	5/15/34–4/15/41	3,208	3,152
[8]	Ginnie Mae I Pool	6.000%	6/15/32	55	54
[8]	Ginnie Mae I Pool	6.500%	2/15/24–8/15/39	421	419
[8]	Ginnie Mae I Pool	7.000%	6/15/24–8/15/32	169	172
[8]	Ginnie Mae I Pool	7.500%	6/15/24–3/15/32	38	38
[8]	Ginnie Mae I Pool	8.000%	8/15/24–3/15/32	31	31
[8]	Ginnie Mae I Pool	8.500%	7/15/24–6/15/30	4	5
[8]	Ginnie Mae I Pool	9.000%	5/15/25–10/15/26	1	1
[8]	Ginnie Mae II Pool	1.500%	2/20/51–12/20/51	4,372	3,296
[8]	Ginnie Mae II Pool	2.000%	8/20/50–1/20/52	160,252	126,737
[8]	Ginnie Mae II Pool	2.500%	6/20/27–7/20/52	163,130	133,812
[8]	Ginnie Mae II Pool	3.000%	2/20/27–6/20/52	159,967	137,129
[5,8]	Ginnie Mae II Pool	3.500%	9/20/25–10/15/53	124,233	110,329
[5,8]	Ginnie Mae II Pool	4.000%	9/20/25–10/15/53	84,277	77,078
[5,8]	Ginnie Mae II Pool	4.500%	11/20/35–10/15/53	79,096	73,560
[5,8]	Ginnie Mae II Pool	5.000%	5/20/39–10/15/53	76,154	72,429
[5,8]	Ginnie Mae II Pool	5.500%	10/20/52–10/15/53	59,145	57,503
[5,8]	Ginnie Mae II Pool	6.000%	12/20/52–10/15/53	34,009	33,751
[5,8]	Ginnie Mae II Pool	6.500%	12/20/35–10/15/53	16,135	16,239
[5,8]	Ginnie Mae II Pool	7.000%	4/20/38–10/15/53	2,580	2,655
[8,9]	UMBS Pool	1.500%	7/1/35–4/1/52	208,074	159,369
[5,8,9]	UMBS Pool	2.000%	11/1/23–10/25/53	885,304	692,013
[5,8,9]	UMBS Pool	2.500%	1/1/27–10/25/53	616,234	498,717
[5,8,9]	UMBS Pool	3.000%	1/1/26–10/25/53	376,688	318,455
[5,8,9]	UMBS Pool	3.500%	9/1/25–10/25/53	229,315	200,946
[8,9]	UMBS Pool	4.000%	2/1/24–5/1/53	199,890	180,869
[8,9]	UMBS Pool	4.500%	8/1/24–8/1/53	159,379	148,091
[5,8,9]	UMBS Pool	5.000%	10/1/23–10/25/53	173,448	164,838
[5,8,9]	UMBS Pool	5.500%	7/1/25–10/25/53	152,000	147,773
[5,8,9]	UMBS Pool	6.000%	4/1/24–10/25/53	85,423	84,940
[5,8,9]	UMBS Pool	6.500%	11/1/52–10/25/53	39,368	39,815
[5,8,9]	UMBS Pool	7.000%	11/1/23–10/25/53	2,773	2,851
[8,9]	UMBS Pool	7.500%	5/1/24–12/1/32	46	48
[8,9]	UMBS Pool	8.000%	9/1/24–10/1/30	4	4
[8,9]	UMBS Pool	8.500%	10/1/24–7/1/30	7	7
[8,9]	UMBS Pool	9.000%	9/1/24–6/1/26	1	1
					3,695,874
Nonconventional Mortgage-Backed Securities (0.0%)
[8,9,10]	Fannie Mae Pool, 1YR CMT + 2.155%	4.280%	12/1/37	34	35
[8,9,10]	Fannie Mae Pool, 1YR CMT + 2.313%	4.438%	1/1/35	8	8
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.290%	3.838%	12/1/41	20	20
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.310%	5.560%	9/1/37	50	49
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.433%	5.148%	7/1/36	7	7
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.477%	3.850%	3/1/43	82	82
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.527%	5.777%	10/1/37	13	13
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.530%	3.780%	12/1/43	42	42
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.557%	5.807%	9/1/43	9	9
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.560%	6.808%	7/1/43	90	91
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.586%	5.311%	6/1/43	27	27
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.600%	5.850%	8/1/35	32	32
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.623%	3.998%	2/1/36	6	5

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.627%	4.127%	3/1/38	3	3
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.635%	3.885%	11/1/36	13	13
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.640%	4.293%	1/1/42	33	33
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.652%	4.443%	12/1/33	6	7
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.660%	5.910%	9/1/40	3	3
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.673%	5.861%	10/1/42	27	27
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.681%	5.354%	6/1/42	62	63
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.682%	4.057%	1/1/37	7	7
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.690%	4.752%	10/1/39	12	12
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.690%	5.170%	5/1/40	6	6
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.690%	5.940%	9/1/42	40	40
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.695%	5.945%	7/1/39	6	6
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.698%	4.886%	8/1/39	36	36
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.698%	5.948%	8/1/40	4	4
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.700%	3.950%	12/1/40	20	21
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.700%	6.075%	7/1/37	3	3
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.701%	5.951%	10/1/42	29	30
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.705%	3.955%	11/1/39	4	4
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.734%	4.578%	5/1/42	29	29
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.737%	5.987%	9/1/34	5	5
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.741%	5.637%	9/1/43	40	40
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.747%	5.850%	7/1/41	46	48
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.750%	5.921%	10/1/40	7	7
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.773%	4.456%	5/1/42	13	13
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.780%	4.280%	2/1/41	18	17
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.780%	5.251%	7/1/42	33	33
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.794%	5.673%	3/1/42	31	32
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.795%	4.446%	3/1/42	37	37
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.795%	4.555%	11/1/39	10	11
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.797%	4.628%	8/1/42	73	75
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.799%	5.076%	2/1/42	98	100
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.805%	4.055%	11/1/41	30	30
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.807%	4.198%	3/1/41	17	17
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.810%	4.060%	11/1/33–12/1/40	22	24
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.813%	4.073%	1/1/42	17	17
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.813%	4.647%	11/1/41	15	15
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.815%	4.065%	11/1/40–12/1/40	24	25
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.815%	4.243%	2/1/41	10	10
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.815%	4.419%	12/1/41	22	22
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.815%	5.450%	5/1/41	21	22
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.815%	5.565%	6/1/41	5	5
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.825%	4.575%	3/1/41	15	15
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.830%	4.308%	4/1/41	27	27
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.830%	5.289%	2/1/42	22	23
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.830%	6.080%	6/1/41	25	25
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.835%	4.157%	1/1/40	8	8
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.835%	5.210%	5/1/40	4	4
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.836%	4.143%	2/1/41	10	10
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.839%	4.089%	12/1/39	13	13
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.840%	6.090%	8/1/39	10	10
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.862%	5.429%	9/1/40	10	10
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.880%	5.099%	11/1/34	15	16
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.914%	5.289%	4/1/37	22	23
[8,9,10]	Fannie Mae Pool, RFUCCT6M + 1.037%	6.616%	4/1/37	9	9
[8,9,10]	Fannie Mae Pool, RFUCCT6M + 1.840%	5.090%	8/1/37	16	16

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8,9,10]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	4.375%	11/1/34	15	15
[8,9,10]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	4.487%	2/1/36	10	10
[8,9,10]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	5.375%	5/1/36	3	3
[8,9,10]	Freddie Mac Non Gold Pool, 1YR CMT + 2.412%	4.563%	10/1/36	13	13
[8,9,10]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.275%	4.650%	9/1/37	3	3
[8,9,10]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.625%	3.875%	1/1/38	3	3
[8,9,10]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.640%	3.890%	12/1/36	13	13
[8,9,10]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.640%	3.910%	11/1/43	38	38
[8,9,10]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.640%	5.390%	5/1/42	4	4
[8,9,10]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.660%	3.910%	10/1/37	6	6
[8,9,10]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.665%	3.915%	12/1/34	5	5
[8,9,10]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.695%	4.074%	2/1/37	14	14
[8,9,10]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.727%	3.998%	1/1/35	1	1
[8,9,10]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.743%	3.993%	12/1/36	10	10
[8,9,10]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.745%	3.995%	12/1/40	21	21
[8,9,10]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.750%	4.000%	12/1/41	27	28
[8,9,10]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.750%	5.125%	5/1/38	2	2
[8,9,10]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.800%	4.050%	12/1/35	11	11
[8,9,10]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.841%	4.771%	3/1/42	10	10
[8,9,10]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.846%	4.140%	2/1/42	8	9
[8,9,10]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.855%	4.105%	5/1/37	8	8
[8,9,10]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	4.130%	12/1/40	3	3
[8,9,10]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	4.204%	1/1/41	18	18
[8,9,10]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	4.380%	3/1/41	2	2
[8,9,10]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	5.255%	5/1/40	1	1
[8,9,10]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	5.357%	5/1/40	3	3
[8,9,10]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	5.849%	6/1/41	5	5
[8,9,10]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	6.130%	6/1/40	15	15
[8,9,10]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.881%	5.593%	6/1/40	2	2
[8,9,10]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.885%	4.772%	2/1/42	10	10

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8,9,10]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.895%	5.271%	9/1/40	13	13
[8,9,10]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.900%	4.150%	11/1/40	10	11
[8,9,10]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.900%	6.150%	6/1/40	2	2
[8,9,10]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.910%	4.217%	1/1/41	4	4
[8,9,10]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.910%	4.389%	2/1/41	6	6
[8,9,10]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.910%	4.410%	2/1/41	6	6
[8,9,10]	Freddie Mac Non Gold Pool, RFUCCT1Y + 2.085%	4.585%	3/1/38	4	4
[8,9,10]	Freddie Mac Non Gold Pool, RFUCCT6M + 1.665%	6.970%	1/1/37	30	30
[8,10]	Ginnie Mae II Pool, 1YR CMT + 1.500%	2.625%	7/20/41–8/20/41	117	113
[8,10]	Ginnie Mae II Pool, 1YR CMT + 1.500%	2.750%	10/20/38–12/20/43	288	281
[8,10]	Ginnie Mae II Pool, 1YR CMT + 1.500%	3.625%	7/20/38–3/20/43	264	249
[8,10]	Ginnie Mae II Pool, 1YR CMT + 1.500%	3.750%	12/20/39–12/20/40	29	29
[8,10]	Ginnie Mae II Pool, 1YR CMT + 1.500%	3.875%	4/20/41–6/20/43	166	164
[8,10]	Ginnie Mae II Pool, 1YR CMT + 2.000%	4.250%	11/20/40	5	5
[8,10]	Ginnie Mae II Pool, 1YR CMT + 2.000%	4.375%	5/20/41	4	4
[8,10]	Ginnie Mae II Pool, 1YR CMT + 2.000%	6.000%	5/20/41	9	9
					2,797
Total U.S. Government and Agency Obligations (Cost $14,059,563)					12,137,060
Asset-Backed/Commercial Mortgage-Backed Securities (1.0%)
[8]	Ally Auto Receivables Trust Series 2022-1	3.310%	11/15/26	575	562
[8]	Ally Auto Receivables Trust Series 2022-1	3.450%	6/15/27	50	48
[8]	Ally Auto Receivables Trust Series 2022-2	4.760%	5/17/27	650	640
[8]	Ally Auto Receivables Trust Series 2022-2	4.870%	4/17/28	200	196
[8]	Ally Auto Receivables Trust Series 2023-1	5.460%	5/15/28	245	245
[8]	Ally Auto Receivables Trust Series 2023-1	5.270%	11/15/28	75	74
[8]	American Express Credit Account Master Trust Series 2021-1	0.900%	11/15/26	2,025	1,919
[8]	American Express Credit Account Master Trust Series 2022-2	3.390%	5/15/27	3,575	3,450
[8]	American Express Credit Account Master Trust Series 2022-3	3.750%	8/15/27	1,950	1,888
[8]	American Express Credit Account Master Trust Series 2023-1	4.870%	5/15/28	1,250	1,233
[8]	American Express Credit Account Master Trust Series 2023-2	4.800%	5/15/30	375	367
[8]	American Express Credit Account Master Trust Series 2023-3	5.230%	9/15/28	420	419
[8]	American Express Credit Account Master Trust Series 2023-4	5.150%	9/16/30	420	417
[8]	AmeriCredit Automobile Receivables Trust Series 2020-3	0.760%	12/18/25	84	82

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	AmeriCredit Automobile Receivables Trust Series 2021-1	0.680%	10/19/26	150	147
[8]	AmeriCredit Automobile Receivables Trust Series 2021-1	0.890%	10/19/26	100	94
[8]	AmeriCredit Automobile Receivables Trust Series 2021-2	0.340%	12/18/26	31	31
[8]	AmeriCredit Automobile Receivables Trust Series 2021-3	0.760%	8/18/26	74	72
[8]	AmeriCredit Automobile Receivables Trust Series 2021-3	1.170%	8/18/27	50	47
[8]	AmeriCredit Automobile Receivables Trust Series 2021-3	1.410%	8/18/27	100	91
[8]	AmeriCredit Automobile Receivables Trust Series 2023-1	5.620%	11/18/27	225	224
[8]	AmeriCredit Automobile Receivables Trust Series 2023-1	5.800%	12/18/28	100	99
[8]	BA Credit Card Trust Series 2020-A1	0.340%	5/15/26	1,000	989
[8]	BA Credit Card Trust Series 2021-A1	0.440%	9/15/26	250	243
[8]	BA Credit Card Trust Series 2022-A1	3.530%	11/15/27	550	531
[8]	BA Credit Card Trust Series 2023-A1	4.790%	5/15/28	925	912
[8]	Banc of America Commercial Mortgage Trust Series 2015-UBS7	3.429%	9/15/48	77	75
[8]	Banc of America Commercial Mortgage Trust Series 2015-UBS7	3.705%	9/15/48	300	283
[8]	BANK Series 2017-BNK4	3.625%	5/15/50	800	733
[8]	BANK Series 2017-BNK5	3.390%	6/15/60	700	639
[8]	BANK Series 2017-BNK5	3.624%	6/15/60	350	315
[8]	BANK Series 2017-BNK6	3.254%	7/15/60	175	161
[8]	BANK Series 2017-BNK6	3.518%	7/15/60	980	897
[8]	BANK Series 2017-BNK6	3.741%	7/15/60	780	678
[8]	BANK Series 2017-BNK7	3.175%	9/15/60	480	434
[8]	BANK Series 2017-BNK7	3.435%	9/15/60	275	250
[8]	BANK Series 2017-BNK7	3.748%	9/15/60	300	269
[8]	BANK Series 2017-BNK8	3.488%	11/15/50	600	523
[8]	BANK Series 2017-BNK8	3.731%	11/15/50	100	84
[8]	BANK Series 2017-BNK8	4.231%	11/15/50	250	157
[8]	BANK Series 2017-BNK9	3.279%	11/15/54	267	248
[8]	BANK Series 2017-BNK9	3.538%	11/15/54	600	544
[8]	BANK Series 2018-BNK10	3.641%	2/15/61	109	104
[8]	BANK Series 2018-BNK10	3.688%	2/15/61	400	365
[8]	BANK Series 2018-BNK10	3.898%	2/15/61	150	133
[8]	BANK Series 2018-BNK11	4.046%	3/15/61	400	369
[8]	BANK Series 2018-BNK12	4.255%	5/15/61	500	464
[8]	BANK Series 2018-BNK12	4.477%	5/15/61	150	135
[8]	BANK Series 2018-BNK13	3.953%	8/15/61	165	151
[8]	BANK Series 2018-BNK13	4.217%	8/15/61	825	762
[8]	BANK Series 2018-BNK14	3.966%	9/15/60	100	92
[8]	BANK Series 2018-BNK14	4.128%	9/15/60	142	141
[8]	BANK Series 2018-BNK14	4.231%	9/15/60	250	231
[8]	BANK Series 2018-BNK14	4.481%	9/15/60	175	155
[8]	BANK Series 2018-BNK15	4.407%	11/15/61	470	438
[8]	BANK Series 2019-BNK16	4.005%	2/15/52	275	250
[8]	BANK Series 2019-BNK17	3.714%	4/15/52	360	322
[8]	BANK Series 2019-BNK17	3.976%	4/15/52	75	65
[8]	BANK Series 2019-BNK18	3.584%	5/15/62	640	538
[8]	BANK Series 2019-BNK18	3.826%	5/15/62	200	159
[8]	BANK Series 2019-BNK19	3.183%	8/15/61	550	449
[8]	BANK Series 2019-BNK19	4.164%	8/15/61	140	81
[8]	BANK Series 2019-BNK20	3.011%	9/15/62	725	591

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	BANK Series 2019-BNK21	2.851%	10/17/52	595	495
[8]	BANK Series 2019-BNK21	3.093%	10/17/52	300	223
[8]	BANK Series 2019-BNK22	2.978%	11/15/62	315	263
[8]	BANK Series 2019-BNK23	2.920%	12/15/52	735	617
[8]	BANK Series 2019-BNK23	3.203%	12/15/52	275	209
[8]	BANK Series 2019-BNK24	2.960%	11/15/62	575	486
[8]	BANK Series 2019-BNK24	3.283%	11/15/62	275	227
[8]	BANK Series 2020-BNK25	2.649%	1/15/63	375	303
[8]	BANK Series 2020-BNK25	2.841%	1/15/63	265	195
[8]	BANK Series 2020-BNK26	2.403%	3/15/63	675	542
[8]	BANK Series 2020-BNK26	2.687%	3/15/63	215	152
[8]	BANK Series 2020-BNK27	2.144%	4/15/63	600	469
[8]	BANK Series 2020-BNK27	2.551%	4/15/63	175	133
[8]	BANK Series 2020-BNK28	1.844%	3/15/63	180	138
[8]	BANK Series 2020-BNK29	1.997%	11/15/53	250	185
[8]	BANK Series 2020-BNK30	1.925%	12/15/53	300	226
[8]	BANK Series 2020-BNK30	2.111%	12/15/53	35	25
[8]	BANK Series 2021-BNK31	2.036%	2/15/54	225	173
[8]	BANK Series 2021-BNK31	2.211%	2/15/54	125	91
[8]	BANK Series 2021-BNK32	2.643%	4/15/54	350	281
[8]	BANK Series 2021-BNK33	2.556%	5/15/64	175	139
[8]	BANK Series 2021-BNK34	2.438%	6/15/63	675	510
[8]	BANK Series 2021-BNK35	2.285%	6/15/64	400	309
[8]	BANK Series 2021-BNK36	2.470%	9/15/64	600	469
[8]	BANK Series 2021-BNK36	2.695%	9/15/64	175	133
[8]	BANK Series 2021-BNK37	2.618%	11/15/64	600	471
[8]	BANK Series 2022-BNK43	4.399%	8/15/55	800	715
[8]	BANK Series 2022-BNK43	4.830%	8/15/55	175	155
[8]	BANK Series 2023-5YR2	6.656%	6/15/28	500	510
[8]	BANK Series 2023-5YR2	7.379%	6/15/28	175	177
[8]	BANK Series 2023-5YR3	6.724%	9/15/56	250	256
[8]	BANK Series 2023-5YR3	7.315%	9/15/56	250	255
[8]	BANK Series 2023-5YR3	7.315%	9/15/56	100	100
[8]	BANK Series 2023-BNK45	5.203%	2/15/56	250	237
[8]	BANK Series 2023-BNK45	5.651%	2/15/56	150	140
[8]	BANK Series 2023-BNK46	5.745%	8/15/56	500	494
[8]	BANK Series 2023-BNK46	6.385%	8/15/56	115	114
[8]	Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3	3.574%	2/15/50	1,080	1,000
[8]	Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3	3.748%	2/15/50	420	362
[8]	Barclays Commercial Mortgage Trust Series 2019-C3	3.583%	5/15/52	225	199
[8]	Barclays Commercial Mortgage Trust Series 2019-C4	2.919%	8/15/52	1,150	978
[8]	Barclays Commercial Mortgage Trust Series 2019-C4	3.171%	8/15/52	100	77
[8]	Barclays Commercial Mortgage Trust Series 2019-C5	3.063%	11/15/52	625	534
[8]	Barclays Commercial Mortgage Trust Series 2019-C5	3.366%	11/15/52	375	313
[8]	Barclays Dryrock Issuance Trust Series 2022-1	3.070%	2/15/28	450	433
[8]	Barclays Dryrock Issuance Trust Series 2023-1	4.720%	2/15/29	1,300	1,284
[8]	BBCMS Mortgage Trust Series 2017-C1	3.674%	2/15/50	1,175	1,080
[8]	BBCMS Mortgage Trust Series 2017-C1	3.898%	2/15/50	325	276

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	BBCMS Mortgage Trust Series 2018-C2	4.314%	12/15/51	500	462
[8]	BBCMS Mortgage Trust Series 2020-C6	2.639%	2/15/53	450	372
[8]	BBCMS Mortgage Trust Series 2020-C6	2.840%	2/15/53	143	114
[8]	BBCMS Mortgage Trust Series 2020-C7	2.037%	4/15/53	150	119
[8]	BBCMS Mortgage Trust Series 2020-C8	2.040%	10/15/53	525	409
[8]	BBCMS Mortgage Trust Series 2020-C8	2.398%	10/15/53	110	84
[8]	BBCMS Mortgage Trust Series 2021-C9	2.299%	2/15/54	650	510
[8]	BBCMS Mortgage Trust Series 2021-C11	2.322%	9/15/54	225	174
[8]	BBCMS Mortgage Trust Series 2021-C11	2.536%	9/15/54	100	75
[8]	BBCMS Mortgage Trust Series 2021-C12	2.689%	11/15/54	375	297
[8]	BBCMS Mortgage Trust Series 2022-C14	2.946%	2/15/55	950	765
[8]	BBCMS Mortgage Trust Series 2023-C19	5.451%	4/15/56	250	242
[8]	BBCMS Mortgage Trust Series 2023-C19	6.070%	4/15/56	75	72
[8]	BBCMS Mortgage Trust Series 2023-C20	5.576%	7/15/56	175	171
[8]	BBCMS Mortgage Trust Series 2023-C20	5.973%	7/15/56	75	72
[5,8]	BBCMS Mortgage Trust Series 2023-C21	1.000%	9/15/56	500	504
[5,8]	BBCMS Mortgage Trust Series 2023-C21	1.000%	9/15/56	250	245
[5,8]	BBCMS Mortgage Trust Series 2023-C21	1.000%	9/15/56	100	96
[8]	BBCMS Trust Series 2021-C10	2.492%	7/15/54	650	517
[8]	Benchmark Mortgage Trust Series 2018-B1	3.666%	1/15/51	450	408
[8]	Benchmark Mortgage Trust Series 2018-B1	3.878%	1/15/51	200	176
[8]	Benchmark Mortgage Trust Series 2018-B2	3.662%	2/15/51	105	98
[8]	Benchmark Mortgage Trust Series 2018-B2	3.882%	2/15/51	2,280	2,059
[8]	Benchmark Mortgage Trust Series 2018-B2	4.084%	2/15/51	625	507
[8]	Benchmark Mortgage Trust Series 2018-B3	3.848%	4/10/51	94	91
[8]	Benchmark Mortgage Trust Series 2018-B3	4.025%	4/10/51	1,000	917
[8]	Benchmark Mortgage Trust Series 2018-B4	4.121%	7/15/51	250	230
[8]	Benchmark Mortgage Trust Series 2018-B4	4.311%	7/15/51	500	436
[8]	Benchmark Mortgage Trust Series 2018-B5	4.208%	7/15/51	1,175	1,087
[8]	Benchmark Mortgage Trust Series 2018-B6	4.261%	10/10/51	450	408
[8]	Benchmark Mortgage Trust Series 2018-B6	4.441%	10/10/51	125	105
[8]	Benchmark Mortgage Trust Series 2018-B7	4.510%	5/15/53	25	23
[8]	Benchmark Mortgage Trust Series 2018-B8	4.232%	1/15/52	435	393
[8]	Benchmark Mortgage Trust Series 2018-B8	4.532%	1/15/52	200	168

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Benchmark Mortgage Trust Series 2019-B9	3.751%	3/15/52	100	89
[8]	Benchmark Mortgage Trust Series 2019-B9	4.016%	3/15/52	261	231
[8]	Benchmark Mortgage Trust Series 2019-B10	3.717%	3/15/62	300	268
[8]	Benchmark Mortgage Trust Series 2019-B10	3.979%	3/15/62	125	109
[8]	Benchmark Mortgage Trust Series 2019-B11	3.281%	5/15/52	200	173
[8]	Benchmark Mortgage Trust Series 2019-B11	3.542%	5/15/52	1,450	1,229
[8]	Benchmark Mortgage Trust Series 2019-B11	3.784%	5/15/52	310	228
[8]	Benchmark Mortgage Trust Series 2019-B13	2.952%	8/15/57	300	255
[8]	Benchmark Mortgage Trust Series 2019-B14	3.049%	12/15/62	225	190
[8]	Benchmark Mortgage Trust Series 2019-B15	2.928%	12/15/72	265	216
[8]	Benchmark Mortgage Trust Series 2020-B16	2.732%	2/15/53	375	312
[8]	Benchmark Mortgage Trust Series 2020-B16	2.944%	2/15/53	100	79
[8]	Benchmark Mortgage Trust Series 2020-B17	2.211%	3/15/53	175	159
[8]	Benchmark Mortgage Trust Series 2020-B17	2.289%	3/15/53	850	665
[8]	Benchmark Mortgage Trust Series 2020-B17	2.583%	3/15/53	105	73
[8]	Benchmark Mortgage Trust Series 2020-B19	1.850%	9/15/53	212	158
[8]	Benchmark Mortgage Trust Series 2020-B19	2.148%	9/15/53	75	54
[8]	Benchmark Mortgage Trust Series 2020-B20	2.034%	10/15/53	425	317
[8]	Benchmark Mortgage Trust Series 2020-B20	2.375%	10/15/53	35	25
[8]	Benchmark Mortgage Trust Series 2020-B21	1.978%	12/17/53	525	401
[8]	Benchmark Mortgage Trust Series 2020-B21	2.254%	12/17/53	50	37
[8]	Benchmark Mortgage Trust Series 2020-B22	1.973%	1/15/54	400	304
[8]	Benchmark Mortgage Trust Series 2020-IG1	2.687%	9/15/43	575	441
[8]	Benchmark Mortgage Trust Series 2020-IG1	2.909%	9/15/43	175	120
[8]	Benchmark Mortgage Trust Series 2021-B23	2.070%	2/15/54	1,875	1,397
[8]	Benchmark Mortgage Trust Series 2021-B23	2.274%	2/15/54	275	199
[8]	Benchmark Mortgage Trust Series 2021-B24	2.584%	3/15/54	500	386
[8]	Benchmark Mortgage Trust Series 2021-B24	2.780%	3/15/54	100	74
[8]	Benchmark Mortgage Trust Series 2021-B25	2.577%	4/15/54	550	419
[8]	Benchmark Mortgage Trust Series 2021-B25	2.847%	4/15/54	250	181

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Benchmark Mortgage Trust Series 2021-B26	2.613%	6/15/54	575	444
[8]	Benchmark Mortgage Trust Series 2021-B28	2.224%	8/15/54	350	268
[8]	Benchmark Mortgage Trust Series 2021-B29	2.284%	9/15/54	75	62
[8]	Benchmark Mortgage Trust Series 2021-B29	2.388%	9/15/54	225	175
[8]	Benchmark Mortgage Trust Series 2021-B29	2.612%	9/15/54	75	56
[8]	Benchmark Mortgage Trust Series 2021-B30	2.576%	11/15/54	925	722
[8]	Benchmark Mortgage Trust Series 2021-B31	2.669%	12/15/54	500	394
[8]	Benchmark Mortgage Trust Series 2022-B32	3.002%	1/15/55	1,425	1,097
[8]	Benchmark Mortgage Trust Series 2022-B32	3.528%	1/15/55	300	227
[8]	Benchmark Mortgage Trust Series 2022-B33	3.458%	3/15/55	300	253
[8]	Benchmark Mortgage Trust Series 2022-B34	3.786%	4/15/55	250	204
[8]	Benchmark Mortgage Trust Series 2022-B36	4.470%	7/15/55	375	337
[8]	Benchmark Mortgage Trust Series 2022-B36	4.951%	7/15/55	100	87
[8]	Benchmark Mortgage Trust Series 2023-B39	5.754%	7/15/56	825	816
[8]	Benchmark Mortgage Trust Series 2023-B39	6.250%	7/15/56	250	244
[8]	Benchmark Mortgage Trust Series 2023-V2	5.812%	5/15/55	325	321
[8]	Benchmark Mortgage Trust Series 2023-V2	6.537%	5/15/55	175	173
[8]	Benchmark Mortgage Trust Series 2023-V3	6.363%	7/15/56	80	81
[8]	Benchmark Mortgage Trust Series 2023-V3	7.097%	7/15/56	260	262
[8]	BMO Mortgage Trust Series 2022-C1	3.374%	2/15/55	275	229
[8]	BMO Mortgage Trust Series 2022-C2	4.973%	7/15/54	300	280
[8]	BMO Mortgage Trust Series 2022-C3	5.313%	9/15/54	900	862
[8]	BMO Mortgage Trust Series 2022-C3	5.504%	9/15/54	125	115
[8]	BMO Mortgage Trust Series 2023-5C1	6.534%	8/15/56	1,000	1,015
[8]	BMO Mortgage Trust Series 2023-5C1	7.355%	8/15/56	500	507
[8]	BMO Mortgage Trust Series 2023-C4	5.117%	2/15/56	275	260
[8]	BMO Mortgage Trust Series 2023-C4	5.541%	2/15/56	50	46
[8]	BMO Mortgage Trust Series 2023-C5	5.765%	6/15/56	200	198
[8]	BMO Mortgage Trust Series 2023-C5	6.162%	6/15/56	75	73
[8]	BMO Mortgage Trust Series 2023-C6	5.956%	9/15/56	500	502
[8]	BMO Mortgage Trust Series 2023-C6	6.550%	9/15/56	160	160
[8]	BMW Vehicle Lease Trust Series 2021-2	0.330%	12/26/24	218	217
[8]	BMW Vehicle Lease Trust Series 2021-2	0.430%	1/27/25	800	787
[8]	BMW Vehicle Lease Trust Series 2022-1	1.230%	5/27/25	100	97
[8]	BMW Vehicle Lease Trust Series 2023-1	5.160%	11/25/25	175	174
[8]	BMW Vehicle Lease Trust Series 2023-1	5.070%	6/25/26	100	99
[8]	BMW Vehicle Owner Trust Series 2020-A	0.620%	4/26/27	21	21
[8]	BMW Vehicle Owner Trust Series 2022-A	3.210%	8/25/26	175	171

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	BMW Vehicle Owner Trust Series 2022-A	3.440%	12/26/28	25	24
[8]	BMW Vehicle Owner Trust Series 2023-A	5.470%	2/25/28	114	114
[8]	BMW Vehicle Owner Trust Series 2023-A	5.250%	11/26/29	32	32
[8]	Cantor Commercial Real Estate Lending Series 2019-CF1	3.786%	5/15/52	65	57
[8]	Cantor Commercial Real Estate Lending Series 2019-CF2	2.874%	11/15/52	550	458
[8]	Cantor Commercial Real Estate Lending Series 2019-CF3	3.006%	1/15/53	560	464
[8]	Cantor Commercial Real Estate Lending Series 2019-CF3	3.298%	1/15/53	240	177
[8]	Capital One Multi-Asset Execution Trust Series 2019-A3	2.060%	8/15/28	1,300	1,189
[8]	Capital One Multi-Asset Execution Trust Series 2021-A1	0.550%	7/15/26	850	816
[8]	Capital One Multi-Asset Execution Trust Series 2021-A2	1.390%	7/15/30	2,175	1,815
[8]	Capital One Multi-Asset Execution Trust Series 2021-A3	1.040%	11/15/26	1,875	1,779
[8]	Capital One Multi-Asset Execution Trust Series 2022-A1	2.800%	3/15/27	2,000	1,919
[8]	Capital One Multi-Asset Execution Trust Series 2022-A2	3.490%	5/15/27	1,900	1,835
[8]	Capital One Multi-Asset Execution Trust Series 2023-A1	4.420%	5/15/28	1,325	1,292
[8]	Capital One Prime Auto Receivables Trust Series 2020-1	1.630%	8/15/25	43	43
[8]	Capital One Prime Auto Receivables Trust Series 2021-1	0.770%	9/15/26	351	337
[8]	Capital One Prime Auto Receivables Trust Series 2021-1	1.040%	4/15/27	100	92
[8]	Capital One Prime Auto Receivables Trust Series 2022-1	3.170%	4/15/27	375	362
[8]	Capital One Prime Auto Receivables Trust Series 2022-1	3.320%	9/15/27	225	212
[8]	Capital One Prime Auto Receivables Trust Series 2022-2	3.660%	5/17/27	350	339
[8]	Capital One Prime Auto Receivables Trust Series 2022-2	3.690%	12/15/27	100	95
[8]	Capital One Prime Auto Receivables Trust Series 2023-1	4.870%	2/15/28	175	172
[8]	Capital One Prime Auto Receivables Trust Series 2023-1	4.760%	8/15/28	100	98
[8]	CarMax Auto Owner Trust Series 2019-4	2.130%	7/15/25	83	83
[8]	CarMax Auto Owner Trust Series 2020-1	1.890%	12/16/24	5	5
[8]	CarMax Auto Owner Trust Series 2020-1	2.030%	6/16/25	55	54
[8]	CarMax Auto Owner Trust Series 2020-3	0.620%	3/17/25	4	4
[8]	CarMax Auto Owner Trust Series 2020-3	0.770%	3/16/26	25	24
[8]	CarMax Auto Owner Trust Series 2020-4	0.500%	8/15/25	515	506
[8]	CarMax Auto Owner Trust Series 2020-4	0.630%	6/15/26	75	71
[8]	CarMax Auto Owner Trust Series 2020-4	0.850%	6/15/26	25	23

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	CarMax Auto Owner Trust Series 2021-1	0.340%	12/15/25	94	92
[8]	CarMax Auto Owner Trust Series 2021-1	0.530%	10/15/26	50	47
[8]	CarMax Auto Owner Trust Series 2021-2	0.520%	2/17/26	249	241
[8]	CarMax Auto Owner Trust Series 2021-2	0.810%	12/15/26	100	93
[8]	CarMax Auto Owner Trust Series 2021-4	0.560%	9/15/26	402	385
[8]	CarMax Auto Owner Trust Series 2021-4	0.820%	4/15/27	100	90
[8]	CarMax Auto Owner Trust Series 2022-1	1.470%	12/15/26	464	445
[8]	CarMax Auto Owner Trust Series 2022-1	1.700%	8/16/27	175	161
[8]	CarMax Auto Owner Trust Series 2022-2	3.490%	2/16/27	450	439
[8]	CarMax Auto Owner Trust Series 2022-2	3.620%	9/15/27	100	95
[8]	CarMax Auto Owner Trust Series 2023-1	4.750%	10/15/27	425	417
[8]	CarMax Auto Owner Trust Series 2023-1	4.650%	1/16/29	150	146
[8]	CarMax Auto Owner Trust Series 2023-2	5.050%	1/18/28	325	320
[8]	CarMax Auto Owner Trust Series 2023-2	5.010%	11/15/28	100	98
[8]	CarMax Auto Owner Trust Series 2023-3	5.280%	5/15/28	200	198
[8]	CarMax Auto Owner Trust Series 2023-3	5.260%	2/15/29	120	119
[8]	Carvana Auto Receivables Trust Series 2021-P2	0.490%	3/10/26	43	42
[8]	Carvana Auto Receivables Trust Series 2021-P3	0.700%	11/10/26	245	236
[8]	Carvana Auto Receivables Trust Series 2021-P3	1.030%	6/10/27	75	67
[8]	CD Mortgage Trust Series 2016-CD1	2.724%	8/10/49	625	559
[8]	CD Mortgage Trust Series 2016-CD2	3.526%	11/10/49	600	538
[8]	CD Mortgage Trust Series 2017-CD3	3.453%	2/10/50	43	41
[8]	CD Mortgage Trust Series 2017-CD3	3.631%	2/10/50	503	443
[8]	CD Mortgage Trust Series 2017-CD3	3.833%	2/10/50	131	99
[8]	CD Mortgage Trust Series 2017-CD4	3.514%	5/10/50	500	453
[8]	CD Mortgage Trust Series 2017-CD4	3.746%	5/10/50	300	255
[8]	CD Mortgage Trust Series 2017-CD6	3.332%	11/13/50	209	198
[8]	CD Mortgage Trust Series 2017-CD6	3.456%	11/13/50	475	428
[8]	CD Mortgage Trust Series 2017-CD6	3.709%	11/13/50	275	238
[8]	CD Mortgage Trust Series 2018-CD7	4.213%	8/15/51	29	28
[8]	CD Mortgage Trust Series 2018-CD7	4.279%	8/15/51	575	522
[8]	CD Mortgage Trust Series 2019-CD8	2.657%	8/15/57	200	168
[8]	CD Mortgage Trust Series 2019-CD8	2.912%	8/15/57	775	647
[8]	CenterPoint Energy Transition Bond Co. IV LLC Series 2012-1	3.028%	10/15/25	282	278
[8]	CFCRE Commercial Mortgage Trust Series 2016-C3	3.865%	1/10/48	425	401
[8]	CFCRE Commercial Mortgage Trust Series 2016-C4	3.283%	5/10/58	550	512
[8]	CFCRE Commercial Mortgage Trust Series 2016-C4	3.691%	5/10/58	400	365

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	CFCRE Commercial Mortgage Trust Series 2016-C6	3.217%	11/10/49	1,350	1,245
[8]	CFCRE Commercial Mortgage Trust Series 2017-C8	3.572%	6/15/50	300	271
[8]	CGMS Commercial Mortgage Trust Series 2017-B1	3.458%	8/15/50	800	723
[8]	CGMS Commercial Mortgage Trust Series 2017-B1	3.711%	8/15/50	200	176
[8]	Chase Issuance Trust Series 2022-A1	3.970%	9/15/27	300	292
[8]	Chase Issuance Trust Series 2023-A1	5.160%	9/15/28	560	557
[8]	Chase Issuance Trust Series 2023-A2	5.080%	9/16/30	480	475
[8]	Citibank Credit Card Issuance Trust Series 2007-A3	6.150%	6/15/39	391	404
[8]	Citibank Credit Card Issuance Trust Series 2018-A7	3.960%	10/13/30	1,000	938
[8]	Citigroup Commercial Mortgage Trust Series 2013-GC17	4.131%	11/10/46	135	135
[8]	Citigroup Commercial Mortgage Trust Series 2013-GC17	4.544%	11/10/46	100	100
[8]	Citigroup Commercial Mortgage Trust Series 2013-GC17	5.095%	11/10/46	100	94
[8]	Citigroup Commercial Mortgage Trust Series 2014-GC19	3.552%	3/11/47	2	2
[8]	Citigroup Commercial Mortgage Trust Series 2014-GC19	4.023%	3/11/47	125	124
[8]	Citigroup Commercial Mortgage Trust Series 2014-GC19	4.345%	3/11/47	125	123
[8]	Citigroup Commercial Mortgage Trust Series 2014-GC21	3.855%	5/10/47	200	198
[8]	Citigroup Commercial Mortgage Trust Series 2014-GC21	4.328%	5/10/47	150	134
[8]	Citigroup Commercial Mortgage Trust Series 2014-GC23	3.622%	7/10/47	300	293
[8]	Citigroup Commercial Mortgage Trust Series 2014-GC25	3.635%	10/10/47	650	630
[8]	Citigroup Commercial Mortgage Trust Series 2015-GC27	3.137%	2/10/48	800	770
[8]	Citigroup Commercial Mortgage Trust Series 2015-GC27	3.571%	2/10/48	325	309
[8]	Citigroup Commercial Mortgage Trust Series 2015-GC29	3.192%	4/10/48	650	619
[8]	Citigroup Commercial Mortgage Trust Series 2015-GC29	3.758%	4/10/48	318	296
[8]	Citigroup Commercial Mortgage Trust Series 2015-GC31	3.762%	6/10/48	350	326
[8]	Citigroup Commercial Mortgage Trust Series 2015-GC33	3.515%	9/10/58	183	175
[8]	Citigroup Commercial Mortgage Trust Series 2015-GC33	3.778%	9/10/58	425	398
[8]	Citigroup Commercial Mortgage Trust Series 2015-GC35	3.549%	11/10/48	200	191
[8]	Citigroup Commercial Mortgage Trust Series 2016-C1	3.003%	5/10/49	111	107
[8]	Citigroup Commercial Mortgage Trust Series 2016-C1	3.209%	5/10/49	425	395
[8]	Citigroup Commercial Mortgage Trust Series 2016-GC36	3.349%	2/10/49	175	165
[8]	Citigroup Commercial Mortgage Trust Series 2016-GC36	3.616%	2/10/49	2,100	1,958
[8]	Citigroup Commercial Mortgage Trust Series 2016-P4	2.646%	7/10/49	250	230

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Citigroup Commercial Mortgage Trust Series 2016-P4	2.902%	7/10/49	250	228
[8]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.209%	10/12/50	100	92
[8]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.471%	10/12/50	1,100	997
[8]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.764%	10/12/50	150	130
[8]	Citigroup Commercial Mortgage Trust Series 2018-B2	3.744%	3/10/51	175	158
[8]	Citigroup Commercial Mortgage Trust Series 2018-B2	3.788%	3/10/51	77	77
[8]	Citigroup Commercial Mortgage Trust Series 2018-B2	4.009%	3/10/51	1,200	1,088
[8]	Citigroup Commercial Mortgage Trust Series 2018-C5	3.963%	6/10/51	136	125
[8]	Citigroup Commercial Mortgage Trust Series 2019-C7	3.102%	12/15/72	675	568
[8]	Citigroup Commercial Mortgage Trust Series 2019-GC41	2.869%	8/10/56	975	824
[8]	Citigroup Commercial Mortgage Trust Series 2019-GC43	3.038%	11/10/52	1,125	920
[8]	Citigroup Commercial Mortgage Trust Series 2020-GC46	2.717%	2/15/53	450	370
[8]	Citigroup Commercial Mortgage Trust Series 2020-GC46	2.918%	2/15/53	190	142
[8]	Citigroup Commercial Mortgage Trust Series 2022-GC48	4.742%	5/15/54	475	434
[8]	CNH Equipment Trust Series 2021-C	0.810%	12/15/26	243	232
[8]	CNH Equipment Trust Series 2022-A	2.940%	7/15/27	175	167
[8]	CNH Equipment Trust Series 2022-A	3.030%	3/15/29	100	93
[8]	CNH Equipment Trust Series 2022-B	3.890%	8/16/27	100	97
[8]	CNH Equipment Trust Series 2022-B	3.910%	3/15/28	50	48
[8]	CNH Equipment Trust Series 2023-A	4.810%	8/15/28	225	222
[8]	CNH Equipment Trust Series 2023-A	4.770%	10/15/30	50	49
[8]	CNH Equipment Trust Series 2023-B	5.600%	2/15/29	350	350
[8]	CNH Equipment Trust Series 2023-B	5.460%	3/17/31	50	50
[8]	COMM Mortgage Trust Series 2012-CR4	2.853%	10/15/45	12	10
[8]	COMM Mortgage Trust Series 2013-CR12	4.300%	10/10/46	75	73
[8]	COMM Mortgage Trust Series 2013-CR12	4.762%	10/10/46	50	35
[8]	COMM Mortgage Trust Series 2013-CR13	4.194%	11/10/46	266	265
[8]	COMM Mortgage Trust Series 2013-CR13	4.449%	11/10/46	150	149
[8]	COMM Mortgage Trust Series 2014-CR14	4.236%	2/10/47	227	226
[8]	COMM Mortgage Trust Series 2014-CR14	4.526%	2/10/47	325	322
[8]	COMM Mortgage Trust Series 2014-CR14	4.672%	2/10/47	175	155
[8]	COMM Mortgage Trust Series 2014-CR15	3.595%	2/10/47	4	4
[8]	COMM Mortgage Trust Series 2014-CR15	4.074%	2/10/47	209	208
[8]	COMM Mortgage Trust Series 2014-CR15	4.745%	2/10/47	105	93
[8]	COMM Mortgage Trust Series 2014-CR15	4.795%	2/10/47	175	151

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	COMM Mortgage Trust Series 2014-CR17	3.598%	5/10/47	6	6
[8]	COMM Mortgage Trust Series 2014-CR17	3.977%	5/10/47	275	271
[8]	COMM Mortgage Trust Series 2014-CR17	4.377%	5/10/47	100	91
[8]	COMM Mortgage Trust Series 2014-CR18	3.828%	7/15/47	125	123
[8]	COMM Mortgage Trust Series 2014-CR18	4.103%	7/15/47	150	146
[8]	COMM Mortgage Trust Series 2014-CR19	3.796%	8/10/47	650	636
[8]	COMM Mortgage Trust Series 2014-CR19	4.080%	8/10/47	150	144
[8]	COMM Mortgage Trust Series 2014-CR20	3.590%	11/10/47	275	266
[8]	COMM Mortgage Trust Series 2014-CR21	3.528%	12/10/47	3,440	3,339
[8]	COMM Mortgage Trust Series 2014-LC15	4.006%	4/10/47	325	322
[8]	COMM Mortgage Trust Series 2014-LC17	3.917%	10/10/47	240	233
[8]	COMM Mortgage Trust Series 2014-UBS2	3.472%	3/10/47	5	4
[8]	COMM Mortgage Trust Series 2014-UBS2	3.961%	3/10/47	202	200
[8]	COMM Mortgage Trust Series 2014-UBS2	4.199%	3/10/47	57	56
[8]	COMM Mortgage Trust Series 2014-UBS2	4.701%	3/10/47	36	35
[8]	COMM Mortgage Trust Series 2014-UBS3	3.819%	6/10/47	350	343
[8]	COMM Mortgage Trust Series 2014-UBS4	3.694%	8/10/47	225	218
[8]	COMM Mortgage Trust Series 2014-UBS4	3.968%	8/10/47	167	141
[8]	COMM Mortgage Trust Series 2014-UBS5	3.838%	9/10/47	500	486
[8]	COMM Mortgage Trust Series 2014-UBS6	3.387%	12/10/47	91	89
[8]	COMM Mortgage Trust Series 2014-UBS6	3.644%	12/10/47	800	772
[8]	COMM Mortgage Trust Series 2014-UBS6	4.048%	12/10/47	225	208
[8]	COMM Mortgage Trust Series 2015-CR22	3.309%	3/10/48	575	548
[8]	COMM Mortgage Trust Series 2015-CR22	3.603%	3/10/48	500	472
[8]	COMM Mortgage Trust Series 2015-CR23	3.257%	5/10/48	72	70
[8]	COMM Mortgage Trust Series 2015-CR23	3.497%	5/10/48	475	454
[8]	COMM Mortgage Trust Series 2015-CR23	3.801%	5/10/48	175	166
[8]	COMM Mortgage Trust Series 2015-CR24	3.432%	8/10/48	308	294
[8]	COMM Mortgage Trust Series 2015-CR25	3.759%	8/10/48	425	406
[8]	COMM Mortgage Trust Series 2015-CR26	3.630%	10/10/48	850	801

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	COMM Mortgage Trust Series 2015-CR27	3.404%	10/10/48	168	162
[8]	COMM Mortgage Trust Series 2015-CR27	3.612%	10/10/48	400	379
[8]	COMM Mortgage Trust Series 2015-DC1	3.350%	2/10/48	325	311
[8]	COMM Mortgage Trust Series 2015-LC19	3.040%	2/10/48	18	18
[8]	COMM Mortgage Trust Series 2015-LC19	3.183%	2/10/48	425	407
[8]	COMM Mortgage Trust Series 2015-LC19	3.527%	2/10/48	200	188
[8]	COMM Mortgage Trust Series 2015-LC23	3.774%	10/10/48	200	190
[8]	COMM Mortgage Trust Series 2015-PC1	3.902%	7/10/50	450	432
[8]	COMM Mortgage Trust Series 2016-CR28	3.762%	2/10/49	1,200	1,128
[8]	COMM Mortgage Trust Series 2016-DC2	3.550%	2/10/49	225	219
[8]	COMM Mortgage Trust Series 2017-COR2	3.510%	9/10/50	125	113
[8]	COMM Mortgage Trust Series 2018-COR3	4.228%	5/10/51	500	458
[8]	COMM Mortgage Trust Series 2019-GC44	2.950%	8/15/57	450	376
[8]	COMM Mortgage Trust Series 2019-GC44	3.263%	8/15/57	150	122
[8]	CSAIL Commercial Mortgage Trust Series 2015-C1	3.505%	4/15/50	400	383
[8]	CSAIL Commercial Mortgage Trust Series 2015-C1	3.791%	4/15/50	200	187
[8]	CSAIL Commercial Mortgage Trust Series 2015-C1	4.044%	4/15/50	175	162
[8]	CSAIL Commercial Mortgage Trust Series 2015-C2	3.504%	6/15/57	550	523
[8]	CSAIL Commercial Mortgage Trust Series 2015-C2	3.849%	6/15/57	225	213
[8]	CSAIL Commercial Mortgage Trust Series 2015-C3	3.448%	8/15/48	95	94
[8]	CSAIL Commercial Mortgage Trust Series 2015-C3	3.718%	8/15/48	925	876
[8]	CSAIL Commercial Mortgage Trust Series 2015-C3	4.247%	8/15/48	200	172
[8]	CSAIL Commercial Mortgage Trust Series 2015-C4	3.617%	11/15/48	80	78
[8]	CSAIL Commercial Mortgage Trust Series 2015-C4	3.808%	11/15/48	500	472
[8]	CSAIL Commercial Mortgage Trust Series 2016-C7	3.502%	11/15/49	800	736
[8]	CSAIL Commercial Mortgage Trust Series 2017-C8	3.392%	6/15/50	800	725
[8]	CSAIL Commercial Mortgage Trust Series 2017-CX9	3.446%	9/15/50	250	224
[8]	CSAIL Commercial Mortgage Trust Series 2017-CX10	3.458%	11/15/50	575	509
[8]	CSAIL Commercial Mortgage Trust Series 2018-CX11	4.033%	4/15/51	1,200	1,095
[8]	CSAIL Commercial Mortgage Trust Series 2018-CX12	4.224%	8/15/51	250	229

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	CSAIL Commercial Mortgage Trust Series 2019-C15	4.053%	3/15/52	2,475	2,229
[8]	CSAIL Commercial Mortgage Trust Series 2019-C16	3.329%	6/15/52	1,125	966
[8]	CSAIL Commercial Mortgage Trust Series 2021-C20	2.805%	3/15/54	1,075	856
[8]	CSAIL Commercial Mortgage Trust Series 2021-C20	3.076%	3/15/54	175	135
[8]	Daimler Trucks Retail Trust Series 2022-1	5.230%	2/17/26	250	248
[8]	Daimler Trucks Retail Trust Series 2022-1	5.390%	1/15/30	100	99
[8]	DBGS Mortgage Trust Series 2018-C1	4.466%	10/15/51	400	365
[8]	DBJPM Mortgage Trust Series 2016-C1	3.276%	5/10/49	300	278
[8]	DBJPM Mortgage Trust Series 2016-C3	2.890%	8/10/49	325	294
[8]	DBJPM Mortgage Trust Series 2017-C6	3.328%	6/10/50	600	545
[8]	DBJPM Mortgage Trust Series 2017-C6	3.561%	6/10/50	150	129
[8]	DBJPM Mortgage Trust Series 2020-C9	1.926%	8/15/53	200	156
[8]	Discover Card Execution Note Trust Series 2021-A1	0.580%	9/15/26	850	809
[8]	Discover Card Execution Note Trust Series 2021-A2	1.030%	9/15/28	725	639
[8]	Discover Card Execution Note Trust Series 2022-A1	1.960%	2/15/27	1,000	950
[8]	Discover Card Execution Note Trust Series 2022-A2	3.320%	5/15/27	1,900	1,830
[8]	Discover Card Execution Note Trust Series 2022-A3	3.560%	7/15/27	2,000	1,931
[8]	Discover Card Execution Note Trust Series 2022-A4	5.030%	10/15/27	1,075	1,064
[8]	Discover Card Execution Note Trust Series 2023-A1	4.310%	3/15/28	1,375	1,339
[8]	Discover Card Execution Note Trust Series 2023-A2	4.930%	6/15/28	1,325	1,309
[8]	Drive Auto Receivables Trust Series 2021-1	1.020%	6/15/27	35	34
[8]	Drive Auto Receivables Trust Series 2021-2	0.870%	10/15/27	193	190
[8]	Drive Auto Receivables Trust Series 2021-2	1.390%	3/15/29	225	211
[8]	Drive Auto Receivables Trust Series 2021-3	1.110%	5/15/26	31	31
[8]	Drive Auto Receivables Trust Series 2021-3	1.470%	1/15/27	100	96
[8]	Exeter Automobile Receivables Trust Series 2021-1A	0.740%	1/15/26	65	65
[8]	Exeter Automobile Receivables Trust Series 2021-3A	0.690%	1/15/26	5	5
[8]	Exeter Automobile Receivables Trust Series 2021-3A	0.960%	10/15/26	175	170
[8]	Exeter Automobile Receivables Trust Series 2021-3A	1.550%	6/15/27	175	162
[8]	Exeter Automobile Receivables Trust Series 2022-1A	2.560%	6/15/28	125	120
[8]	Exeter Automobile Receivables Trust Series 2022-1A	3.020%	6/15/28	150	140
[8]	Exeter Automobile Receivables Trust Series 2022-2A	3.650%	10/15/26	100	99
[8]	Exeter Automobile Receivables Trust Series 2022-2A	3.850%	7/17/28	200	194

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Exeter Automobile Receivables Trust Series 2022-2A	4.560%	7/17/28	100	95
[8]	Exeter Automobile Receivables Trust Series 2022-3A	4.860%	12/15/26	150	149
[8]	Exeter Automobile Receivables Trust Series 2022-3A	5.300%	9/15/27	150	148
[8]	Exeter Automobile Receivables Trust Series 2022-3A	6.760%	9/15/28	100	98
[8]	Exeter Automobile Receivables Trust Series 2022-4A	4.920%	12/15/28	125	122
[8]	Exeter Automobile Receivables Trust Series 2022-5A	6.510%	12/15/27	100	99
[8]	Exeter Automobile Receivables Trust Series 2022-5A	7.400%	2/15/29	100	101
[8]	Exeter Automobile Receivables Trust Series 2023-1A	5.720%	4/15/27	75	74
[8]	Exeter Automobile Receivables Trust Series 2023-1A	5.820%	2/15/28	100	99
[8]	Exeter Automobile Receivables Trust Series 2023-1A	6.690%	6/15/29	25	25
[8]	Exeter Automobile Receivables Trust Series 2023-4A	6.310%	10/15/27	60	60
[8]	Exeter Automobile Receivables Trust Series 2023-4A	6.510%	8/15/28	80	80
[8,9]	Fannie Mae-Aces Series 2014-M3	3.501%	1/25/24	36	36
[8,9]	Fannie Mae-Aces Series 2014-M4	3.346%	3/25/24	146	144
[8,9]	Fannie Mae-Aces Series 2014-M7	3.321%	6/25/24	447	438
[8,9]	Fannie Mae-Aces Series 2014-M8	3.056%	6/25/24	229	225
[8,9]	Fannie Mae-Aces Series 2014-M9	3.103%	7/25/24	368	360
[8,9]	Fannie Mae-Aces Series 2014-M13	3.021%	8/25/24	203	198
[8,9]	Fannie Mae-Aces Series 2015-M1	2.532%	9/25/24	687	665
[8,9]	Fannie Mae-Aces Series 2015-M2	2.620%	12/25/24	504	486
[8,9]	Fannie Mae-Aces Series 2015-M3	2.723%	10/25/24	256	248
[8,9]	Fannie Mae-Aces Series 2015-M7	2.590%	12/25/24	467	451
[8,9]	Fannie Mae-Aces Series 2015-M8	2.900%	1/25/25	694	670
[8,9]	Fannie Mae-Aces Series 2015-M10	3.092%	4/25/27	232	217
[8,9]	Fannie Mae-Aces Series 2015-M12	2.896%	5/25/25	546	522
[8,9]	Fannie Mae-Aces Series 2015-M15	2.923%	10/25/25	501	480
[8,9]	Fannie Mae-Aces Series 2016-M3	2.702%	2/25/26	242	228
[8,9]	Fannie Mae-Aces Series 2016-M4	2.576%	3/25/26	270	253
[8,9]	Fannie Mae-Aces Series 2016-M5	2.469%	4/25/26	738	691
[8,9]	Fannie Mae-Aces Series 2016-M6	2.488%	5/25/26	488	454
[8,9]	Fannie Mae-Aces Series 2016-M7	2.157%	10/25/23	2	2
[8,9]	Fannie Mae-Aces Series 2016-M7	2.499%	9/25/26	164	153
[8,9]	Fannie Mae-Aces Series 2016-M9	2.292%	6/25/26	1,236	1,146
[8,9]	Fannie Mae-Aces Series 2016-M11	2.369%	7/25/26	850	787
[8,9]	Fannie Mae-Aces Series 2016-M12	2.527%	9/25/26	879	814
[8,9]	Fannie Mae-Aces Series 2016-M13	2.594%	9/25/26	191	177
[8,9]	Fannie Mae-Aces Series 2017-M1	2.496%	10/25/26	885	815
[8,9]	Fannie Mae-Aces Series 2017-M2	2.899%	2/25/27	725	675
[8,9]	Fannie Mae-Aces Series 2017-M3	2.547%	12/25/26	1,117	1,030
[8,9]	Fannie Mae-Aces Series 2017-M4	2.638%	12/25/26	813	750
[8,9]	Fannie Mae-Aces Series 2017-M5	3.172%	4/25/29	211	192
[8,9]	Fannie Mae-Aces Series 2017-M7	2.961%	2/25/27	567	530
[8,9]	Fannie Mae-Aces Series 2017-M8	3.061%	5/25/27	1,242	1,158
[8,9]	Fannie Mae-Aces Series 2017-M10	2.625%	7/25/24	355	348
[8,9]	Fannie Mae-Aces Series 2017-M11	2.980%	8/25/29	482	431
[8,9]	Fannie Mae-Aces Series 2017-M12	3.164%	6/25/27	821	766
[8,9]	Fannie Mae-Aces Series 2017-M14	2.958%	11/25/27	326	300

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8,9]	Fannie Mae-Aces Series 2017-M15	3.205%	11/25/27	980	908
[8,9]	Fannie Mae-Aces Series 2018-M1	3.086%	12/25/27	402	372
[8,9]	Fannie Mae-Aces Series 2018-M2	3.003%	1/25/28	1,304	1,198
[8,9]	Fannie Mae-Aces Series 2018-M3	3.171%	2/25/30	270	241
[8,9]	Fannie Mae-Aces Series 2018-M4	3.166%	3/25/28	549	507
[8,9]	Fannie Mae-Aces Series 2018-M7	3.130%	3/25/28	366	337
[8,9]	Fannie Mae-Aces Series 2018-M10	3.469%	7/25/28	200	185
[8,9]	Fannie Mae-Aces Series 2018-M12	3.758%	8/25/30	850	771
[8,9]	Fannie Mae-Aces Series 2018-M13	3.866%	9/25/30	647	595
[8,9]	Fannie Mae-Aces Series 2018-M14	3.701%	8/25/28	668	626
[8,9]	Fannie Mae-Aces Series 2019-M1	3.665%	9/25/28	655	613
[8,9]	Fannie Mae-Aces Series 2019-M2	3.745%	11/25/28	794	746
[8,9]	Fannie Mae-Aces Series 2019-M4	3.610%	2/25/31	865	778
[8,9]	Fannie Mae-Aces Series 2019-M5	3.273%	2/25/29	757	695
[8,9]	Fannie Mae-Aces Series 2019-M7	3.143%	4/25/29	807	728
[8,9]	Fannie Mae-Aces Series 2019-M9	2.937%	6/25/29	1,555	1,404
[8,9]	Fannie Mae-Aces Series 2019-M12	2.885%	6/25/29	2,678	2,399
[8,9]	Fannie Mae-Aces Series 2019-M18	2.469%	8/25/29	964	837
[8,9]	Fannie Mae-Aces Series 2019-M18	2.577%	9/25/31	2,100	1,752
[8,9]	Fannie Mae-Aces Series 2019-M21	2.350%	2/25/31	123	105
[8,9]	Fannie Mae-Aces Series 2019-M22	2.522%	8/25/29	1,318	1,149
[8,9]	Fannie Mae-Aces Series 2019-M25	2.330%	11/25/29	200	171
[8,9]	Fannie Mae-Aces Series 2020-M1	2.444%	10/25/29	815	699
[8,9]	Fannie Mae-Aces Series 2020-M5	2.210%	1/25/30	464	394
[8,9]	Fannie Mae-Aces Series 2020-M14	1.784%	5/25/30	293	239
[8,9]	Fannie Mae-Aces Series 2020-M29	1.492%	5/25/30	350	277
[8,9]	Fannie Mae-Aces Series 2020-M42	1.270%	7/25/30	1,150	888
[8,9]	Fannie Mae-Aces Series 2020-M46	1.323%	5/25/30	900	714
[8,9]	Fannie Mae-Aces Series 2020-M52	1.360%	10/25/30	975	752
[8,9]	Fannie Mae-Aces Series 2021-M1	1.436%	11/25/30	725	556
[8,9]	Fannie Mae-Aces Series 2021-M1G	1.517%	11/25/30	225	175
[8,9]	Fannie Mae-Aces Series 2021-M3G	1.287%	1/25/31	1,050	802
[8,9]	Fannie Mae-Aces Series 2021-M4	1.513%	2/25/31	4,275	3,332
[8,9]	Fannie Mae-Aces Series 2021-M11	1.507%	3/25/31	1,900	1,445
[8,9]	Fannie Mae-Aces Series 2021-M13	1.656%	4/25/31	215	168
[8,9]	Fannie Mae-Aces Series 2021-M13	1.680%	3/25/33	200	148
[8,9]	Fannie Mae-Aces Series 2021-M19	1.797%	10/25/31	1,250	978
[8,9]	Fannie Mae-Aces Series 2022-M1	1.725%	10/25/31	1,500	1,146
[8,9]	Fannie Mae-Aces Series 2022-M1G	1.583%	9/25/31	325	250
[8,9]	Fannie Mae-Aces Series 2022-M3	1.764%	11/25/31	450	343
[8,9]	Fannie Mae-Aces Series 2022-M4	2.290%	5/25/30	750	631
[8,9]	Fannie Mae-Aces Series 2022-M8	2.001%	12/25/31	725	569
[8,9]	Fannie Mae-Aces Series 2022-M10	2.003%	1/25/32	1,100	858
[8,9]	Fannie Mae-Aces Series 2023-M1S	4.656%	4/25/33	640	604
[8,9]	Fannie Mae-Aces Series 2023-M6	4.190%	7/25/28	640	612
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K036	3.527%	10/25/23	132	132
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K037	3.490%	1/25/24	40	40
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K038	3.389%	3/25/24	1,249	1,236
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K039	3.303%	7/25/24	849	834
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K040	2.768%	4/25/24	38	38
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K040	3.241%	9/25/24	1,025	1,002
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K041	3.171%	10/25/24	996	971

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K042	2.267%	6/25/24	24	23
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K042	2.670%	12/25/24	2,375	2,296
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K043	2.532%	10/25/23	3	3
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K043	3.062%	12/25/24	600	582
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K045	3.023%	1/25/25	606	586
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K046	3.205%	3/25/25	650	628
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K047	2.827%	12/25/24	21	21
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K047	3.329%	5/25/25	525	507
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K048	3.284%	6/25/25	1,025	989
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K049	3.010%	7/25/25	450	431
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K050	3.334%	8/25/25	750	722
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K052	3.151%	11/25/25	450	430
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K053	2.995%	12/25/25	275	262
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K054	2.745%	1/25/26	700	662
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K055	2.673%	3/25/26	1,000	940
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K056	2.525%	5/25/26	575	537
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K057	2.570%	7/25/26	1,025	956
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K058	2.653%	8/25/26	500	466
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K059	3.120%	9/25/26	800	754
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K060	3.300%	10/25/26	1,000	945
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K061	3.347%	11/25/26	2,000	1,895
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K062	3.413%	12/25/26	2,400	2,272
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K063	3.430%	1/25/27	1,775	1,680
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K064	3.224%	3/25/27	1,300	1,220
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K065	3.243%	4/25/27	915	857
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K066	3.117%	6/25/27	600	559
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K067	3.194%	7/25/27	875	815
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K068	3.244%	8/25/27	500	466
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K069	3.187%	9/25/27	875	813
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K070	3.303%	11/25/27	275	256

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K071	3.286%	11/25/27	960	893
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K072	3.444%	12/25/27	450	421
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K073	3.350%	1/25/28	500	465
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K074	3.600%	1/25/28	1,000	940
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K075	3.650%	2/25/28	675	635
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K076	3.900%	4/25/28	2,575	2,445
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K078	3.854%	6/25/28	500	473
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K079	3.926%	6/25/28	1,000	949
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K080	3.736%	4/25/28	242	233
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K080	3.926%	7/25/28	800	759
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K081	3.900%	8/25/28	1,200	1,136
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K082	3.920%	9/25/28	550	521
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K083	4.050%	9/25/28	3,425	3,260
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K084	3.780%	10/25/28	2,400	2,257
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K085	4.060%	10/25/28	1,025	976
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K087	3.591%	10/25/27	79	76
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K087	3.771%	12/25/28	800	751
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K088	3.690%	1/25/29	1,175	1,097
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K089	3.563%	1/25/29	475	441
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K090	3.422%	2/25/29	900	828
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K091	3.505%	3/25/29	300	277
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K092	3.298%	4/25/29	975	890
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K093	2.982%	5/25/29	1,650	1,481
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K094	2.903%	6/25/29	1,150	1,024
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K095	2.785%	6/25/29	1,150	1,018
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K096	2.519%	7/25/29	1,000	870
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K098	2.425%	8/25/29	1,850	1,598
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K099	2.595%	9/25/29	850	740
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K101	2.524%	10/25/29	1,500	1,296
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K102	2.537%	10/25/29	1,400	1,211

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K103	2.651%	11/25/29	1,100	956
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K104	2.253%	1/25/30	1,835	1,553
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K105	1.872%	1/25/30	990	816
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K108	1.517%	3/25/30	600	482
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K109	1.558%	4/25/30	1,000	802
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K110	1.477%	4/25/30	225	180
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K111	1.350%	5/25/30	550	433
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K113	1.341%	6/25/30	500	393
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K114	1.366%	6/25/30	700	549
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K116	1.378%	7/25/30	1,250	979
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K117	1.406%	8/25/30	1,200	938
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K118	1.493%	9/25/30	1,600	1,256
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K120	1.500%	10/25/30	1,100	860
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K121	0.995%	8/25/30	116	97
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K121	1.547%	10/25/30	700	549
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K122	0.863%	5/25/30	47	40
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K122	1.521%	11/25/30	700	547
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K123	1.621%	12/25/30	2,150	1,691
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K124	1.658%	12/25/30	1,225	964
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K125	1.846%	1/25/31	875	697
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K126	2.074%	1/25/31	1,075	871
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K127	2.108%	1/25/31	600	487
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K128	2.020%	3/25/31	1,115	898
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K129	1.342%	9/25/30	222	183
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K129	1.914%	5/25/31	1,800	1,433
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K130	1.723%	6/25/31	700	547
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K131	1.853%	7/25/31	5,750	4,528
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K132	2.023%	8/25/31	500	396
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K133	2.096%	9/25/31	900	717
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K134	1.714%	7/25/31	98	82

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K134	2.243%	10/25/31	850	684
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K135	2.154%	10/25/31	550	439
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K138	2.476%	1/25/32	725	591
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K140	2.250%	1/25/32	550	440
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K143	2.350%	3/25/32	2,050	1,646
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K143	2.711%	4/25/55	99	88
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K148	3.500%	7/25/32	500	438
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K152	3.080%	1/25/31	400	350
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K153	3.294%	3/25/29	1,600	1,456
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K153	3.117%	10/25/31	900	778
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K154	3.424%	4/25/32	250	228
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K154	3.459%	11/25/32	400	349
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K155	3.750%	11/25/32	400	367
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K155	3.750%	4/25/33	850	757
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K156	4.430%	2/25/33	400	375
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K157	3.990%	5/25/33	275	256
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K157	4.200%	5/25/33	850	782
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K157	3.990%	8/25/33	375	338
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K158	3.900%	12/25/30	300	277
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K159	3.950%	11/25/30	300	278
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K159	4.500%	7/25/33	600	565
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K505	4.819%	6/25/28	640	624
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K506	4.650%	8/25/28	480	468
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates REMIC Series K507	4.800%	9/25/28	450	442
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K724	3.062%	11/25/23	527	524
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K725	3.002%	1/25/24	1,033	1,023
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K726	2.905%	4/25/24	545	538
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K727	2.946%	7/25/24	1,271	1,246
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K728	3.064%	8/25/24	1,130	1,104
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K729	3.136%	10/25/24	2,000	1,950

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K730	3.590%	1/25/25	1,145	1,117
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K731	3.600%	2/25/25	870	848
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K732	3.700%	5/25/25	971	944
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K734	3.208%	2/25/26	1,565	1,494
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K735	2.862%	5/25/26	1,967	1,853
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K737	2.525%	10/25/26	1,700	1,573
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K739	1.336%	9/25/27	1,850	1,610
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K741	1.603%	12/25/27	1,725	1,494
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K742	1.760%	3/25/28	850	737
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K743	1.770%	5/25/28	550	474
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K744	1.712%	7/25/28	417	358
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K745	1.657%	8/25/28	1,100	935
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K746	2.031%	9/25/28	725	627
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K747	2.050%	11/25/28	650	560
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K749	2.120%	4/25/29	125	107
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K751	4.412%	3/25/30	650	621
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K752	4.284%	7/25/30	640	605
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1510	3.718%	1/25/31	300	273
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1510	3.794%	1/25/34	2,135	1,890
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1511	3.470%	3/25/31	375	336
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1511	3.542%	3/25/34	950	821
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1513	2.797%	8/25/34	2,295	1,808
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1514	2.859%	10/25/34	950	758
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1515	1.940%	2/25/35	625	449
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1516	1.721%	5/25/35	875	585
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1517	1.716%	7/25/35	1,250	866

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1518	1.860%	10/25/35	375	259
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1519	2.013%	12/25/35	1,065	760
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1520	2.007%	7/25/35	247	195
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1520	2.438%	2/25/36	875	635
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1521	2.184%	8/25/36	700	486
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1522	2.361%	10/25/36	675	484
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series KC02	3.370%	7/25/25	699	675
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series KW01	2.853%	1/25/26	800	762
[8]	Fifth Third Auto Trust Series 2023-1	5.530%	8/15/28	460	458
[8]	Fifth Third Auto Trust Series 2023-1	5.520%	2/17/31	100	100
[8]	First National Master Note Trust Series 2023-2	5.770%	9/17/29	250	250
[8]	Ford Credit Auto Lease Trust Series 2021-B	0.370%	10/15/24	22	22
[8]	Ford Credit Auto Lease Trust Series 2022-A	3.370%	7/15/25	50	49
[8]	Ford Credit Auto Lease Trust Series 2022-A	3.810%	8/15/25	100	98
[8]	Ford Credit Auto Lease Trust Series 2023-A	4.940%	3/15/26	300	297
[8]	Ford Credit Auto Lease Trust Series 2023-A	4.830%	5/15/26	75	74
[8]	Ford Credit Auto Lease Trust Series 2023-B	5.910%	10/15/26	350	350
[8]	Ford Credit Auto Lease Trust Series 2023-B	5.870%	1/15/27	100	100
[8]	Ford Credit Auto Lease Trust Series 2023-B	6.200%	2/15/27	100	100
[8]	Ford Credit Auto Owner Trust Series 2020-B	0.790%	11/15/25	102	101
[8]	Ford Credit Auto Owner Trust Series 2020-C	0.410%	7/15/25	78	76
[8]	Ford Credit Auto Owner Trust Series 2020-C	0.510%	8/15/26	125	119
[8]	Ford Credit Auto Owner Trust Series 2021-A	0.300%	8/15/25	228	223
[8]	Ford Credit Auto Owner Trust Series 2021-A	0.490%	9/15/26	235	221
[8]	Ford Credit Auto Owner Trust Series 2022-A	1.290%	6/15/26	204	197
[8]	Ford Credit Auto Owner Trust Series 2022-A	1.560%	5/15/27	50	46
[8]	Ford Credit Auto Owner Trust Series 2022-B	3.740%	9/15/26	300	294
[8]	Ford Credit Auto Owner Trust Series 2022-B	3.930%	8/15/27	100	96

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Ford Credit Auto Owner Trust Series 2022-C	4.480%	12/15/26	475	468
[8]	Ford Credit Auto Owner Trust Series 2022-C	4.590%	12/15/27	325	318
[8]	Ford Credit Auto Owner Trust Series 2023-A	4.650%	2/15/28	175	172
[8]	Ford Credit Auto Owner Trust Series 2023-A	4.560%	12/15/28	75	73
[8]	Ford Credit Auto Owner Trust Series 2023-B	5.230%	5/15/28	250	248
[8]	Ford Credit Auto Owner Trust Series 2023-B	5.060%	2/15/29	50	49
[8]	Ford Credit Floorplan Master Owner Trust A Series 2018-4	4.060%	11/15/30	700	650
[8]	Ford Credit Floorplan Master Owner Trust A Series 2019-2	3.060%	4/15/26	775	763
[8]	Ford Credit Floorplan Master Owner Trust A Series 2019-4	2.440%	9/15/26	765	740
[8]	Ford Credit Floorplan Master Owner Trust A Series 2020-2	1.060%	9/15/27	675	615
[8]	GM Financial Automobile Leasing Trust Series 2021-2	0.410%	5/20/25	17	17
[8]	GM Financial Automobile Leasing Trust Series 2021-3	0.390%	10/21/24	180	179
[8]	GM Financial Automobile Leasing Trust Series 2021-3	0.500%	7/21/25	100	98
[8]	GM Financial Automobile Leasing Trust Series 2022-1	1.900%	3/20/25	680	672
[8]	GM Financial Automobile Leasing Trust Series 2022-1	1.960%	2/20/26	200	195
[8]	GM Financial Automobile Leasing Trust Series 2022-2	3.420%	6/20/25	375	371
[8]	GM Financial Automobile Leasing Trust Series 2022-2	3.540%	5/20/26	125	122
[8]	GM Financial Automobile Leasing Trust Series 2022-2	4.020%	5/20/26	50	49
[8]	GM Financial Automobile Leasing Trust Series 2022-3	4.010%	9/22/25	375	370
[8]	GM Financial Automobile Leasing Trust Series 2022-3	4.110%	8/20/26	150	147
[8]	GM Financial Automobile Leasing Trust Series 2023-1	5.160%	4/20/26	150	149
[8]	GM Financial Automobile Leasing Trust Series 2023-1	5.160%	1/20/27	175	173
[8]	GM Financial Automobile Leasing Trust Series 2023-1	5.510%	1/20/27	75	74
[8]	GM Financial Automobile Leasing Trust Series 2023-2	5.050%	7/20/26	200	198
[8]	GM Financial Automobile Leasing Trust Series 2023-2	5.090%	5/20/27	25	25
[8]	GM Financial Automobile Leasing Trust Series 2023-2	5.540%	5/20/27	75	74
[8]	GM Financial Automobile Leasing Trust Series 2023-3	5.380%	11/20/26	100	99
[8]	GM Financial Automobile Leasing Trust Series 2023-3	5.880%	8/20/27	75	75
[8]	GM Financial Consumer Automobile Receivables Trust Series 2020-1	1.900%	3/17/25	62	62
[8]	GM Financial Consumer Automobile Receivables Trust Series 2020-3	0.450%	4/16/25	17	17

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	GM Financial Consumer Automobile Receivables Trust Series 2020-4	0.380%	8/18/25	102	100
[8]	GM Financial Consumer Automobile Receivables Trust Series 2020-4	0.500%	2/17/26	65	62
[8]	GM Financial Consumer Automobile Receivables Trust Series 2021-1	0.350%	10/16/25	109	107
[8]	GM Financial Consumer Automobile Receivables Trust Series 2021-1	0.540%	5/17/27	1,390	1,311
[8]	GM Financial Consumer Automobile Receivables Trust Series 2021-2	0.510%	4/16/26	125	121
[8]	GM Financial Consumer Automobile Receivables Trust Series 2021-2	0.820%	10/16/26	75	70
[8]	GM Financial Consumer Automobile Receivables Trust Series 2021-3	0.480%	6/16/26	291	281
[8]	GM Financial Consumer Automobile Receivables Trust Series 2021-3	0.730%	8/16/27	225	206
[8]	GM Financial Consumer Automobile Receivables Trust Series 2021-4	0.680%	9/16/26	237	228
[8]	GM Financial Consumer Automobile Receivables Trust Series 2021-4	0.990%	10/18/27	100	91
[8]	GM Financial Consumer Automobile Receivables Trust Series 2022-1	1.260%	11/16/26	198	191
[8]	GM Financial Consumer Automobile Receivables Trust Series 2022-1	1.510%	4/17/28	75	68
[8]	GM Financial Consumer Automobile Receivables Trust Series 2022-2	3.100%	2/16/27	275	267
[8]	GM Financial Consumer Automobile Receivables Trust Series 2022-2	3.250%	4/17/28	50	47
[8]	GM Financial Consumer Automobile Receivables Trust Series 2022-3	3.640%	4/16/27	150	146
[8]	GM Financial Consumer Automobile Receivables Trust Series 2022-3	3.710%	12/16/27	100	96
[8]	GM Financial Consumer Automobile Receivables Trust Series 2022-4	4.820%	8/16/27	575	567
[8]	GM Financial Consumer Automobile Receivables Trust Series 2022-4	4.880%	8/16/28	100	99
[8]	GM Financial Consumer Automobile Receivables Trust Series 2023-1	4.660%	2/16/28	200	196
[8]	GM Financial Consumer Automobile Receivables Trust Series 2023-1	4.590%	7/17/28	50	49
[8]	GM Financial Consumer Automobile Receivables Trust Series 2023-2	4.470%	2/16/28	300	293
[8]	GM Financial Consumer Automobile Receivables Trust Series 2023-2	4.430%	10/16/28	275	266
[8]	GM Financial Consumer Automobile Receivables Trust Series 2023-3	5.450%	6/16/28	139	139
[8]	GM Financial Consumer Automobile Receivables Trust Series 2023-3	5.340%	12/18/28	81	81
[8]	GS Mortgage Securities Trust Series 2014-GC18	4.074%	1/10/47	1,025	1,018
[8]	GS Mortgage Securities Trust Series 2014-GC18	4.383%	1/10/47	275	261
[8]	GS Mortgage Securities Trust Series 2014-GC22	3.862%	6/10/47	150	146
[8]	GS Mortgage Securities Trust Series 2014-GC24	3.931%	9/10/47	475	463
[8]	GS Mortgage Securities Trust Series 2014-GC24	4.636%	9/10/47	125	115
[8]	GS Mortgage Securities Trust Series 2014-GC26	3.365%	11/10/47	49	48

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	GS Mortgage Securities Trust Series 2014-GC26	3.629%	11/10/47	800	770
[8]	GS Mortgage Securities Trust Series 2014-GC26	3.964%	11/10/47	125	117
[8]	GS Mortgage Securities Trust Series 2014-GC26	4.215%	11/10/47	125	106
[8]	GS Mortgage Securities Trust Series 2015-GC28	3.396%	2/10/48	500	485
[8]	GS Mortgage Securities Trust Series 2015-GC30	3.382%	5/10/50	450	427
[8]	GS Mortgage Securities Trust Series 2015-GC32	3.513%	7/10/48	150	145
[8]	GS Mortgage Securities Trust Series 2015-GC32	3.764%	7/10/48	175	167
[8]	GS Mortgage Securities Trust Series 2015-GC34	3.278%	10/10/48	162	157
[8]	GS Mortgage Securities Trust Series 2015-GC34	3.506%	10/10/48	400	377
[8]	GS Mortgage Securities Trust Series 2016-GS2	3.050%	5/10/49	300	277
[8]	GS Mortgage Securities Trust Series 2016-GS3	2.850%	10/10/49	775	703
[8]	GS Mortgage Securities Trust Series 2016-GS4	3.442%	11/10/49	275	253
[8]	GS Mortgage Securities Trust Series 2016-GS4	3.645%	11/10/49	200	181
[8]	GS Mortgage Securities Trust Series 2017-GS5	3.674%	3/10/50	625	563
[8]	GS Mortgage Securities Trust Series 2017-GS5	3.826%	3/10/50	250	206
[8]	GS Mortgage Securities Trust Series 2017-GS6	3.433%	5/10/50	700	618
[8]	GS Mortgage Securities Trust Series 2017-GS6	3.638%	5/10/50	100	83
[8]	GS Mortgage Securities Trust Series 2017-GS6	4.322%	5/10/50	30	22
[8]	GS Mortgage Securities Trust Series 2017-GS7	3.430%	8/10/50	983	841
[8]	GS Mortgage Securities Trust Series 2017-GS7	3.663%	8/10/50	262	215
[8]	GS Mortgage Securities Trust Series 2017-GS8	3.205%	11/10/50	200	181
[8]	GS Mortgage Securities Trust Series 2019-GC39	3.567%	5/10/52	400	342
[8]	GS Mortgage Securities Trust Series 2019-GC40	2.904%	7/10/52	250	214
[8]	GS Mortgage Securities Trust Series 2019-GC40	3.160%	7/10/52	550	473
[8]	GS Mortgage Securities Trust Series 2019-GC42	3.001%	9/10/52	1,125	957
[8]	GS Mortgage Securities Trust Series 2019-GC42	3.212%	9/10/52	275	208
[8]	GS Mortgage Securities Trust Series 2019-GSA1	3.048%	11/10/52	500	427
[8]	GS Mortgage Securities Trust Series 2020-GC45	2.911%	2/13/53	525	440
[8]	GS Mortgage Securities Trust Series 2020-GC45	3.173%	2/13/53	150	121
[8]	GS Mortgage Securities Trust Series 2020-GC47	2.377%	5/12/53	250	201

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	GS Mortgage Securities Trust Series 2020-GSA2	2.012%	12/12/53	475	360
[8]	GS Mortgage Securities Trust Series 2020-GSA2	2.224%	12/12/53	75	53
[8]	Harley-Davidson Motorcycle Trust Series 2021-B	0.560%	11/16/26	364	355
[8]	Harley-Davidson Motorcycle Trust Series 2021-B	0.820%	5/15/29	125	115
[8]	Harley-Davidson Motorcycle Trust Series 2022-A	3.060%	2/15/27	100	98
[8]	Harley-Davidson Motorcycle Trust Series 2022-A	3.260%	1/15/30	75	72
[8]	Harley-Davidson Motorcycle Trust Series 2023-A	5.050%	12/15/27	275	271
[8]	Harley-Davidson Motorcycle Trust Series 2023-A	4.970%	6/17/30	275	271
[8]	Harley-Davidson Motorcycle Trust Series 2023-B	5.690%	8/15/28	400	400
[8]	Harley-Davidson Motorcycle Trust Series 2023-B	5.780%	4/15/31	150	150
[8]	Honda Auto Receivables Owner Trust Series 2020-3	0.460%	4/19/27	75	74
[8]	Honda Auto Receivables Owner Trust Series 2021-1	0.270%	4/21/25	118	116
[8]	Honda Auto Receivables Owner Trust Series 2021-1	0.420%	1/21/28	185	177
[8]	Honda Auto Receivables Owner Trust Series 2021-2	0.330%	8/15/25	257	251
[8]	Honda Auto Receivables Owner Trust Series 2021-3	0.410%	11/18/25	200	194
[8]	Honda Auto Receivables Owner Trust Series 2021-3	0.600%	12/20/27	75	70
[8]	Honda Auto Receivables Owner Trust Series 2021-4	0.880%	1/21/26	343	330
[8]	Honda Auto Receivables Owner Trust Series 2021-4	1.140%	6/21/28	100	93
[8]	Honda Auto Receivables Owner Trust Series 2022-1	1.880%	5/15/26	200	192
[8]	Honda Auto Receivables Owner Trust Series 2022-1	2.040%	12/15/28	75	70
[8]	Honda Auto Receivables Owner Trust Series 2022-2	3.730%	7/20/26	200	195
[8]	Honda Auto Receivables Owner Trust Series 2022-2	3.760%	12/18/28	75	72
[8]	Honda Auto Receivables Owner Trust Series 2023-1	5.040%	4/21/27	175	173
[8]	Honda Auto Receivables Owner Trust Series 2023-1	4.970%	6/21/29	75	74
[8]	Honda Auto Receivables Owner Trust Series 2023-2	4.930%	11/15/27	175	173
[8]	Honda Auto Receivables Owner Trust Series 2023-2	4.910%	9/17/29	50	49
[8]	Honda Auto Receivables Owner Trust Series 2023-3	5.410%	2/18/28	500	498
[8]	Honda Auto Receivables Owner Trust Series 2023-3	5.300%	12/18/29	60	60
[8]	Hyundai Auto Receivables Trust Series 2020-A	1.410%	11/15/24	1	1
[8]	Hyundai Auto Receivables Trust Series 2020-B	0.620%	12/15/25	66	65

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Hyundai Auto Receivables Trust Series 2020-C	0.380%	5/15/25	44	44
[8]	Hyundai Auto Receivables Trust Series 2020-C	0.490%	11/16/26	50	48
[8]	Hyundai Auto Receivables Trust Series 2021-A	0.380%	9/15/25	65	64
[8]	Hyundai Auto Receivables Trust Series 2021-A	0.620%	5/17/27	75	71
[8]	Hyundai Auto Receivables Trust Series 2021-C	0.740%	5/15/26	193	186
[8]	Hyundai Auto Receivables Trust Series 2021-C	1.030%	12/15/27	100	92
[8]	Hyundai Auto Receivables Trust Series 2023-A	4.580%	4/15/27	350	344
[8]	Hyundai Auto Receivables Trust Series 2023-A	4.480%	7/17/28	100	98
[8]	Hyundai Auto Receivables Trust Series 2023-B	5.480%	4/17/28	196	196
[8]	Hyundai Auto Receivables Trust Series 2023-B	5.310%	8/15/29	57	57
[8]	John Deere Owner Trust Series 2021-B	0.520%	3/16/26	295	285
[8]	John Deere Owner Trust Series 2022-C	5.090%	6/15/27	750	741
[8]	John Deere Owner Trust Series 2022-C	5.200%	9/17/29	175	174
[8]	John Deere Owner Trust Series 2023-A	5.010%	11/15/27	225	223
[8]	John Deere Owner Trust Series 2023-A	5.010%	12/17/29	75	74
[8]	John Deere Owner Trust Series 2023-B	5.180%	3/15/28	250	248
[8]	John Deere Owner Trust Series 2023-B	5.110%	5/15/30	75	74
[8]	John Deere Owner Trust Series 2023-C	5.480%	5/15/28	560	559
[8]	John Deere Owner Trust Series 2023-C	5.390%	8/15/30	80	80
[8]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16	4.166%	12/15/46	13	13
[8]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16	4.517%	12/15/46	150	149
[8]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16	5.035%	12/15/46	150	143
[8]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-LC11	3.499%	4/15/46	175	154
[8]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-C20	3.805%	7/15/47	250	244
[8]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-JP1	3.914%	1/15/49	325	306
[8]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP3	2.870%	8/15/49	975	879
[8]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP4	3.648%	12/15/49	400	369
[8]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP4	3.870%	12/15/49	325	289
[8]	JPMBB Commercial Mortgage Securities Trust Series 2013-C15	4.420%	11/15/45	53	53
[8]	JPMBB Commercial Mortgage Securities Trust Series 2013-C17	4.199%	1/15/47	357	350

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	JPMBB Commercial Mortgage Securities Trust Series 2013-C17	4.458%	1/15/47	125	120
[8]	JPMBB Commercial Mortgage Securities Trust Series 2013-C17	5.032%	1/15/47	188	169
[8]	JPMBB Commercial Mortgage Securities Trust Series 2014-C18	4.079%	2/15/47	774	766
[8]	JPMBB Commercial Mortgage Securities Trust Series 2014-C18	4.439%	2/15/47	93	91
[8]	JPMBB Commercial Mortgage Securities Trust Series 2014-C18	4.893%	2/15/47	113	101
[8]	JPMBB Commercial Mortgage Securities Trust Series 2014-C19	3.997%	4/15/47	171	169
[8]	JPMBB Commercial Mortgage Securities Trust Series 2014-C19	4.243%	4/15/47	175	171
[8]	JPMBB Commercial Mortgage Securities Trust Series 2014-C21	3.428%	8/15/47	14	14
[8]	JPMBB Commercial Mortgage Securities Trust Series 2014-C21	3.775%	8/15/47	100	98
[8]	JPMBB Commercial Mortgage Securities Trust Series 2014-C21	3.997%	8/15/47	75	73
[8]	JPMBB Commercial Mortgage Securities Trust Series 2014-C22	3.801%	9/15/47	650	632
[8]	JPMBB Commercial Mortgage Securities Trust Series 2014-C22	4.110%	9/15/47	175	164
[8]	JPMBB Commercial Mortgage Securities Trust Series 2014-C23	3.934%	9/15/47	319	310
[8]	JPMBB Commercial Mortgage Securities Trust Series 2014-C23	4.202%	9/15/47	188	182
[8]	JPMBB Commercial Mortgage Securities Trust Series 2014-C24	3.639%	11/15/47	150	144
[8]	JPMBB Commercial Mortgage Securities Trust Series 2014-C24	3.914%	11/15/47	300	288
[8]	JPMBB Commercial Mortgage Securities Trust Series 2014-C25	3.672%	11/15/47	750	723
[8]	JPMBB Commercial Mortgage Securities Trust Series 2014-C25	4.065%	11/15/47	200	185
[8]	JPMBB Commercial Mortgage Securities Trust Series 2014-C26	3.494%	1/15/48	360	346
[8]	JPMBB Commercial Mortgage Securities Trust Series 2014-C26	3.800%	1/15/48	200	189
[8]	JPMBB Commercial Mortgage Securities Trust Series 2014-C26	3.951%	1/15/48	200	179
[8]	JPMBB Commercial Mortgage Securities Trust Series 2015-C27	3.017%	2/15/48	113	110
[8]	JPMBB Commercial Mortgage Securities Trust Series 2015-C27	3.179%	2/15/48	218	206
[8]	JPMBB Commercial Mortgage Securities Trust Series 2015-C28	3.227%	10/15/48	500	474
[8]	JPMBB Commercial Mortgage Securities Trust Series 2015-C28	3.532%	10/15/48	100	94
[8]	JPMBB Commercial Mortgage Securities Trust Series 2015-C29	3.304%	5/15/48	59	57
[8]	JPMBB Commercial Mortgage Securities Trust Series 2015-C29	3.611%	5/15/48	350	332
[8]	JPMBB Commercial Mortgage Securities Trust Series 2015-C30	3.559%	7/15/48	117	114
[8]	JPMBB Commercial Mortgage Securities Trust Series 2015-C30	3.822%	7/15/48	425	397
[8]	JPMBB Commercial Mortgage Securities Trust Series 2015-C30	4.226%	7/15/48	200	175

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	JPMBB Commercial Mortgage Securities Trust Series 2015-C31	3.540%	8/15/48	75	73
[8]	JPMBB Commercial Mortgage Securities Trust Series 2015-C31	3.801%	8/15/48	382	362
[8]	JPMBB Commercial Mortgage Securities Trust Series 2015-C32	3.358%	11/15/48	152	147
[8]	JPMBB Commercial Mortgage Securities Trust Series 2015-C32	3.598%	11/15/48	425	397
[8]	JPMBB Commercial Mortgage Securities Trust Series 2015-C33	3.770%	12/15/48	300	284
[8]	JPMBB Commercial Mortgage Securities Trust Series 2016-C1	3.316%	3/17/49	141	137
[8]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP5	3.723%	3/15/50	1,250	1,143
[8]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP6	3.490%	7/15/50	250	224
[8]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP6	3.744%	7/15/50	400	335
[8]	JPMCC Commercial Mortgage Securities Trust Series 2019-COR4	4.029%	3/10/52	1,400	1,248
[8]	JPMCC Commercial Mortgage Securities Trust Series 2019-COR5	3.386%	6/13/52	850	728
[8]	JPMCC Commercial Mortgage Securities Trust Series 2019-COR5	3.669%	6/13/52	75	60
[8]	JPMDB Commercial Mortgage Securities Trust Series 2016-C2	3.144%	6/15/49	300	272
[8]	JPMDB Commercial Mortgage Securities Trust Series 2016-C2	3.484%	6/15/49	150	132
[8]	JPMDB Commercial Mortgage Securities Trust Series 2016-C4	3.141%	12/15/49	100	90
[8]	JPMDB Commercial Mortgage Securities Trust Series 2017-C5	3.694%	3/15/50	2,000	1,832
[8]	JPMDB Commercial Mortgage Securities Trust Series 2017-C5	3.858%	3/15/50	425	367
[8]	JPMDB Commercial Mortgage Securities Trust Series 2017-C7	3.409%	10/15/50	275	248
[8]	JPMDB Commercial Mortgage Securities Trust Series 2017-C7	3.713%	10/15/50	175	151
[8]	JPMDB Commercial Mortgage Securities Trust Series 2018-C8	4.211%	6/15/51	1,000	913
[8]	JPMDB Commercial Mortgage Securities Trust Series 2018-C8	4.421%	6/15/51	125	110
[8]	JPMDB Commercial Mortgage Securities Trust Series 2019-COR6	3.057%	11/13/52	1,250	992
[8]	JPMDB Commercial Mortgage Securities Trust Series 2020-COR7	2.180%	5/13/53	250	190
[8]	Mercedes-Benz Auto Lease Trust Series 2021-B	0.400%	11/15/24	88	87
[8]	Mercedes-Benz Auto Lease Trust Series 2021-B	0.510%	3/15/27	100	98
[8]	Mercedes-Benz Auto Lease Trust Series 2023-A	4.740%	1/15/27	400	393
[8]	Mercedes-Benz Auto Lease Trust Series 2023-A	4.710%	2/15/29	200	195
[8]	Mercedes-Benz Auto Receivables Trust Series 2020-1	0.770%	10/15/26	30	29
[8]	Mercedes-Benz Auto Receivables Trust Series 2021-1	0.460%	6/15/26	226	218
[8]	Mercedes-Benz Auto Receivables Trust Series 2021-1	0.730%	12/15/27	50	46

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Mercedes-Benz Auto Receivables Trust Series 2023-1	4.510%	11/15/27	325	319
[8]	Mercedes-Benz Auto Receivables Trust Series 2023-1	4.310%	4/16/29	50	48
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C11	4.020%	8/15/46	53	53
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C13	4.039%	11/15/46	172	171
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C13	4.854%	11/15/46	150	138
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14	4.064%	2/15/47	253	252
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14	5.032%	2/15/47	150	145
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C16	3.477%	6/15/47	7	7
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C16	3.892%	6/15/47	325	320
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C16	4.438%	6/15/47	125	113
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C18	3.923%	10/15/47	100	97
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C18	4.576%	10/15/47	125	117
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C19	3.326%	12/15/47	44	43
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C19	3.526%	12/15/47	275	265
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20	3.069%	2/15/48	38	38
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20	3.249%	2/15/48	725	695
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C21	3.338%	3/15/48	300	287
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22	3.040%	4/15/48	105	103
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22	3.306%	4/15/48	325	308
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22	3.883%	4/15/48	200	185
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23	3.398%	7/15/50	44	43
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23	3.719%	7/15/50	450	430
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C24	3.732%	5/15/48	275	262
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25	3.383%	10/15/48	161	157
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25	3.635%	10/15/48	350	331
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C26	3.323%	10/15/48	107	104
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C26	3.531%	10/15/48	800	754
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27	3.557%	12/15/47	75	73
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27	3.753%	12/15/47	250	237
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28	3.272%	1/15/49	169	160

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28	3.288%	1/15/49	101	99
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28	3.544%	1/15/49	800	748
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C30	2.860%	9/15/49	800	726
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C31	3.102%	11/15/49	950	860
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32	3.720%	12/15/49	800	738
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32	3.994%	12/15/49	325	309
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C33	3.599%	5/15/50	1,000	919
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C33	3.852%	5/15/50	400	359
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34	3.276%	11/15/52	400	363
[8]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34	3.536%	11/15/52	575	520
[8]	Morgan Stanley Capital I Series 2017-HR2	3.587%	12/15/50	225	203
[8]	Morgan Stanley Capital I Trust Series 2015-UBS8	3.809%	12/15/48	300	281
[8]	Morgan Stanley Capital I Trust Series 2016-BNK2	3.049%	11/15/49	400	362
[8]	Morgan Stanley Capital I Trust Series 2016-BNK2	3.282%	11/15/49	317	266
[8]	Morgan Stanley Capital I Trust Series 2016-UB11	2.782%	8/15/49	800	725
[8]	Morgan Stanley Capital I Trust Series 2016-UB12	3.596%	12/15/49	825	755
[8]	Morgan Stanley Capital I Trust Series 2016-UBS9	3.329%	3/15/49	125	118
[8]	Morgan Stanley Capital I Trust Series 2017-H1	3.530%	6/15/50	550	499
[8]	Morgan Stanley Capital I Trust Series 2019-H6	3.417%	6/15/52	1,050	916
[8]	Morgan Stanley Capital I Trust Series 2019-H6	3.700%	6/15/52	125	105
[8]	Morgan Stanley Capital I Trust Series 2019-H7	3.261%	7/15/52	200	172
[8]	Morgan Stanley Capital I Trust Series 2019-L2	3.806%	3/15/52	250	226
[8]	Morgan Stanley Capital I Trust Series 2019-L2	4.071%	3/15/52	625	560
[8]	Morgan Stanley Capital I Trust Series 2019-L3	3.127%	11/15/52	775	649
[8]	Morgan Stanley Capital I Trust Series 2020-HR8	2.041%	7/15/53	300	234
[8]	Morgan Stanley Capital I Trust Series 2020-L4	2.698%	2/15/53	750	614
[8]	Morgan Stanley Capital I Trust Series 2020-L4	2.880%	2/15/53	115	88
[8]	Morgan Stanley Capital I Trust Series 2021-L6	2.444%	6/15/54	375	289
[8]	Morgan Stanley Capital I Trust Series 2021-L6	2.749%	6/15/54	50	37
[8]	Morgan Stanley Capital I Trust Series 2021-L6	2.951%	6/15/54	25	18

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Morgan Stanley Capital I Trust Series 2021-L7	2.574%	10/15/54	725	564
[8]	Morgan Stanley Capital I Trust Series 2022-L8	3.921%	4/15/55	750	636
[8]	MSWF Commercial Mortgage Trust Series 2023-1	5.752%	5/15/56	325	320
[8]	MSWF Commercial Mortgage Trust Series 2023-1	6.199%	5/15/56	200	191
[8]	Nissan Auto Lease Trust Series 2021-A	0.520%	8/15/24	46	46
[8]	Nissan Auto Lease Trust Series 2021-A	0.650%	7/15/26	100	99
[8]	Nissan Auto Lease Trust Series 2022-A	3.870%	7/15/27	100	98
[8]	Nissan Auto Lease Trust Series 2023-A	4.910%	1/15/26	225	223
[8]	Nissan Auto Lease Trust Series 2023-A	4.800%	7/15/27	75	74
[8]	Nissan Auto Lease Trust Series 2023-B	5.690%	7/15/26	150	149
[8]	Nissan Auto Lease Trust Series 2023-B	5.610%	11/15/27	50	50
[8]	Nissan Auto Receivables Owner Trust Series 2019-C	1.950%	5/15/26	71	71
[8]	Nissan Auto Receivables Owner Trust Series 2020-B	0.710%	2/16/27	33	32
[8]	Nissan Auto Receivables Owner Trust Series 2021-A	0.330%	10/15/25	281	273
[8]	Nissan Auto Receivables Owner Trust Series 2021-A	0.570%	9/15/27	225	207
[8]	Nissan Auto Receivables Owner Trust Series 2022-A	1.860%	8/17/26	250	241
[8]	Nissan Auto Receivables Owner Trust Series 2022-A	2.070%	12/17/29	150	138
[8]	Nissan Auto Receivables Owner Trust Series 2022-B	4.460%	5/17/27	300	295
[8]	Nissan Auto Receivables Owner Trust Series 2022-B	4.450%	11/15/29	100	97
[8]	Nissan Auto Receivables Owner Trust Series 2023-A	4.910%	11/15/27	525	518
[8]	Nissan Auto Receivables Owner Trust Series 2023-A	4.850%	6/17/30	50	49
[8]	PSNH Funding LLC 3 Series 2018-1	3.506%	8/1/28	100	96
[8]	PSNH Funding LLC 3 Series 2018-1	3.814%	2/1/35	225	202
[8]	Santander Drive Auto Receivables Trust Series 2021-1	0.750%	2/17/26	14	14
[8]	Santander Drive Auto Receivables Trust Series 2021-2	1.350%	7/15/27	275	265
[8]	Santander Drive Auto Receivables Trust Series 2021-3	0.950%	9/15/27	118	117
[8]	Santander Drive Auto Receivables Trust Series 2021-3	1.330%	9/15/27	250	235
[8]	Santander Drive Auto Receivables Trust Series 2021-4	0.880%	6/15/26	119	119
[8]	Santander Drive Auto Receivables Trust Series 2021-4	1.260%	2/16/27	225	219
[8]	Santander Drive Auto Receivables Trust Series 2021-4	1.670%	10/15/27	100	93
[8]	Santander Drive Auto Receivables Trust Series 2022-1	2.360%	8/17/26	300	296
[8]	Santander Drive Auto Receivables Trust Series 2022-1	2.560%	4/17/28	150	144
[8]	Santander Drive Auto Receivables Trust Series 2022-2	3.440%	9/15/27	275	267
[8]	Santander Drive Auto Receivables Trust Series 2022-2	3.760%	7/16/29	200	191
[8]	Santander Drive Auto Receivables Trust Series 2022-3	4.130%	8/16/27	200	195

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Santander Drive Auto Receivables Trust Series 2022-5	4.430%	3/15/27	125	122
[8]	Santander Drive Auto Receivables Trust Series 2022-5	4.740%	10/16/28	150	146
[8]	Santander Drive Auto Receivables Trust Series 2022-6	4.960%	11/15/28	100	97
[8]	Santander Drive Auto Receivables Trust Series 2023-1	4.880%	4/15/27	700	693
[8]	Santander Drive Auto Receivables Trust Series 2023-1	4.980%	2/15/28	100	98
[8]	Santander Drive Auto Receivables Trust Series 2023-1	5.090%	5/15/30	100	98
[8]	Santander Drive Auto Receivables Trust Series 2023-2	5.210%	7/15/27	100	99
[8]	Santander Drive Auto Receivables Trust Series 2023-2	5.240%	5/15/28	75	74
[8]	Santander Drive Auto Receivables Trust Series 2023-2	5.470%	12/16/30	75	74
[8]	Santander Drive Auto Receivables Trust Series 2023-3	5.610%	10/15/27	40	40
[8]	Santander Drive Auto Receivables Trust Series 2023-3	5.610%	7/17/28	120	119
[8]	Santander Drive Auto Receivables Trust Series 2023-3	5.770%	11/15/30	80	79
[8]	Santander Drive Auto Receivables Trust Series 2023-4	5.730%	4/17/28	220	220
[8]	Santander Drive Auto Receivables Trust Series 2023-4	5.770%	12/15/28	120	119
[8]	Santander Drive Auto Receivables Trust Series 2023-4	6.040%	12/15/31	300	299
[8]	Synchrony Card Funding LLC Series 2022-A1	3.370%	4/15/28	925	891
[8]	Synchrony Card Funding LLC Series 2023-A1	5.540%	7/15/29	400	399
[8]	Toyota Auto Receivables Owner Trust Series 2020-A	1.680%	5/15/25	107	106
[8]	Toyota Auto Receivables Owner Trust Series 2020-C	0.440%	10/15/24	3	3
[8]	Toyota Auto Receivables Owner Trust Series 2020-D	0.350%	1/15/25	26	25
[8]	Toyota Auto Receivables Owner Trust Series 2020-D	0.470%	1/15/26	50	48
[8]	Toyota Auto Receivables Owner Trust Series 2021-A	0.260%	5/15/25	70	69
[8]	Toyota Auto Receivables Owner Trust Series 2021-A	0.390%	6/15/26	100	94
[8]	Toyota Auto Receivables Owner Trust Series 2021-B	0.260%	11/17/25	786	764
[8]	Toyota Auto Receivables Owner Trust Series 2021-B	0.530%	10/15/26	175	163
[8]	Toyota Auto Receivables Owner Trust Series 2021-C	0.430%	1/15/26	390	377
[8]	Toyota Auto Receivables Owner Trust Series 2021-C	0.720%	1/15/27	125	115
[8]	Toyota Auto Receivables Owner Trust Series 2021-D	0.710%	4/15/26	216	208
[8]	Toyota Auto Receivables Owner Trust Series 2021-D	1.020%	3/15/27	100	91
[8]	Toyota Auto Receivables Owner Trust Series 2022-B	2.930%	9/15/26	350	340

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Toyota Auto Receivables Owner Trust Series 2022-B	3.110%	8/16/27	75	71
[8]	Toyota Auto Receivables Owner Trust Series 2022-C	3.760%	4/15/27	275	267
[8]	Toyota Auto Receivables Owner Trust Series 2022-C	3.770%	2/15/28	75	72
[8]	Toyota Auto Receivables Owner Trust Series 2023-A	4.630%	9/15/27	225	221
[8]	Toyota Auto Receivables Owner Trust Series 2023-A	4.420%	8/15/28	100	97
[8]	Toyota Auto Receivables Owner Trust Series 2023-B	4.710%	2/15/28	250	245
[8]	Toyota Auto Receivables Owner Trust Series 2023-B	4.660%	9/15/28	100	97
[8]	Toyota Auto Receivables Owner Trust Series 2023-C	5.160%	4/17/28	275	273
[8]	Toyota Auto Receivables Owner Trust Series 2023-C	5.010%	2/15/29	75	74
[8]	UBS Commercial Mortgage Trust Series 2017-C1	3.460%	6/15/50	800	724
[8]	UBS Commercial Mortgage Trust Series 2017-C1	3.724%	6/15/50	350	310
[8]	UBS Commercial Mortgage Trust Series 2017-C2	3.487%	8/15/50	600	536
[8]	UBS Commercial Mortgage Trust Series 2017-C2	3.740%	8/15/50	150	129
[8]	UBS Commercial Mortgage Trust Series 2017-C3	3.426%	8/15/50	725	650
[8]	UBS Commercial Mortgage Trust Series 2017-C3	3.739%	8/15/50	300	267
[8]	UBS Commercial Mortgage Trust Series 2017-C4	3.301%	10/15/50	433	396
[8]	UBS Commercial Mortgage Trust Series 2017-C4	3.563%	10/15/50	600	542
[8]	UBS Commercial Mortgage Trust Series 2017-C4	3.836%	10/15/50	262	229
[8]	UBS Commercial Mortgage Trust Series 2017-C5	3.474%	11/15/50	400	353
[8]	UBS Commercial Mortgage Trust Series 2017-C7	3.679%	12/15/50	600	535
[8]	UBS Commercial Mortgage Trust Series 2017-C7	4.061%	12/15/50	325	290
[8]	UBS Commercial Mortgage Trust Series 2018-C8	3.720%	2/15/51	480	440
[8]	UBS Commercial Mortgage Trust Series 2018-C8	3.983%	2/15/51	200	182
[8]	UBS Commercial Mortgage Trust Series 2018-C8	4.215%	2/15/51	325	290
[8]	UBS Commercial Mortgage Trust Series 2018-C9	4.117%	3/15/51	1,200	1,100
[8]	UBS Commercial Mortgage Trust Series 2018-C10	4.313%	5/15/51	800	736
[8]	UBS Commercial Mortgage Trust Series 2018-C11	4.241%	6/15/51	150	137
[8]	UBS Commercial Mortgage Trust Series 2018-C12	4.296%	8/15/51	475	432
[8]	UBS Commercial Mortgage Trust Series 2018-C13	4.208%	10/15/51	5	5
[8]	UBS Commercial Mortgage Trust Series 2018-C13	4.334%	10/15/51	600	550

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	UBS Commercial Mortgage Trust Series 2018-C13	4.585%	10/15/51	100	89
[8]	UBS Commercial Mortgage Trust Series 2018-C14	4.448%	12/15/51	975	886
[8]	UBS Commercial Mortgage Trust Series 2018-C15	4.341%	12/15/51	575	528
[8]	UBS Commercial Mortgage Trust Series 2019-C16	3.605%	4/15/52	400	350
[8]	UBS Commercial Mortgage Trust Series 2019-C16	3.887%	4/15/52	125	107
[8]	UBS Commercial Mortgage Trust Series 2019-C17	2.921%	10/15/52	450	375
[8]	UBS Commercial Mortgage Trust Series 2019-C18	3.035%	12/15/52	275	226
[8]	Verizon Master Trust Series 2021-1	0.500%	5/20/27	2,500	2,416
[8]	Verizon Master Trust Series 2021-2	0.990%	4/20/28	1,550	1,471
[8]	Verizon Master Trust Series 2022-2	1.530%	7/20/28	625	592
[8]	Verizon Master Trust Series 2022-4	3.400%	11/20/28	900	867
[8]	Verizon Master Trust Series 2022-6	3.670%	1/22/29	525	507
[8]	Verizon Master Trust Series 2023-1	4.490%	1/22/29	875	858
[8]	Verizon Master Trust Series 2023-2	4.890%	4/13/28	350	346
[8]	Verizon Master Trust Series 2023-4	5.160%	6/20/29	740	735
[8]	Verizon Master Trust Series 2023-5	5.610%	9/8/28	150	150
[8]	Verizon Owner Trust Series 2020-C	0.410%	4/21/25	80	80
[8]	Volkswagen Auto Lease Trust Series 2023-A	5.810%	10/20/26	500	500
[8]	Volkswagen Auto Lease Trust Series 2023-A	5.800%	4/20/28	200	200
[8]	Volkswagen Auto Loan Enhanced Trust Series 2020-1	0.980%	11/20/24	2	2
[8]	Volkswagen Auto Loan Enhanced Trust Series 2021-1	1.020%	6/22/26	452	437
[8]	Volkswagen Auto Loan Enhanced Trust Series 2021-1	1.260%	10/20/28	100	93
[8]	Volkswagen Auto Loan Enhanced Trust Series 2023-1	5.020%	6/20/28	200	198
[8]	Volkswagen Auto Loan Enhanced Trust Series 2023-1	5.010%	1/22/30	50	49
[8]	Wells Fargo Commercial Mortgage Trust Series 2014-LC16	3.477%	8/15/50	12	12
[8]	Wells Fargo Commercial Mortgage Trust Series 2014-LC16	3.817%	8/15/50	900	880
[8]	Wells Fargo Commercial Mortgage Trust Series 2014-LC16	4.020%	8/15/50	50	48
[8]	Wells Fargo Commercial Mortgage Trust Series 2014-LC18	3.405%	12/15/47	400	384
[8]	Wells Fargo Commercial Mortgage Trust Series 2014-LC18	3.808%	12/15/47	200	188
[8]	Wells Fargo Commercial Mortgage Trust Series 2015-C26	2.991%	2/15/48	100	98
[8]	Wells Fargo Commercial Mortgage Trust Series 2015-C26	3.166%	2/15/48	200	191
[8]	Wells Fargo Commercial Mortgage Trust Series 2015-C26	3.580%	2/15/48	175	164
[8]	Wells Fargo Commercial Mortgage Trust Series 2015-C27	3.190%	2/15/48	575	553
[8]	Wells Fargo Commercial Mortgage Trust Series 2015-C28	3.540%	5/15/48	625	596
[8]	Wells Fargo Commercial Mortgage Trust Series 2015-C28	3.872%	5/15/48	117	111

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Wells Fargo Commercial Mortgage Trust Series 2015-C29	3.400%	6/15/48	77	75
[8]	Wells Fargo Commercial Mortgage Trust Series 2015-C29	3.637%	6/15/48	625	595
[8]	Wells Fargo Commercial Mortgage Trust Series 2015-C30	3.664%	9/15/58	225	214
[8]	Wells Fargo Commercial Mortgage Trust Series 2015-LC20	2.978%	4/15/50	32	31
[8]	Wells Fargo Commercial Mortgage Trust Series 2015-LC20	3.184%	4/15/50	853	814
[8]	Wells Fargo Commercial Mortgage Trust Series 2015-LC20	3.719%	4/15/50	200	183
[8]	Wells Fargo Commercial Mortgage Trust Series 2015-LC22	3.571%	9/15/58	65	63
[8]	Wells Fargo Commercial Mortgage Trust Series 2015-LC22	3.839%	9/15/58	275	262
[8]	Wells Fargo Commercial Mortgage Trust Series 2015-LC22	4.207%	9/15/58	225	214
[8]	Wells Fargo Commercial Mortgage Trust Series 2015-NXS1	2.934%	5/15/48	14	14
[8]	Wells Fargo Commercial Mortgage Trust Series 2015-NXS1	3.148%	5/15/48	175	166
[8]	Wells Fargo Commercial Mortgage Trust Series 2015-P2	3.656%	12/15/48	148	143
[8]	Wells Fargo Commercial Mortgage Trust Series 2015-P2	3.809%	12/15/48	200	189
[8]	Wells Fargo Commercial Mortgage Trust Series 2015-SG1	3.789%	9/15/48	747	712
[8]	Wells Fargo Commercial Mortgage Trust Series 2016-BNK1	2.652%	8/15/49	525	470
[8]	Wells Fargo Commercial Mortgage Trust Series 2016-C32	3.324%	1/15/59	96	93
[8]	Wells Fargo Commercial Mortgage Trust Series 2016-C32	3.560%	1/15/59	475	447
[8]	Wells Fargo Commercial Mortgage Trust Series 2016-C33	3.426%	3/15/59	315	294
[8]	Wells Fargo Commercial Mortgage Trust Series 2016-C34	3.096%	6/15/49	325	298
[8]	Wells Fargo Commercial Mortgage Trust Series 2016-C36	2.807%	11/15/59	144	132
[8]	Wells Fargo Commercial Mortgage Trust Series 2016-C37	3.794%	12/15/49	325	303
[8]	Wells Fargo Commercial Mortgage Trust Series 2016-LC24	2.825%	10/15/49	186	178
[8]	Wells Fargo Commercial Mortgage Trust Series 2016-LC24	2.942%	10/15/49	614	560
[8]	Wells Fargo Commercial Mortgage Trust Series 2016-LC24	3.367%	10/15/49	100	86
[8]	Wells Fargo Commercial Mortgage Trust Series 2016-LC25	3.640%	12/15/59	210	195
[8]	Wells Fargo Commercial Mortgage Trust Series 2017-C38	3.453%	7/15/50	854	777
[8]	Wells Fargo Commercial Mortgage Trust Series 2017-C38	3.665%	7/15/50	242	204
[8]	Wells Fargo Commercial Mortgage Trust Series 2017-C39	3.418%	9/15/50	725	657
[8]	Wells Fargo Commercial Mortgage Trust Series 2017-C39	3.702%	9/15/50	400	335
[8]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.317%	10/15/50	400	364

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.581%	10/15/50	600	547
[8]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.854%	10/15/50	150	134
[8]	Wells Fargo Commercial Mortgage Trust Series 2017-C41	3.472%	11/15/50	1,000	903
[8]	Wells Fargo Commercial Mortgage Trust Series 2017-RB1	3.635%	3/15/50	1,200	1,068
[8]	Wells Fargo Commercial Mortgage Trust Series 2017-RC1	3.631%	1/15/60	1,200	1,110
[8]	Wells Fargo Commercial Mortgage Trust Series 2018-C43	4.012%	3/15/51	1,200	1,101
[8]	Wells Fargo Commercial Mortgage Trust Series 2018-C43	4.152%	3/15/51	200	175
[8]	Wells Fargo Commercial Mortgage Trust Series 2018-C44	4.212%	5/15/51	775	716
[8]	Wells Fargo Commercial Mortgage Trust Series 2018-C45	4.184%	6/15/51	1,000	924
[8]	Wells Fargo Commercial Mortgage Trust Series 2018-C46	4.152%	8/15/51	475	434
[8]	Wells Fargo Commercial Mortgage Trust Series 2018-C47	4.442%	9/15/61	1,075	1,000
[8]	Wells Fargo Commercial Mortgage Trust Series 2018-C48	4.302%	1/15/52	500	461
[8]	Wells Fargo Commercial Mortgage Trust Series 2019-C49	4.023%	3/15/52	975	883
[8]	Wells Fargo Commercial Mortgage Trust Series 2019-C50	3.729%	5/15/52	700	617
[8]	Wells Fargo Commercial Mortgage Trust Series 2019-C51	3.311%	6/15/52	780	657
[8]	Wells Fargo Commercial Mortgage Trust Series 2019-C52	2.892%	8/15/52	200	168
[8]	Wells Fargo Commercial Mortgage Trust Series 2019-C52	3.143%	8/15/52	350	268
[8]	Wells Fargo Commercial Mortgage Trust Series 2019-C53	3.040%	10/15/52	750	633
[8]	Wells Fargo Commercial Mortgage Trust Series 2019-C54	3.146%	12/15/52	450	381
[8]	Wells Fargo Commercial Mortgage Trust Series 2020-C55	2.725%	2/15/53	975	801
[8]	Wells Fargo Commercial Mortgage Trust Series 2020-C56	2.448%	6/15/53	135	109
[8]	Wells Fargo Commercial Mortgage Trust Series 2020-C58	2.092%	7/15/53	175	135
[8]	Wells Fargo Commercial Mortgage Trust Series 2021-C59	2.626%	4/15/54	400	316
[8]	WFRBS Commercial Mortgage Trust Series 2013-C14	3.488%	6/15/46	61	57
[8]	WFRBS Commercial Mortgage Trust Series 2013-C15	4.358%	8/15/46	93	89
[8]	WFRBS Commercial Mortgage Trust Series 2013-C17	4.255%	12/15/46	82	82
[8]	WFRBS Commercial Mortgage Trust Series 2013-C17	4.788%	12/15/46	100	99
[8]	WFRBS Commercial Mortgage Trust Series 2013-C18	4.162%	12/15/46	1,436	1,426
[8]	WFRBS Commercial Mortgage Trust Series 2013-C18	4.387%	12/15/46	50	49
[8]	WFRBS Commercial Mortgage Trust Series 2013-C18	4.990%	12/15/46	75	70

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	WFRBS Commercial Mortgage Trust Series 2013-UBS1	5.206%	3/15/46	50	50
[8]	WFRBS Commercial Mortgage Trust Series 2014-C19	3.618%	3/15/47	3	3
[8]	WFRBS Commercial Mortgage Trust Series 2014-C19	4.101%	3/15/47	175	173
[8]	WFRBS Commercial Mortgage Trust Series 2014-C19	4.723%	3/15/47	50	47
[8]	WFRBS Commercial Mortgage Trust Series 2014-C20	3.638%	5/15/47	6	6
[8]	WFRBS Commercial Mortgage Trust Series 2014-C20	3.995%	5/15/47	125	122
[8]	WFRBS Commercial Mortgage Trust Series 2014-C20	4.176%	5/15/47	125	122
[8]	WFRBS Commercial Mortgage Trust Series 2014-C21	3.410%	8/15/47	207	204
[8]	WFRBS Commercial Mortgage Trust Series 2014-C21	3.678%	8/15/47	425	414
[8]	WFRBS Commercial Mortgage Trust Series 2014-C22	3.752%	9/15/57	650	630
[8]	WFRBS Commercial Mortgage Trust Series 2014-C22	4.371%	9/15/57	100	83
[8]	WFRBS Commercial Mortgage Trust Series 2014-C23	3.636%	10/15/57	45	45
[8]	WFRBS Commercial Mortgage Trust Series 2014-C23	3.917%	10/15/57	125	121
[8]	WFRBS Commercial Mortgage Trust Series 2014-C23	4.210%	10/15/57	75	71
[8]	WFRBS Commercial Mortgage Trust Series 2014-C25	3.631%	11/15/47	200	193
[8]	WFRBS Commercial Mortgage Trust Series 2014-LC14	4.045%	3/15/47	725	721
[8]	WFRBS Commercial Mortgage Trust Series 2014-LC14	4.351%	3/15/47	300	296
[8]	World Omni Auto Receivables Trust Series 2020-B	0.630%	5/15/25	20	20
[8]	World Omni Auto Receivables Trust Series 2020-B	0.820%	1/15/26	50	49
[8]	World Omni Auto Receivables Trust Series 2020-C	0.480%	11/17/25	54	53
[8]	World Omni Auto Receivables Trust Series 2020-C	0.610%	10/15/26	75	71
[8]	World Omni Auto Receivables Trust Series 2021-A	0.300%	1/15/26	84	82
[8]	World Omni Auto Receivables Trust Series 2021-A	0.480%	9/15/26	50	47
[8]	World Omni Auto Receivables Trust Series 2021-B	0.420%	6/15/26	209	202
[8]	World Omni Auto Receivables Trust Series 2021-C	0.440%	8/17/26	248	238
[8]	World Omni Auto Receivables Trust Series 2021-C	0.640%	9/15/27	150	137
[8]	World Omni Auto Receivables Trust Series 2021-D	0.810%	10/15/26	317	305
[8]	World Omni Auto Receivables Trust Series 2021-D	1.100%	11/15/27	250	229
[8]	World Omni Auto Receivables Trust Series 2022-A	1.660%	5/17/27	375	361
[8]	World Omni Auto Receivables Trust Series 2022-A	1.900%	3/15/28	50	46

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	World Omni Auto Receivables Trust Series 2022-B	3.250%	7/15/27	325	314
[8]	World Omni Auto Receivables Trust Series 2022-B	3.440%	3/15/28	125	118
[8]	World Omni Auto Receivables Trust Series 2022-C	3.660%	10/15/27	200	194
[8]	World Omni Auto Receivables Trust Series 2022-C	3.680%	9/15/28	100	95
[8]	World Omni Auto Receivables Trust Series 2023-A	4.830%	5/15/28	400	394
[8]	World Omni Auto Receivables Trust Series 2023-A	4.660%	5/15/29	100	97
[8]	World Omni Auto Receivables Trust Series 2023-B	4.660%	5/15/28	275	270
[8]	World Omni Auto Receivables Trust Series 2023-B	4.680%	5/15/29	275	268
[8]	World Omni Auto Receivables Trust Series 2023-C	5.150%	11/15/28	175	173
[8]	World Omni Auto Receivables Trust Series 2023-C	5.030%	11/15/29	25	25
[8]	World Omni Automobile Lease Securitization Trust Series 2021-A	0.420%	8/15/24	59	58
[8]	World Omni Automobile Lease Securitization Trust Series 2021-A	0.500%	11/16/26	75	74
[8]	World Omni Automobile Lease Securitization Trust Series 2023-A	5.070%	9/15/26	225	223
[8]	World Omni Automobile Lease Securitization Trust Series 2023-A	5.040%	7/17/28	50	49
[8]	World Omni Select Auto Trust Series 2021-A	0.530%	3/15/27	82	80
[8]	World Omni Select Auto Trust Series 2023-A	5.650%	7/17/28	350	348
[8]	World Omni Select Auto Trust Series 2023-A	6.000%	1/16/29	175	173
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $553,970)					494,311
Corporate Bonds (10.2%)
Communications (0.9%)
	Activision Blizzard Inc.	3.400%	9/15/26	1,047	992
	Activision Blizzard Inc.	1.350%	9/15/30	1,000	781
	Activision Blizzard Inc.	4.500%	6/15/47	325	284
	Activision Blizzard Inc.	2.500%	9/15/50	1,400	832
	Alphabet Inc.	0.450%	8/15/25	800	733
	Alphabet Inc.	1.998%	8/15/26	1,600	1,472
	Alphabet Inc.	0.800%	8/15/27	900	771
	Alphabet Inc.	1.100%	8/15/30	1,000	777
	Alphabet Inc.	1.900%	8/15/40	1,000	624
	Alphabet Inc.	2.050%	8/15/50	2,000	1,093
	Alphabet Inc.	2.250%	8/15/60	1,600	848
	America Movil SAB de CV	3.625%	4/22/29	700	630
	America Movil SAB de CV	2.875%	5/7/30	700	586
	America Movil SAB de CV	4.700%	7/21/32	1,000	921
	America Movil SAB de CV	6.375%	3/1/35	800	828
	America Movil SAB de CV	6.125%	11/15/37	300	299
	America Movil SAB de CV	6.125%	3/30/40	1,500	1,485
	America Movil SAB de CV	4.375%	7/16/42	950	766
	America Movil SAB de CV	4.375%	4/22/49	1,000	789
	AT&T Inc.	3.875%	1/15/26	2,000	1,921
	AT&T Inc.	5.539%	2/20/26	1,250	1,241
	AT&T Inc.	1.700%	3/25/26	3,000	2,722

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AT&T Inc.	3.800%	2/15/27	1,820	1,710
	AT&T Inc.	1.650%	2/1/28	2,750	2,321
[8]	AT&T Inc.	4.100%	2/15/28	952	889
	AT&T Inc.	4.350%	3/1/29	3,188	2,964
[8]	AT&T Inc.	4.300%	2/15/30	2,249	2,045
	AT&T Inc.	2.750%	6/1/31	2,600	2,083
	AT&T Inc.	2.250%	2/1/32	2,000	1,505
	AT&T Inc.	2.550%	12/1/33	3,118	2,289
	AT&T Inc.	4.500%	5/15/35	2,230	1,900
	AT&T Inc.	4.900%	8/15/37	1,405	1,217
	AT&T Inc.	4.850%	3/1/39	1,000	844
	AT&T Inc.	3.500%	6/1/41	3,650	2,536
	AT&T Inc.	4.300%	12/15/42	1,523	1,168
	AT&T Inc.	4.350%	6/15/45	1,137	845
	AT&T Inc.	4.750%	5/15/46	1,909	1,503
[8]	AT&T Inc.	5.150%	11/15/46	742	618
	AT&T Inc.	5.650%	2/15/47	200	184
	AT&T Inc.	4.500%	3/9/48	1,900	1,440
	AT&T Inc.	4.550%	3/9/49	1,424	1,075
	AT&T Inc.	3.650%	6/1/51	3,385	2,181
	AT&T Inc.	3.500%	9/15/53	7,406	4,576
	AT&T Inc.	3.550%	9/15/55	7,751	4,751
	AT&T Inc.	3.800%	12/1/57	5,253	3,327
	AT&T Inc.	3.650%	9/15/59	5,049	3,068
	AT&T Inc.	3.850%	6/1/60	1,155	735
	Baidu Inc.	3.075%	4/7/25	200	194
	Baidu Inc.	1.720%	4/9/26	500	452
	Baidu Inc.	3.625%	7/6/27	325	302
	Baidu Inc.	4.375%	3/29/28	400	379
	Baidu Inc.	4.875%	11/14/28	750	720
	Baidu Inc.	3.425%	4/7/30	700	601
	Baidu Inc.	2.375%	8/23/31	650	500
	Bell Telephone Co. of Canada or Bell Canada	5.100%	5/11/33	4,300	4,023
	Bell Telephone Co. of Canada or Bell Canada	4.464%	4/1/48	200	155
[8]	Bell Telephone Co. of Canada or Bell Canada	3.650%	3/17/51	500	334
[8]	Bell Telephone Co. of Canada or Bell Canada	3.200%	2/15/52	400	245
	Booking Holdings Inc.	3.650%	3/15/25	400	389
	Booking Holdings Inc.	3.600%	6/1/26	755	720
	Booking Holdings Inc.	3.550%	3/15/28	650	604
	British Telecommunications plc	5.125%	12/4/28	250	240
	British Telecommunications plc	9.625%	12/15/30	2,300	2,709
	Charter Communications Operating LLC	4.908%	7/23/25	3,500	3,420
	Charter Communications Operating LLC	3.750%	2/15/28	1,380	1,244
	Charter Communications Operating LLC	4.200%	3/15/28	1,000	918
	Charter Communications Operating LLC	2.250%	1/15/29	1,000	815
	Charter Communications Operating LLC	5.050%	3/30/29	1,300	1,215
	Charter Communications Operating LLC	2.800%	4/1/31	1,415	1,103
	Charter Communications Operating LLC	2.300%	2/1/32	800	583

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Charter Communications Operating LLC	4.400%	4/1/33	900	766
Charter Communications Operating LLC	6.384%	10/23/35	1,064	991
Charter Communications Operating LLC	5.375%	4/1/38	800	653
Charter Communications Operating LLC	3.500%	6/1/41	1,180	739
Charter Communications Operating LLC	3.500%	3/1/42	250	154
Charter Communications Operating LLC	6.484%	10/23/45	2,760	2,407
Charter Communications Operating LLC	5.375%	5/1/47	2,350	1,793
Charter Communications Operating LLC	5.750%	4/1/48	1,550	1,238
Charter Communications Operating LLC	5.125%	7/1/49	750	545
Charter Communications Operating LLC	4.800%	3/1/50	2,000	1,393
Charter Communications Operating LLC	3.700%	4/1/51	1,845	1,071
Charter Communications Operating LLC	3.900%	6/1/52	2,150	1,285
Charter Communications Operating LLC	5.250%	4/1/53	1,000	747
Charter Communications Operating LLC	6.834%	10/23/55	425	376
Charter Communications Operating LLC	3.850%	4/1/61	1,300	724
Charter Communications Operating LLC	4.400%	12/1/61	1,300	796
Charter Communications Operating LLC	3.950%	6/30/62	1,250	707
Charter Communications Operating LLC	5.500%	4/1/63	900	664
Comcast Corp.	3.375%	8/15/25	955	918
Comcast Corp.	3.950%	10/15/25	3,089	2,997
Comcast Corp.	3.150%	3/1/26	2,000	1,899
Comcast Corp.	2.350%	1/15/27	1,930	1,749
Comcast Corp.	3.300%	2/1/27	1,375	1,284
Comcast Corp.	3.300%	4/1/27	1,250	1,164
Comcast Corp.	3.150%	2/15/28	1,381	1,261
Comcast Corp.	4.150%	10/15/28	4,000	3,789
Comcast Corp.	4.550%	1/15/29	816	783
Comcast Corp.	2.650%	2/1/30	1,050	886
Comcast Corp.	3.400%	4/1/30	1,375	1,211
Comcast Corp.	4.250%	10/15/30	1,200	1,106
Comcast Corp.	1.950%	1/15/31	1,300	1,016
Comcast Corp.	1.500%	2/15/31	3,400	2,568
Comcast Corp.	4.250%	1/15/33	1,275	1,147
Comcast Corp.	7.050%	3/15/33	1,025	1,118
Comcast Corp.	4.800%	5/15/33	803	754
Comcast Corp.	4.400%	8/15/35	1,000	881
Comcast Corp.	6.500%	11/15/35	71	75
Comcast Corp.	3.200%	7/15/36	700	537
Comcast Corp.	6.450%	3/15/37	1,350	1,411
Comcast Corp.	3.900%	3/1/38	1,225	995
Comcast Corp.	4.600%	10/15/38	2,300	2,013
Comcast Corp.	3.250%	11/1/39	575	418

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Comcast Corp.	3.750%	4/1/40	1,350	1,045
Comcast Corp.	4.650%	7/15/42	565	476
Comcast Corp.	4.600%	8/15/45	1,291	1,063
Comcast Corp.	3.400%	7/15/46	3,200	2,177
Comcast Corp.	4.000%	8/15/47	1,700	1,268
Comcast Corp.	3.969%	11/1/47	1,871	1,391
Comcast Corp.	4.000%	3/1/48	922	691
Comcast Corp.	3.999%	11/1/49	1,803	1,333
Comcast Corp.	3.450%	2/1/50	1,400	942
Comcast Corp.	2.800%	1/15/51	1,575	923
Comcast Corp.	2.887%	11/1/51	3,731	2,199
Comcast Corp.	4.049%	11/1/52	1,317	979
Comcast Corp.	5.350%	5/15/53	1,305	1,191
Comcast Corp.	2.937%	11/1/56	4,888	2,778
Comcast Corp.	4.950%	10/15/58	1,150	987
Comcast Corp.	2.650%	8/15/62	1,000	522
Comcast Corp.	2.987%	11/1/63	2,384	1,318
Comcast Corp.	5.500%	5/15/64	1,142	1,035
Deutsche Telekom International Finance BV	8.750%	6/15/30	3,450	3,951
Discovery Communications LLC	3.900%	11/15/24	534	518
Discovery Communications LLC	3.450%	3/15/25	1,350	1,297
Discovery Communications LLC	3.950%	6/15/25	576	555
Discovery Communications LLC	4.900%	3/11/26	550	536
Discovery Communications LLC	3.950%	3/20/28	1,609	1,466
Discovery Communications LLC	4.125%	5/15/29	500	446
Discovery Communications LLC	3.625%	5/15/30	930	786
Discovery Communications LLC	5.000%	9/20/37	530	432
Discovery Communications LLC	6.350%	6/1/40	1,155	1,040
Discovery Communications LLC	4.875%	4/1/43	700	521
Discovery Communications LLC	5.200%	9/20/47	1,130	854
Discovery Communications LLC	5.300%	5/15/49	689	527
Discovery Communications LLC	4.650%	5/15/50	900	627
Electronic Arts Inc.	4.800%	3/1/26	275	270
Electronic Arts Inc.	1.850%	2/15/31	500	388
Electronic Arts Inc.	2.950%	2/15/51	800	483
Expedia Group Inc.	5.000%	2/15/26	1,600	1,567
Expedia Group Inc.	4.625%	8/1/27	900	858
Expedia Group Inc.	3.800%	2/15/28	1,500	1,369
Expedia Group Inc.	3.250%	2/15/30	1,025	867
Expedia Group Inc.	2.950%	3/15/31	270	217
FactSet Research Systems Inc.	3.450%	3/1/32	500	413
Fox Corp.	3.050%	4/7/25	240	230
Fox Corp.	4.709%	1/25/29	1,000	946
Fox Corp.	3.500%	4/8/30	560	485
Fox Corp.	5.476%	1/25/39	950	821
Fox Corp.	5.576%	1/25/49	1,500	1,250
Grupo Televisa SAB	8.500%	3/11/32	50	57
Grupo Televisa SAB	6.625%	1/15/40	500	486
Grupo Televisa SAB	5.000%	5/13/45	1,240	981
Grupo Televisa SAB	6.125%	1/31/46	350	319
Grupo Televisa SAB	5.250%	5/24/49	600	493
Interpublic Group of Cos. Inc.	4.200%	4/15/24	176	174
Interpublic Group of Cos. Inc.	4.750%	3/30/30	400	371
Interpublic Group of Cos. Inc.	3.375%	3/1/41	500	331
Interpublic Group of Cos. Inc.	5.400%	10/1/48	850	727
Koninklijke KPN NV	8.375%	10/1/30	500	558
Meta Platforms Inc.	3.500%	8/15/27	1,000	943

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Meta Platforms Inc.	4.600%	5/15/28	1,225	1,197
	Meta Platforms Inc.	4.800%	5/15/30	816	794
	Meta Platforms Inc.	3.850%	8/15/32	2,400	2,130
	Meta Platforms Inc.	4.950%	5/15/33	1,500	1,438
	Meta Platforms Inc.	4.450%	8/15/52	2,000	1,583
	Meta Platforms Inc.	5.600%	5/15/53	2,039	1,931
	Meta Platforms Inc.	4.650%	8/15/62	1,000	792
	Meta Platforms Inc.	5.750%	5/15/63	1,427	1,344
	NBCUniversal Media LLC	4.450%	1/15/43	1,450	1,185
	Netflix Inc.	4.375%	11/15/26	1,339	1,291
	Netflix Inc.	4.875%	4/15/28	1,937	1,877
	Netflix Inc.	5.875%	11/15/28	1,026	1,035
	Netflix Inc.	6.375%	5/15/29	322	333
[11]	Netflix Inc.	4.875%	6/15/30	875	827
	Omnicom Group Inc.	3.650%	11/1/24	650	634
	Omnicom Group Inc.	3.600%	4/15/26	1,150	1,092
	Omnicom Group Inc.	2.450%	4/30/30	620	500
	Omnicom Group Inc.	4.200%	6/1/30	400	358
	Omnicom Group Inc.	2.600%	8/1/31	750	592
	Orange SA	9.000%	3/1/31	2,260	2,670
	Orange SA	5.375%	1/13/42	700	636
	Orange SA	5.500%	2/6/44	600	552
	Paramount Global	4.750%	5/15/25	440	429
	Paramount Global	4.000%	1/15/26	500	473
	Paramount Global	2.900%	1/15/27	1,133	1,003
	Paramount Global	3.375%	2/15/28	1,425	1,235
	Paramount Global	3.700%	6/1/28	400	349
	Paramount Global	4.950%	1/15/31	800	687
	Paramount Global	4.200%	5/19/32	1,000	795
	Paramount Global	6.875%	4/30/36	1,100	994
	Paramount Global	5.900%	10/15/40	300	233
	Paramount Global	4.850%	7/1/42	375	252
	Paramount Global	4.375%	3/15/43	987	636
	Paramount Global	5.850%	9/1/43	975	752
	Paramount Global	5.250%	4/1/44	500	348
	Paramount Global	4.900%	8/15/44	500	333
	Paramount Global	4.600%	1/15/45	600	382
	Paramount Global	4.950%	5/19/50	850	576
	Rogers Communications Inc.	2.950%	3/15/25	900	858
	Rogers Communications Inc.	3.625%	12/15/25	475	450
	Rogers Communications Inc.	3.200%	3/15/27	800	732
	Rogers Communications Inc.	3.800%	3/15/32	1,900	1,577
	Rogers Communications Inc.	4.500%	3/15/42	700	542
	Rogers Communications Inc.	4.500%	3/15/43	540	407
	Rogers Communications Inc.	5.000%	3/15/44	500	402
	Rogers Communications Inc.	4.350%	5/1/49	1,100	783
	Rogers Communications Inc.	3.700%	11/15/49	500	319
	Rogers Communications Inc.	4.550%	3/15/52	1,800	1,316
	Sprint Capital Corp.	6.875%	11/15/28	1,109	1,145
	Sprint Capital Corp.	8.750%	3/15/32	2,198	2,545
	Sprint LLC	7.625%	2/15/25	1,060	1,077
	Take-Two Interactive Software Inc.	3.550%	4/14/25	500	482
	Take-Two Interactive Software Inc.	5.000%	3/28/26	590	579
	Take-Two Interactive Software Inc.	3.700%	4/14/27	500	468
	Take-Two Interactive Software Inc.	4.950%	3/28/28	580	560
	Take-Two Interactive Software Inc.	4.000%	4/14/32	500	435
	Telefonica Emisiones SA	4.103%	3/8/27	1,675	1,578
	Telefonica Emisiones SA	7.045%	6/20/36	335	345

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Telefonica Emisiones SA	4.665%	3/6/38	1,600	1,283
	Telefonica Emisiones SA	5.213%	3/8/47	2,500	1,983
	Telefonica Emisiones SA	4.895%	3/6/48	1,200	906
	Telefonica Emisiones SA	5.520%	3/1/49	1,000	822
	Telefonica Europe BV	8.250%	9/15/30	1,580	1,759
	TELUS Corp.	2.800%	2/16/27	500	458
	TELUS Corp.	3.400%	5/13/32	350	285
	TELUS Corp.	4.300%	6/15/49	500	366
	Tencent Music Entertainment Group	2.000%	9/3/30	400	303
	Thomson Reuters Corp.	3.350%	5/15/26	400	378
	Thomson Reuters Corp.	5.500%	8/15/35	350	331
	Thomson Reuters Corp.	5.850%	4/15/40	400	373
	Time Warner Cable Enterprises LLC	8.375%	7/15/33	1,150	1,230
	Time Warner Cable LLC	7.300%	7/1/38	1,585	1,527
	Time Warner Cable LLC	6.750%	6/15/39	1,850	1,686
	Time Warner Cable LLC	5.875%	11/15/40	1,150	954
	Time Warner Cable LLC	5.500%	9/1/41	975	761
	Time Warner Cable LLC	4.500%	9/15/42	1,230	852
	T-Mobile USA Inc.	3.500%	4/15/25	2,150	2,074
	T-Mobile USA Inc.	1.500%	2/15/26	1,300	1,178
	T-Mobile USA Inc.	2.250%	2/15/26	482	444
	T-Mobile USA Inc.	2.625%	4/15/26	502	464
	T-Mobile USA Inc.	3.750%	4/15/27	4,500	4,202
	T-Mobile USA Inc.	5.375%	4/15/27	335	330
	T-Mobile USA Inc.	4.750%	2/1/28	1,020	978
	T-Mobile USA Inc.	2.050%	2/15/28	2,000	1,721
	T-Mobile USA Inc.	4.950%	3/15/28	314	305
	T-Mobile USA Inc.	4.800%	7/15/28	1,000	960
	T-Mobile USA Inc.	2.625%	2/15/29	670	568
	T-Mobile USA Inc.	2.400%	3/15/29	275	231
	T-Mobile USA Inc.	3.375%	4/15/29	1,135	998
	T-Mobile USA Inc.	3.875%	4/15/30	6,175	5,466
	T-Mobile USA Inc.	2.550%	2/15/31	2,100	1,672
	T-Mobile USA Inc.	2.875%	2/15/31	893	724
	T-Mobile USA Inc.	3.500%	4/15/31	1,865	1,575
	T-Mobile USA Inc.	2.250%	11/15/31	900	685
	T-Mobile USA Inc.	2.700%	3/15/32	925	722
	T-Mobile USA Inc.	5.200%	1/15/33	660	623
	T-Mobile USA Inc.	5.050%	7/15/33	2,120	1,963
	T-Mobile USA Inc.	4.375%	4/15/40	2,500	2,008
	T-Mobile USA Inc.	3.000%	2/15/41	2,500	1,656
	T-Mobile USA Inc.	4.500%	4/15/50	2,690	2,063
	T-Mobile USA Inc.	3.300%	2/15/51	3,100	1,925
	T-Mobile USA Inc.	3.400%	10/15/52	2,100	1,308
	T-Mobile USA Inc.	5.650%	1/15/53	964	881
	T-Mobile USA Inc.	5.750%	1/15/54	1,019	939
	T-Mobile USA Inc.	3.600%	11/15/60	1,800	1,115
	T-Mobile USA Inc.	5.800%	9/15/62	335	305
[8]	TWDC Enterprises 18 Corp.	3.150%	9/17/25	600	574
	TWDC Enterprises 18 Corp.	3.000%	2/13/26	1,000	945
[8]	TWDC Enterprises 18 Corp.	1.850%	7/30/26	1,415	1,285
[8]	TWDC Enterprises 18 Corp.	7.000%	3/1/32	50	54
	TWDC Enterprises 18 Corp.	4.375%	8/16/41	325	266
[8]	TWDC Enterprises 18 Corp.	4.125%	12/1/41	485	387
[8]	TWDC Enterprises 18 Corp.	3.700%	12/1/42	400	299
[8]	TWDC Enterprises 18 Corp.	3.000%	7/30/46	400	253
	VeriSign Inc.	2.700%	6/15/31	700	557
	Verizon Communications Inc.	3.376%	2/15/25	1,100	1,064

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Verizon Communications Inc.	0.850%	11/20/25	1,525	1,380
Verizon Communications Inc.	1.450%	3/20/26	1,600	1,444
Verizon Communications Inc.	2.625%	8/15/26	1,537	1,420
Verizon Communications Inc.	4.125%	3/16/27	2,750	2,617
Verizon Communications Inc.	3.000%	3/22/27	1,100	1,008
Verizon Communications Inc.	2.100%	3/22/28	2,700	2,320
Verizon Communications Inc.	4.329%	9/21/28	3,607	3,387
Verizon Communications Inc.	4.016%	12/3/29	3,214	2,907
Verizon Communications Inc.	3.150%	3/22/30	1,290	1,099
Verizon Communications Inc.	1.500%	9/18/30	500	379
Verizon Communications Inc.	1.680%	10/30/30	4,176	3,167
Verizon Communications Inc.	2.550%	3/21/31	3,600	2,864
Verizon Communications Inc.	2.355%	3/15/32	3,950	3,011
Verizon Communications Inc.	5.050%	5/9/33	816	762
Verizon Communications Inc.	4.500%	8/10/33	1,775	1,580
Verizon Communications Inc.	4.400%	11/1/34	2,200	1,908
Verizon Communications Inc.	4.272%	1/15/36	1,254	1,070
Verizon Communications Inc.	5.250%	3/16/37	862	799
Verizon Communications Inc.	4.812%	3/15/39	1,675	1,442
Verizon Communications Inc.	2.650%	11/20/40	2,775	1,745
Verizon Communications Inc.	3.400%	3/22/41	3,400	2,397
Verizon Communications Inc.	2.850%	9/3/41	905	582
Verizon Communications Inc.	4.750%	11/1/41	500	430
Verizon Communications Inc.	4.125%	8/15/46	1,380	1,028
Verizon Communications Inc.	4.862%	8/21/46	1,830	1,513
Verizon Communications Inc.	4.522%	9/15/48	1,000	784
Verizon Communications Inc.	4.000%	3/22/50	1,200	856
Verizon Communications Inc.	2.875%	11/20/50	2,600	1,495
Verizon Communications Inc.	3.550%	3/22/51	3,750	2,469
Verizon Communications Inc.	2.987%	10/30/56	4,339	2,410
Verizon Communications Inc.	3.000%	11/20/60	1,500	812
Verizon Communications Inc.	3.700%	3/22/61	3,240	2,060
Vodafone Group plc	4.125%	5/30/25	2,619	2,553
Vodafone Group plc	4.375%	5/30/28	479	462
Vodafone Group plc	7.875%	2/15/30	625	686
Vodafone Group plc	6.250%	11/30/32	425	430
Vodafone Group plc	6.150%	2/27/37	1,200	1,180
Vodafone Group plc	4.375%	2/19/43	1,125	867
Vodafone Group plc	4.875%	6/19/49	1,250	997
Vodafone Group plc	4.250%	9/17/50	1,400	1,008
Vodafone Group plc	5.625%	2/10/53	549	486
Vodafone Group plc	5.125%	6/19/59	600	476
Vodafone Group plc	5.750%	2/10/63	200	175
Walt Disney Co.	3.350%	3/24/25	1,255	1,214
Walt Disney Co.	3.700%	10/15/25	500	483
Walt Disney Co.	1.750%	1/13/26	1,400	1,289
Walt Disney Co.	3.375%	11/15/26	281	265
Walt Disney Co.	3.700%	3/23/27	400	381
Walt Disney Co.	2.200%	1/13/28	850	752
Walt Disney Co.	2.000%	9/1/29	1,400	1,158
Walt Disney Co.	3.800%	3/22/30	1,085	982
Walt Disney Co.	2.650%	1/13/31	3,000	2,482
Walt Disney Co.	6.550%	3/15/33	392	413
Walt Disney Co.	6.200%	12/15/34	775	805
Walt Disney Co.	6.400%	12/15/35	1,728	1,806
Walt Disney Co.	6.150%	3/1/37	800	809
Walt Disney Co.	4.625%	3/23/40	475	414
Walt Disney Co.	3.500%	5/13/40	2,700	2,022

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Walt Disney Co.	5.400%	10/1/43	600	559
	Walt Disney Co.	4.750%	9/15/44	690	589
	Walt Disney Co.	4.950%	10/15/45	100	86
	Walt Disney Co.	2.750%	9/1/49	2,000	1,183
	Walt Disney Co.	4.700%	3/23/50	1,155	979
	Walt Disney Co.	3.600%	1/13/51	2,000	1,390
	Walt Disney Co.	3.800%	5/13/60	1,100	759
	Warnermedia Holdings Inc.	3.638%	3/15/25	1,600	1,543
	Warnermedia Holdings Inc.	3.788%	3/15/25	500	483
	Warnermedia Holdings Inc.	3.755%	3/15/27	3,600	3,323
	Warnermedia Holdings Inc.	4.054%	3/15/29	1,300	1,160
	Warnermedia Holdings Inc.	4.279%	3/15/32	4,200	3,564
	Warnermedia Holdings Inc.	5.050%	3/15/42	4,000	3,094
	Warnermedia Holdings Inc.	5.141%	3/15/52	6,665	4,945
	Warnermedia Holdings Inc.	5.391%	3/15/62	2,000	1,475
	Weibo Corp.	3.375%	7/8/30	650	507
					407,812
Consumer Discretionary (0.6%)
	Alibaba Group Holding Ltd.	3.600%	11/28/24	2,225	2,167
	Alibaba Group Holding Ltd.	3.400%	12/6/27	2,335	2,145
	Alibaba Group Holding Ltd.	2.125%	2/9/31	1,454	1,135
	Alibaba Group Holding Ltd.	4.500%	11/28/34	600	519
	Alibaba Group Holding Ltd.	4.000%	12/6/37	535	413
	Alibaba Group Holding Ltd.	2.700%	2/9/41	650	390
	Alibaba Group Holding Ltd.	4.200%	12/6/47	1,500	1,049
	Alibaba Group Holding Ltd.	3.150%	2/9/51	1,325	750
	Alibaba Group Holding Ltd.	4.400%	12/6/57	700	483
	Alibaba Group Holding Ltd.	3.250%	2/9/61	900	483
	Amazon.com Inc.	4.700%	11/29/24	500	495
	Amazon.com Inc.	3.000%	4/13/25	1,000	966
	Amazon.com Inc.	0.800%	6/3/25	1,000	927
	Amazon.com Inc.	4.600%	12/1/25	500	493
	Amazon.com Inc.	5.200%	12/3/25	875	875
	Amazon.com Inc.	1.000%	5/12/26	2,500	2,247
	Amazon.com Inc.	3.300%	4/13/27	2,250	2,117
	Amazon.com Inc.	1.200%	6/3/27	2,200	1,911
	Amazon.com Inc.	3.150%	8/22/27	1,550	1,441
	Amazon.com Inc.	4.550%	12/1/27	2,000	1,958
	Amazon.com Inc.	1.650%	5/12/28	2,125	1,828
	Amazon.com Inc.	3.450%	4/13/29	1,750	1,616
	Amazon.com Inc.	2.100%	5/12/31	4,000	3,208
	Amazon.com Inc.	3.600%	4/13/32	1,750	1,552
	Amazon.com Inc.	4.700%	12/1/32	2,500	2,386
	Amazon.com Inc.	4.800%	12/5/34	975	938
	Amazon.com Inc.	3.875%	8/22/37	2,890	2,462
	Amazon.com Inc.	2.875%	5/12/41	2,150	1,513
	Amazon.com Inc.	4.950%	12/5/44	1,025	951
	Amazon.com Inc.	4.050%	8/22/47	3,400	2,731
	Amazon.com Inc.	2.500%	6/3/50	1,798	1,052
	Amazon.com Inc.	3.100%	5/12/51	3,025	1,994
	Amazon.com Inc.	3.950%	4/13/52	1,750	1,352
	Amazon.com Inc.	4.250%	8/22/57	1,085	868
	Amazon.com Inc.	2.700%	6/3/60	1,795	1,008
	Amazon.com Inc.	3.250%	5/12/61	1,500	953
	Amazon.com Inc.	4.100%	4/13/62	500	381
[8]	American Honda Finance Corp.	4.600%	4/17/25	500	492
[8]	American Honda Finance Corp.	1.200%	7/8/25	500	463
[8]	American Honda Finance Corp.	1.000%	9/10/25	600	550

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	American Honda Finance Corp.	5.250%	7/7/26	600	596
[8]	American Honda Finance Corp.	2.300%	9/9/26	250	229
[8]	American Honda Finance Corp.	2.350%	1/8/27	375	340
[8]	American Honda Finance Corp.	2.000%	3/24/28	1,300	1,124
[8]	American Honda Finance Corp.	5.125%	7/7/28	600	591
[8]	American Honda Finance Corp.	2.250%	1/12/29	250	214
	American Honda Finance Corp.	4.600%	4/17/30	500	474
[8]	American University	3.672%	4/1/49	400	292
	Aptiv plc	2.396%	2/18/25	500	476
	Aptiv plc	4.350%	3/15/29	150	141
	Aptiv plc	3.250%	3/1/32	700	574
	Aptiv plc	4.400%	10/1/46	225	162
	Aptiv plc	3.100%	12/1/51	1,300	743
	Aptiv plc	4.150%	5/1/52	900	623
	AutoNation Inc.	3.500%	11/15/24	762	735
	AutoNation Inc.	4.500%	10/1/25	500	482
	AutoNation Inc.	3.800%	11/15/27	250	224
	AutoNation Inc.	1.950%	8/1/28	1,000	814
	AutoNation Inc.	3.850%	3/1/32	750	609
	AutoZone Inc.	3.250%	4/15/25	748	720
	AutoZone Inc.	3.625%	4/15/25	23	22
	AutoZone Inc.	3.125%	4/21/26	300	281
	AutoZone Inc.	5.050%	7/15/26	500	493
	AutoZone Inc.	3.750%	6/1/27	700	658
	AutoZone Inc.	4.500%	2/1/28	420	402
	AutoZone Inc.	3.750%	4/18/29	550	496
	AutoZone Inc.	4.000%	4/15/30	1,400	1,259
	AutoZone Inc.	1.650%	1/15/31	1,158	869
	AutoZone Inc.	4.750%	8/1/32	500	458
	AutoZone Inc.	4.750%	2/1/33	500	454
	AutoZone Inc.	5.200%	8/1/33	500	468
	Best Buy Co. Inc.	4.450%	10/1/28	850	807
	BorgWarner Inc.	2.650%	7/1/27	900	804
	BorgWarner Inc.	4.375%	3/15/45	500	370
[8]	Brown University	2.924%	9/1/50	500	320
	Brunswick Corp.	2.400%	8/18/31	500	366
	Brunswick Corp.	4.400%	9/15/32	500	406
	Brunswick Corp.	5.100%	4/1/52	500	344
[8]	California Endowment	2.498%	4/1/51	150	87
	California Institute of Technology	4.700%	11/1/11	325	253
	California Institute of Technology	3.650%	9/1/19	450	275
[8]	Case Western Reserve University	5.405%	6/1/22	200	175
	Choice Hotels International Inc.	3.700%	12/1/29	500	431
	Claremont Mckenna College	3.775%	1/1/22	275	167
	Darden Restaurants Inc.	3.850%	5/1/27	750	701
	Darden Restaurants Inc.	4.550%	2/15/48	550	425
	Dick's Sporting Goods Inc.	3.150%	1/15/32	600	461
	Dick's Sporting Goods Inc.	4.100%	1/15/52	100	61
	DR Horton Inc.	2.500%	10/15/24	700	675
	DR Horton Inc.	2.600%	10/15/25	1,485	1,388
[8]	Duke University	2.682%	10/1/44	300	201
[8]	Duke University	2.757%	10/1/50	340	212
[8]	Duke University	2.832%	10/1/55	550	337
	eBay Inc.	1.900%	3/11/25	1,115	1,054
	eBay Inc.	5.900%	11/22/25	500	501
	eBay Inc.	1.400%	5/10/26	675	604
	eBay Inc.	3.600%	6/5/27	500	465
	eBay Inc.	2.700%	3/11/30	865	718

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	eBay Inc.	2.600%	5/10/31	675	540
	eBay Inc.	6.300%	11/22/32	500	508
	eBay Inc.	4.000%	7/15/42	600	440
	eBay Inc.	3.650%	5/10/51	925	611
[8]	Emory University	2.143%	9/1/30	600	489
[8]	Emory University	2.969%	9/1/50	150	95
[8]	Ford Foundation	2.415%	6/1/50	250	144
[8]	Ford Foundation	2.815%	6/1/70	750	410
	Fortune Brands Innovations Inc.	4.000%	6/15/25	455	439
	Fortune Brands Innovations Inc.	3.250%	9/15/29	400	347
	Fortune Brands Innovations Inc.	4.000%	3/25/32	500	426
	Fortune Brands Innovations Inc.	5.875%	6/1/33	500	481
	Fortune Brands Innovations Inc.	4.500%	3/25/52	500	368
	General Motors Co.	4.000%	4/1/25	425	411
	General Motors Co.	6.125%	10/1/25	3,300	3,293
	General Motors Co.	4.200%	10/1/27	400	373
	General Motors Co.	6.800%	10/1/27	1,050	1,071
	General Motors Co.	5.000%	10/1/28	650	619
	General Motors Co.	5.400%	10/15/29	500	475
	General Motors Co.	5.600%	10/15/32	875	815
	General Motors Co.	5.000%	4/1/35	1,030	883
	General Motors Co.	6.600%	4/1/36	600	582
	General Motors Co.	5.150%	4/1/38	825	687
	General Motors Co.	6.250%	10/2/43	1,235	1,103
	General Motors Co.	5.200%	4/1/45	1,120	872
	General Motors Co.	6.750%	4/1/46	700	653
	General Motors Co.	5.400%	4/1/48	675	533
	General Motors Co.	5.950%	4/1/49	900	761
	General Motors Financial Co. Inc.	1.200%	10/15/24	480	456
	General Motors Financial Co. Inc.	3.500%	11/7/24	1,700	1,650
	General Motors Financial Co. Inc.	4.000%	1/15/25	650	631
	General Motors Financial Co. Inc.	2.900%	2/26/25	814	777
	General Motors Financial Co. Inc.	3.800%	4/7/25	750	723
	General Motors Financial Co. Inc.	4.350%	4/9/25	1,675	1,628
	General Motors Financial Co. Inc.	2.750%	6/20/25	500	471
	General Motors Financial Co. Inc.	5.250%	3/1/26	1,175	1,148
	General Motors Financial Co. Inc.	5.400%	4/6/26	850	832
	General Motors Financial Co. Inc.	1.500%	6/10/26	900	796
	General Motors Financial Co. Inc.	4.000%	10/6/26	525	492
	General Motors Financial Co. Inc.	4.350%	1/17/27	910	856
	General Motors Financial Co. Inc.	5.000%	4/9/27	1,000	960
	General Motors Financial Co. Inc.	2.700%	8/20/27	1,500	1,315
	General Motors Financial Co. Inc.	3.850%	1/5/28	300	272
	General Motors Financial Co. Inc.	2.400%	4/10/28	875	744
	General Motors Financial Co. Inc.	5.800%	6/23/28	1,100	1,074
	General Motors Financial Co. Inc.	2.400%	10/15/28	365	303
	General Motors Financial Co. Inc.	5.650%	1/17/29	775	751
	General Motors Financial Co. Inc.	4.300%	4/6/29	2,000	1,794
	General Motors Financial Co. Inc.	3.600%	6/21/30	1,625	1,360
	General Motors Financial Co. Inc.	2.350%	1/8/31	500	377
	General Motors Financial Co. Inc.	2.700%	6/10/31	900	689
	General Motors Financial Co. Inc.	6.400%	1/9/33	500	487
	Genuine Parts Co.	1.875%	11/1/30	600	454
[8]	George Washington University	4.300%	9/15/44	550	448
[8]	George Washington University	4.126%	9/15/48	800	634
[8]	Georgetown University	4.315%	4/1/49	378	305
[8]	Georgetown University	2.943%	4/1/50	405	248
	Georgetown University	5.115%	4/1/53	225	205

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Georgetown University	5.215%	10/1/18	243	202
	Harley-Davidson Inc.	4.625%	7/28/45	500	363
	Hasbro Inc.	3.550%	11/19/26	1,000	930
	Hasbro Inc.	3.900%	11/19/29	725	642
	Hasbro Inc.	6.350%	3/15/40	400	386
	Hasbro Inc.	5.100%	5/15/44	350	286
	Home Depot Inc.	2.700%	4/15/25	750	720
	Home Depot Inc.	3.000%	4/1/26	1,000	947
	Home Depot Inc.	2.500%	4/15/27	3,156	2,877
	Home Depot Inc.	0.900%	3/15/28	850	709
	Home Depot Inc.	3.900%	12/6/28	700	660
	Home Depot Inc.	2.950%	6/15/29	2,400	2,136
	Home Depot Inc.	2.700%	4/15/30	3,215	2,740
	Home Depot Inc.	1.375%	3/15/31	1,000	757
	Home Depot Inc.	1.875%	9/15/31	700	542
	Home Depot Inc.	3.250%	4/15/32	925	793
	Home Depot Inc.	4.500%	9/15/32	875	826
	Home Depot Inc.	5.875%	12/16/36	2,995	3,082
	Home Depot Inc.	3.300%	4/15/40	2,415	1,795
	Home Depot Inc.	5.950%	4/1/41	833	852
	Home Depot Inc.	4.200%	4/1/43	975	799
	Home Depot Inc.	4.400%	3/15/45	500	412
	Home Depot Inc.	4.250%	4/1/46	1,820	1,456
	Home Depot Inc.	3.900%	6/15/47	900	686
	Home Depot Inc.	4.500%	12/6/48	875	733
	Home Depot Inc.	3.125%	12/15/49	1,042	679
	Home Depot Inc.	3.350%	4/15/50	1,000	681
	Home Depot Inc.	2.375%	3/15/51	1,000	549
	Home Depot Inc.	2.750%	9/15/51	2,000	1,185
	Home Depot Inc.	3.625%	4/15/52	1,250	888
	Home Depot Inc.	4.950%	9/15/52	1,000	894
	Honda Motor Co. Ltd.	2.534%	3/10/27	775	704
	Honda Motor Co. Ltd.	2.967%	3/10/32	1,525	1,284
	Hyatt Hotels Corp.	1.800%	10/1/24	500	480
	Hyatt Hotels Corp.	5.375%	4/23/25	500	494
	Hyatt Hotels Corp.	4.850%	3/15/26	350	342
	Hyatt Hotels Corp.	5.750%	1/30/27	300	298
	Hyatt Hotels Corp.	4.375%	9/15/28	850	784
	Hyatt Hotels Corp.	5.750%	4/23/30	400	387
	JD.com Inc.	3.875%	4/29/26	400	382
	JD.com Inc.	3.375%	1/14/30	300	258
	JD.com Inc.	4.125%	1/14/50	400	275
[8]	Johns Hopkins University	4.705%	7/1/32	375	358
[8]	Johns Hopkins University	4.083%	7/1/53	490	388
	Lear Corp.	3.800%	9/15/27	204	188
	Lear Corp.	4.250%	5/15/29	400	363
	Lear Corp.	3.500%	5/30/30	350	297
	Lear Corp.	2.600%	1/15/32	500	378
	Lear Corp.	5.250%	5/15/49	250	202
	Lear Corp.	3.550%	1/15/52	500	304
	Leggett & Platt Inc.	3.800%	11/15/24	550	535
	Leggett & Platt Inc.	3.500%	11/15/27	700	637
	Leggett & Platt Inc.	3.500%	11/15/51	500	317
	Leland Stanford Junior University	1.289%	6/1/27	100	87
	Leland Stanford Junior University	3.647%	5/1/48	1,075	828
	Leland Stanford Junior University	2.413%	6/1/50	355	207
	Lennar Corp.	4.750%	5/30/25	1,000	978
	Lennar Corp.	5.250%	6/1/26	1,500	1,477

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lennar Corp.	4.750%	11/29/27	700	674
	Lowe's Cos. Inc.	4.000%	4/15/25	1,000	975
	Lowe's Cos. Inc.	4.400%	9/8/25	300	293
	Lowe's Cos. Inc.	3.375%	9/15/25	975	933
	Lowe's Cos. Inc.	4.800%	4/1/26	650	638
	Lowe's Cos. Inc.	2.500%	4/15/26	1,700	1,579
	Lowe's Cos. Inc.	3.100%	5/3/27	642	591
	Lowe's Cos. Inc.	1.300%	4/15/28	500	416
	Lowe's Cos. Inc.	1.700%	9/15/28	925	772
	Lowe's Cos. Inc.	3.650%	4/5/29	1,350	1,225
	Lowe's Cos. Inc.	4.500%	4/15/30	1,375	1,283
	Lowe's Cos. Inc.	1.700%	10/15/30	1,000	767
	Lowe's Cos. Inc.	2.625%	4/1/31	800	648
	Lowe's Cos. Inc.	3.750%	4/1/32	1,250	1,082
	Lowe's Cos. Inc.	5.000%	4/15/33	1,000	941
	Lowe's Cos. Inc.	5.150%	7/1/33	650	618
	Lowe's Cos. Inc.	5.000%	4/15/40	525	459
	Lowe's Cos. Inc.	2.800%	9/15/41	925	598
	Lowe's Cos. Inc.	4.250%	9/15/44	63	46
	Lowe's Cos. Inc.	3.700%	4/15/46	1,030	713
	Lowe's Cos. Inc.	4.050%	5/3/47	1,650	1,215
	Lowe's Cos. Inc.	4.550%	4/5/49	500	392
	Lowe's Cos. Inc.	5.125%	4/15/50	500	429
	Lowe's Cos. Inc.	3.000%	10/15/50	1,000	588
	Lowe's Cos. Inc.	3.500%	4/1/51	550	354
	Lowe's Cos. Inc.	4.250%	4/1/52	1,450	1,070
	Lowe's Cos. Inc.	5.625%	4/15/53	1,500	1,363
	Lowe's Cos. Inc.	5.750%	7/1/53	650	607
	Lowe's Cos. Inc.	4.450%	4/1/62	1,020	743
	Lowe's Cos. Inc.	5.800%	9/15/62	500	454
	Lowe's Cos. Inc.	5.850%	4/1/63	650	594
	Magna International Inc.	4.150%	10/1/25	300	291
	Magna International Inc.	2.450%	6/15/30	500	410
	Marriott International Inc.	3.750%	3/15/25	525	508
	Marriott International Inc.	3.750%	10/1/25	200	192
[8]	Marriott International Inc.	3.125%	6/15/26	1,809	1,692
[8]	Marriott International Inc.	4.650%	12/1/28	2,000	1,894
[8]	Marriott International Inc.	4.625%	6/15/30	1,300	1,195
[8]	Marriott International Inc.	2.850%	4/15/31	1,200	965
[8]	Marriott International Inc.	3.500%	10/15/32	850	695
[8]	Marriott International Inc.	2.750%	10/15/33	250	188
	Masco Corp.	3.500%	11/15/27	100	91
	Masco Corp.	1.500%	2/15/28	500	419
	Masco Corp.	7.750%	8/1/29	94	102
	Masco Corp.	2.000%	10/1/30	500	383
	Masco Corp.	2.000%	2/15/31	500	383
	Masco Corp.	4.500%	5/15/47	725	539
	Masco Corp.	3.125%	2/15/51	500	291
[8]	Massachusetts Institute of Technology	2.989%	7/1/50	370	246
	Massachusetts Institute of Technology	3.067%	4/1/52	500	335
	Massachusetts Institute of Technology	5.600%	7/1/11	860	854
	Massachusetts Institute of Technology	4.678%	7/1/14	700	578
	Massachusetts Institute of Technology	3.885%	7/1/16	200	137
[8]	McDonald's Corp.	3.375%	5/26/25	459	443
[8]	McDonald's Corp.	3.300%	7/1/25	818	788
[8]	McDonald's Corp.	3.700%	1/30/26	1,125	1,082
[8]	McDonald's Corp.	3.500%	3/1/27	200	188
[8]	McDonald's Corp.	3.500%	7/1/27	2,750	2,572

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	McDonald's Corp.	3.800%	4/1/28	500	470
	McDonald's Corp.	4.800%	8/14/28	600	586
[8]	McDonald's Corp.	2.625%	9/1/29	600	517
[8]	McDonald's Corp.	2.125%	3/1/30	600	491
[8]	McDonald's Corp.	3.600%	7/1/30	2,175	1,943
[8]	McDonald's Corp.	4.700%	12/9/35	675	615
[8]	McDonald's Corp.	6.300%	3/1/38	100	104
[8]	McDonald's Corp.	5.700%	2/1/39	375	364
[8]	McDonald's Corp.	3.700%	2/15/42	725	542
[8]	McDonald's Corp.	3.625%	5/1/43	400	292
[8]	McDonald's Corp.	4.600%	5/26/45	925	767
[8]	McDonald's Corp.	4.875%	12/9/45	1,225	1,058
[8]	McDonald's Corp.	4.450%	3/1/47	750	609
[8]	McDonald's Corp.	4.450%	9/1/48	900	733
[8]	McDonald's Corp.	3.625%	9/1/49	2,000	1,409
[8]	McDonald's Corp.	4.200%	4/1/50	1,000	775
[8]	McDonald's Corp.	5.150%	9/9/52	500	448
	MDC Holdings Inc.	2.500%	1/15/31	300	224
	MDC Holdings Inc.	6.000%	1/15/43	400	335
	Mercedes-Benz Finance North America LLC	8.500%	1/18/31	605	716
	Mohawk Industries Inc.	5.850%	9/18/28	500	496
	Mohawk Industries Inc.	3.625%	5/15/30	375	328
	NIKE Inc.	2.400%	3/27/25	650	622
	NIKE Inc.	2.375%	11/1/26	1,000	920
	NIKE Inc.	2.750%	3/27/27	650	600
	NIKE Inc.	2.850%	3/27/30	1,575	1,362
	NIKE Inc.	3.250%	3/27/40	1,050	796
	NIKE Inc.	3.625%	5/1/43	525	410
	NIKE Inc.	3.875%	11/1/45	500	398
	NIKE Inc.	3.375%	3/27/50	1,625	1,156
[8]	Northwestern University	4.643%	12/1/44	350	314
[8]	Northwestern University	2.640%	12/1/50	245	149
[8]	Northwestern University	3.662%	12/1/57	200	144
	NVR Inc.	3.000%	5/15/30	1,250	1,042
	O'Reilly Automotive Inc.	3.550%	3/15/26	500	476
	O'Reilly Automotive Inc.	3.600%	9/1/27	1,300	1,214
	O'Reilly Automotive Inc.	4.200%	4/1/30	350	319
	O'Reilly Automotive Inc.	1.750%	3/15/31	500	381
	Owens Corning	4.200%	12/1/24	250	245
	Owens Corning	3.400%	8/15/26	500	468
	Owens Corning	3.950%	8/15/29	375	340
	Owens Corning	3.875%	6/1/30	100	88
	Owens Corning	7.000%	12/1/36	18	19
	Owens Corning	4.300%	7/15/47	1,150	871
	Owens Corning	4.400%	1/30/48	525	400
	President & Fellows of Harvard College	4.875%	10/15/40	250	233
	President & Fellows of Harvard College	3.150%	7/15/46	400	280
	President & Fellows of Harvard College	2.517%	10/15/50	725	433
	President & Fellows of Harvard College	3.745%	11/15/52	500	383
	PulteGroup Inc.	5.500%	3/1/26	700	695
	PulteGroup Inc.	5.000%	1/15/27	975	953
	PulteGroup Inc.	6.375%	5/15/33	1,000	1,004
	PVH Corp.	4.625%	7/10/25	500	483
	Ralph Lauren Corp.	3.750%	9/15/25	100	96
	Ralph Lauren Corp.	2.950%	6/15/30	700	599
[8]	Rockefeller Foundation	2.492%	10/1/50	1,000	575
	Ross Stores Inc.	4.600%	4/15/25	575	563

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ross Stores Inc.	1.875%	4/15/31	400	305
	Sands China Ltd.	5.375%	8/8/25	1,450	1,404
	Sands China Ltd.	4.300%	1/8/26	650	608
	Sands China Ltd.	2.550%	3/8/27	575	498
	Sands China Ltd.	5.650%	8/8/28	1,550	1,458
	Sands China Ltd.	3.100%	3/8/29	525	433
	Sands China Ltd.	4.875%	6/18/30	575	496
	Sands China Ltd.	3.500%	8/8/31	475	374
	Snap-on Inc.	3.250%	3/1/27	225	210
	Snap-on Inc.	4.100%	3/1/48	275	215
	Snap-on Inc.	3.100%	5/1/50	400	259
	Stanley Black & Decker Inc.	3.400%	3/1/26	375	354
	Stanley Black & Decker Inc.	4.250%	11/15/28	375	349
	Stanley Black & Decker Inc.	2.300%	3/15/30	1,500	1,202
	Stanley Black & Decker Inc.	5.200%	9/1/40	300	261
	Stanley Black & Decker Inc.	4.850%	11/15/48	400	323
[8]	Stanley Black & Decker Inc.	4.000%	3/15/60	200	166
	Starbucks Corp.	2.450%	6/15/26	665	616
	Starbucks Corp.	3.500%	3/1/28	500	462
	Starbucks Corp.	4.000%	11/15/28	250	235
	Starbucks Corp.	3.550%	8/15/29	700	633
	Starbucks Corp.	2.250%	3/12/30	600	492
	Starbucks Corp.	2.550%	11/15/30	2,000	1,640
	Starbucks Corp.	3.000%	2/14/32	1,000	826
	Starbucks Corp.	4.300%	6/15/45	200	157
	Starbucks Corp.	4.500%	11/15/48	1,685	1,345
	Starbucks Corp.	3.350%	3/12/50	700	458
	Starbucks Corp.	3.500%	11/15/50	1,000	676
	Tapestry Inc.	4.125%	7/15/27	109	100
	Tapestry Inc.	3.050%	3/15/32	500	366
	Thomas Jefferson University	3.847%	11/1/57	500	335
	TJX Cos. Inc.	2.250%	9/15/26	750	689
	TJX Cos. Inc.	1.150%	5/15/28	500	419
	TJX Cos. Inc.	4.500%	4/15/50	500	419
	Toll Brothers Finance Corp.	4.350%	2/15/28	750	696
	Toyota Motor Corp.	1.339%	3/25/26	1,000	907
	Toyota Motor Corp.	5.275%	7/13/26	500	499
	Toyota Motor Corp.	5.118%	7/13/28	500	497
	Toyota Motor Corp.	2.760%	7/2/29	400	352
	Toyota Motor Corp.	5.123%	7/13/33	500	489
[8]	Toyota Motor Credit Corp.	1.450%	1/13/25	700	664
[8]	Toyota Motor Credit Corp.	1.800%	2/13/25	925	879
[8]	Toyota Motor Credit Corp.	3.400%	4/14/25	100	97
	Toyota Motor Credit Corp.	3.950%	6/30/25	500	487
	Toyota Motor Credit Corp.	5.600%	9/11/25	600	601
[8]	Toyota Motor Credit Corp.	0.800%	10/16/25	1,000	910
	Toyota Motor Credit Corp.	4.450%	5/18/26	719	703
[8]	Toyota Motor Credit Corp.	1.125%	6/18/26	1,500	1,339
[8]	Toyota Motor Credit Corp.	5.000%	8/14/26	500	495
[8]	Toyota Motor Credit Corp.	3.200%	1/11/27	850	795
[8]	Toyota Motor Credit Corp.	1.900%	1/13/27	300	269
[8]	Toyota Motor Credit Corp.	3.050%	3/22/27	1,000	927
[8]	Toyota Motor Credit Corp.	1.150%	8/13/27	1,350	1,156
[8]	Toyota Motor Credit Corp.	4.550%	9/20/27	875	851
	Toyota Motor Credit Corp.	5.450%	11/10/27	700	702
[8]	Toyota Motor Credit Corp.	3.050%	1/11/28	850	780
	Toyota Motor Credit Corp.	4.625%	1/12/28	650	635
[8]	Toyota Motor Credit Corp.	1.900%	4/6/28	650	564

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Toyota Motor Credit Corp.	5.250%	9/11/28	600	597
	Toyota Motor Credit Corp.	3.650%	1/8/29	1,450	1,345
[8]	Toyota Motor Credit Corp.	4.450%	6/29/29	750	720
[8]	Toyota Motor Credit Corp.	2.150%	2/13/30	625	516
[8]	Toyota Motor Credit Corp.	3.375%	4/1/30	1,400	1,238
	Toyota Motor Credit Corp.	4.550%	5/17/30	404	382
	Toyota Motor Credit Corp.	1.900%	9/12/31	1,000	770
[8]	Toyota Motor Credit Corp.	2.400%	1/13/32	160	128
	Tractor Supply Co.	1.750%	11/1/30	400	304
	Tractor Supply Co.	5.250%	5/15/33	500	471
[8]	Trustees of Boston College	3.129%	7/1/52	300	196
[8]	Trustees of Boston University	4.061%	10/1/48	220	175
	Trustees of Princeton University	5.700%	3/1/39	620	634
[8]	Trustees of Princeton University	2.516%	7/1/50	565	346
	Trustees of Princeton University	4.201%	3/1/52	300	249
[8]	Trustees of the University of Pennsylvania	2.396%	10/1/50	325	184
	Trustees of the University of Pennsylvania	4.674%	9/1/12	450	361
[8]	University of Chicago	2.547%	4/1/50	800	495
	University of Chicago	3.000%	10/1/52	175	115
[8]	University of Chicago	4.003%	10/1/53	390	305
[8]	University of Miami	4.063%	4/1/52	500	379
[8]	University of Notre Dame du Lac	3.438%	2/15/45	890	659
[8]	University of Notre Dame du Lac	3.394%	2/15/48	325	237
[8]	University of Southern California	3.028%	10/1/39	525	396
[8]	University of Southern California	3.841%	10/1/47	500	388
[8]	University of Southern California	2.945%	10/1/51	325	205
	University of Southern California	4.976%	10/1/53	200	183
	University of Southern California	5.250%	10/1/11	275	247
[8]	University of Southern California	3.226%	10/1/20	300	165
	VF Corp.	2.400%	4/23/25	600	565
	VF Corp.	2.800%	4/23/27	700	622
	VF Corp.	2.950%	4/23/30	594	468
[8]	Washington University	3.524%	4/15/54	500	356
	Washington University	4.349%	4/15/22	350	261
	Whirlpool Corp.	4.750%	2/26/29	600	572
	Whirlpool Corp.	5.500%	3/1/33	250	240
	Whirlpool Corp.	4.500%	6/1/46	888	682
	Whirlpool Corp.	4.600%	5/15/50	200	156
[8]	William Marsh Rice University	3.574%	5/15/45	715	541
[8]	Yale University	0.873%	4/15/25	325	303
[8]	Yale University	1.482%	4/15/30	325	259
[8]	Yale University	2.402%	4/15/50	500	290
					291,797
Consumer Staples (0.7%)
	Ahold Finance USA LLC	6.875%	5/1/29	425	449
	Altria Group Inc.	2.350%	5/6/25	525	496
	Altria Group Inc.	4.400%	2/14/26	1,200	1,165
	Altria Group Inc.	2.625%	9/16/26	350	323
	Altria Group Inc.	4.800%	2/14/29	1,525	1,450
	Altria Group Inc.	3.400%	5/6/30	775	663
	Altria Group Inc.	2.450%	2/4/32	1,000	753
	Altria Group Inc.	5.800%	2/14/39	1,175	1,087
	Altria Group Inc.	3.400%	2/4/41	1,100	712
	Altria Group Inc.	4.250%	8/9/42	710	512
	Altria Group Inc.	4.500%	5/2/43	675	501
	Altria Group Inc.	5.375%	1/31/44	2,075	1,862

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Altria Group Inc.	3.875%	9/16/46	400	260
	Altria Group Inc.	5.950%	2/14/49	1,245	1,113
	Altria Group Inc.	4.450%	5/6/50	1,010	712
	Altria Group Inc.	3.700%	2/4/51	1,000	618
	Altria Group Inc.	6.200%	2/14/59	416	393
	Altria Group Inc.	4.000%	2/4/61	500	318
[8]	Anheuser-Busch Cos. LLC	3.650%	2/1/26	4,177	4,014
[8]	Anheuser-Busch Cos. LLC	4.700%	2/1/36	5,820	5,333
[8]	Anheuser-Busch Cos. LLC	4.900%	2/1/46	10,182	8,867
	Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	850	776
	Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	675	573
	Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	2,275	1,981
	Anheuser-Busch InBev Worldwide Inc.	4.000%	4/13/28	3,929	3,714
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	2,580	2,502
	Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/30	3,700	3,294
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	1,225	1,062
	Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	735	897
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	2,030	1,964
	Anheuser-Busch InBev Worldwide Inc.	4.350%	6/1/40	1,000	847
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	1,660	1,502
	Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	2,722	2,303
	Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	787	646
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	2,300	2,209
	Anheuser-Busch InBev Worldwide Inc.	4.500%	6/1/50	725	604
	Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	600	502
	Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/59	1,000	977
	Anheuser-Busch InBev Worldwide Inc.	4.600%	6/1/60	1,012	829
	Archer-Daniels-Midland Co.	2.500%	8/11/26	899	835
	Archer-Daniels-Midland Co.	3.250%	3/27/30	675	598
	Archer-Daniels-Midland Co.	2.900%	3/1/32	353	294
	Archer-Daniels-Midland Co.	5.935%	10/1/32	280	289
	Archer-Daniels-Midland Co.	4.500%	8/15/33	230	214
	Archer-Daniels-Midland Co.	3.750%	9/15/47	300	221
	Archer-Daniels-Midland Co.	4.500%	3/15/49	525	442
	Archer-Daniels-Midland Co.	2.700%	9/15/51	500	300
	Avery Dennison Corp.	4.875%	12/6/28	300	289
	Avery Dennison Corp.	2.650%	4/30/30	750	611
	Avery Dennison Corp.	5.750%	3/15/33	500	489
	BAT Capital Corp.	4.700%	4/2/27	2,750	2,630
	BAT Capital Corp.	3.557%	8/15/27	929	848
	BAT Capital Corp.	2.259%	3/25/28	1,425	1,205
	BAT Capital Corp.	3.462%	9/6/29	200	171
	BAT Capital Corp.	6.343%	8/2/30	650	640
	BAT Capital Corp.	2.726%	3/25/31	1,750	1,347
	BAT Capital Corp.	4.742%	3/16/32	1,000	881
	BAT Capital Corp.	7.750%	10/19/32	500	528
	BAT Capital Corp.	6.421%	8/2/33	650	631
	BAT Capital Corp.	4.390%	8/15/37	775	591
	BAT Capital Corp.	3.734%	9/25/40	1,000	667
	BAT Capital Corp.	4.540%	8/15/47	1,138	783
	BAT Capital Corp.	5.282%	4/2/50	1,725	1,307
	BAT Capital Corp.	3.984%	9/25/50	925	580
	BAT Capital Corp.	5.650%	3/16/52	1,000	800
	BAT International Finance plc	1.668%	3/25/26	750	675
	BAT International Finance plc	5.931%	2/2/29	650	638
	Brown-Forman Corp.	3.500%	4/15/25	350	339
	Brown-Forman Corp.	4.750%	4/15/33	500	476
	Brown-Forman Corp.	4.500%	7/15/45	395	332

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bunge Ltd. Finance Corp.	3.250%	8/15/26	1,293	1,209
	Bunge Ltd. Finance Corp.	3.750%	9/25/27	500	465
	Bunge Ltd. Finance Corp.	2.750%	5/14/31	1,000	811
	Campbell Soup Co.	3.950%	3/15/25	300	291
	Campbell Soup Co.	3.300%	3/19/25	700	673
	Campbell Soup Co.	4.150%	3/15/28	625	587
	Campbell Soup Co.	2.375%	4/24/30	400	323
	Campbell Soup Co.	4.800%	3/15/48	550	445
	Campbell Soup Co.	3.125%	4/24/50	525	318
	Church & Dwight Co. Inc.	3.150%	8/1/27	350	324
	Church & Dwight Co. Inc.	3.950%	8/1/47	325	245
	Church & Dwight Co. Inc.	5.000%	6/15/52	500	442
	Clorox Co.	3.100%	10/1/27	650	594
	Clorox Co.	3.900%	5/15/28	400	372
	Clorox Co.	1.800%	5/15/30	1,100	866
	Coca-Cola Co.	3.375%	3/25/27	1,250	1,183
	Coca-Cola Co.	2.900%	5/25/27	2,088	1,938
	Coca-Cola Co.	1.450%	6/1/27	100	88
	Coca-Cola Co.	1.500%	3/5/28	500	433
	Coca-Cola Co.	1.000%	3/15/28	821	693
	Coca-Cola Co.	2.125%	9/6/29	500	426
	Coca-Cola Co.	3.450%	3/25/30	900	813
	Coca-Cola Co.	1.650%	6/1/30	2,125	1,701
	Coca-Cola Co.	1.375%	3/15/31	1,250	954
	Coca-Cola Co.	2.250%	1/5/32	1,000	810
	Coca-Cola Co.	4.125%	3/25/40	350	294
	Coca-Cola Co.	2.500%	6/1/40	1,300	882
	Coca-Cola Co.	4.200%	3/25/50	525	442
	Coca-Cola Co.	2.600%	6/1/50	1,150	703
	Coca-Cola Co.	3.000%	3/5/51	1,000	667
	Coca-Cola Co.	2.500%	3/15/51	2,225	1,323
	Coca-Cola Co.	2.750%	6/1/60	600	359
	Coca-Cola Consolidated Inc.	3.800%	11/25/25	350	337
	Coca-Cola Femsa SAB de CV	2.750%	1/22/30	600	510
	Coca-Cola Femsa SAB de CV	1.850%	9/1/32	500	370
	Coca-Cola Femsa SAB de CV	5.250%	11/26/43	650	591
	Colgate-Palmolive Co.	3.100%	8/15/27	1,000	935
	Colgate-Palmolive Co.	4.600%	3/1/28	500	495
	Colgate-Palmolive Co.	3.250%	8/15/32	500	436
	Colgate-Palmolive Co.	4.600%	3/1/33	500	482
[8]	Colgate-Palmolive Co.	4.000%	8/15/45	550	455
	Conagra Brands Inc.	4.600%	11/1/25	1,038	1,009
	Conagra Brands Inc.	7.000%	10/1/28	100	105
	Conagra Brands Inc.	8.250%	9/15/30	250	280
	Conagra Brands Inc.	5.300%	11/1/38	500	438
	Conagra Brands Inc.	5.400%	11/1/48	400	338
	Constellation Brands Inc.	4.750%	11/15/24	375	370
	Constellation Brands Inc.	4.400%	11/15/25	400	389
	Constellation Brands Inc.	4.750%	12/1/25	500	489
	Constellation Brands Inc.	5.000%	2/2/26	225	221
	Constellation Brands Inc.	3.700%	12/6/26	2,919	2,753
	Constellation Brands Inc.	3.500%	5/9/27	450	418
	Constellation Brands Inc.	3.600%	2/15/28	1,700	1,562
	Constellation Brands Inc.	4.650%	11/15/28	250	238
	Constellation Brands Inc.	3.150%	8/1/29	625	548
	Constellation Brands Inc.	2.875%	5/1/30	1,275	1,069
	Constellation Brands Inc.	2.250%	8/1/31	700	545
	Constellation Brands Inc.	4.500%	5/9/47	408	323

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Constellation Brands Inc.	4.100%	2/15/48	275	205
Constellation Brands Inc.	5.250%	11/15/48	1,075	949
Constellation Brands Inc.	3.750%	5/1/50	275	195
Costco Wholesale Corp.	3.000%	5/18/27	800	745
Costco Wholesale Corp.	1.375%	6/20/27	3,220	2,813
Costco Wholesale Corp.	1.600%	4/20/30	1,000	802
Costco Wholesale Corp.	1.750%	4/20/32	5,550	4,253
Delhaize America LLC	9.000%	4/15/31	475	541
Diageo Capital plc	2.125%	10/24/24	1,100	1,060
Diageo Capital plc	1.375%	9/29/25	550	508
Diageo Capital plc	5.300%	10/24/27	1,000	998
Diageo Capital plc	2.375%	10/24/29	800	677
Diageo Capital plc	2.000%	4/29/30	1,000	810
Diageo Capital plc	2.125%	4/29/32	675	522
Diageo Capital plc	5.875%	9/30/36	250	255
Diageo Capital plc	3.875%	4/29/43	400	310
Diageo Investment Corp.	7.450%	4/15/35	325	374
Dollar General Corp.	4.150%	11/1/25	500	482
Dollar General Corp.	3.875%	4/15/27	550	514
Dollar General Corp.	4.125%	5/1/28	400	373
Dollar General Corp.	5.200%	7/5/28	600	581
Dollar General Corp.	5.000%	11/1/32	700	634
Dollar General Corp.	5.450%	7/5/33	800	739
Dollar General Corp.	4.125%	4/3/50	860	581
Dollar Tree Inc.	4.000%	5/15/25	1,450	1,403
Dollar Tree Inc.	3.375%	12/1/51	500	295
Estee Lauder Cos. Inc.	3.150%	3/15/27	2,062	1,925
Estee Lauder Cos. Inc.	4.375%	5/15/28	500	481
Estee Lauder Cos. Inc.	2.375%	12/1/29	525	441
Estee Lauder Cos. Inc.	2.600%	4/15/30	600	504
Estee Lauder Cos. Inc.	1.950%	3/15/31	500	392
Estee Lauder Cos. Inc.	4.650%	5/15/33	500	467
Estee Lauder Cos. Inc.	6.000%	5/15/37	150	153
Estee Lauder Cos. Inc.	4.375%	6/15/45	375	302
Estee Lauder Cos. Inc.	3.125%	12/1/49	450	293
Estee Lauder Cos. Inc.	5.150%	5/15/53	500	449
Flowers Foods Inc.	3.500%	10/1/26	350	327
Flowers Foods Inc.	2.400%	3/15/31	1,000	785
Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	151	121
Fomento Economico Mexicano SAB de CV	3.500%	1/16/50	1,600	1,124
General Mills Inc.	4.200%	4/17/28	1,100	1,036
General Mills Inc.	2.875%	4/15/30	550	464
General Mills Inc.	2.250%	10/14/31	750	583
General Mills Inc.	4.950%	3/29/33	850	795
General Mills Inc.	3.000%	2/1/51	598	369
Haleon US Capital LLC	3.375%	3/24/27	2,500	2,320
Haleon US Capital LLC	3.375%	3/24/29	500	449
Haleon US Capital LLC	3.625%	3/24/32	3,000	2,574
Hershey Co.	2.050%	11/15/24	246	237
Hershey Co.	0.900%	6/1/25	175	162
Hershey Co.	3.200%	8/21/25	455	438
Hershey Co.	4.250%	5/4/28	500	483
Hershey Co.	4.500%	5/4/33	500	471
Hershey Co.	3.125%	11/15/49	275	181
Hormel Foods Corp.	1.700%	6/3/28	500	427
Hormel Foods Corp.	1.800%	6/11/30	775	622

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hormel Foods Corp.	3.050%	6/3/51	750	481
	Ingredion Inc.	3.200%	10/1/26	400	374
	Ingredion Inc.	2.900%	6/1/30	600	501
	J M Smucker Co.	3.500%	3/15/25	700	677
	J M Smucker Co.	3.375%	12/15/27	300	275
	J M Smucker Co.	2.375%	3/15/30	350	285
	J M Smucker Co.	2.125%	3/15/32	500	377
	J M Smucker Co.	4.250%	3/15/35	400	336
	J M Smucker Co.	2.750%	9/15/41	250	157
	J M Smucker Co.	4.375%	3/15/45	100	76
	JBS USA LUX SA	5.125%	2/1/28	500	475
	JBS USA LUX SA	5.750%	4/1/33	1,000	913
[11]	JBS USA LUX SA	6.750%	3/15/34	909	885
	JBS USA LUX SA	4.375%	2/2/52	2,600	1,719
	JBS USA LUX SA	6.500%	12/1/52	1,650	1,476
[11]	JBS USA LUX SA	7.250%	11/15/53	578	558
	Kellogg Co.	3.250%	4/1/26	950	899
	Kellogg Co.	3.400%	11/15/27	950	871
	Kellogg Co.	4.300%	5/15/28	425	401
	Kellogg Co.	2.100%	6/1/30	500	397
[8]	Kellogg Co.	7.450%	4/1/31	500	545
[11]	Kenvue Inc.	5.050%	3/22/28	250	247
[11]	Kenvue Inc.	5.000%	3/22/30	850	828
[11]	Kenvue Inc.	4.900%	3/22/33	1,500	1,434
[11]	Kenvue Inc.	5.100%	3/22/43	520	478
[11]	Kenvue Inc.	5.050%	3/22/53	850	770
[11]	Kenvue Inc.	5.200%	3/22/63	650	585
	Keurig Dr Pepper Inc.	4.417%	5/25/25	209	204
	Keurig Dr Pepper Inc.	3.400%	11/15/25	250	238
	Keurig Dr Pepper Inc.	2.550%	9/15/26	325	298
	Keurig Dr Pepper Inc.	3.430%	6/15/27	375	348
	Keurig Dr Pepper Inc.	3.950%	4/15/29	1,000	922
	Keurig Dr Pepper Inc.	3.200%	5/1/30	612	527
	Keurig Dr Pepper Inc.	2.250%	3/15/31	500	393
	Keurig Dr Pepper Inc.	4.050%	4/15/32	1,000	882
	Keurig Dr Pepper Inc.	4.500%	11/15/45	1,000	800
	Keurig Dr Pepper Inc.	4.420%	12/15/46	325	252
	Keurig Dr Pepper Inc.	3.800%	5/1/50	575	406
	Keurig Dr Pepper Inc.	3.350%	3/15/51	500	320
	Keurig Dr Pepper Inc.	4.500%	4/15/52	1,500	1,180
	Kimberly-Clark Corp.	3.050%	8/15/25	100	96
	Kimberly-Clark Corp.	2.750%	2/15/26	350	331
	Kimberly-Clark Corp.	1.050%	9/15/27	600	512
	Kimberly-Clark Corp.	3.950%	11/1/28	100	95
	Kimberly-Clark Corp.	3.200%	4/25/29	575	522
	Kimberly-Clark Corp.	3.100%	3/26/30	560	492
	Kimberly-Clark Corp.	2.000%	11/2/31	500	394
	Kimberly-Clark Corp.	5.300%	3/1/41	700	671
	Kimberly-Clark Corp.	3.200%	7/30/46	325	220
	Kimberly-Clark Corp.	3.900%	5/4/47	550	420
	Kimberly-Clark Corp.	2.875%	2/7/50	415	266
	Koninklijke Ahold Delhaize NV	5.700%	10/1/40	153	143
	Kraft Heinz Foods Co.	3.000%	6/1/26	1,850	1,733
	Kraft Heinz Foods Co.	3.875%	5/15/27	1,200	1,131
	Kraft Heinz Foods Co.	3.750%	4/1/30	750	670
	Kraft Heinz Foods Co.	4.250%	3/1/31	1,000	909
	Kraft Heinz Foods Co.	6.875%	1/26/39	400	420
	Kraft Heinz Foods Co.	6.500%	2/9/40	750	757

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kraft Heinz Foods Co.	5.200%	7/15/45	2,300	2,001
	Kraft Heinz Foods Co.	4.375%	6/1/46	4,425	3,432
	Kraft Heinz Foods Co.	4.875%	10/1/49	1,450	1,205
	Kraft Heinz Foods Co.	5.500%	6/1/50	1,000	909
	Kroger Co.	3.500%	2/1/26	500	476
	Kroger Co.	2.650%	10/15/26	500	458
	Kroger Co.	4.500%	1/15/29	500	475
[8]	Kroger Co.	7.700%	6/1/29	200	219
	Kroger Co.	8.000%	9/15/29	750	836
	Kroger Co.	2.200%	5/1/30	1,250	999
	Kroger Co.	1.700%	1/15/31	700	526
	Kroger Co.	6.900%	4/15/38	300	316
	Kroger Co.	5.400%	7/15/40	250	224
	Kroger Co.	5.000%	4/15/42	650	547
	Kroger Co.	5.150%	8/1/43	350	297
	Kroger Co.	4.450%	2/1/47	679	530
	Kroger Co.	4.650%	1/15/48	925	739
	Kroger Co.	3.950%	1/15/50	700	503
	McCormick & Co. Inc.	3.400%	8/15/27	700	646
	McCormick & Co. Inc.	2.500%	4/15/30	2,300	1,877
	McCormick & Co. Inc.	1.850%	2/15/31	500	380
	McCormick & Co. Inc.	4.200%	8/15/47	75	57
	Mead Johnson Nutrition Co.	4.125%	11/15/25	1,235	1,196
	Mead Johnson Nutrition Co.	5.900%	11/1/39	640	629
	Mead Johnson Nutrition Co.	4.600%	6/1/44	750	628
	Molson Coors Beverage Co.	3.000%	7/15/26	1,650	1,534
	Molson Coors Beverage Co.	5.000%	5/1/42	1,150	988
	Molson Coors Beverage Co.	4.200%	7/15/46	1,235	927
	Mondelez International Inc.	1.500%	5/4/25	400	374
	Mondelez International Inc.	2.625%	3/17/27	700	637
	Mondelez International Inc.	2.750%	4/13/30	896	753
	Mondelez International Inc.	1.500%	2/4/31	1,250	940
	Mondelez International Inc.	3.000%	3/17/32	250	206
	Mondelez International Inc.	1.875%	10/15/32	500	373
	Mondelez International Inc.	2.625%	9/4/50	1,000	574
	PepsiCo Inc.	2.250%	3/19/25	1,045	998
	PepsiCo Inc.	2.750%	4/30/25	975	935
	PepsiCo Inc.	3.500%	7/17/25	1,425	1,380
	PepsiCo Inc.	2.850%	2/24/26	575	544
	PepsiCo Inc.	2.625%	3/19/27	375	345
	PepsiCo Inc.	3.000%	10/15/27	1,225	1,136
	PepsiCo Inc.	4.450%	5/15/28	625	613
	PepsiCo Inc.	2.750%	3/19/30	1,225	1,059
	PepsiCo Inc.	1.625%	5/1/30	1,725	1,384
	PepsiCo Inc.	1.400%	2/25/31	750	576
	PepsiCo Inc.	3.500%	3/19/40	1,325	1,024
	PepsiCo Inc.	2.625%	10/21/41	1,000	678
	PepsiCo Inc.	4.000%	3/5/42	541	437
	PepsiCo Inc.	3.600%	8/13/42	725	566
	PepsiCo Inc.	4.250%	10/22/44	475	390
	PepsiCo Inc.	4.450%	4/14/46	1,650	1,428
	PepsiCo Inc.	3.450%	10/6/46	1,675	1,230
	PepsiCo Inc.	3.375%	7/29/49	850	606
	PepsiCo Inc.	2.875%	10/15/49	875	570
	PepsiCo Inc.	3.625%	3/19/50	785	588
	PepsiCo Inc.	3.875%	3/19/60	300	225
	Philip Morris International Inc.	5.125%	11/15/24	500	496
	Philip Morris International Inc.	1.500%	5/1/25	950	889

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Philip Morris International Inc.	3.375%	8/11/25	475	456
	Philip Morris International Inc.	5.000%	11/17/25	875	864
	Philip Morris International Inc.	4.875%	2/13/26	500	492
	Philip Morris International Inc.	2.750%	2/25/26	505	473
	Philip Morris International Inc.	0.875%	5/1/26	500	445
	Philip Morris International Inc.	3.125%	8/17/27	425	391
	Philip Morris International Inc.	5.125%	11/17/27	1,375	1,347
	Philip Morris International Inc.	4.875%	2/15/28	1,000	969
	Philip Morris International Inc.	3.125%	3/2/28	400	361
	Philip Morris International Inc.	3.375%	8/15/29	600	528
	Philip Morris International Inc.	5.625%	11/17/29	1,125	1,111
	Philip Morris International Inc.	5.125%	2/15/30	500	480
	Philip Morris International Inc.	2.100%	5/1/30	1,575	1,254
	Philip Morris International Inc.	5.500%	9/7/30	173	168
	Philip Morris International Inc.	1.750%	11/1/30	500	380
	Philip Morris International Inc.	5.750%	11/17/32	1,960	1,910
	Philip Morris International Inc.	5.375%	2/15/33	1,000	945
	Philip Morris International Inc.	5.625%	9/7/33	235	226
	Philip Morris International Inc.	6.375%	5/16/38	575	584
	Philip Morris International Inc.	4.375%	11/15/41	1,175	919
	Philip Morris International Inc.	4.500%	3/20/42	550	440
	Philip Morris International Inc.	3.875%	8/21/42	75	55
	Philip Morris International Inc.	4.125%	3/4/43	875	658
	Philip Morris International Inc.	4.875%	11/15/43	530	440
	Philip Morris International Inc.	4.250%	11/10/44	2,000	1,515
	Pilgrim's Pride Corp.	3.500%	3/1/32	1,000	774
	Procter & Gamble Co.	0.550%	10/29/25	800	727
	Procter & Gamble Co.	2.450%	11/3/26	800	742
	Procter & Gamble Co.	2.800%	3/25/27	4,000	3,706
	Procter & Gamble Co.	3.000%	3/25/30	2,055	1,824
	Procter & Gamble Co.	1.200%	10/29/30	625	483
	Procter & Gamble Co.	5.550%	3/5/37	625	644
	Procter & Gamble Co.	3.550%	3/25/40	1,294	1,045
	Procter & Gamble Co.	3.500%	10/25/47	413	310
	Reynolds American Inc.	4.450%	6/12/25	2,623	2,548
	Reynolds American Inc.	5.700%	8/15/35	1,075	958
	Reynolds American Inc.	7.250%	6/15/37	325	326
[8]	Reynolds American Inc.	8.125%	5/1/40	400	414
[8]	Reynolds American Inc.	7.000%	8/4/41	150	143
	Reynolds American Inc.	6.150%	9/15/43	400	351
	Reynolds American Inc.	5.850%	8/15/45	1,985	1,641
	Sysco Corp.	3.750%	10/1/25	1,086	1,043
	Sysco Corp.	3.300%	7/15/26	975	916
	Sysco Corp.	3.250%	7/15/27	925	849
	Sysco Corp.	5.950%	4/1/30	564	568
	Sysco Corp.	2.450%	12/14/31	500	391
	Sysco Corp.	6.600%	4/1/40	735	750
	Sysco Corp.	4.850%	10/1/45	125	102
	Sysco Corp.	4.500%	4/1/46	408	319
	Sysco Corp.	4.450%	3/15/48	408	317
	Sysco Corp.	3.300%	2/15/50	425	272
	Sysco Corp.	6.600%	4/1/50	950	980
	Sysco Corp.	3.150%	12/14/51	600	368
	Target Corp.	2.250%	4/15/25	500	476
	Target Corp.	2.500%	4/15/26	1,075	1,011
	Target Corp.	1.950%	1/15/27	600	542
	Target Corp.	3.375%	4/15/29	850	780
	Target Corp.	2.650%	9/15/30	1,750	1,475

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Target Corp.	4.500%	9/15/32	500	465
	Target Corp.	4.400%	1/15/33	1,500	1,381
	Target Corp.	6.500%	10/15/37	450	476
	Target Corp.	7.000%	1/15/38	300	336
	Target Corp.	4.000%	7/1/42	500	408
	Target Corp.	3.625%	4/15/46	500	364
	Target Corp.	2.950%	1/15/52	700	425
	Target Corp.	4.800%	1/15/53	650	556
	Tyson Foods Inc.	4.000%	3/1/26	580	557
	Tyson Foods Inc.	3.550%	6/2/27	1,125	1,042
	Tyson Foods Inc.	4.350%	3/1/29	1,145	1,065
	Tyson Foods Inc.	5.150%	8/15/44	550	459
	Tyson Foods Inc.	5.100%	9/28/48	1,700	1,382
	Unilever Capital Corp.	3.375%	3/22/25	250	242
	Unilever Capital Corp.	3.100%	7/30/25	550	528
	Unilever Capital Corp.	2.000%	7/28/26	550	504
	Unilever Capital Corp.	4.875%	9/8/28	500	492
	Unilever Capital Corp.	2.125%	9/6/29	1,575	1,324
	Unilever Capital Corp.	1.375%	9/14/30	500	386
	Unilever Capital Corp.	1.750%	8/12/31	500	386
	Unilever Capital Corp.	5.900%	11/15/32	800	828
	Unilever Capital Corp.	5.000%	12/8/33	500	484
[8]	Unilever Capital Corp.	2.625%	8/12/51	500	301
	Walgreens Boots Alliance Inc.	3.800%	11/18/24	1,525	1,484
	Walgreens Boots Alliance Inc.	3.450%	6/1/26	1,475	1,367
	Walgreens Boots Alliance Inc.	3.200%	4/15/30	1,200	977
	Walgreens Boots Alliance Inc.	4.800%	11/18/44	1,205	865
	Walgreens Boots Alliance Inc.	4.100%	4/15/50	200	124
	Walmart Inc.	2.650%	12/15/24	875	848
	Walmart Inc.	3.550%	6/26/25	1,275	1,237
	Walmart Inc.	3.900%	9/9/25	900	877
	Walmart Inc.	4.000%	4/15/26	240	234
	Walmart Inc.	3.050%	7/8/26	1,700	1,611
	Walmart Inc.	1.050%	9/17/26	462	412
	Walmart Inc.	3.900%	4/15/28	600	573
	Walmart Inc.	1.500%	9/22/28	675	572
	Walmart Inc.	3.250%	7/8/29	1,633	1,490
	Walmart Inc.	2.375%	9/24/29	175	152
	Walmart Inc.	4.000%	4/15/30	250	234
	Walmart Inc.	1.800%	9/22/31	462	363
	Walmart Inc.	4.150%	9/9/32	1,000	931
	Walmart Inc.	4.100%	4/15/33	1,000	915
	Walmart Inc.	5.250%	9/1/35	820	820
	Walmart Inc.	6.200%	4/15/38	570	618
	Walmart Inc.	3.950%	6/28/38	2,175	1,863
	Walmart Inc.	5.625%	4/1/40	312	315
	Walmart Inc.	5.000%	10/25/40	235	225
	Walmart Inc.	4.000%	4/11/43	1,920	1,575
	Walmart Inc.	3.625%	12/15/47	1,300	984
	Walmart Inc.	4.050%	6/29/48	1,256	1,030
	Walmart Inc.	2.950%	9/24/49	720	471
	Walmart Inc.	2.650%	9/22/51	700	431
	Walmart Inc.	4.500%	9/9/52	800	687
	Walmart Inc.	4.500%	4/15/53	1,000	862
					321,632
Energy (0.7%)
	Apache Corp.	4.375%	10/15/28	72	65
	Apache Corp.	4.250%	1/15/30	276	245

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Apache Corp.	6.000%	1/15/37	355	321
	Apache Corp.	5.100%	9/1/40	1,076	856
	Apache Corp.	5.250%	2/1/42	192	150
	Apache Corp.	4.750%	4/15/43	346	253
	Apache Corp.	5.350%	7/1/49	313	241
	Baker Hughes Holdings LLC	2.061%	12/15/26	500	449
	Baker Hughes Holdings LLC	3.337%	12/15/27	1,050	959
	Baker Hughes Holdings LLC	3.138%	11/7/29	450	390
	Baker Hughes Holdings LLC	5.125%	9/15/40	1,020	919
	Baker Hughes Holdings LLC	4.080%	12/15/47	1,269	947
	Boardwalk Pipelines LP	4.950%	12/15/24	945	930
	Boardwalk Pipelines LP	5.950%	6/1/26	425	423
	Boardwalk Pipelines LP	4.800%	5/3/29	100	93
	Boardwalk Pipelines LP	3.600%	9/1/32	500	407
	BP Capital Markets America Inc.	3.796%	9/21/25	1,614	1,564
	BP Capital Markets America Inc.	3.410%	2/11/26	800	764
[8]	BP Capital Markets America Inc.	3.119%	5/4/26	2,800	2,645
[8]	BP Capital Markets America Inc.	3.017%	1/16/27	1,800	1,670
	BP Capital Markets America Inc.	3.937%	9/21/28	1,800	1,685
	BP Capital Markets America Inc.	3.633%	4/6/30	2,600	2,338
	BP Capital Markets America Inc.	1.749%	8/10/30	900	710
	BP Capital Markets America Inc.	2.721%	1/12/32	900	730
	BP Capital Markets America Inc.	4.812%	2/13/33	1,900	1,779
	BP Capital Markets America Inc.	4.893%	9/11/33	1,198	1,124
	BP Capital Markets America Inc.	3.060%	6/17/41	1,000	690
	BP Capital Markets America Inc.	3.000%	2/24/50	2,200	1,371
	BP Capital Markets America Inc.	2.772%	11/10/50	1,450	853
	BP Capital Markets America Inc.	2.939%	6/4/51	1,900	1,158
	BP Capital Markets America Inc.	3.001%	3/17/52	1,200	737
	BP Capital Markets America Inc.	3.379%	2/8/61	1,900	1,183
	BP Capital Markets plc	3.279%	9/19/27	2,135	1,981
	BP Capital Markets plc	3.723%	11/28/28	685	632
	Burlington Resources LLC	7.400%	12/1/31	600	669
	Canadian Natural Resources Ltd.	3.900%	2/1/25	500	485
	Canadian Natural Resources Ltd.	2.050%	7/15/25	400	373
	Canadian Natural Resources Ltd.	3.850%	6/1/27	2,000	1,863
	Canadian Natural Resources Ltd.	2.950%	7/15/30	500	415
	Canadian Natural Resources Ltd.	7.200%	1/15/32	475	499
	Canadian Natural Resources Ltd.	6.450%	6/30/33	400	399
	Canadian Natural Resources Ltd.	5.850%	2/1/35	700	658
	Canadian Natural Resources Ltd.	6.500%	2/15/37	350	342
	Canadian Natural Resources Ltd.	6.250%	3/15/38	1,000	966
	Canadian Natural Resources Ltd.	6.750%	2/1/39	325	322
[8]	Canadian Natural Resources Ltd.	4.950%	6/1/47	90	74
	Cenovus Energy Inc.	4.250%	4/15/27	350	331
	Cenovus Energy Inc.	2.650%	1/15/32	450	350
	Cenovus Energy Inc.	5.250%	6/15/37	282	250
	Cenovus Energy Inc.	6.750%	11/15/39	195	194
	Cenovus Energy Inc.	5.400%	6/15/47	342	292
	Cenovus Energy Inc.	3.750%	2/15/52	700	463
	Cheniere Corpus Christi Holdings LLC	5.875%	3/31/25	1,750	1,737
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	1,050	1,020
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	1,150	1,019
	Cheniere Corpus Christi Holdings LLC	2.742%	12/31/39	600	448
	Cheniere Energy Inc.	4.625%	10/15/28	1,193	1,099
	Cheniere Energy Partners LP	4.500%	10/1/29	1,300	1,177
	Cheniere Energy Partners LP	4.000%	3/1/31	629	536
	Cheniere Energy Partners LP	3.250%	1/31/32	1,500	1,192

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[11]	Cheniere Energy Partners LP	5.950%	6/30/33	1,100	1,061
	Chevron Corp.	1.554%	5/11/25	3,150	2,964
	Chevron Corp.	3.326%	11/17/25	200	192
	Chevron Corp.	1.995%	5/11/27	500	448
	Chevron Corp.	2.236%	5/11/30	2,200	1,835
	Chevron Corp.	3.078%	5/11/50	900	604
	Chevron USA Inc.	0.687%	8/12/25	500	459
	Chevron USA Inc.	1.018%	8/12/27	500	429
	Chevron USA Inc.	3.850%	1/15/28	450	427
	Chevron USA Inc.	3.250%	10/15/29	1,000	901
	Chevron USA Inc.	5.250%	11/15/43	450	420
	Chevron USA Inc.	2.343%	8/12/50	500	283
	CNOOC Finance 2013 Ltd.	4.250%	5/9/43	970	775
	CNOOC Finance 2013 Ltd.	3.300%	9/30/49	600	388
	CNOOC Finance 2014 ULC	4.875%	4/30/44	200	173
	CNOOC Finance 2015 USA LLC	4.375%	5/2/28	1,125	1,083
	CNOOC Petroleum North America ULC	7.875%	3/15/32	800	912
	CNOOC Petroleum North America ULC	5.875%	3/10/35	500	496
	CNOOC Petroleum North America ULC	6.400%	5/15/37	1,075	1,109
	CNOOC Petroleum North America ULC	7.500%	7/30/39	400	452
	Columbia Pipeline Group Inc.	4.500%	6/1/25	1,045	1,016
	Columbia Pipeline Group Inc.	5.800%	6/1/45	672	595
	ConocoPhillips	4.300%	8/15/28	475	451
	ConocoPhillips	2.400%	2/15/31	500	399
	ConocoPhillips	5.900%	10/15/32	400	414
	ConocoPhillips	5.900%	5/15/38	1,255	1,248
	ConocoPhillips	6.500%	2/1/39	975	1,042
	ConocoPhillips	4.875%	10/1/47	777	671
	ConocoPhillips Co.	2.400%	3/7/25	55	53
	ConocoPhillips Co.	6.950%	4/15/29	656	708
	ConocoPhillips Co.	5.050%	9/15/33	800	766
	ConocoPhillips Co.	3.758%	3/15/42	719	551
	ConocoPhillips Co.	4.300%	11/15/44	750	606
	ConocoPhillips Co.	3.800%	3/15/52	500	362
	ConocoPhillips Co.	5.300%	5/15/53	445	408
	ConocoPhillips Co.	5.550%	3/15/54	800	760
	ConocoPhillips Co.	4.025%	3/15/62	1,675	1,202
	ConocoPhillips Co.	5.700%	9/15/63	500	475
	Continental Resources Inc.	4.375%	1/15/28	600	556
	Continental Resources Inc.	4.900%	6/1/44	250	184
	Coterra Energy Inc.	3.900%	5/15/27	700	657
	Coterra Energy Inc.	4.375%	3/15/29	600	554
	DCP Midstream Operating LP	5.375%	7/15/25	254	251
	DCP Midstream Operating LP	5.625%	7/15/27	195	192
	DCP Midstream Operating LP	5.125%	5/15/29	465	443
	DCP Midstream Operating LP	3.250%	2/15/32	263	212
	DCP Midstream Operating LP	5.600%	4/1/44	400	351
	Devon Energy Corp.	5.850%	12/15/25	300	298
	Devon Energy Corp.	5.250%	10/15/27	360	350
	Devon Energy Corp.	5.875%	6/15/28	260	258
	Devon Energy Corp.	4.500%	1/15/30	518	470
	Devon Energy Corp.	7.875%	9/30/31	590	646
	Devon Energy Corp.	7.950%	4/15/32	245	271
	Devon Energy Corp.	5.600%	7/15/41	1,310	1,156
	Devon Energy Corp.	4.750%	5/15/42	250	199
	Devon Energy Corp.	5.000%	6/15/45	700	564
	Diamondback Energy Inc.	3.250%	12/1/26	700	654
	Diamondback Energy Inc.	3.500%	12/1/29	1,100	977

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Diamondback Energy Inc.	3.125%	3/24/31	600	500
	Diamondback Energy Inc.	6.250%	3/15/33	750	751
	Diamondback Energy Inc.	4.400%	3/24/51	500	369
	Diamondback Energy Inc.	4.250%	3/15/52	700	498
	Diamondback Energy Inc.	6.250%	3/15/53	550	525
[8]	Eastern Gas Transmission & Storage Inc.	3.600%	12/15/24	83	80
	Eastern Gas Transmission & Storage Inc.	3.000%	11/15/29	1,000	849
[8]	Eastern Gas Transmission & Storage Inc.	4.800%	11/1/43	325	264
[8]	Eastern Gas Transmission & Storage Inc.	4.600%	12/15/44	400	308
[8]	Enbridge Energy Partners LP	7.500%	4/15/38	300	316
	Enbridge Energy Partners LP	5.500%	9/15/40	575	506
	Enbridge Energy Partners LP	7.375%	10/15/45	800	851
	Enbridge Inc.	2.500%	1/15/25	715	683
	Enbridge Inc.	2.500%	2/14/25	250	238
	Enbridge Inc.	1.600%	10/4/26	500	444
	Enbridge Inc.	4.250%	12/1/26	550	525
	Enbridge Inc.	3.125%	11/15/29	825	710
	Enbridge Inc.	5.700%	3/8/33	1,200	1,150
	Enbridge Inc.	2.500%	8/1/33	900	668
	Enbridge Inc.	4.500%	6/10/44	925	710
	Enbridge Inc.	5.500%	12/1/46	300	261
	Enbridge Inc.	4.000%	11/15/49	325	228
	Enbridge Inc.	3.400%	8/1/51	1,000	624
	Energy Transfer LP	4.050%	3/15/25	2,091	2,032
	Energy Transfer LP	2.900%	5/15/25	375	356
	Energy Transfer LP	5.950%	12/1/25	1,878	1,870
	Energy Transfer LP	4.750%	1/15/26	300	292
	Energy Transfer LP	4.400%	3/15/27	800	758
[8]	Energy Transfer LP	5.500%	6/1/27	1,000	983
	Energy Transfer LP	5.550%	2/15/28	300	295
	Energy Transfer LP	4.950%	5/15/28	800	765
	Energy Transfer LP	5.250%	4/15/29	1,300	1,246
	Energy Transfer LP	4.150%	9/15/29	550	499
	Energy Transfer LP	3.750%	5/15/30	1,775	1,547
	Energy Transfer LP	5.750%	2/15/33	400	385
	Energy Transfer LP	4.900%	3/15/35	250	220
	Energy Transfer LP	6.625%	10/15/36	350	345
[8]	Energy Transfer LP	5.800%	6/15/38	1,080	985
	Energy Transfer LP	7.500%	7/1/38	800	840
	Energy Transfer LP	6.050%	6/1/41	875	792
	Energy Transfer LP	6.500%	2/1/42	300	286
	Energy Transfer LP	5.150%	2/1/43	425	339
	Energy Transfer LP	5.300%	4/1/44	950	770
	Energy Transfer LP	5.000%	5/15/44	450	351
	Energy Transfer LP	5.150%	3/15/45	150	120
	Energy Transfer LP	5.350%	5/15/45	725	593
	Energy Transfer LP	6.125%	12/15/45	1,050	938
	Energy Transfer LP	5.300%	4/15/47	1,705	1,381
	Energy Transfer LP	5.400%	10/1/47	365	300
	Energy Transfer LP	6.000%	6/15/48	1,350	1,198
	Energy Transfer LP	6.250%	4/15/49	1,200	1,101
	Energy Transfer LP	5.000%	5/15/50	1,900	1,489
	Enterprise Products Operating LLC	3.750%	2/15/25	825	801
	Enterprise Products Operating LLC	5.050%	1/10/26	300	297

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Enterprise Products Operating LLC	3.700%	2/15/26	400	383
	Enterprise Products Operating LLC	3.125%	7/31/29	1,550	1,361
	Enterprise Products Operating LLC	2.800%	1/31/30	1,226	1,042
[8]	Enterprise Products Operating LLC	6.875%	3/1/33	1,375	1,480
	Enterprise Products Operating LLC	7.550%	4/15/38	300	333
	Enterprise Products Operating LLC	5.950%	2/1/41	470	462
	Enterprise Products Operating LLC	4.850%	8/15/42	850	735
	Enterprise Products Operating LLC	4.450%	2/15/43	1,000	817
	Enterprise Products Operating LLC	4.850%	3/15/44	1,780	1,530
	Enterprise Products Operating LLC	5.100%	2/15/45	982	868
	Enterprise Products Operating LLC	4.900%	5/15/46	500	426
	Enterprise Products Operating LLC	4.250%	2/15/48	1,550	1,213
	Enterprise Products Operating LLC	4.800%	2/1/49	1,000	848
	Enterprise Products Operating LLC	4.200%	1/31/50	1,100	848
	Enterprise Products Operating LLC	3.700%	1/31/51	1,000	704
	Enterprise Products Operating LLC	3.200%	2/15/52	500	319
	Enterprise Products Operating LLC	3.300%	2/15/53	950	618
	Enterprise Products Operating LLC	4.950%	10/15/54	300	252
	Enterprise Products Operating LLC	3.950%	1/31/60	1,100	773
[8]	Enterprise Products Operating LLC	5.250%	8/16/77	400	353
[8]	Enterprise Products Operating LLC	5.375%	2/15/78	1,225	1,019
	EOG Resources Inc.	4.150%	1/15/26	600	582
	EOG Resources Inc.	4.950%	4/15/50	700	618
	EQT Corp.	6.125%	2/1/25	332	331
	EQT Corp.	3.900%	10/1/27	900	833
	EQT Corp.	5.700%	4/1/28	550	539
	EQT Corp.	7.000%	2/1/30	1,000	1,032
	Exxon Mobil Corp.	2.992%	3/19/25	5,775	5,577
	Exxon Mobil Corp.	3.043%	3/1/26	1,350	1,280
	Exxon Mobil Corp.	2.275%	8/16/26	400	370
	Exxon Mobil Corp.	3.294%	3/19/27	1,100	1,038
	Exxon Mobil Corp.	2.440%	8/16/29	1,000	865
	Exxon Mobil Corp.	3.482%	3/19/30	1,425	1,285
	Exxon Mobil Corp.	2.610%	10/15/30	1,875	1,583
	Exxon Mobil Corp.	2.995%	8/16/39	1,065	775
	Exxon Mobil Corp.	4.227%	3/19/40	1,850	1,573
	Exxon Mobil Corp.	3.567%	3/6/45	750	552
	Exxon Mobil Corp.	4.114%	3/1/46	1,000	800
	Exxon Mobil Corp.	3.095%	8/16/49	1,269	835
	Exxon Mobil Corp.	4.327%	3/19/50	2,300	1,891
	Exxon Mobil Corp.	3.452%	4/15/51	2,600	1,810
	Halliburton Co.	3.800%	11/15/25	354	342
	Halliburton Co.	4.850%	11/15/35	1,000	899
	Halliburton Co.	6.700%	9/15/38	1,070	1,125
	Halliburton Co.	4.500%	11/15/41	675	539
	Halliburton Co.	4.750%	8/1/43	725	593
	Halliburton Co.	5.000%	11/15/45	1,709	1,445
	Helmerich & Payne Inc.	2.900%	9/29/31	565	446
	Hess Corp.	4.300%	4/1/27	1,000	950
	Hess Corp.	7.300%	8/15/31	485	514
	Hess Corp.	7.125%	3/15/33	415	437
	Hess Corp.	5.600%	2/15/41	1,750	1,580
	Hess Corp.	5.800%	4/1/47	500	454
	HF Sinclair Corp.	5.875%	4/1/26	860	857
	HF Sinclair Corp.	4.500%	10/1/30	400	352
	Kinder Morgan Energy Partners LP	7.300%	8/15/33	175	184
	Kinder Morgan Energy Partners LP	5.800%	3/15/35	300	282
	Kinder Morgan Energy Partners LP	6.500%	2/1/37	400	390

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Kinder Morgan Energy Partners LP	6.950%	1/15/38	335	344
	Kinder Morgan Energy Partners LP	6.500%	9/1/39	1,625	1,565
	Kinder Morgan Energy Partners LP	6.550%	9/15/40	1,290	1,233
	Kinder Morgan Energy Partners LP	7.500%	11/15/40	300	313
	Kinder Morgan Energy Partners LP	4.700%	11/1/42	1,822	1,413
	Kinder Morgan Energy Partners LP	5.000%	3/1/43	500	403
	Kinder Morgan Energy Partners LP	5.500%	3/1/44	500	426
	Kinder Morgan Inc.	4.300%	6/1/25	817	796
	Kinder Morgan Inc.	1.750%	11/15/26	500	445
	Kinder Morgan Inc.	4.300%	3/1/28	1,080	1,015
	Kinder Morgan Inc.	2.000%	2/15/31	500	381
[8]	Kinder Morgan Inc.	7.800%	8/1/31	330	357
[8]	Kinder Morgan Inc.	7.750%	1/15/32	1,025	1,111
	Kinder Morgan Inc.	4.800%	2/1/33	500	450
	Kinder Morgan Inc.	5.200%	6/1/33	1,300	1,202
	Kinder Morgan Inc.	5.300%	12/1/34	1,325	1,214
	Kinder Morgan Inc.	5.550%	6/1/45	1,375	1,182
	Kinder Morgan Inc.	5.050%	2/15/46	200	160
	Kinder Morgan Inc.	3.250%	8/1/50	500	298
	Kinder Morgan Inc.	3.600%	2/15/51	1,325	838
	Magellan Midstream Partners LP	5.000%	3/1/26	450	442
	Magellan Midstream Partners LP	3.250%	6/1/30	500	426
	Magellan Midstream Partners LP	5.150%	10/15/43	350	283
	Magellan Midstream Partners LP	4.250%	9/15/46	300	211
	Magellan Midstream Partners LP	4.200%	10/3/47	725	508
	Magellan Midstream Partners LP	4.850%	2/1/49	200	154
	Magellan Midstream Partners LP	3.950%	3/1/50	625	418
	Marathon Oil Corp.	4.400%	7/15/27	1,350	1,269
	Marathon Oil Corp.	6.800%	3/15/32	530	537
	Marathon Oil Corp.	6.600%	10/1/37	650	631
	Marathon Oil Corp.	5.200%	6/1/45	200	157
	Marathon Petroleum Corp.	4.700%	5/1/25	800	783
	Marathon Petroleum Corp.	5.125%	12/15/26	1,035	1,018
	Marathon Petroleum Corp.	3.800%	4/1/28	1,150	1,057
	Marathon Petroleum Corp.	6.500%	3/1/41	1,075	1,061
	Marathon Petroleum Corp.	4.750%	9/15/44	200	158
	Marathon Petroleum Corp.	4.500%	4/1/48	900	669
	Marathon Petroleum Corp.	5.000%	9/15/54	325	251
	MPLX LP	4.875%	12/1/24	838	826
	MPLX LP	4.875%	6/1/25	3,085	3,025
	MPLX LP	1.750%	3/1/26	600	544
	MPLX LP	4.250%	12/1/27	1,010	947
	MPLX LP	4.000%	3/15/28	950	877
	MPLX LP	4.800%	2/15/29	500	474
	MPLX LP	2.650%	8/15/30	2,000	1,614
	MPLX LP	4.950%	9/1/32	571	520
	MPLX LP	5.000%	3/1/33	1,000	911
	MPLX LP	4.500%	4/15/38	1,575	1,273
	MPLX LP	5.200%	3/1/47	1,950	1,589
	MPLX LP	5.200%	12/1/47	500	405
	MPLX LP	4.700%	4/15/48	800	606
	MPLX LP	5.500%	2/15/49	1,775	1,503
	MPLX LP	5.650%	3/1/53	500	430
	NOV Inc.	3.600%	12/1/29	500	437
	NOV Inc.	3.950%	12/1/42	800	559
	Occidental Petroleum Corp.	5.875%	9/1/25	492	490
	Occidental Petroleum Corp.	5.500%	12/1/25	375	370
	Occidental Petroleum Corp.	5.550%	3/15/26	691	682

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Occidental Petroleum Corp.	8.500%	7/15/27	397	425
Occidental Petroleum Corp.	6.375%	9/1/28	448	451
Occidental Petroleum Corp.	8.875%	7/15/30	811	910
Occidental Petroleum Corp.	6.625%	9/1/30	1,176	1,192
Occidental Petroleum Corp.	6.125%	1/1/31	926	913
Occidental Petroleum Corp.	7.500%	5/1/31	704	744
Occidental Petroleum Corp.	7.875%	9/15/31	392	424
Occidental Petroleum Corp.	6.450%	9/15/36	1,388	1,363
Occidental Petroleum Corp.	7.950%	6/15/39	323	349
Occidental Petroleum Corp.	6.200%	3/15/40	588	560
Occidental Petroleum Corp.	6.600%	3/15/46	905	889
Occidental Petroleum Corp.	4.400%	4/15/46	344	252
Occidental Petroleum Corp.	4.200%	3/15/48	244	170
ONEOK Inc.	5.550%	11/1/26	209	208
ONEOK Inc.	4.000%	7/13/27	1,150	1,076
ONEOK Inc.	4.550%	7/15/28	800	753
ONEOK Inc.	5.650%	11/1/28	500	493
ONEOK Inc.	3.400%	9/1/29	1,810	1,570
ONEOK Inc.	3.100%	3/15/30	1,000	837
ONEOK Inc.	6.350%	1/15/31	1,000	1,004
ONEOK Inc.	6.050%	9/1/33	1,400	1,376
ONEOK Inc.	4.950%	7/13/47	775	611
ONEOK Inc.	5.200%	7/15/48	650	532
ONEOK Inc.	4.450%	9/1/49	800	574
ONEOK Inc.	4.500%	3/15/50	400	290
ONEOK Inc.	6.625%	9/1/53	1,500	1,468
ONEOK Partners LP	4.900%	3/15/25	450	442
ONEOK Partners LP	6.650%	10/1/36	360	357
ONEOK Partners LP	6.850%	10/15/37	300	303
ONEOK Partners LP	6.125%	2/1/41	1,040	962
Ovintiv Inc.	5.375%	1/1/26	100	99
Ovintiv Inc.	5.650%	5/15/28	560	548
Ovintiv Inc.	7.375%	11/1/31	450	472
Ovintiv Inc.	6.250%	7/15/33	400	387
Ovintiv Inc.	6.500%	8/15/34	700	688
Ovintiv Inc.	6.625%	8/15/37	1,000	957
Ovintiv Inc.	7.100%	7/15/53	400	398
Patterson-UTI Energy Inc.	3.950%	2/1/28	400	359
Patterson-UTI Energy Inc.	5.150%	11/15/29	285	260
Patterson-UTI Energy Inc.	7.150%	10/1/33	325	326
Phillips 66	3.850%	4/9/25	600	583
Phillips 66	1.300%	2/15/26	500	452
Phillips 66	3.900%	3/15/28	600	561
Phillips 66	2.150%	12/15/30	800	629
Phillips 66	4.650%	11/15/34	1,000	898
Phillips 66	4.875%	11/15/44	1,750	1,495
Phillips 66	3.300%	3/15/52	900	563
Phillips 66 Co.	2.450%	12/15/24	250	240
Phillips 66 Co.	3.605%	2/15/25	600	581
Phillips 66 Co.	3.550%	10/1/26	425	400
Phillips 66 Co.	4.950%	12/1/27	200	196
Phillips 66 Co.	3.750%	3/1/28	400	371
Phillips 66 Co.	3.150%	12/15/29	250	216
Phillips 66 Co.	5.300%	6/30/33	350	334
Phillips 66 Co.	4.680%	2/15/45	1,080	860
Pioneer Natural Resources Co.	1.125%	1/15/26	500	452
Pioneer Natural Resources Co.	1.900%	8/15/30	1,025	803
Pioneer Natural Resources Co.	2.150%	1/15/31	975	769

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Plains All American Pipeline LP	3.600%	11/1/24	2,155	2,096
Plains All American Pipeline LP	4.650%	10/15/25	600	582
Plains All American Pipeline LP	4.500%	12/15/26	350	334
Plains All American Pipeline LP	3.550%	12/15/29	1,200	1,030
Plains All American Pipeline LP	3.800%	9/15/30	525	450
Plains All American Pipeline LP	6.650%	1/15/37	500	488
Plains All American Pipeline LP	5.150%	6/1/42	500	395
Plains All American Pipeline LP	4.700%	6/15/44	500	369
Plains All American Pipeline LP	4.900%	2/15/45	650	491
Sabine Pass Liquefaction LLC	5.625%	3/1/25	3,225	3,204
Sabine Pass Liquefaction LLC	5.875%	6/30/26	1,200	1,198
Sabine Pass Liquefaction LLC	5.000%	3/15/27	1,600	1,552
Sabine Pass Liquefaction LLC	4.200%	3/15/28	1,000	932
Sabine Pass Liquefaction LLC	4.500%	5/15/30	2,500	2,294
Sabine Pass Liquefaction LLC	5.900%	9/15/37	500	491
Schlumberger Finance Canada Ltd.	1.400%	9/17/25	600	553
Schlumberger Investment SA	4.500%	5/15/28	400	387
Schlumberger Investment SA	2.650%	6/26/30	1,300	1,100
Schlumberger Investment SA	4.850%	5/15/33	200	189
Shell International Finance BV	2.000%	11/7/24	925	891
Shell International Finance BV	3.250%	5/11/25	2,625	2,535
Shell International Finance BV	2.875%	5/10/26	1,300	1,226
Shell International Finance BV	2.500%	9/12/26	505	468
Shell International Finance BV	3.875%	11/13/28	1,300	1,227
Shell International Finance BV	2.375%	11/7/29	1,450	1,234
Shell International Finance BV	2.750%	4/6/30	1,405	1,209
Shell International Finance BV	4.125%	5/11/35	2,125	1,873
Shell International Finance BV	6.375%	12/15/38	1,320	1,400
Shell International Finance BV	5.500%	3/25/40	700	679
Shell International Finance BV	2.875%	11/26/41	500	339
Shell International Finance BV	3.625%	8/21/42	525	399
Shell International Finance BV	4.550%	8/12/43	1,100	931
Shell International Finance BV	4.375%	5/11/45	2,900	2,378
Shell International Finance BV	4.000%	5/10/46	2,000	1,549
Shell International Finance BV	3.125%	11/7/49	1,400	908
Shell International Finance BV	3.250%	4/6/50	1,735	1,152
Shell International Finance BV	3.000%	11/26/51	950	593
Spectra Energy Partners LP	3.500%	3/15/25	1,666	1,608
Spectra Energy Partners LP	3.375%	10/15/26	950	884
Spectra Energy Partners LP	5.950%	9/25/43	400	366
Spectra Energy Partners LP	4.500%	3/15/45	220	167
Suncor Energy Inc.	7.150%	2/1/32	500	525
Suncor Energy Inc.	6.800%	5/15/38	700	708
Suncor Energy Inc.	6.500%	6/15/38	1,690	1,678
Suncor Energy Inc.	4.000%	11/15/47	700	495
Suncor Energy Inc.	3.750%	3/4/51	700	469
Targa Resources Corp.	4.200%	2/1/33	950	808
Targa Resources Corp.	6.125%	3/15/33	1,081	1,060
Targa Resources Corp.	4.950%	4/15/52	1,200	923
Targa Resources Corp.	6.250%	7/1/52	250	229
Targa Resources Corp.	6.500%	2/15/53	500	477
Targa Resources Partners LP	6.500%	7/15/27	300	299
Targa Resources Partners LP	5.000%	1/15/28	600	570
Targa Resources Partners LP	6.875%	1/15/29	600	601
Targa Resources Partners LP	5.500%	3/1/30	900	842
Targa Resources Partners LP	4.875%	2/1/31	900	803
Targa Resources Partners LP	4.000%	1/15/32	940	789
TC PipeLines LP	3.900%	5/25/27	200	186

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tennessee Gas Pipeline Co. LLC	7.000%	3/15/27	260	268
Tennessee Gas Pipeline Co. LLC	7.000%	10/15/28	500	519
TotalEnergies Capital International SA	2.434%	1/10/25	700	673
TotalEnergies Capital International SA	3.455%	2/19/29	425	389
TotalEnergies Capital International SA	3.127%	5/29/50	2,300	1,496
TotalEnergies Capital International SA	3.386%	6/29/60	500	322
TransCanada PipeLines Ltd.	1.000%	10/12/24	800	760
TransCanada PipeLines Ltd.	4.250%	5/15/28	1,700	1,592
TransCanada PipeLines Ltd.	4.100%	4/15/30	1,900	1,700
TransCanada PipeLines Ltd.	2.500%	10/12/31	700	542
TransCanada PipeLines Ltd.	4.625%	3/1/34	1,000	870
TransCanada PipeLines Ltd.	5.850%	3/15/36	625	594
TransCanada PipeLines Ltd.	6.200%	10/15/37	850	829
TransCanada PipeLines Ltd.	4.750%	5/15/38	500	418
TransCanada PipeLines Ltd.	7.250%	8/15/38	600	639
TransCanada PipeLines Ltd.	6.100%	6/1/40	830	799
TransCanada PipeLines Ltd.	5.000%	10/16/43	850	701
TransCanada PipeLines Ltd.	4.875%	5/15/48	1,600	1,286
Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	300	279
Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/30	700	600
Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/48	400	315
Transcontinental Gas Pipe Line Co. LLC	3.950%	5/15/50	500	355
Valero Energy Corp.	2.150%	9/15/27	517	455
Valero Energy Corp.	4.350%	6/1/28	315	297
Valero Energy Corp.	2.800%	12/1/31	400	318
Valero Energy Corp.	7.500%	4/15/32	850	925
Valero Energy Corp.	6.625%	6/15/37	1,355	1,385
Valero Energy Corp.	3.650%	12/1/51	875	562
Valero Energy Corp.	4.000%	6/1/52	500	343
Valero Energy Partners LP	4.500%	3/15/28	400	380
Western Midstream Operating LP	3.100%	2/1/25	500	479
Western Midstream Operating LP	4.750%	8/15/28	229	214
Western Midstream Operating LP	4.050%	2/1/30	956	834
Western Midstream Operating LP	6.150%	4/1/33	609	588
Western Midstream Operating LP	5.450%	4/1/44	390	315
Western Midstream Operating LP	5.300%	3/1/48	790	618
Western Midstream Operating LP	5.250%	2/1/50	1,100	851
Williams Cos. Inc.	3.900%	1/15/25	1,775	1,727
Williams Cos. Inc.	4.000%	9/15/25	1,125	1,084
Williams Cos. Inc.	5.400%	3/2/26	200	198
Williams Cos. Inc.	3.750%	6/15/27	1,325	1,233
Williams Cos. Inc.	5.300%	8/15/28	673	658
Williams Cos. Inc.	3.500%	11/15/30	1,100	946
Williams Cos. Inc.	2.600%	3/15/31	1,000	796
Williams Cos. Inc.	4.650%	8/15/32	487	442
Williams Cos. Inc.	5.650%	3/15/33	400	387
Williams Cos. Inc.	6.300%	4/15/40	990	968
Williams Cos. Inc.	5.800%	11/15/43	925	845
Williams Cos. Inc.	5.400%	3/4/44	800	691
Williams Cos. Inc.	5.750%	6/24/44	600	542
Williams Cos. Inc.	4.900%	1/15/45	725	581
Williams Cos. Inc.	5.100%	9/15/45	900	753
Williams Cos. Inc.	4.850%	3/1/48	675	541
Williams Cos. Inc.	3.500%	10/15/51	400	255
Williams Cos. Inc.	5.300%	8/15/52	400	340
				343,756
Financials (3.0%)
ACE Capital Trust II	9.700%	4/1/30	75	88

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Aegon NV	5.500%	4/11/48	585	541
	AerCap Ireland Capital DAC	1.650%	10/29/24	3,500	3,330
	AerCap Ireland Capital DAC	6.500%	7/15/25	3,763	3,765
	AerCap Ireland Capital DAC	4.450%	10/1/25	500	481
	AerCap Ireland Capital DAC	1.750%	1/30/26	500	451
	AerCap Ireland Capital DAC	4.450%	4/3/26	3,000	2,881
	AerCap Ireland Capital DAC	2.450%	10/29/26	3,500	3,138
	AerCap Ireland Capital DAC	6.100%	1/15/27	560	557
	AerCap Ireland Capital DAC	3.650%	7/21/27	875	795
	AerCap Ireland Capital DAC	4.625%	10/15/27	500	469
	AerCap Ireland Capital DAC	3.875%	1/23/28	1,000	908
	AerCap Ireland Capital DAC	5.750%	6/6/28	600	587
	AerCap Ireland Capital DAC	3.000%	10/29/28	4,000	3,425
	AerCap Ireland Capital DAC	6.150%	9/30/30	600	592
	AerCap Ireland Capital DAC	3.300%	1/30/32	4,000	3,184
	AerCap Ireland Capital DAC	3.850%	10/29/41	3,000	2,122
	Affiliated Managers Group Inc.	3.500%	8/1/25	725	687
	Affiliated Managers Group Inc.	3.300%	6/15/30	500	417
	Aflac Inc.	2.875%	10/15/26	884	819
	Aflac Inc.	3.600%	4/1/30	1,000	885
	Aflac Inc.	4.000%	10/15/46	150	108
	Aflac Inc.	4.750%	1/15/49	1,080	903
[8]	Air Lease Corp.	2.300%	2/1/25	1,175	1,113
	Air Lease Corp.	3.250%	3/1/25	600	574
	Air Lease Corp.	3.375%	7/1/25	750	712
	Air Lease Corp.	1.875%	8/15/26	750	665
	Air Lease Corp.	2.200%	1/15/27	600	531
	Air Lease Corp.	3.625%	4/1/27	200	184
	Air Lease Corp.	3.625%	12/1/27	1,000	904
	Air Lease Corp.	2.100%	9/1/28	500	415
	Air Lease Corp.	4.625%	10/1/28	300	278
	Air Lease Corp.	3.250%	10/1/29	595	506
[8]	Air Lease Corp.	3.000%	2/1/30	625	513
	Air Lease Corp.	3.125%	12/1/30	1,250	1,017
[8]	Air Lease Corp.	2.875%	1/15/32	600	468
	Aircastle Ltd.	4.250%	6/15/26	500	473
	Alleghany Corp.	4.900%	9/15/44	300	263
	Alleghany Corp.	3.250%	8/15/51	1,250	810
	Allied World Assurance Co. Holdings Ltd.	4.350%	10/29/25	350	334
	Allstate Corp.	3.280%	12/15/26	400	374
	Allstate Corp.	1.450%	12/15/30	500	372
	Allstate Corp.	5.250%	3/30/33	400	377
	Allstate Corp.	5.550%	5/9/35	105	100
	Allstate Corp.	4.500%	6/15/43	725	574
	Allstate Corp.	4.200%	12/15/46	600	444
	Allstate Corp.	3.850%	8/10/49	400	282
[8]	Allstate Corp.	6.500%	5/15/57	650	608
	Ally Financial Inc.	5.800%	5/1/25	600	589
	Ally Financial Inc.	4.750%	6/9/27	500	460
	Ally Financial Inc.	7.100%	11/15/27	500	499
	Ally Financial Inc.	6.992%	6/13/29	600	587
[8]	Ally Financial Inc.	8.000%	11/1/31	2,308	2,324
	American Equity Investment Life Holding Co.	5.000%	6/15/27	300	282
	American Express Co.	3.000%	10/30/24	1,200	1,164
	American Express Co.	3.625%	12/5/24	1,404	1,365
	American Express Co.	4.200%	11/6/25	1,212	1,174

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	American Express Co.	4.900%	2/13/26	1,100	1,079
	American Express Co.	4.990%	5/1/26	825	810
	American Express Co.	2.550%	3/4/27	5,316	4,800
	American Express Co.	3.300%	5/3/27	1,960	1,804
	American Express Co.	5.389%	7/28/27	800	788
	American Express Co.	5.282%	7/27/29	800	780
	American Express Co.	4.420%	8/3/33	1,500	1,335
	American Express Co.	5.043%	5/1/34	892	822
	American Express Co.	5.625%	7/28/34	500	472
	American Express Co.	4.050%	12/3/42	621	495
	American Financial Group Inc.	5.250%	4/2/30	356	340
	American Financial Group Inc.	4.500%	6/15/47	500	371
	American International Group Inc.	2.500%	6/30/25	1,203	1,134
	American International Group Inc.	3.900%	4/1/26	500	478
	American International Group Inc.	4.200%	4/1/28	450	422
	American International Group Inc.	4.250%	3/15/29	300	277
	American International Group Inc.	3.400%	6/30/30	1,115	955
	American International Group Inc.	3.875%	1/15/35	400	331
	American International Group Inc.	4.700%	7/10/35	195	163
	American International Group Inc.	6.250%	5/1/36	600	595
	American International Group Inc.	4.500%	7/16/44	988	789
	American International Group Inc.	4.800%	7/10/45	200	166
	American International Group Inc.	4.750%	4/1/48	545	448
[8]	American International Group Inc.	5.750%	4/1/48	525	488
	American International Group Inc.	4.375%	6/30/50	500	386
	Ameriprise Financial Inc.	3.700%	10/15/24	350	343
	Ameriprise Financial Inc.	3.000%	4/2/25	3,459	3,317
	Ameriprise Financial Inc.	4.500%	5/13/32	500	457
	Ameriprise Financial Inc.	5.150%	5/15/33	650	614
[8]	Aon Corp.	8.205%	1/1/27	150	157
	Aon Corp.	2.850%	5/28/27	500	454
	Aon Corp.	4.500%	12/15/28	600	570
	Aon Corp.	3.750%	5/2/29	380	344
	Aon Corp.	2.800%	5/15/30	1,620	1,350
	Aon Corp.	2.050%	8/23/31	750	571
	Aon Corp.	5.350%	2/28/33	500	479
	Aon Corp.	6.250%	9/30/40	150	148
	Aon Corp.	2.900%	8/23/51	1,000	587
	Aon Corp.	3.900%	2/28/52	500	355
	Aon Global Ltd.	3.875%	12/15/25	300	288
	Aon Global Ltd.	4.600%	6/14/44	625	505
	Aon Global Ltd.	4.750%	5/15/45	695	574
	Arch Capital Finance LLC	4.011%	12/15/26	799	756
	Arch Capital Finance LLC	5.031%	12/15/46	100	83
	Arch Capital Group Ltd.	7.350%	5/1/34	500	539
	Arch Capital Group Ltd.	3.635%	6/30/50	975	656
	Arch Capital Group US Inc.	5.144%	11/1/43	275	235
	Ares Capital Corp.	4.250%	3/1/25	480	462
	Ares Capital Corp.	3.250%	7/15/25	967	905
	Ares Capital Corp.	3.875%	1/15/26	1,000	935
	Ares Capital Corp.	2.150%	7/15/26	1,320	1,158
	Ares Capital Corp.	7.000%	1/15/27	375	375
	Ares Capital Corp.	2.875%	6/15/27	319	278
	Ares Capital Corp.	3.200%	11/15/31	500	382
	Arthur J Gallagher & Co.	2.400%	11/9/31	500	384
	Arthur J Gallagher & Co.	5.500%	3/2/33	500	479
	Arthur J Gallagher & Co.	3.500%	5/20/51	500	323
	Arthur J Gallagher & Co.	3.050%	3/9/52	500	291

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Arthur J Gallagher & Co.	5.750%	3/2/53	500	457
	Assurant Inc.	4.900%	3/27/28	400	382
	Assurant Inc.	6.750%	2/15/34	92	92
	Assured Guaranty US Holdings Inc.	6.125%	9/15/28	450	450
	Assured Guaranty US Holdings Inc.	3.150%	6/15/31	500	413
	Assured Guaranty US Holdings Inc.	3.600%	9/15/51	500	307
	Athene Holding Ltd.	4.125%	1/12/28	835	761
	Athene Holding Ltd.	3.500%	1/15/31	3,000	2,440
	Athene Holding Ltd.	3.450%	5/15/52	500	296
	Australia & New Zealand Banking Group Ltd.	5.375%	7/3/25	800	797
[5]	Australia & New Zealand Banking Group Ltd.	5.671%	10/3/25	600	600
[8]	Australia & New Zealand Banking Group Ltd.	3.700%	11/16/25	250	240
	Australia & New Zealand Banking Group Ltd.	5.088%	12/8/25	875	866
	AXA SA	8.600%	12/15/30	540	633
[8]	AXIS Specialty Finance LLC	4.900%	1/15/40	250	201
	AXIS Specialty Finance plc	4.000%	12/6/27	1,500	1,385
	Bain Capital Specialty Finance Inc.	2.550%	10/13/26	500	430
	Banco Santander SA	5.147%	8/18/25	900	880
	Banco Santander SA	5.179%	11/19/25	1,300	1,265
	Banco Santander SA	1.849%	3/25/26	1,000	899
	Banco Santander SA	4.250%	4/11/27	2,000	1,867
	Banco Santander SA	5.294%	8/18/27	900	870
	Banco Santander SA	3.800%	2/23/28	200	180
	Banco Santander SA	4.379%	4/12/28	1,200	1,109
	Banco Santander SA	3.306%	6/27/29	500	434
	Banco Santander SA	3.490%	5/28/30	1,000	841
	Banco Santander SA	2.749%	12/3/30	1,200	895
	Banco Santander SA	2.958%	3/25/31	1,000	796
	Banco Santander SA	6.921%	8/8/33	1,400	1,339
[8]	Bank of America Corp.	4.000%	1/22/25	4,240	4,125
[8]	Bank of America Corp.	3.950%	4/21/25	3,036	2,931
[8]	Bank of America Corp.	3.093%	10/1/25	2,500	2,418
[8]	Bank of America Corp.	2.456%	10/22/25	2,175	2,087
[8]	Bank of America Corp.	1.530%	12/6/25	5,250	4,956
[8]	Bank of America Corp.	3.366%	1/23/26	1,300	1,249
[8]	Bank of America Corp.	4.450%	3/3/26	7,252	6,985
[8]	Bank of America Corp.	3.384%	4/2/26	2,790	2,669
[8]	Bank of America Corp.	3.500%	4/19/26	830	784
[8]	Bank of America Corp.	1.319%	6/19/26	11,450	10,496
[8]	Bank of America Corp.	4.250%	10/22/26	1,500	1,425
[8]	Bank of America Corp.	1.197%	10/24/26	2,000	1,807
[8]	Bank of America Corp.	1.658%	3/11/27	3,500	3,140
[8]	Bank of America Corp.	3.559%	4/23/27	2,275	2,134
	Bank of America Corp.	1.734%	7/22/27	2,500	2,215
[8]	Bank of America Corp.	3.248%	10/21/27	2,225	2,030
[8]	Bank of America Corp.	3.824%	1/20/28	450	418
[8]	Bank of America Corp.	3.705%	4/24/28	1,400	1,289
[8]	Bank of America Corp.	3.593%	7/21/28	3,008	2,746
	Bank of America Corp.	6.204%	11/10/28	1,725	1,732
[8]	Bank of America Corp.	3.419%	12/20/28	6,357	5,701
[8]	Bank of America Corp.	3.970%	3/5/29	1,425	1,305
	Bank of America Corp.	5.202%	4/25/29	2,050	1,972
[8]	Bank of America Corp.	2.087%	6/14/29	6,000	5,019
[8]	Bank of America Corp.	4.271%	7/23/29	6,175	5,688

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Bank of America Corp.	3.974%	2/7/30	500	449
[8]	Bank of America Corp.	3.194%	7/23/30	2,000	1,709
[8]	Bank of America Corp.	2.884%	10/22/30	4,175	3,480
[8]	Bank of America Corp.	2.496%	2/13/31	175	140
[8]	Bank of America Corp.	2.592%	4/29/31	6,000	4,818
[8]	Bank of America Corp.	1.922%	10/24/31	3,000	2,263
[8]	Bank of America Corp.	2.651%	3/11/32	1,500	1,178
	Bank of America Corp.	2.687%	4/22/32	4,575	3,587
	Bank of America Corp.	2.299%	7/21/32	7,500	5,680
	Bank of America Corp.	2.572%	10/20/32	1,000	768
[8]	Bank of America Corp.	2.972%	2/4/33	1,500	1,183
	Bank of America Corp.	4.571%	4/27/33	2,000	1,776
[8]	Bank of America Corp.	5.015%	7/22/33	4,000	3,684
	Bank of America Corp.	5.288%	4/25/34	2,050	1,907
	Bank of America Corp.	2.482%	9/21/36	1,500	1,096
	Bank of America Corp.	6.110%	1/29/37	810	800
	Bank of America Corp.	3.846%	3/8/37	2,725	2,212
[8]	Bank of America Corp.	4.244%	4/24/38	1,100	905
	Bank of America Corp.	7.750%	5/14/38	1,700	1,898
[8]	Bank of America Corp.	4.078%	4/23/40	1,425	1,125
[8]	Bank of America Corp.	2.676%	6/19/41	4,895	3,134
[8]	Bank of America Corp.	5.875%	2/7/42	1,020	999
	Bank of America Corp.	3.311%	4/22/42	3,945	2,735
[8]	Bank of America Corp.	5.000%	1/21/44	1,595	1,398
[8]	Bank of America Corp.	4.875%	4/1/44	550	478
[8]	Bank of America Corp.	4.750%	4/21/45	350	293
[8]	Bank of America Corp.	4.443%	1/20/48	2,675	2,130
[8]	Bank of America Corp.	3.946%	1/23/49	1,175	863
[8]	Bank of America Corp.	4.330%	3/15/50	700	543
[8]	Bank of America Corp.	4.083%	3/20/51	5,500	4,061
[8]	Bank of America Corp.	2.831%	10/24/51	2,000	1,172
[8]	Bank of America Corp.	3.483%	3/13/52	1,000	667
	Bank of America Corp.	2.972%	7/21/52	1,500	906
	Bank of America NA	5.650%	8/18/25	1,225	1,222
	Bank of America NA	5.526%	8/18/26	1,640	1,632
[8]	Bank of America NA	6.000%	10/15/36	600	602
[8]	Bank of Montreal	1.500%	1/10/25	925	875
[8]	Bank of Montreal	1.850%	5/1/25	820	769
[8]	Bank of Montreal	3.700%	6/7/25	900	867
	Bank of Montreal	5.920%	9/25/25	600	599
	Bank of Montreal	5.300%	6/5/26	600	592
[8]	Bank of Montreal	0.949%	1/22/27	1,000	892
[8]	Bank of Montreal	2.650%	3/8/27	700	630
[8]	Bank of Montreal	4.700%	9/14/27	500	479
	Bank of Montreal	5.203%	2/1/28	650	634
	Bank of Montreal	5.717%	9/25/28	600	594
[8]	Bank of Montreal	3.803%	12/15/32	1,600	1,400
	Bank of Montreal	3.088%	1/10/37	600	447
[8]	Bank of New York Mellon Corp.	3.250%	9/11/24	334	326
[8]	Bank of New York Mellon Corp.	3.950%	11/18/25	742	714
[8]	Bank of New York Mellon Corp.	5.224%	11/21/25	875	867
[8]	Bank of New York Mellon Corp.	2.800%	5/4/26	3,561	3,324
[8]	Bank of New York Mellon Corp.	5.148%	5/22/26	350	346
	Bank of New York Mellon Corp.	4.414%	7/24/26	800	777
[8]	Bank of New York Mellon Corp.	2.450%	8/17/26	969	891
[8]	Bank of New York Mellon Corp.	2.050%	1/26/27	340	304
	Bank of New York Mellon Corp.	4.947%	4/26/27	825	805
[8]	Bank of New York Mellon Corp.	3.250%	5/16/27	1,500	1,384

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Bank of New York Mellon Corp.	3.400%	1/29/28	600	550
[8]	Bank of New York Mellon Corp.	3.442%	2/7/28	1,200	1,118
[8]	Bank of New York Mellon Corp.	5.802%	10/25/28	650	649
[8]	Bank of New York Mellon Corp.	3.000%	10/30/28	1,000	881
	Bank of New York Mellon Corp.	4.543%	2/1/29	650	619
[8]	Bank of New York Mellon Corp.	3.300%	8/23/29	500	436
	Bank of New York Mellon Corp.	2.500%	1/26/32	280	220
[8]	Bank of New York Mellon Corp.	4.289%	6/13/33	5,000	4,424
[8]	Bank of New York Mellon Corp.	5.834%	10/25/33	650	638
	Bank of New York Mellon Corp.	4.706%	2/1/34	350	316
[8]	Bank of New York Mellon Corp.	4.967%	4/26/34	825	760
	Bank of Nova Scotia	0.650%	7/31/24	550	526
	Bank of Nova Scotia	5.250%	12/6/24	875	867
	Bank of Nova Scotia	1.450%	1/10/25	500	473
	Bank of Nova Scotia	2.200%	2/3/25	3,575	3,401
[8]	Bank of Nova Scotia	3.450%	4/11/25	925	890
	Bank of Nova Scotia	1.300%	6/11/25	3,000	2,774
	Bank of Nova Scotia	5.450%	6/12/25	1,300	1,287
	Bank of Nova Scotia	4.500%	12/16/25	1,250	1,207
	Bank of Nova Scotia	2.700%	8/3/26	725	668
	Bank of Nova Scotia	1.300%	9/15/26	1,000	881
	Bank of Nova Scotia	1.950%	2/2/27	500	442
	Bank of Nova Scotia	5.250%	6/12/28	800	779
	Bank of Nova Scotia	2.450%	2/2/32	500	387
	Bank of Nova Scotia	4.588%	5/4/37	925	771
	Bank OZK	2.750%	10/1/31	285	218
	BankUnited Inc.	4.875%	11/17/25	219	206
	BankUnited Inc.	5.125%	6/11/30	250	207
	Barclays plc	3.650%	3/16/25	3,000	2,888
	Barclays plc	4.375%	1/12/26	1,200	1,150
[8]	Barclays plc	2.852%	5/7/26	2,025	1,911
	Barclays plc	5.200%	5/12/26	1,260	1,215
	Barclays plc	5.304%	8/9/26	1,850	1,811
	Barclays plc	7.325%	11/2/26	1,500	1,523
	Barclays plc	5.829%	5/9/27	1,625	1,596
	Barclays plc	4.337%	1/10/28	1,000	926
	Barclays plc	4.836%	5/9/28	4,750	4,334
	Barclays plc	5.501%	8/9/28	1,225	1,176
	Barclays plc	7.385%	11/2/28	1,500	1,538
[8]	Barclays plc	4.972%	5/16/29	1,000	935
	Barclays plc	6.490%	9/13/29	390	387
[8]	Barclays plc	5.088%	6/20/30	2,975	2,660
	Barclays plc	2.645%	6/24/31	1,000	773
	Barclays plc	2.667%	3/10/32	1,750	1,327
	Barclays plc	5.746%	8/9/33	845	781
	Barclays plc	7.437%	11/2/33	4,500	4,630
	Barclays plc	6.224%	5/9/34	914	866
	Barclays plc	3.564%	9/23/35	700	541
	Barclays plc	5.250%	8/17/45	500	419
	Barclays plc	4.950%	1/10/47	1,300	1,047
	Berkshire Hathaway Finance Corp.	1.850%	3/12/30	1,500	1,228
	Berkshire Hathaway Finance Corp.	2.875%	3/15/32	220	185
	Berkshire Hathaway Finance Corp.	5.750%	1/15/40	130	133
	Berkshire Hathaway Finance Corp.	4.400%	5/15/42	600	521
	Berkshire Hathaway Finance Corp.	4.300%	5/15/43	550	464
	Berkshire Hathaway Finance Corp.	4.200%	8/15/48	2,000	1,628
	Berkshire Hathaway Finance Corp.	4.250%	1/15/49	1,565	1,284
	Berkshire Hathaway Finance Corp.	2.850%	10/15/50	4,430	2,747

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Berkshire Hathaway Finance Corp.	2.500%	1/15/51	500	288
	Berkshire Hathaway Inc.	3.125%	3/15/26	3,231	3,081
	Berkshire Hathaway Inc.	4.500%	2/11/43	825	726
	BGC Partners Inc.	3.750%	10/1/24	425	409
[11]	BGC Partners Inc.	8.000%	5/25/28	500	487
	BlackRock Inc.	3.200%	3/15/27	550	514
	BlackRock Inc.	3.250%	4/30/29	1,000	902
	BlackRock Inc.	2.400%	4/30/30	1,250	1,041
	BlackRock Inc.	1.900%	1/28/31	915	720
	BlackRock Inc.	2.100%	2/25/32	950	734
	BlackRock Inc.	4.750%	5/25/33	825	773
	Blackstone Private Credit Fund	7.050%	9/29/25	500	501
	Blackstone Private Credit Fund	2.625%	12/15/26	1,442	1,241
	Blackstone Private Credit Fund	3.250%	3/15/27	725	629
	Blackstone Secured Lending Fund	3.625%	1/15/26	500	462
	Blackstone Secured Lending Fund	2.750%	9/16/26	500	439
	Blackstone Secured Lending Fund	2.850%	9/30/28	750	613
	Blue Owl Capital Corp.	4.000%	3/30/25	100	95
	Blue Owl Capital Corp.	3.750%	7/22/25	1,300	1,218
	Blue Owl Capital Corp.	3.400%	7/15/26	1,137	1,019
	Blue Owl Capital Corp.	2.625%	1/15/27	500	430
[8]	Blue Owl Credit Income Corp.	5.500%	3/21/25	500	484
[11]	Blue Owl Credit Income Corp.	7.950%	6/13/28	500	495
	Blue Owl Technology Finance Corp.	2.500%	1/15/27	500	420
[8]	BNP Paribas SA	4.250%	10/15/24	500	489
[11]	BNP Paribas SA	3.052%	1/13/31	1,175	968
[8]	BPCE SA	3.375%	12/2/26	250	231
	Brighthouse Financial Inc.	5.625%	5/15/30	500	467
	Brighthouse Financial Inc.	4.700%	6/22/47	487	339
	Brookfield Corp.	4.000%	1/15/25	658	640
	Brookfield Finance Inc.	4.250%	6/2/26	150	144
	Brookfield Finance Inc.	3.900%	1/25/28	1,000	921
	Brookfield Finance Inc.	4.850%	3/29/29	600	568
	Brookfield Finance Inc.	4.350%	4/15/30	320	288
	Brookfield Finance Inc.	2.724%	4/15/31	1,200	952
	Brookfield Finance Inc.	4.700%	9/20/47	750	583
	Brookfield Finance Inc.	3.500%	3/30/51	250	153
	Brookfield Finance Inc.	3.625%	2/15/52	500	310
	Brookfield Finance LLC	3.450%	4/15/50	1,200	727
	Brown & Brown Inc.	4.500%	3/15/29	275	254
	Brown & Brown Inc.	2.375%	3/15/31	1,000	772
	Brown & Brown Inc.	4.200%	3/17/32	500	431
	Brown & Brown Inc.	4.950%	3/17/52	575	458
[8]	Cadence Bank	4.125%	11/20/29	250	231
	Canadian Imperial Bank of Commerce	1.000%	10/18/24	750	712
	Canadian Imperial Bank of Commerce	2.250%	1/28/25	190	181
	Canadian Imperial Bank of Commerce	3.300%	4/7/25	700	673
	Canadian Imperial Bank of Commerce	5.144%	4/28/25	500	493
	Canadian Imperial Bank of Commerce	3.945%	8/4/25	5,000	4,828
	Canadian Imperial Bank of Commerce	0.950%	10/23/25	500	453
	Canadian Imperial Bank of Commerce	1.250%	6/22/26	1,050	930
	Canadian Imperial Bank of Commerce	5.615%	7/17/26	500	497
	Canadian Imperial Bank of Commerce	3.450%	4/7/27	700	646
	Canadian Imperial Bank of Commerce	5.001%	4/28/28	500	479
[5]	Canadian Imperial Bank of Commerce	5.986%	10/3/28	500	499
	Canadian Imperial Bank of Commerce	3.600%	4/7/32	950	806
[5]	Canadian Imperial Bank of Commerce	6.092%	10/3/33	390	388
	Capital One Financial Corp.	3.300%	10/30/24	4,050	3,925

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Capital One Financial Corp.	4.250%	4/30/25	502	486
	Capital One Financial Corp.	4.200%	10/29/25	500	477
	Capital One Financial Corp.	2.636%	3/3/26	1,162	1,095
	Capital One Financial Corp.	3.750%	7/28/26	250	232
	Capital One Financial Corp.	3.750%	3/9/27	1,075	984
	Capital One Financial Corp.	3.650%	5/11/27	1,750	1,599
	Capital One Financial Corp.	1.878%	11/2/27	1,790	1,555
	Capital One Financial Corp.	3.800%	1/31/28	2,000	1,800
	Capital One Financial Corp.	5.468%	2/1/29	693	659
	Capital One Financial Corp.	3.273%	3/1/30	1,350	1,129
	Capital One Financial Corp.	2.359%	7/29/32	800	545
	Capital One Financial Corp.	5.817%	2/1/34	2,297	2,077
	Capital One Financial Corp.	6.377%	6/8/34	2,000	1,885
[8]	Capital One NA	2.280%	1/28/26	750	708
	Cboe Global Markets Inc.	3.650%	1/12/27	1,290	1,222
	Cboe Global Markets Inc.	1.625%	12/15/30	500	383
	Charles Schwab Corp.	4.200%	3/24/25	1,000	974
	Charles Schwab Corp.	3.625%	4/1/25	669	646
	Charles Schwab Corp.	3.850%	5/21/25	100	97
	Charles Schwab Corp.	0.900%	3/11/26	1,000	886
	Charles Schwab Corp.	1.150%	5/13/26	3,000	2,651
	Charles Schwab Corp.	5.875%	8/24/26	820	817
	Charles Schwab Corp.	3.200%	3/2/27	1,100	1,005
	Charles Schwab Corp.	2.450%	3/3/27	1,330	1,185
	Charles Schwab Corp.	3.300%	4/1/27	2,237	2,050
	Charles Schwab Corp.	3.200%	1/25/28	400	359
	Charles Schwab Corp.	4.000%	2/1/29	440	404
	Charles Schwab Corp.	3.250%	5/22/29	475	411
	Charles Schwab Corp.	2.750%	10/1/29	300	252
	Charles Schwab Corp.	2.300%	5/13/31	1,000	771
	Charles Schwab Corp.	1.950%	12/1/31	1,550	1,137
	Charles Schwab Corp.	2.900%	3/3/32	725	572
	Charles Schwab Corp.	6.136%	8/24/34	1,060	1,029
	Chubb Corp.	6.000%	5/11/37	375	381
[8]	Chubb Corp.	6.500%	5/15/38	1,322	1,411
	Chubb INA Holdings Inc.	3.150%	3/15/25	1,164	1,123
	Chubb INA Holdings Inc.	3.350%	5/3/26	2,200	2,088
	Chubb INA Holdings Inc.	1.375%	9/15/30	2,500	1,908
	Chubb INA Holdings Inc.	6.700%	5/15/36	180	193
	Chubb INA Holdings Inc.	4.150%	3/13/43	225	181
	Chubb INA Holdings Inc.	4.350%	11/3/45	800	654
	Chubb INA Holdings Inc.	2.850%	12/15/51	500	309
	Chubb INA Holdings Inc.	3.050%	12/15/61	1,000	596
	CI Financial Corp.	3.200%	12/17/30	2,000	1,515
[8]	Cincinnati Financial Corp.	6.920%	5/15/28	300	315
	Cincinnati Financial Corp.	6.125%	11/1/34	275	272
	Citibank NA	5.864%	9/29/25	1,100	1,101
	Citibank NA	5.803%	9/29/28	2,025	2,026
	Citigroup Inc.	3.875%	3/26/25	3,544	3,424
	Citigroup Inc.	3.300%	4/27/25	275	264
	Citigroup Inc.	4.400%	6/10/25	1,600	1,552
	Citigroup Inc.	5.500%	9/13/25	1,000	988
	Citigroup Inc.	1.281%	11/3/25	1,500	1,416
	Citigroup Inc.	3.700%	1/12/26	400	380
	Citigroup Inc.	2.014%	1/25/26	1,500	1,416
	Citigroup Inc.	4.600%	3/9/26	975	941
[8]	Citigroup Inc.	3.106%	4/8/26	5,750	5,489
	Citigroup Inc.	3.400%	5/1/26	750	705

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Citigroup Inc.	5.610%	9/29/26	3,100	3,068
	Citigroup Inc.	3.200%	10/21/26	3,000	2,770
	Citigroup Inc.	4.300%	11/20/26	775	734
	Citigroup Inc.	4.450%	9/29/27	3,825	3,589
[8]	Citigroup Inc.	3.887%	1/10/28	7,499	6,990
	Citigroup Inc.	6.625%	1/15/28	800	831
[8]	Citigroup Inc.	3.070%	2/24/28	2,200	1,995
	Citigroup Inc.	4.658%	5/24/28	1,000	956
[8]	Citigroup Inc.	3.668%	7/24/28	2,675	2,452
	Citigroup Inc.	4.125%	7/25/28	425	386
[8]	Citigroup Inc.	3.520%	10/27/28	2,760	2,496
[8]	Citigroup Inc.	3.980%	3/20/30	2,000	1,796
[8]	Citigroup Inc.	2.976%	11/5/30	1,175	981
[8]	Citigroup Inc.	2.666%	1/29/31	175	142
[8]	Citigroup Inc.	4.412%	3/31/31	8,750	7,851
[8]	Citigroup Inc.	2.572%	6/3/31	2,500	1,993
	Citigroup Inc.	6.625%	6/15/32	750	755
	Citigroup Inc.	2.520%	11/3/32	2,000	1,519
	Citigroup Inc.	3.057%	1/25/33	750	591
	Citigroup Inc.	5.875%	2/22/33	200	191
	Citigroup Inc.	3.785%	3/17/33	2,600	2,165
	Citigroup Inc.	4.910%	5/24/33	1,000	910
	Citigroup Inc.	6.000%	10/31/33	525	510
	Citigroup Inc.	6.270%	11/17/33	5,000	4,986
	Citigroup Inc.	6.174%	5/25/34	1,000	959
	Citigroup Inc.	6.125%	8/25/36	1,699	1,638
[8]	Citigroup Inc.	3.878%	1/24/39	1,100	852
	Citigroup Inc.	8.125%	7/15/39	1,099	1,286
[8]	Citigroup Inc.	5.316%	3/26/41	4,950	4,442
	Citigroup Inc.	5.875%	1/30/42	800	765
	Citigroup Inc.	6.675%	9/13/43	500	497
	Citigroup Inc.	5.300%	5/6/44	750	639
	Citigroup Inc.	4.650%	7/30/45	1,200	960
	Citigroup Inc.	4.750%	5/18/46	825	641
	Citigroup Inc.	4.650%	7/23/48	1,480	1,194
	Citizens Bank NA	6.064%	10/24/25	650	627
[8]	Citizens Bank NA	3.750%	2/18/26	500	463
	Citizens Bank NA	4.575%	8/9/28	575	524
	Citizens Financial Group Inc.	2.850%	7/27/26	2,231	2,002
	Citizens Financial Group Inc.	2.500%	2/6/30	450	349
	Citizens Financial Group Inc.	4.300%	2/11/31	825	697
	Citizens Financial Group Inc.	2.638%	9/30/32	180	125
	CME Group Inc.	3.000%	3/15/25	133	128
	CME Group Inc.	3.750%	6/15/28	300	283
	CME Group Inc.	2.650%	3/15/32	1,000	814
	CME Group Inc.	5.300%	9/15/43	720	691
	CME Group Inc.	4.150%	6/15/48	500	412
	CNA Financial Corp.	3.450%	8/15/27	400	369
	CNA Financial Corp.	3.900%	5/1/29	800	729
	CNO Financial Group Inc.	5.250%	5/30/25	500	490
[8]	Comerica Bank	4.000%	7/27/25	578	540
	Comerica Inc.	4.000%	2/1/29	415	346
	Commonwealth Bank of Australia	5.316%	3/13/26	900	896
	Cooperatieve Rabobank UA	1.375%	1/10/25	700	662
[8]	Cooperatieve Rabobank UA	3.375%	5/21/25	1,815	1,746
	Cooperatieve Rabobank UA	4.375%	8/4/25	802	774
[8]	Cooperatieve Rabobank UA	3.750%	7/21/26	1,800	1,676
[5]	Cooperatieve Rabobank UA	5.500%	10/5/26	600	598

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cooperatieve Rabobank UA	5.750%	12/1/43	750	689
	Cooperatieve Rabobank UA	5.250%	8/4/45	3,250	2,780
	Corebridge Financial Inc.	3.500%	4/4/25	500	480
	Corebridge Financial Inc.	3.650%	4/5/27	1,000	924
	Corebridge Financial Inc.	3.850%	4/5/29	1,000	898
	Corebridge Financial Inc.	3.900%	4/5/32	500	420
[11]	Corebridge Financial Inc.	6.050%	9/15/33	500	486
	Corebridge Financial Inc.	4.350%	4/5/42	500	376
	Corebridge Financial Inc.	4.400%	4/5/52	2,000	1,460
	Credit Suisse AG	7.950%	1/9/25	607	617
[8]	Credit Suisse AG	3.700%	2/21/25	1,500	1,445
	Credit Suisse AG	1.250%	8/7/26	1,165	1,018
	Credit Suisse AG	5.000%	7/9/27	1,000	959
	Credit Suisse AG	7.500%	2/15/28	3,088	3,232
	Credit Suisse USA Inc.	7.125%	7/15/32	465	495
	Deutsche Bank AG	4.500%	4/1/25	778	748
[8]	Deutsche Bank AG	3.961%	11/26/25	1,500	1,448
[8]	Deutsche Bank AG	4.100%	1/13/26	400	379
	Deutsche Bank AG	1.686%	3/19/26	1,500	1,358
	Deutsche Bank AG	6.119%	7/14/26	1,000	989
	Deutsche Bank AG	2.129%	11/24/26	1,600	1,446
	Deutsche Bank AG	7.146%	7/13/27	1,500	1,509
	Deutsche Bank AG	2.311%	11/16/27	500	435
	Deutsche Bank AG	2.552%	1/7/28	1,005	877
	Deutsche Bank AG	6.720%	1/18/29	1,555	1,545
	Deutsche Bank AG	5.882%	7/8/31	200	175
[8]	Deutsche Bank AG	3.547%	9/18/31	500	403
	Deutsche Bank AG	3.729%	1/14/32	1,330	991
	Deutsche Bank AG	3.035%	5/28/32	1,005	769
	Deutsche Bank AG	4.875%	12/1/32	570	486
	Deutsche Bank AG	3.742%	1/7/33	1,043	749
	Deutsche Bank AG	7.079%	2/10/34	850	767
[8]	Discover Bank	4.250%	3/13/26	2,043	1,932
[8]	Discover Bank	3.450%	7/27/26	1,455	1,320
[8]	Discover Bank	4.650%	9/13/28	500	446
[8]	Discover Bank	2.700%	2/6/30	400	309
	Discover Financial Services	3.950%	11/6/24	350	340
	Discover Financial Services	3.750%	3/4/25	953	913
	Discover Financial Services	4.500%	1/30/26	3,183	3,042
	Discover Financial Services	6.700%	11/29/32	250	241
	Eaton Vance Corp.	3.500%	4/6/27	511	474
	Enstar Finance LLC	5.750%	9/1/40	49	43
	Enstar Finance LLC	5.500%	1/15/42	375	300
	Enstar Group Ltd.	4.950%	6/1/29	680	627
	Equitable Holdings Inc.	7.000%	4/1/28	600	624
	Equitable Holdings Inc.	4.350%	4/20/28	3,460	3,217
	Equitable Holdings Inc.	5.594%	1/11/33	500	473
	Equitable Holdings Inc.	5.000%	4/20/48	1,200	961
	Everest Reinsurance Holdings Inc.	4.868%	6/1/44	300	246
	Everest Reinsurance Holdings Inc.	3.500%	10/15/50	500	320
	Everest Reinsurance Holdings Inc.	3.125%	10/15/52	1,250	742
	Fairfax Financial Holdings Ltd.	4.850%	4/17/28	400	378
	Fairfax Financial Holdings Ltd.	4.625%	4/29/30	600	538
	Fairfax Financial Holdings Ltd.	3.375%	3/3/31	1,000	812
	Fairfax Financial Holdings Ltd.	5.625%	8/16/32	650	607
	Fidelity National Financial Inc.	3.400%	6/15/30	500	424
	Fidelity National Financial Inc.	2.450%	3/15/31	750	577
	Fidelity National Financial Inc.	3.200%	9/17/51	500	276

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Fifth Third Bancorp	2.375%	1/28/25	1,823	1,730
	Fifth Third Bancorp	2.550%	5/5/27	1,500	1,315
	Fifth Third Bancorp	1.707%	11/1/27	500	431
	Fifth Third Bancorp	3.950%	3/14/28	300	273
	Fifth Third Bancorp	4.055%	4/25/28	500	461
	Fifth Third Bancorp	6.339%	7/27/29	800	790
	Fifth Third Bancorp	4.772%	7/28/30	400	363
	Fifth Third Bancorp	4.337%	4/25/33	500	423
	Fifth Third Bancorp	8.250%	3/1/38	710	757
[8]	Fifth Third Bank NA	3.950%	7/28/25	625	600
[8]	Fifth Third Bank NA	3.850%	3/15/26	1,500	1,386
[8]	Fifth Third Bank NA	2.250%	2/1/27	1,165	1,020
	First American Financial Corp.	4.600%	11/15/24	220	216
	First American Financial Corp.	2.400%	8/15/31	600	445
[8]	First Horizon Bank	5.750%	5/1/30	340	302
	First-Citizens Bank & Trust Co.	6.125%	3/9/28	350	348
	Franklin Resources Inc.	2.850%	3/30/25	250	239
	Franklin Resources Inc.	1.600%	10/30/30	500	379
	Franklin Resources Inc.	2.950%	8/12/51	500	284
	FS KKR Capital Corp.	4.125%	2/1/25	1,000	961
	FS KKR Capital Corp.	3.400%	1/15/26	1,580	1,447
	GATX Corp.	3.250%	3/30/25	375	359
	GATX Corp.	3.850%	3/30/27	910	845
	GATX Corp.	3.500%	3/15/28	200	181
	GATX Corp.	4.550%	11/7/28	600	561
	GATX Corp.	4.700%	4/1/29	275	256
	GATX Corp.	4.000%	6/30/30	460	404
	GATX Corp.	1.900%	6/1/31	500	369
	GATX Corp.	3.500%	6/1/32	500	407
	GATX Corp.	5.450%	9/15/33	500	469
	GATX Corp.	5.200%	3/15/44	150	124
	GATX Corp.	4.500%	3/30/45	150	110
	GATX Corp.	3.100%	6/1/51	500	292
	GE Capital Funding LLC	3.450%	5/15/25	2,320	2,231
	GE Capital Funding LLC	4.550%	5/15/32	376	346
	GE Capital International Funding Co. Unlimited Co.	4.418%	11/15/35	200	179
	Globe Life Inc.	4.550%	9/15/28	385	365
	Globe Life Inc.	2.150%	8/15/30	500	387
	Goldman Sachs BDC Inc.	2.875%	1/15/26	500	461
	Goldman Sachs Capital I	6.345%	2/15/34	975	961
	Goldman Sachs Group Inc.	3.500%	1/23/25	4,929	4,769
	Goldman Sachs Group Inc.	3.500%	4/1/25	1,000	962
	Goldman Sachs Group Inc.	3.750%	5/22/25	1,000	964
	Goldman Sachs Group Inc.	3.750%	2/25/26	2,450	2,329
	Goldman Sachs Group Inc.	5.798%	8/10/26	1,415	1,405
[8]	Goldman Sachs Group Inc.	1.093%	12/9/26	2,000	1,788
	Goldman Sachs Group Inc.	5.950%	1/15/27	1,030	1,026
	Goldman Sachs Group Inc.	3.850%	1/26/27	1,100	1,032
	Goldman Sachs Group Inc.	1.431%	3/9/27	2,000	1,780
	Goldman Sachs Group Inc.	1.948%	10/21/27	7,000	6,179
	Goldman Sachs Group Inc.	2.640%	2/24/28	3,491	3,114
	Goldman Sachs Group Inc.	3.615%	3/15/28	2,360	2,178
[8]	Goldman Sachs Group Inc.	3.691%	6/5/28	6,050	5,570
[8]	Goldman Sachs Group Inc.	3.814%	4/23/29	1,200	1,090
[8]	Goldman Sachs Group Inc.	4.223%	5/1/29	2,150	1,990
	Goldman Sachs Group Inc.	3.800%	3/15/30	6,425	5,655
	Goldman Sachs Group Inc.	1.992%	1/27/32	2,200	1,648

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Goldman Sachs Group Inc.	2.615%	4/22/32	3,000	2,342
	Goldman Sachs Group Inc.	2.383%	7/21/32	3,000	2,284
	Goldman Sachs Group Inc.	2.650%	10/21/32	3,400	2,628
	Goldman Sachs Group Inc.	3.102%	2/24/33	3,705	2,963
	Goldman Sachs Group Inc.	6.450%	5/1/36	2,975	2,961
	Goldman Sachs Group Inc.	6.750%	10/1/37	2,000	2,023
[8]	Goldman Sachs Group Inc.	4.017%	10/31/38	2,230	1,756
	Goldman Sachs Group Inc.	6.250%	2/1/41	2,090	2,104
	Goldman Sachs Group Inc.	3.210%	4/22/42	3,120	2,111
	Goldman Sachs Group Inc.	3.436%	2/24/43	1,865	1,286
[8]	Goldman Sachs Group Inc.	4.800%	7/8/44	1,710	1,418
	Goldman Sachs Group Inc.	5.150%	5/22/45	2,075	1,779
	Goldman Sachs Group Inc.	4.750%	10/21/45	525	440
	Golub Capital BDC Inc.	2.500%	8/24/26	684	599
	Golub Capital BDC Inc.	2.050%	2/15/27	290	244
	Hanover Insurance Group Inc.	4.500%	4/15/26	270	261
	Hartford Financial Services Group Inc.	2.800%	8/19/29	500	429
	Hartford Financial Services Group Inc.	6.100%	10/1/41	600	585
	Hartford Financial Services Group Inc.	4.300%	4/15/43	500	383
	Hartford Financial Services Group Inc.	3.600%	8/19/49	500	341
	Hartford Financial Services Group Inc.	2.900%	9/15/51	700	412
[8]	HSBC Bank USA NA	7.000%	1/15/39	650	667
[8]	HSBC Holdings plc	2.633%	11/7/25	200	192
	HSBC Holdings plc	4.180%	12/9/25	2,650	2,578
	HSBC Holdings plc	4.300%	3/8/26	3,570	3,427
	HSBC Holdings plc	2.999%	3/10/26	1,575	1,500
[8]	HSBC Holdings plc	1.645%	4/18/26	3,000	2,787
	HSBC Holdings plc	3.900%	5/25/26	1,950	1,844
[8]	HSBC Holdings plc	2.099%	6/4/26	7,135	6,641
[8]	HSBC Holdings plc	4.292%	9/12/26	3,100	2,976
	HSBC Holdings plc	7.336%	11/3/26	250	255
	HSBC Holdings plc	4.375%	11/23/26	3,000	2,844
	HSBC Holdings plc	1.589%	5/24/27	1,000	882
	HSBC Holdings plc	2.251%	11/22/27	3,575	3,154
[8]	HSBC Holdings plc	4.041%	3/13/28	2,000	1,851
	HSBC Holdings plc	4.755%	6/9/28	3,020	2,856
	HSBC Holdings plc	5.210%	8/11/28	2,950	2,839
[8]	HSBC Holdings plc	2.013%	9/22/28	8,000	6,788
	HSBC Holdings plc	7.390%	11/3/28	250	258
	HSBC Holdings plc	6.161%	3/9/29	708	701
[8]	HSBC Holdings plc	4.583%	6/19/29	800	740
	HSBC Holdings plc	2.206%	8/17/29	1,000	825
	HSBC Holdings plc	4.950%	3/31/30	2,230	2,081
[8]	HSBC Holdings plc	2.848%	6/4/31	2,000	1,601
[8]	HSBC Holdings plc	2.357%	8/18/31	4,000	3,072
[8]	HSBC Holdings plc	7.625%	5/17/32	400	406
	HSBC Holdings plc	2.871%	11/22/32	3,000	2,306
[8]	HSBC Holdings plc	7.350%	11/27/32	400	392
	HSBC Holdings plc	4.762%	3/29/33	1,375	1,174
	HSBC Holdings plc	5.402%	8/11/33	1,045	964
	HSBC Holdings plc	8.113%	11/3/33	1,250	1,319
	HSBC Holdings plc	6.254%	3/9/34	1,700	1,663
	HSBC Holdings plc	6.547%	6/20/34	800	761
[8]	HSBC Holdings plc	6.500%	5/2/36	2,485	2,351
[8]	HSBC Holdings plc	6.500%	9/15/37	660	614
[8]	HSBC Holdings plc	6.800%	6/1/38	1,450	1,389
	HSBC Holdings plc	6.100%	1/14/42	1,200	1,189
	HSBC Holdings plc	6.332%	3/9/44	1,700	1,631

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	HSBC Holdings plc	5.250%	3/14/44	1,700	1,410
	HSBC USA Inc.	5.625%	3/17/25	1,020	1,014
	Huntington Bancshares Inc.	4.000%	5/15/25	400	383
	Huntington Bancshares Inc.	4.443%	8/4/28	525	486
	Huntington Bancshares Inc.	6.208%	8/21/29	840	822
	Huntington Bancshares Inc.	2.550%	2/4/30	1,125	887
	Huntington Bancshares Inc.	5.023%	5/17/33	500	440
	Huntington National Bank	5.699%	11/18/25	1,000	977
[8]	Huntington National Bank	4.270%	11/25/26	450	407
	Huntington National Bank	4.552%	5/17/28	500	467
	Industrial & Commercial Bank of China Ltd.	3.538%	11/8/27	450	421
	ING Groep NV	3.869%	3/28/26	700	675
	ING Groep NV	3.950%	3/29/27	1,300	1,216
	ING Groep NV	4.017%	3/28/28	700	650
	ING Groep NV	4.550%	10/2/28	1,000	939
	ING Groep NV	4.050%	4/9/29	610	553
	Intercontinental Exchange Inc.	3.650%	5/23/25	690	667
	Intercontinental Exchange Inc.	3.750%	12/1/25	1,100	1,057
	Intercontinental Exchange Inc.	3.100%	9/15/27	200	183
	Intercontinental Exchange Inc.	4.000%	9/15/27	500	473
	Intercontinental Exchange Inc.	3.750%	9/21/28	500	463
	Intercontinental Exchange Inc.	4.350%	6/15/29	300	282
	Intercontinental Exchange Inc.	2.100%	6/15/30	2,240	1,791
	Intercontinental Exchange Inc.	1.850%	9/15/32	1,000	731
	Intercontinental Exchange Inc.	4.600%	3/15/33	300	275
	Intercontinental Exchange Inc.	2.650%	9/15/40	1,500	980
	Intercontinental Exchange Inc.	4.250%	9/21/48	600	471
	Intercontinental Exchange Inc.	3.000%	6/15/50	1,035	639
	Intercontinental Exchange Inc.	4.950%	6/15/52	825	715
	Intercontinental Exchange Inc.	3.000%	9/15/60	1,700	969
	Intercontinental Exchange Inc.	5.200%	6/15/62	300	262
	Invesco Finance plc	3.750%	1/15/26	800	765
	Invesco Finance plc	5.375%	11/30/43	900	797
	Jackson Financial Inc.	3.125%	11/23/31	500	382
	Jackson Financial Inc.	4.000%	11/23/51	500	314
	Janus Henderson US Holdings Inc.	4.875%	8/1/25	250	244
	Jefferies Financial Group Inc.	4.850%	1/15/27	600	575
	Jefferies Financial Group Inc.	5.875%	7/21/28	600	587
	Jefferies Financial Group Inc.	4.150%	1/23/30	1,100	969
	Jefferies Financial Group Inc.	2.750%	10/15/32	500	372
	Jefferies Financial Group Inc.	6.250%	1/15/36	320	313
	Jefferies Financial Group Inc.	6.500%	1/20/43	350	340
	JPMorgan Chase & Co.	3.125%	1/23/25	3,312	3,198
	JPMorgan Chase & Co.	3.900%	7/15/25	2,194	2,125
[8]	JPMorgan Chase & Co.	2.301%	10/15/25	3,000	2,876
	JPMorgan Chase & Co.	1.561%	12/10/25	4,875	4,607
	JPMorgan Chase & Co.	5.546%	12/15/25	2,150	2,135
	JPMorgan Chase & Co.	3.300%	4/1/26	2,550	2,405
	JPMorgan Chase & Co.	4.080%	4/26/26	1,500	1,455
	JPMorgan Chase & Co.	3.200%	6/15/26	1,125	1,057
	JPMorgan Chase & Co.	2.950%	10/1/26	5,652	5,231
	JPMorgan Chase & Co.	7.625%	10/15/26	3,000	3,155
	JPMorgan Chase & Co.	1.045%	11/19/26	4,000	3,595
	JPMorgan Chase & Co.	4.125%	12/15/26	1,650	1,567
[8]	JPMorgan Chase & Co.	3.960%	1/29/27	2,729	2,607
	JPMorgan Chase & Co.	1.040%	2/4/27	4,500	4,003
	JPMorgan Chase & Co.	1.578%	4/22/27	1,000	892

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	JPMorgan Chase & Co.	1.470%	9/22/27	2,000	1,750
	JPMorgan Chase & Co.	3.625%	12/1/27	1,000	922
[8]	JPMorgan Chase & Co.	3.782%	2/1/28	3,521	3,277
	JPMorgan Chase & Co.	4.323%	4/26/28	1,500	1,422
[8]	JPMorgan Chase & Co.	3.540%	5/1/28	775	712
[8]	JPMorgan Chase & Co.	2.182%	6/1/28	4,950	4,331
	JPMorgan Chase & Co.	4.851%	7/25/28	1,000	964
[8]	JPMorgan Chase & Co.	3.509%	1/23/29	2,900	2,630
[8]	JPMorgan Chase & Co.	4.005%	4/23/29	1,700	1,566
	JPMorgan Chase & Co.	2.069%	6/1/29	2,000	1,685
	JPMorgan Chase & Co.	5.299%	7/24/29	2,300	2,238
[8]	JPMorgan Chase & Co.	3.702%	5/6/30	1,600	1,426
	JPMorgan Chase & Co.	4.565%	6/14/30	1,350	1,258
[8]	JPMorgan Chase & Co.	2.739%	10/15/30	2,000	1,672
[8]	JPMorgan Chase & Co.	4.493%	3/24/31	5,675	5,189
[8]	JPMorgan Chase & Co.	2.956%	5/13/31	3,500	2,881
	JPMorgan Chase & Co.	1.764%	11/19/31	1,000	751
	JPMorgan Chase & Co.	1.953%	2/4/32	1,785	1,352
	JPMorgan Chase & Co.	2.580%	4/22/32	4,000	3,155
	JPMorgan Chase & Co.	2.545%	11/8/32	2,725	2,109
	JPMorgan Chase & Co.	2.963%	1/25/33	3,385	2,700
	JPMorgan Chase & Co.	4.586%	4/26/33	2,000	1,801
	JPMorgan Chase & Co.	4.912%	7/25/33	800	736
	JPMorgan Chase & Co.	5.350%	6/1/34	1,200	1,139
	JPMorgan Chase & Co.	6.400%	5/15/38	2,000	2,081
[8]	JPMorgan Chase & Co.	3.882%	7/24/38	3,225	2,572
	JPMorgan Chase & Co.	5.500%	10/15/40	1,375	1,300
[8]	JPMorgan Chase & Co.	3.109%	4/22/41	8,000	5,548
	JPMorgan Chase & Co.	5.400%	1/6/42	1,200	1,123
	JPMorgan Chase & Co.	3.157%	4/22/42	2,955	2,024
	JPMorgan Chase & Co.	5.625%	8/16/43	1,000	941
	JPMorgan Chase & Co.	4.950%	6/1/45	4,550	3,875
[8]	JPMorgan Chase & Co.	4.260%	2/22/48	775	604
[8]	JPMorgan Chase & Co.	3.964%	11/15/48	3,500	2,550
[8]	JPMorgan Chase & Co.	3.109%	4/22/51	3,275	2,029
	JPMorgan Chase & Co.	3.328%	4/22/52	3,300	2,142
	Kemper Corp.	4.350%	2/15/25	167	162
	Kemper Corp.	3.800%	2/23/32	500	393
[8]	KeyBank NA	3.300%	6/1/25	500	468
[8]	KeyBank NA	4.150%	8/8/25	525	495
	KeyBank NA	4.700%	1/26/26	650	615
[8]	KeyBank NA	5.850%	11/15/27	650	618
[8]	KeyBank NA	4.390%	12/14/27	300	268
[8]	KeyBank NA	6.950%	2/1/28	250	242
[8]	KeyBank NA	4.900%	8/8/32	525	422
	KeyBank NA	5.000%	1/26/33	650	547
[8]	KeyCorp	4.150%	10/29/25	850	802
[8]	KeyCorp	2.250%	4/6/27	750	637
[8]	KeyCorp	4.100%	4/30/28	1,400	1,236
[8]	KeyCorp	2.550%	10/1/29	600	468
[8]	KeyCorp	4.789%	6/1/33	790	659
	Lazard Group LLC	3.750%	2/13/25	100	96
	Lazard Group LLC	3.625%	3/1/27	1,350	1,235
	Lazard Group LLC	4.500%	9/19/28	425	395
	Legg Mason Inc.	4.750%	3/15/26	425	414
	Legg Mason Inc.	5.625%	1/15/44	450	414
	Lincoln National Corp.	3.350%	3/9/25	212	204
	Lincoln National Corp.	3.625%	12/12/26	250	232

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lincoln National Corp.	3.800%	3/1/28	850	770
	Lincoln National Corp.	6.300%	10/9/37	1,025	988
	Lincoln National Corp.	4.375%	6/15/50	500	342
	Lloyds Banking Group plc	4.500%	11/4/24	500	488
	Lloyds Banking Group plc	4.450%	5/8/25	500	486
	Lloyds Banking Group plc	4.582%	12/10/25	2,050	1,960
[8]	Lloyds Banking Group plc	2.438%	2/5/26	750	710
	Lloyds Banking Group plc	3.511%	3/18/26	700	671
	Lloyds Banking Group plc	4.650%	3/24/26	1,000	957
	Lloyds Banking Group plc	4.716%	8/11/26	875	851
	Lloyds Banking Group plc	3.750%	1/11/27	1,329	1,236
	Lloyds Banking Group plc	5.985%	8/7/27	1,240	1,229
	Lloyds Banking Group plc	3.750%	3/18/28	700	643
	Lloyds Banking Group plc	4.375%	3/22/28	3,025	2,817
[8]	Lloyds Banking Group plc	3.574%	11/7/28	2,250	2,009
	Lloyds Banking Group plc	5.871%	3/6/29	850	831
	Lloyds Banking Group plc	7.953%	11/15/33	2,075	2,148
	Lloyds Banking Group plc	3.369%	12/14/46	520	318
	Lloyds Banking Group plc	4.344%	1/9/48	850	585
	Loews Corp.	3.750%	4/1/26	695	666
	Loews Corp.	3.200%	5/15/30	500	431
	Loews Corp.	6.000%	2/1/35	250	250
	Loews Corp.	4.125%	5/15/43	275	215
	M&T Bank Corp.	4.553%	8/16/28	500	462
	M&T Bank Corp.	5.053%	1/27/34	580	503
	Main Street Capital Corp.	3.000%	7/14/26	458	405
[8]	Manufacturers & Traders Trust Co.	2.900%	2/6/25	1,425	1,352
	Manufacturers & Traders Trust Co.	5.400%	11/21/25	500	485
	Manufacturers & Traders Trust Co.	4.650%	1/27/26	1,145	1,091
[8]	Manufacturers & Traders Trust Co.	3.400%	8/17/27	250	218
	Manufacturers & Traders Trust Co.	4.700%	1/27/28	823	758
	Manulife Financial Corp.	4.150%	3/4/26	575	555
	Manulife Financial Corp.	2.484%	5/19/27	1,130	1,020
[8]	Manulife Financial Corp.	4.061%	2/24/32	760	704
	Manulife Financial Corp.	5.375%	3/4/46	850	780
	Markel Group Inc.	3.500%	11/1/27	200	184
	Markel Group Inc.	3.350%	9/17/29	250	219
	Markel Group Inc.	5.000%	4/5/46	1,100	906
	Markel Group Inc.	4.300%	11/1/47	200	147
	Markel Group Inc.	5.000%	5/20/49	200	166
	Markel Group Inc.	3.450%	5/7/52	500	317
	Marsh & McLennan Cos. Inc.	4.050%	10/15/23	350	349
	Marsh & McLennan Cos. Inc.	3.500%	3/10/25	425	412
	Marsh & McLennan Cos. Inc.	3.750%	3/14/26	375	360
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	575	545
	Marsh & McLennan Cos. Inc.	2.250%	11/15/30	665	532
	Marsh & McLennan Cos. Inc.	2.375%	12/15/31	250	196
	Marsh & McLennan Cos. Inc.	5.875%	8/1/33	1,050	1,062
	Marsh & McLennan Cos. Inc.	5.400%	9/15/33	400	390
	Marsh & McLennan Cos. Inc.	4.750%	3/15/39	400	351
	Marsh & McLennan Cos. Inc.	4.350%	1/30/47	200	159
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	1,600	1,384
	Marsh & McLennan Cos. Inc.	2.900%	12/15/51	200	120
	Marsh & McLennan Cos. Inc.	6.250%	11/1/52	500	514
	Marsh & McLennan Cos. Inc.	5.450%	3/15/53	265	247
	Marsh & McLennan Cos. Inc.	5.700%	9/15/53	800	773
	Mastercard Inc.	2.000%	3/3/25	719	685
	Mastercard Inc.	2.950%	11/21/26	510	478

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mastercard Inc.	3.300%	3/26/27	2,550	2,395
	Mastercard Inc.	3.500%	2/26/28	450	422
	Mastercard Inc.	4.875%	3/9/28	500	496
	Mastercard Inc.	2.950%	6/1/29	500	445
	Mastercard Inc.	3.350%	3/26/30	2,000	1,788
	Mastercard Inc.	1.900%	3/15/31	500	397
	Mastercard Inc.	2.000%	11/18/31	700	548
	Mastercard Inc.	3.800%	11/21/46	350	269
	Mastercard Inc.	3.950%	2/26/48	550	434
	Mastercard Inc.	3.650%	6/1/49	835	623
	Mastercard Inc.	3.850%	3/26/50	1,400	1,080
	Mastercard Inc.	2.950%	3/15/51	500	323
	Mercury General Corp.	4.400%	3/15/27	315	293
	MetLife Inc.	3.000%	3/1/25	500	481
	MetLife Inc.	3.600%	11/13/25	561	539
	MetLife Inc.	4.550%	3/23/30	1,500	1,423
	MetLife Inc.	6.500%	12/15/32	250	262
	MetLife Inc.	5.375%	7/15/33	800	769
	MetLife Inc.	6.375%	6/15/34	505	522
	MetLife Inc.	5.700%	6/15/35	425	417
[8]	MetLife Inc.	6.400%	12/15/36	1,505	1,476
	MetLife Inc.	5.875%	2/6/41	645	630
	MetLife Inc.	4.875%	11/13/43	1,396	1,200
	MetLife Inc.	4.721%	12/15/44	150	124
	MetLife Inc.	4.050%	3/1/45	1,000	764
	MetLife Inc.	5.000%	7/15/52	1,600	1,382
	MetLife Inc.	5.250%	1/15/54	630	561
	Mitsubishi UFJ Financial Group Inc.	2.193%	2/25/25	3,720	3,527
	Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	2,000	1,937
	Mitsubishi UFJ Financial Group Inc.	1.412%	7/17/25	500	461
	Mitsubishi UFJ Financial Group Inc.	5.719%	2/20/26	500	497
	Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	235	224
	Mitsubishi UFJ Financial Group Inc.	3.837%	4/17/26	300	290
	Mitsubishi UFJ Financial Group Inc.	5.541%	4/17/26	255	253
	Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	700	641
	Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	3,300	3,100
	Mitsubishi UFJ Financial Group Inc.	1.538%	7/20/27	500	443
	Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	1,000	918
	Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	2,625	2,455
	Mitsubishi UFJ Financial Group Inc.	4.080%	4/19/28	675	634
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/28	625	604
	Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/28	2,500	2,324
	Mitsubishi UFJ Financial Group Inc.	5.354%	9/13/28	1,000	978
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	1,290	1,171
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	825	716
	Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/30	1,175	961
	Mitsubishi UFJ Financial Group Inc.	2.048%	7/17/30	1,000	779
	Mitsubishi UFJ Financial Group Inc.	2.309%	7/20/32	2,500	1,914
	Mitsubishi UFJ Financial Group Inc.	4.315%	4/19/33	300	266
	Mitsubishi UFJ Financial Group Inc.	5.133%	7/20/33	625	585
	Mitsubishi UFJ Financial Group Inc.	5.406%	4/19/34	4,102	3,896
	Mitsubishi UFJ Financial Group Inc.	4.286%	7/26/38	200	168
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/39	2,600	2,026
	Mizuho Financial Group Inc.	3.663%	2/28/27	250	233
	Mizuho Financial Group Inc.	1.234%	5/22/27	2,000	1,764
	Mizuho Financial Group Inc.	1.554%	7/9/27	675	597
	Mizuho Financial Group Inc.	4.018%	3/5/28	400	372
	Mizuho Financial Group Inc.	5.778%	7/6/29	1,025	1,010

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Mizuho Financial Group Inc.	4.254%	9/11/29	1,000	919
[8]	Mizuho Financial Group Inc.	3.153%	7/16/30	2,400	2,042
[8]	Mizuho Financial Group Inc.	2.591%	5/25/31	1,000	798
	Mizuho Financial Group Inc.	2.172%	5/22/32	1,500	1,124
	Mizuho Financial Group Inc.	5.748%	7/6/34	1,025	979
[8]	Morgan Stanley	4.000%	7/23/25	4,164	4,025
[8]	Morgan Stanley	1.164%	10/21/25	2,500	2,360
	Morgan Stanley	5.000%	11/24/25	1,100	1,078
[8]	Morgan Stanley	3.875%	1/27/26	1,800	1,720
[8]	Morgan Stanley	2.630%	2/18/26	625	594
[8]	Morgan Stanley	2.188%	4/28/26	750	704
[8]	Morgan Stanley	3.125%	7/27/26	3,150	2,926
[8]	Morgan Stanley	6.250%	8/9/26	1,294	1,306
[8]	Morgan Stanley	4.350%	9/8/26	6,479	6,178
	Morgan Stanley	6.138%	10/16/26	1,000	1,001
	Morgan Stanley	0.985%	12/10/26	3,600	3,211
	Morgan Stanley	3.625%	1/20/27	2,135	1,993
	Morgan Stanley	3.950%	4/23/27	745	692
	Morgan Stanley	1.593%	5/4/27	5,398	4,806
[8]	Morgan Stanley	1.512%	7/20/27	1,500	1,321
	Morgan Stanley	2.475%	1/21/28	500	446
	Morgan Stanley	4.210%	4/20/28	1,375	1,292
[8]	Morgan Stanley	3.591%	7/22/28	3,040	2,770
	Morgan Stanley	6.296%	10/18/28	1,000	1,007
[8]	Morgan Stanley	3.772%	1/24/29	2,850	2,597
	Morgan Stanley	5.123%	2/1/29	1,700	1,638
[8]	Morgan Stanley	5.164%	4/20/29	2,050	1,972
	Morgan Stanley	5.449%	7/20/29	1,625	1,584
[8]	Morgan Stanley	4.431%	1/23/30	300	277
[8]	Morgan Stanley	2.699%	1/22/31	775	632
[8]	Morgan Stanley	3.622%	4/1/31	8,000	6,885
[8]	Morgan Stanley	1.794%	2/13/32	2,000	1,480
	Morgan Stanley	7.250%	4/1/32	705	772
[8]	Morgan Stanley	1.928%	4/28/32	2,200	1,632
[8]	Morgan Stanley	2.239%	7/21/32	3,500	2,639
[8]	Morgan Stanley	2.511%	10/20/32	2,000	1,528
	Morgan Stanley	2.943%	1/21/33	500	393
	Morgan Stanley	6.342%	10/18/33	2,500	2,518
[8]	Morgan Stanley	5.250%	4/21/34	2,050	1,904
	Morgan Stanley	2.484%	9/16/36	2,700	1,973
	Morgan Stanley	5.297%	4/20/37	1,625	1,451
	Morgan Stanley	5.948%	1/19/38	840	787
[8]	Morgan Stanley	3.971%	7/22/38	2,100	1,662
	Morgan Stanley	3.217%	4/22/42	1,375	947
	Morgan Stanley	6.375%	7/24/42	2,400	2,476
	Morgan Stanley	4.300%	1/27/45	2,850	2,253
	Morgan Stanley	4.375%	1/22/47	1,950	1,534
[8]	Morgan Stanley	5.597%	3/24/51	2,700	2,528
[8]	Morgan Stanley	2.802%	1/25/52	2,780	1,620
	Morgan Stanley Bank NA	5.479%	7/16/25	1,625	1,617
[8]	Morgan Stanley Bank NA	4.754%	4/21/26	1,365	1,333
	Nasdaq Inc.	5.650%	6/28/25	1,000	997
	Nasdaq Inc.	3.850%	6/30/26	675	644
	Nasdaq Inc.	5.350%	6/28/28	1,000	982
	Nasdaq Inc.	1.650%	1/15/31	500	377
	Nasdaq Inc.	5.550%	2/15/34	1,000	954
	Nasdaq Inc.	2.500%	12/21/40	1,000	612
	Nasdaq Inc.	3.250%	4/28/50	165	103

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Nasdaq Inc.	3.950%	3/7/52	500	349
	Nasdaq Inc.	5.950%	8/15/53	1,000	934
	Nasdaq Inc.	6.100%	6/28/63	1,000	926
	National Australia Bank Ltd.	5.132%	11/22/24	875	870
	National Australia Bank Ltd.	5.200%	5/13/25	1,500	1,490
	National Australia Bank Ltd.	3.375%	1/14/26	150	143
[8]	National Australia Bank Ltd.	2.500%	7/12/26	1,788	1,650
	National Australia Bank Ltd.	4.944%	1/12/28	850	831
	National Australia Bank Ltd.	4.900%	6/13/28	1,500	1,457
[8]	Nationwide Financial Services Inc.	6.750%	5/15/37	50	47
	NatWest Group plc	4.800%	4/5/26	225	217
	NatWest Group plc	7.472%	11/10/26	875	893
	NatWest Group plc	5.847%	3/2/27	650	641
[8]	NatWest Group plc	3.073%	5/22/28	2,450	2,185
	NatWest Group plc	5.516%	9/30/28	900	870
[8]	NatWest Group plc	4.892%	5/18/29	2,000	1,870
	NatWest Group plc	5.808%	9/13/29	800	776
[8]	NatWest Group plc	3.754%	11/1/29	700	666
[8]	NatWest Group plc	5.076%	1/27/30	3,140	2,926
[8]	NatWest Group plc	4.445%	5/8/30	175	158
	NatWest Group plc	6.016%	3/2/34	650	626
[8]	NatWest Group plc	3.032%	11/28/35	1,200	903
	Nomura Holdings Inc.	2.648%	1/16/25	2,700	2,577
	Nomura Holdings Inc.	1.851%	7/16/25	2,600	2,404
	Nomura Holdings Inc.	2.329%	1/22/27	1,000	880
	Nomura Holdings Inc.	2.172%	7/14/28	2,800	2,322
	Nomura Holdings Inc.	3.103%	1/16/30	1,610	1,332
	Nomura Holdings Inc.	2.679%	7/16/30	750	594
	Nomura Holdings Inc.	2.608%	7/14/31	825	629
	Northern Trust Corp.	3.950%	10/30/25	600	577
	Northern Trust Corp.	4.000%	5/10/27	925	874
	Northern Trust Corp.	3.650%	8/3/28	325	301
	Northern Trust Corp.	3.150%	5/3/29	500	444
[8]	Northern Trust Corp.	3.375%	5/8/32	275	243
	Northern Trust Corp.	6.125%	11/2/32	810	799
	Oaktree Specialty Lending Corp.	3.500%	2/25/25	100	95
	Oaktree Specialty Lending Corp.	2.700%	1/15/27	500	430
	Old Republic International Corp.	4.875%	10/1/24	465	458
	Old Republic International Corp.	3.875%	8/26/26	425	401
	Old Republic International Corp.	3.850%	6/11/51	500	330
	ORIX Corp.	3.250%	12/4/24	600	579
	ORIX Corp.	3.700%	7/18/27	650	606
	ORIX Corp.	2.250%	3/9/31	1,000	790
	PartnerRe Finance B LLC	3.700%	7/2/29	390	346
	PartnerRe Finance B LLC	4.500%	10/1/50	500	423
[8]	PNC Bank NA	3.300%	10/30/24	887	861
[8]	PNC Bank NA	2.950%	2/23/25	1,089	1,043
[8]	PNC Bank NA	3.250%	6/1/25	825	788
[8]	PNC Bank NA	4.200%	11/1/25	825	791
[8]	PNC Bank NA	3.100%	10/25/27	250	225
[8]	PNC Bank NA	3.250%	1/22/28	600	542
[8]	PNC Bank NA	4.050%	7/26/28	1,000	904
[8]	PNC Bank NA	2.700%	10/22/29	300	244
	PNC Financial Services Group Inc.	5.671%	10/28/25	650	645
	PNC Financial Services Group Inc.	5.812%	6/12/26	800	793
	PNC Financial Services Group Inc.	2.600%	7/23/26	831	766
	PNC Financial Services Group Inc.	4.758%	1/26/27	850	826
	PNC Financial Services Group Inc.	3.150%	5/19/27	4,021	3,664

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	PNC Financial Services Group Inc.	3.450%	4/23/29	2,880	2,525
	PNC Financial Services Group Inc.	5.582%	6/12/29	800	776
	PNC Financial Services Group Inc.	2.550%	1/22/30	1,350	1,094
	PNC Financial Services Group Inc.	2.307%	4/23/32	1,250	966
	PNC Financial Services Group Inc.	4.626%	6/6/33	675	581
	PNC Financial Services Group Inc.	6.037%	10/28/33	1,225	1,186
	PNC Financial Services Group Inc.	5.068%	1/24/34	850	770
	PNC Financial Services Group Inc.	5.939%	8/18/34	665	639
	Primerica Inc.	2.800%	11/19/31	500	397
	Principal Financial Group Inc.	3.400%	5/15/25	696	667
	Principal Financial Group Inc.	3.100%	11/15/26	300	277
	Principal Financial Group Inc.	3.700%	5/15/29	500	449
	Principal Financial Group Inc.	2.125%	6/15/30	100	79
	Principal Financial Group Inc.	5.375%	3/15/33	500	480
	Principal Financial Group Inc.	4.625%	9/15/42	500	397
	Principal Financial Group Inc.	4.350%	5/15/43	340	261
	Principal Financial Group Inc.	4.300%	11/15/46	265	198
	Principal Financial Group Inc.	5.500%	3/15/53	500	439
	Progressive Corp.	2.450%	1/15/27	1,602	1,457
	Progressive Corp.	6.625%	3/1/29	150	160
	Progressive Corp.	4.950%	6/15/33	450	428
	Progressive Corp.	3.700%	1/26/45	250	180
	Progressive Corp.	4.125%	4/15/47	385	303
	Progressive Corp.	4.200%	3/15/48	465	367
	Progressive Corp.	3.950%	3/26/50	1,520	1,136
	Progressive Corp.	3.700%	3/15/52	500	357
	Prospect Capital Corp.	3.364%	11/15/26	625	541
[8]	Prudential Financial Inc.	5.750%	7/15/33	345	348
[8]	Prudential Financial Inc.	5.700%	12/14/36	805	799
[8]	Prudential Financial Inc.	6.625%	12/1/37	300	317
[8]	Prudential Financial Inc.	6.625%	6/21/40	250	258
[8]	Prudential Financial Inc.	5.100%	8/15/43	225	194
[8]	Prudential Financial Inc.	4.600%	5/15/44	1,600	1,322
[8]	Prudential Financial Inc.	5.375%	5/15/45	650	631
	Prudential Financial Inc.	3.905%	12/7/47	1,882	1,365
[8]	Prudential Financial Inc.	5.700%	9/15/48	1,150	1,056
	Prudential Financial Inc.	3.935%	12/7/49	1,415	1,017
[8]	Prudential Financial Inc.	4.350%	2/25/50	935	723
[8]	Prudential Financial Inc.	3.700%	10/1/50	700	570
	Prudential Financial Inc.	5.125%	3/1/52	750	646
	Prudential Funding Asia plc	3.125%	4/14/30	740	633
	Prudential Funding Asia plc	3.625%	3/24/32	500	426
	Raymond James Financial Inc.	4.650%	4/1/30	250	235
	Raymond James Financial Inc.	4.950%	7/15/46	875	722
	Raymond James Financial Inc.	3.750%	4/1/51	500	339
[8]	Regions Bank	6.450%	6/26/37	500	466
	Regions Financial Corp.	1.800%	8/12/28	500	404
	Regions Financial Corp.	7.375%	12/10/37	500	511
	Reinsurance Group of America Inc.	3.950%	9/15/26	328	310
	Reinsurance Group of America Inc.	3.900%	5/15/29	300	268
	Reinsurance Group of America Inc.	6.000%	9/15/33	400	386
	RenaissanceRe Finance Inc.	3.700%	4/1/25	159	154
	RenaissanceRe Finance Inc.	3.450%	7/1/27	225	206
	RenaissanceRe Holdings Ltd.	3.600%	4/15/29	200	176
	RenaissanceRe Holdings Ltd.	5.750%	6/5/33	606	570
[8]	Royal Bank of Canada	0.750%	10/7/24	500	475
[8]	Royal Bank of Canada	5.660%	10/25/24	875	872
[8]	Royal Bank of Canada	2.250%	11/1/24	1,750	1,682

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Royal Bank of Canada	1.600%	1/21/25	350	331
	Royal Bank of Canada	3.375%	4/14/25	925	892
[8]	Royal Bank of Canada	4.950%	4/25/25	825	813
[8]	Royal Bank of Canada	1.150%	6/10/25	2,050	1,895
[8]	Royal Bank of Canada	4.875%	1/12/26	850	834
[8]	Royal Bank of Canada	0.875%	1/20/26	1,400	1,255
[8]	Royal Bank of Canada	4.650%	1/27/26	1,865	1,813
	Royal Bank of Canada	1.200%	4/27/26	1,675	1,494
[8]	Royal Bank of Canada	1.150%	7/14/26	600	530
[8]	Royal Bank of Canada	1.400%	11/2/26	500	440
[8]	Royal Bank of Canada	2.050%	1/21/27	350	313
	Royal Bank of Canada	3.625%	5/4/27	925	862
[8]	Royal Bank of Canada	4.240%	8/3/27	675	641
[8]	Royal Bank of Canada	6.000%	11/1/27	875	882
[8]	Royal Bank of Canada	4.900%	1/12/28	850	824
[8]	Royal Bank of Canada	2.300%	11/3/31	3,650	2,825
	Royal Bank of Canada	3.875%	5/4/32	925	804
[8]	Royal Bank of Canada	5.000%	2/1/33	1,785	1,662
[8]	Royal Bank of Canada	5.000%	5/2/33	825	766
	Santander Holdings USA Inc.	4.500%	7/17/25	867	839
	Santander Holdings USA Inc.	3.244%	10/5/26	4,867	4,407
	Santander Holdings USA Inc.	2.490%	1/6/28	925	803
	Santander Holdings USA Inc.	6.499%	3/9/29	650	634
[8]	Santander UK Group Holdings plc	1.532%	8/21/26	3,000	2,723
[8]	Santander UK Group Holdings plc	3.823%	11/3/28	500	445
	Santander UK Group Holdings plc	6.534%	1/10/29	1,100	1,088
	Santander UK Group Holdings plc	2.896%	3/15/32	500	387
	Selective Insurance Group Inc.	5.375%	3/1/49	240	204
	Sixth Street Specialty Lending Inc.	3.875%	11/1/24	225	218
[11]	Societe Generale SA	3.000%	1/22/30	1,000	813
[11]	Standard Chartered plc	4.644%	4/1/31	1,000	898
	State Street Corp.	3.550%	8/18/25	635	610
[8]	State Street Corp.	2.354%	11/1/25	550	527
	State Street Corp.	5.104%	5/18/26	1,000	987
	State Street Corp.	2.650%	5/19/26	4,500	4,196
	State Street Corp.	5.272%	8/3/26	1,000	991
	State Street Corp.	5.751%	11/4/26	500	498
	State Street Corp.	5.820%	11/4/28	500	500
[8]	State Street Corp.	4.141%	12/3/29	800	751
	State Street Corp.	2.400%	1/24/30	625	516
	State Street Corp.	2.200%	3/3/31	500	383
	State Street Corp.	4.821%	1/26/34	610	556
	State Street Corp.	5.159%	5/18/34	1,000	929
[8]	State Street Corp.	3.031%	11/1/34	550	466
	Stewart Information Services Corp.	3.600%	11/15/31	500	367
	Stifel Financial Corp.	4.000%	5/15/30	100	85
	Sumitomo Mitsui Financial Group Inc.	2.348%	1/15/25	1,805	1,722
	Sumitomo Mitsui Financial Group Inc.	1.474%	7/8/25	1,250	1,156
	Sumitomo Mitsui Financial Group Inc.	0.948%	1/12/26	829	742
	Sumitomo Mitsui Financial Group Inc.	5.880%	7/13/26	530	529
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	1,200	1,102
	Sumitomo Mitsui Financial Group Inc.	1.402%	9/17/26	1,000	880
	Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	650	598
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	1,000	926
	Sumitomo Mitsui Financial Group Inc.	2.174%	1/14/27	525	467
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	2,600	2,382
	Sumitomo Mitsui Financial Group Inc.	5.520%	1/13/28	500	492
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	1,700	1,546

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/28	3,650	3,348
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/28	3,000	2,477
	Sumitomo Mitsui Financial Group Inc.	4.306%	10/16/28	250	232
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	1,000	854
	Sumitomo Mitsui Financial Group Inc.	3.202%	9/17/29	1,100	944
	Sumitomo Mitsui Financial Group Inc.	2.724%	9/27/29	400	334
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	1,175	972
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/30	1,300	1,017
	Sumitomo Mitsui Financial Group Inc.	1.710%	1/12/31	750	559
	Sumitomo Mitsui Financial Group Inc.	2.222%	9/17/31	1,000	759
	Sumitomo Mitsui Financial Group Inc.	5.766%	1/13/33	1,380	1,348
	Sumitomo Mitsui Financial Group Inc.	5.776%	7/13/33	1,600	1,565
	Sumitomo Mitsui Financial Group Inc.	2.296%	1/12/41	600	368
	Sumitomo Mitsui Financial Group Inc.	6.184%	7/13/43	814	778
	Synchrony Financial	4.500%	7/23/25	1,298	1,231
	Synchrony Financial	3.700%	8/4/26	500	451
	Synchrony Financial	3.950%	12/1/27	1,125	989
	Synovus Bank	5.625%	2/15/28	500	450
	Toronto-Dominion Bank	1.250%	12/13/24	3,100	2,933
[8]	Toronto-Dominion Bank	1.450%	1/10/25	500	473
	Toronto-Dominion Bank	3.766%	6/6/25	2,050	1,982
[8]	Toronto-Dominion Bank	1.150%	6/12/25	1,550	1,435
[8]	Toronto-Dominion Bank	0.750%	1/6/26	900	804
	Toronto-Dominion Bank	5.103%	1/9/26	850	838
[8]	Toronto-Dominion Bank	5.532%	7/17/26	1,000	993
[8]	Toronto-Dominion Bank	1.250%	9/10/26	600	528
[8]	Toronto-Dominion Bank	1.950%	1/12/27	500	445
[8]	Toronto-Dominion Bank	2.800%	3/10/27	250	227
	Toronto-Dominion Bank	4.108%	6/8/27	2,050	1,934
	Toronto-Dominion Bank	5.156%	1/10/28	1,085	1,058
[8]	Toronto-Dominion Bank	5.523%	7/17/28	1,000	986
[8]	Toronto-Dominion Bank	2.000%	9/10/31	600	457
[8]	Toronto-Dominion Bank	3.625%	9/15/31	500	462
[8]	Toronto-Dominion Bank	2.450%	1/12/32	500	387
[8]	Toronto-Dominion Bank	3.200%	3/10/32	2,250	1,840
	Toronto-Dominion Bank	4.456%	6/8/32	2,050	1,840
	Transatlantic Holdings Inc.	8.000%	11/30/39	625	733
	Travelers Cos. Inc.	6.750%	6/20/36	475	518
[8]	Travelers Cos. Inc.	6.250%	6/15/37	1,060	1,114
	Travelers Cos. Inc.	5.350%	11/1/40	530	504
	Travelers Cos. Inc.	4.600%	8/1/43	500	427
	Travelers Cos. Inc.	4.300%	8/25/45	250	200
	Travelers Cos. Inc.	4.000%	5/30/47	1,050	809
	Travelers Cos. Inc.	4.050%	3/7/48	250	193
	Travelers Cos. Inc.	2.550%	4/27/50	500	291
	Trinity Acquisition plc	4.400%	3/15/26	450	432
[8]	Truist Bank	2.150%	12/6/24	2,300	2,193
[8]	Truist Bank	3.625%	9/16/25	2,600	2,456
[8]	Truist Bank	3.300%	5/15/26	1,216	1,120
[8]	Truist Bank	3.800%	10/30/26	400	367
[8]	Truist Bank	2.250%	3/11/30	800	612
[8]	Truist Financial Corp.	2.850%	10/26/24	791	763
	Truist Financial Corp.	4.000%	5/1/25	35	34
[8]	Truist Financial Corp.	3.700%	6/5/25	1,902	1,824
[8]	Truist Financial Corp.	1.200%	8/5/25	500	458
[8]	Truist Financial Corp.	1.267%	3/2/27	2,000	1,771
[8]	Truist Financial Corp.	6.047%	6/8/27	1,200	1,186
[8]	Truist Financial Corp.	1.125%	8/3/27	2,750	2,293

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Truist Financial Corp.	3.875%	3/19/29	600	525
[8]	Truist Financial Corp.	1.887%	6/7/29	675	554
[8]	Truist Financial Corp.	1.950%	6/5/30	300	229
[8]	Truist Financial Corp.	4.916%	7/28/33	800	682
[8]	Truist Financial Corp.	5.122%	1/26/34	1,625	1,452
[8]	Truist Financial Corp.	5.867%	6/8/34	800	754
	UBS AG	5.800%	9/11/25	800	797
	UBS AG	5.650%	9/11/28	1,100	1,082
	UBS Group AG	3.750%	3/26/25	1,500	1,442
	UBS Group AG	4.550%	4/17/26	1,690	1,624
[11]	UBS Group AG	4.194%	4/1/31	1,000	875
	UBS Group AG	4.875%	5/15/45	1,680	1,380
	Unum Group	4.000%	6/15/29	210	189
	Unum Group	5.750%	8/15/42	400	346
	Unum Group	4.500%	12/15/49	500	351
	Unum Group	4.125%	6/15/51	500	329
[8]	US Bancorp	3.950%	11/17/25	150	144
[8]	US Bancorp	3.100%	4/27/26	2,257	2,097
[8]	US Bancorp	2.375%	7/22/26	125	114
	US Bancorp	5.727%	10/21/26	1,525	1,511
[8]	US Bancorp	3.150%	4/27/27	3,314	3,018
[8]	US Bancorp	3.900%	4/26/28	525	483
[8]	US Bancorp	4.548%	7/22/28	1,510	1,418
	US Bancorp	5.775%	6/12/29	1,225	1,193
[8]	US Bancorp	3.000%	7/30/29	1,775	1,488
[8]	US Bancorp	2.677%	1/27/33	500	377
[8]	US Bancorp	4.967%	7/22/33	1,130	985
	US Bancorp	5.850%	10/21/33	1,525	1,444
	US Bancorp	4.839%	2/1/34	1,920	1,694
	US Bancorp	5.836%	6/12/34	1,225	1,154
	US Bancorp	2.491%	11/3/36	980	686
[8]	US Bank NA	2.050%	1/21/25	1,250	1,187
[8]	US Bank NA	2.800%	1/27/25	1,749	1,676
	Visa Inc.	3.150%	12/14/25	4,000	3,820
	Visa Inc.	1.900%	4/15/27	1,200	1,076
	Visa Inc.	0.750%	8/15/27	500	427
	Visa Inc.	2.750%	9/15/27	896	820
	Visa Inc.	2.050%	4/15/30	975	805
	Visa Inc.	1.100%	2/15/31	800	604
	Visa Inc.	4.150%	12/14/35	1,250	1,126
	Visa Inc.	2.700%	4/15/40	1,450	1,017
	Visa Inc.	4.300%	12/14/45	2,230	1,876
	Visa Inc.	3.650%	9/15/47	655	495
	Visa Inc.	2.000%	8/15/50	1,500	812
	Voya Financial Inc.	3.650%	6/15/26	750	705
	Voya Financial Inc.	5.700%	7/15/43	650	569
	Voya Financial Inc.	4.800%	6/15/46	125	94
	W R Berkley Corp.	4.750%	8/1/44	290	232
	W R Berkley Corp.	3.550%	3/30/52	1,000	640
	W R Berkley Corp.	3.150%	9/30/61	500	276
	Wachovia Corp.	6.605%	10/1/25	1,000	1,004
	Wachovia Corp.	7.500%	4/15/35	150	162
	Wachovia Corp.	5.500%	8/1/35	325	299
	Wachovia Corp.	6.550%	10/15/35	100	99
	Webster Financial Corp.	4.100%	3/25/29	245	210
[8]	Wells Fargo & Co.	3.550%	9/29/25	1,149	1,097
[8]	Wells Fargo & Co.	2.406%	10/30/25	3,400	3,257
[8]	Wells Fargo & Co.	2.164%	2/11/26	5,000	4,720

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wells Fargo & Co.	3.000%	4/22/26	4,025	3,750
[8]	Wells Fargo & Co.	3.908%	4/25/26	1,850	1,782
[8]	Wells Fargo & Co.	2.188%	4/30/26	3,000	2,816
[8]	Wells Fargo & Co.	4.100%	6/3/26	7,151	6,794
[8]	Wells Fargo & Co.	4.540%	8/15/26	1,300	1,262
	Wells Fargo & Co.	3.000%	10/23/26	2,275	2,088
[8]	Wells Fargo & Co.	4.300%	7/22/27	1,500	1,413
[8]	Wells Fargo & Co.	3.584%	5/22/28	1,048	958
[8]	Wells Fargo & Co.	2.393%	6/2/28	1,500	1,316
[8]	Wells Fargo & Co.	4.808%	7/25/28	4,205	4,012
[8]	Wells Fargo & Co.	4.150%	1/24/29	200	184
[8]	Wells Fargo & Co.	5.574%	7/25/29	2,000	1,951
[8]	Wells Fargo & Co.	2.879%	10/30/30	8,000	6,659
[8]	Wells Fargo & Co.	4.478%	4/4/31	5,210	4,726
[8]	Wells Fargo & Co.	4.897%	7/25/33	6,700	6,065
	Wells Fargo & Co.	5.389%	4/24/34	2,450	2,294
[8]	Wells Fargo & Co.	5.557%	7/25/34	2,000	1,895
[8]	Wells Fargo & Co.	5.950%	12/15/36	225	213
[8]	Wells Fargo & Co.	3.068%	4/30/41	6,000	4,004
	Wells Fargo & Co.	5.606%	1/15/44	1,900	1,688
[8]	Wells Fargo & Co.	4.650%	11/4/44	2,175	1,683
	Wells Fargo & Co.	3.900%	5/1/45	650	473
[8]	Wells Fargo & Co.	4.900%	11/17/45	2,300	1,840
[8]	Wells Fargo & Co.	4.400%	6/14/46	1,375	1,015
[8]	Wells Fargo & Co.	4.750%	12/7/46	2,175	1,689
[8]	Wells Fargo & Co.	5.013%	4/4/51	4,500	3,776
[8]	Wells Fargo & Co.	4.611%	4/25/53	1,850	1,449
[8]	Wells Fargo Bank NA	5.550%	8/1/25	1,425	1,420
[8]	Wells Fargo Bank NA	5.450%	8/7/26	1,425	1,418
	Wells Fargo Bank NA	5.950%	8/26/36	550	531
[8]	Wells Fargo Bank NA	5.850%	2/1/37	425	406
[8]	Wells Fargo Bank NA	6.600%	1/15/38	605	613
	Western Union Co.	2.850%	1/10/25	400	383
	Western Union Co.	1.350%	3/15/26	500	445
	Western Union Co.	2.750%	3/15/31	500	382
	Western Union Co.	6.200%	11/17/36	410	401
	Westpac Banking Corp.	1.019%	11/18/24	900	854
	Westpac Banking Corp.	2.350%	2/19/25	1,575	1,508
	Westpac Banking Corp.	2.850%	5/13/26	450	422
	Westpac Banking Corp.	2.700%	8/19/26	5,650	5,238
	Westpac Banking Corp.	3.350%	3/8/27	800	747
	Westpac Banking Corp.	1.953%	11/20/28	900	761
	Westpac Banking Corp.	2.650%	1/16/30	1,620	1,380
[8]	Westpac Banking Corp.	2.894%	2/4/30	3,007	2,841
	Westpac Banking Corp.	5.405%	8/10/33	875	796
	Westpac Banking Corp.	4.110%	7/24/34	1,750	1,511
	Westpac Banking Corp.	2.668%	11/15/35	1,250	936
	Westpac Banking Corp.	3.020%	11/18/36	2,000	1,482
	Westpac Banking Corp.	2.963%	11/16/40	1,000	609
	Willis North America Inc.	4.500%	9/15/28	1,500	1,406
	Willis North America Inc.	2.950%	9/15/29	660	563
	Willis North America Inc.	5.350%	5/15/33	300	280
	Willis North America Inc.	5.050%	9/15/48	200	161
	Willis North America Inc.	3.875%	9/15/49	625	419
	XL Group Ltd.	5.250%	12/15/43	100	89
	Zions Bancorp NA	3.250%	10/29/29	250	194
					1,454,811

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Health Care (1.1%)
	Abbott Laboratories	2.950%	3/15/25	1,760	1,699
	Abbott Laboratories	3.875%	9/15/25	1,539	1,498
	Abbott Laboratories	3.750%	11/30/26	502	482
	Abbott Laboratories	1.150%	1/30/28	1,850	1,575
	Abbott Laboratories	1.400%	6/30/30	400	317
	Abbott Laboratories	4.750%	11/30/36	700	662
	Abbott Laboratories	6.150%	11/30/37	425	453
	Abbott Laboratories	6.000%	4/1/39	250	262
	Abbott Laboratories	5.300%	5/27/40	310	303
	Abbott Laboratories	4.750%	4/15/43	500	452
	Abbott Laboratories	4.900%	11/30/46	1,865	1,703
	AbbVie Inc.	2.600%	11/21/24	2,225	2,145
	AbbVie Inc.	3.600%	5/14/25	2,868	2,772
	AbbVie Inc.	3.200%	5/14/26	2,321	2,193
	AbbVie Inc.	2.950%	11/21/26	4,390	4,075
	AbbVie Inc.	4.250%	11/14/28	1,750	1,663
	AbbVie Inc.	3.200%	11/21/29	3,150	2,779
	AbbVie Inc.	4.550%	3/15/35	1,350	1,228
	AbbVie Inc.	4.500%	5/14/35	2,030	1,833
	AbbVie Inc.	4.300%	5/14/36	1,675	1,469
	AbbVie Inc.	4.050%	11/21/39	3,850	3,143
	AbbVie Inc.	4.625%	10/1/42	430	362
	AbbVie Inc.	4.400%	11/6/42	2,119	1,755
	AbbVie Inc.	4.850%	6/15/44	945	819
	AbbVie Inc.	4.750%	3/15/45	525	450
	AbbVie Inc.	4.700%	5/14/45	2,257	1,926
	AbbVie Inc.	4.450%	5/14/46	2,100	1,713
	AbbVie Inc.	4.875%	11/14/48	400	350
	AbbVie Inc.	4.250%	11/21/49	4,965	3,932
	Adventist Health System	2.952%	3/1/29	350	303
	Adventist Health System	5.430%	3/1/32	500	483
	Adventist Health System	3.630%	3/1/49	375	244
	Advocate Health & Hospitals Corp.	3.829%	8/15/28	225	211
[8]	Advocate Health & Hospitals Corp.	2.211%	6/15/30	100	81
	Advocate Health & Hospitals Corp.	4.272%	8/15/48	375	298
	Advocate Health & Hospitals Corp.	3.387%	10/15/49	250	169
[8]	Advocate Health & Hospitals Corp.	3.008%	6/15/50	300	186
	Aetna Inc.	3.500%	11/15/24	995	968
	Aetna Inc.	6.625%	6/15/36	1,100	1,135
	Aetna Inc.	6.750%	12/15/37	350	364
	Aetna Inc.	4.500%	5/15/42	375	297
	Aetna Inc.	4.125%	11/15/42	325	242
	Aetna Inc.	3.875%	8/15/47	1,000	699
	Agilent Technologies Inc.	3.050%	9/22/26	450	418
	Agilent Technologies Inc.	2.750%	9/15/29	293	250
	Agilent Technologies Inc.	2.100%	6/4/30	325	259
	Agilent Technologies Inc.	2.300%	3/12/31	500	395
	AHS Hospital Corp.	5.024%	7/1/45	325	290
[8]	AHS Hospital Corp.	2.780%	7/1/51	500	293
[8]	Allina Health System	3.887%	4/15/49	325	242
	Amgen Inc.	1.900%	2/21/25	840	799
	Amgen Inc.	5.250%	3/2/25	1,695	1,682
	Amgen Inc.	5.507%	3/2/26	1,000	993
	Amgen Inc.	2.600%	8/19/26	1,845	1,703
	Amgen Inc.	2.200%	2/21/27	1,725	1,548
	Amgen Inc.	3.200%	11/2/27	1,000	918
	Amgen Inc.	5.150%	3/2/28	3,475	3,416

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Amgen Inc.	1.650%	8/15/28	1,000	841
	Amgen Inc.	4.050%	8/18/29	650	603
	Amgen Inc.	2.450%	2/21/30	1,675	1,386
	Amgen Inc.	5.250%	3/2/30	1,300	1,270
	Amgen Inc.	2.300%	2/25/31	2,100	1,681
	Amgen Inc.	2.000%	1/15/32	1,250	946
	Amgen Inc.	3.350%	2/22/32	1,000	843
	Amgen Inc.	5.250%	3/2/33	4,915	4,697
	Amgen Inc.	3.150%	2/21/40	2,800	1,973
	Amgen Inc.	2.800%	8/15/41	1,000	647
	Amgen Inc.	4.950%	10/1/41	500	435
	Amgen Inc.	5.150%	11/15/41	451	398
	Amgen Inc.	5.600%	3/2/43	1,670	1,553
	Amgen Inc.	4.400%	5/1/45	2,350	1,859
	Amgen Inc.	4.563%	6/15/48	656	526
	Amgen Inc.	3.375%	2/21/50	1,875	1,226
	Amgen Inc.	4.663%	6/15/51	3,189	2,577
	Amgen Inc.	3.000%	1/15/52	2,500	1,511
	Amgen Inc.	4.200%	2/22/52	1,500	1,120
	Amgen Inc.	5.650%	3/2/53	2,000	1,869
	Amgen Inc.	2.770%	9/1/53	2,126	1,181
	Amgen Inc.	4.400%	2/22/62	700	519
	Amgen Inc.	5.750%	3/2/63	2,250	2,078
[8]	Ascension Health	2.532%	11/15/29	1,056	899
[8]	Ascension Health	3.106%	11/15/39	300	216
	Ascension Health	3.945%	11/15/46	650	501
[8]	Ascension Health	4.847%	11/15/53	610	540
	AstraZeneca Finance LLC	1.200%	5/28/26	500	449
	AstraZeneca Finance LLC	4.875%	3/3/28	650	638
	AstraZeneca Finance LLC	1.750%	5/28/28	1,100	941
	AstraZeneca Finance LLC	4.900%	3/3/30	650	633
	AstraZeneca Finance LLC	2.250%	5/28/31	500	402
	AstraZeneca Finance LLC	4.875%	3/3/33	650	626
	AstraZeneca plc	3.375%	11/16/25	2,574	2,467
	AstraZeneca plc	0.700%	4/8/26	1,000	892
	AstraZeneca plc	3.125%	6/12/27	500	464
	AstraZeneca plc	1.375%	8/6/30	1,020	788
	AstraZeneca plc	6.450%	9/15/37	2,105	2,272
	AstraZeneca plc	4.000%	9/18/42	670	544
	AstraZeneca plc	4.375%	11/16/45	1,475	1,236
	AstraZeneca plc	4.375%	8/17/48	550	462
	AstraZeneca plc	2.125%	8/6/50	500	272
	AstraZeneca plc	3.000%	5/28/51	250	163
	Banner Health	2.338%	1/1/30	375	311
	Banner Health	1.897%	1/1/31	500	389
	Banner Health	2.907%	1/1/42	500	334
[8]	Banner Health	3.181%	1/1/50	225	145
	Banner Health	2.913%	1/1/51	500	297
[8]	Baptist Health South Florida Obligated Group	3.115%	11/15/71	500	264
[8]	Baptist Healthcare System Obligated Group	3.540%	8/15/50	500	330
	Baxalta Inc.	4.000%	6/23/25	1,411	1,369
	Baxalta Inc.	5.250%	6/23/45	415	371
	Baxter International Inc.	1.322%	11/29/24	950	899
	Baxter International Inc.	2.600%	8/15/26	400	366
	Baxter International Inc.	1.915%	2/1/27	1,125	993
	Baxter International Inc.	2.272%	12/1/28	1,175	991

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Baxter International Inc.	3.950%	4/1/30	555	494
	Baxter International Inc.	1.730%	4/1/31	600	449
	Baxter International Inc.	2.539%	2/1/32	1,275	987
	Baxter International Inc.	3.500%	8/15/46	375	238
	Baxter International Inc.	3.132%	12/1/51	950	564
[8]	Baylor Scott & White Holdings	1.777%	11/15/30	500	387
	Baylor Scott & White Holdings	4.185%	11/15/45	400	316
[8]	Baylor Scott & White Holdings	2.839%	11/15/50	1,500	905
	Becton Dickinson & Co.	3.734%	12/15/24	495	482
	Becton Dickinson & Co.	3.700%	6/6/27	1,430	1,340
	Becton Dickinson & Co.	4.693%	2/13/28	750	727
	Becton Dickinson & Co.	2.823%	5/20/30	1,000	841
	Becton Dickinson & Co.	1.957%	2/11/31	1,000	782
	Becton Dickinson & Co.	4.685%	12/15/44	675	567
	Becton Dickinson & Co.	4.669%	6/6/47	1,225	1,018
[8]	Beth Israel Lahey Health Inc.	3.080%	7/1/51	500	284
	Biogen Inc.	4.050%	9/15/25	1,450	1,400
	Biogen Inc.	2.250%	5/1/30	1,425	1,137
	Biogen Inc.	3.150%	5/1/50	645	394
	Biogen Inc.	3.250%	2/15/51	589	365
	Bio-Rad Laboratories Inc.	3.300%	3/15/27	250	231
	Bio-Rad Laboratories Inc.	3.700%	3/15/32	500	420
[8]	Bon Secours Mercy Health Inc.	4.302%	7/1/28	175	165
[8]	Bon Secours Mercy Health Inc.	3.464%	6/1/30	308	275
[8]	Bon Secours Mercy Health Inc.	2.095%	6/1/31	250	195
[8]	Bon Secours Mercy Health Inc.	3.205%	6/1/50	250	156
	Boston Scientific Corp.	1.900%	6/1/25	250	235
	Boston Scientific Corp.	2.650%	6/1/30	700	585
	Boston Scientific Corp.	6.500%	11/15/35	225	235
	Boston Scientific Corp.	4.550%	3/1/39	559	481
	Boston Scientific Corp.	7.375%	1/15/40	225	248
	Boston Scientific Corp.	4.700%	3/1/49	1,064	892
	Bristol-Myers Squibb Co.	0.750%	11/13/25	500	454
	Bristol-Myers Squibb Co.	3.200%	6/15/26	1,303	1,235
	Bristol-Myers Squibb Co.	3.450%	11/15/27	495	462
	Bristol-Myers Squibb Co.	3.900%	2/20/28	1,250	1,181
	Bristol-Myers Squibb Co.	3.400%	7/26/29	1,050	951
	Bristol-Myers Squibb Co.	1.450%	11/13/30	500	384
	Bristol-Myers Squibb Co.	2.950%	3/15/32	1,000	835
	Bristol-Myers Squibb Co.	4.125%	6/15/39	1,330	1,105
	Bristol-Myers Squibb Co.	3.250%	8/1/42	390	277
	Bristol-Myers Squibb Co.	4.350%	11/15/47	1,750	1,417
	Bristol-Myers Squibb Co.	4.550%	2/20/48	2,116	1,755
	Bristol-Myers Squibb Co.	4.250%	10/26/49	3,355	2,660
	Bristol-Myers Squibb Co.	2.550%	11/13/50	1,150	657
	Bristol-Myers Squibb Co.	3.700%	3/15/52	3,149	2,251
	Bristol-Myers Squibb Co.	3.900%	3/15/62	825	578
	Cardinal Health Inc.	3.750%	9/15/25	225	216
	Cardinal Health Inc.	4.600%	3/15/43	400	315
	Cardinal Health Inc.	4.500%	11/15/44	250	190
	Cardinal Health Inc.	4.368%	6/15/47	500	377
[8]	Catholic Health Services of Long Island Obligated Group	3.368%	7/1/50	500	304
	Cencora Inc.	3.250%	3/1/25	325	314
	Cencora Inc.	3.450%	12/15/27	700	649
	Cencora Inc.	2.800%	5/15/30	975	817
	Cencora Inc.	2.700%	3/15/31	1,000	814
	Cencora Inc.	4.300%	12/15/47	816	630

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Centene Corp.	4.250%	12/15/27	2,262	2,084
	Centene Corp.	2.450%	7/15/28	1,767	1,493
	Centene Corp.	4.625%	12/15/29	3,096	2,793
	Centene Corp.	3.375%	2/15/30	535	446
	Centene Corp.	3.000%	10/15/30	1,954	1,576
	Centene Corp.	2.500%	3/1/31	1,869	1,437
	Centene Corp.	2.625%	8/1/31	1,210	926
	Children's Health System of Texas	2.511%	8/15/50	500	276
[8]	Children's Hospital	2.928%	7/15/50	500	296
[8]	Children's Hospital Corp.	4.115%	1/1/47	200	157
[8]	Children's Hospital Corp.	2.585%	2/1/50	200	115
	Children's Hospital Medical Center	4.268%	5/15/44	150	123
[8]	Children's Hospital of Philadelphia	2.704%	7/1/50	500	291
[8]	CHRISTUS Health	4.341%	7/1/28	425	402
[8]	Cigna Group	3.250%	4/15/25	3,576	3,438
[8]	Cigna Group	4.500%	2/25/26	1,655	1,609
[8]	Cigna Group	3.400%	3/1/27	2,850	2,653
	Cigna Group	4.375%	10/15/28	1,775	1,677
	Cigna Group	2.400%	3/15/30	1,515	1,240
	Cigna Group	4.800%	8/15/38	1,570	1,381
	Cigna Group	3.200%	3/15/40	1,250	878
[8]	Cigna Group	6.125%	11/15/41	334	329
[8]	Cigna Group	4.800%	7/15/46	4,550	3,775
[8]	Cigna Group	3.875%	10/15/47	25	18
	Cigna Group	4.900%	12/15/48	200	169
	Cigna Group	3.400%	3/15/50	1,725	1,135
	Cigna Group	3.400%	3/15/51	1,000	655
[8]	City of Hope	5.623%	11/15/43	250	226
[8]	City of Hope	4.378%	8/15/48	500	376
	Cleveland Clinic Foundation	4.858%	1/1/14	325	263
	CommonSpirit Health	2.760%	10/1/24	500	484
	CommonSpirit Health	1.547%	10/1/25	500	459
	CommonSpirit Health	3.347%	10/1/29	725	630
	CommonSpirit Health	2.782%	10/1/30	500	412
[8]	CommonSpirit Health	4.350%	11/1/42	790	636
	CommonSpirit Health	3.817%	10/1/49	225	159
	CommonSpirit Health	4.187%	10/1/49	780	584
	CommonSpirit Health	3.910%	10/1/50	330	233
[8]	Community Health Network Inc.	3.099%	5/1/50	965	579
[8]	Corewell Health Obligated Group	3.487%	7/15/49	275	189
[8]	Cottage Health Obligated Group	3.304%	11/1/49	425	279
	CVS Health Corp.	3.875%	7/20/25	2,425	2,342
	CVS Health Corp.	2.875%	6/1/26	3,547	3,303
	CVS Health Corp.	3.000%	8/15/26	1,300	1,209
	CVS Health Corp.	3.625%	4/1/27	475	444
	CVS Health Corp.	1.300%	8/21/27	1,000	851
	CVS Health Corp.	4.300%	3/25/28	4,084	3,862
	CVS Health Corp.	5.000%	1/30/29	1,000	967
	CVS Health Corp.	3.250%	8/15/29	675	590
	CVS Health Corp.	5.125%	2/21/30	1,000	960
	CVS Health Corp.	3.750%	4/1/30	1,563	1,382
	CVS Health Corp.	1.750%	8/21/30	2,000	1,537
	CVS Health Corp.	5.250%	1/30/31	600	576
	CVS Health Corp.	1.875%	2/28/31	1,000	761
	CVS Health Corp.	5.250%	2/21/33	1,800	1,702
	CVS Health Corp.	5.300%	6/1/33	1,125	1,066
	CVS Health Corp.	4.875%	7/20/35	525	469
	CVS Health Corp.	4.780%	3/25/38	4,300	3,700

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	CVS Health Corp.	6.125%	9/15/39	375	362
	CVS Health Corp.	4.125%	4/1/40	1,175	910
	CVS Health Corp.	2.700%	8/21/40	1,500	950
	CVS Health Corp.	5.300%	12/5/43	650	565
	CVS Health Corp.	5.125%	7/20/45	3,775	3,176
	CVS Health Corp.	5.050%	3/25/48	4,929	4,095
	CVS Health Corp.	4.250%	4/1/50	700	517
	CVS Health Corp.	5.625%	2/21/53	1,250	1,117
	CVS Health Corp.	5.875%	6/1/53	536	496
	CVS Health Corp.	6.000%	6/1/63	670	615
	Danaher Corp.	3.350%	9/15/25	1,102	1,058
	Danaher Corp.	2.600%	10/1/50	550	323
	Danaher Corp.	2.800%	12/10/51	500	302
[8]	Dartmouth-Hitchcock Health	4.178%	8/1/48	300	216
	DENTSPLY SIRONA Inc.	3.250%	6/1/30	575	482
	DH Europe Finance II Sarl	2.200%	11/15/24	1,450	1,394
	DH Europe Finance II Sarl	3.250%	11/15/39	725	542
	DH Europe Finance II Sarl	3.400%	11/15/49	1,200	833
	Dignity Health	3.812%	11/1/24	100	97
	Dignity Health	4.500%	11/1/42	550	447
	Dignity Health	5.267%	11/1/64	225	191
[8]	Duke University Health System Inc.	3.920%	6/1/47	450	344
	Edwards Lifesciences Corp.	4.300%	6/15/28	475	448
	Elevance Health Inc.	2.375%	1/15/25	1,409	1,345
	Elevance Health Inc.	5.350%	10/15/25	500	497
	Elevance Health Inc.	4.900%	2/8/26	500	490
	Elevance Health Inc.	2.875%	9/15/29	425	366
	Elevance Health Inc.	2.250%	5/15/30	2,500	2,030
	Elevance Health Inc.	2.550%	3/15/31	1,280	1,036
	Elevance Health Inc.	4.100%	5/15/32	700	622
	Elevance Health Inc.	5.500%	10/15/32	500	492
	Elevance Health Inc.	4.750%	2/15/33	650	605
	Elevance Health Inc.	5.850%	1/15/36	300	292
	Elevance Health Inc.	6.375%	6/15/37	300	303
	Elevance Health Inc.	4.625%	5/15/42	675	566
	Elevance Health Inc.	4.650%	1/15/43	1,750	1,468
	Elevance Health Inc.	5.100%	1/15/44	1,200	1,045
	Elevance Health Inc.	4.650%	8/15/44	75	62
	Elevance Health Inc.	4.375%	12/1/47	918	726
	Elevance Health Inc.	4.550%	3/1/48	120	98
	Elevance Health Inc.	3.700%	9/15/49	700	490
	Elevance Health Inc.	3.125%	5/15/50	1,270	796
	Elevance Health Inc.	3.600%	3/15/51	1,500	1,023
	Elevance Health Inc.	4.550%	5/15/52	700	565
	Elevance Health Inc.	6.100%	10/15/52	500	500
	Elevance Health Inc.	5.125%	2/15/53	650	577
	Eli Lilly & Co.	2.750%	6/1/25	380	364
	Eli Lilly & Co.	3.375%	3/15/29	335	308
	Eli Lilly & Co.	3.950%	3/15/49	1,335	1,070
	Eli Lilly & Co.	4.875%	2/27/53	1,000	916
	Eli Lilly & Co.	2.500%	9/15/60	500	272
	Eli Lilly & Co.	4.950%	2/27/63	1,000	903
[8]	Franciscan Missionaries of Our Lady Health System Inc.	3.914%	7/1/49	500	338
	GE HealthCare Technologies Inc.	5.550%	11/15/24	500	498
	GE HealthCare Technologies Inc.	5.600%	11/15/25	500	497
	GE HealthCare Technologies Inc.	5.650%	11/15/27	500	499
	GE HealthCare Technologies Inc.	5.857%	3/15/30	750	744

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	GE HealthCare Technologies Inc.	5.905%	11/22/32	1,500	1,488
	GE HealthCare Technologies Inc.	6.377%	11/22/52	1,079	1,094
	Gilead Sciences Inc.	3.500%	2/1/25	345	335
	Gilead Sciences Inc.	3.650%	3/1/26	4,305	4,120
	Gilead Sciences Inc.	2.950%	3/1/27	175	161
	Gilead Sciences Inc.	1.200%	10/1/27	900	765
	Gilead Sciences Inc.	5.250%	10/15/33	400	390
	Gilead Sciences Inc.	4.600%	9/1/35	700	638
	Gilead Sciences Inc.	4.000%	9/1/36	1,250	1,061
	Gilead Sciences Inc.	2.600%	10/1/40	1,000	657
	Gilead Sciences Inc.	5.650%	12/1/41	800	777
	Gilead Sciences Inc.	4.800%	4/1/44	1,325	1,151
	Gilead Sciences Inc.	4.500%	2/1/45	1,400	1,160
	Gilead Sciences Inc.	4.750%	3/1/46	2,675	2,291
	Gilead Sciences Inc.	2.800%	10/1/50	2,325	1,393
	Gilead Sciences Inc.	5.550%	10/15/53	400	384
	GlaxoSmithKline Capital Inc.	3.625%	5/15/25	1,874	1,823
	GlaxoSmithKline Capital Inc.	3.875%	5/15/28	2,150	2,034
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	180	183
	GlaxoSmithKline Capital Inc.	6.375%	5/15/38	2,245	2,432
[8]	Hackensack Meridian Health Inc.	2.675%	9/1/41	500	324
	Hackensack Meridian Health Inc.	4.211%	7/1/48	500	397
[8]	Hackensack Meridian Health Inc.	2.875%	9/1/50	500	303
	Hackensack Meridian Health Inc.	4.500%	7/1/57	225	179
[8]	Hartford HealthCare Corp.	3.447%	7/1/54	300	201
	HCA Inc.	5.375%	2/1/25	1,750	1,732
	HCA Inc.	5.250%	4/15/25	1,350	1,333
	HCA Inc.	5.875%	2/15/26	500	497
	HCA Inc.	5.250%	6/15/26	1,150	1,126
	HCA Inc.	4.500%	2/15/27	1,535	1,464
	HCA Inc.	5.200%	6/1/28	816	789
	HCA Inc.	5.625%	9/1/28	1,225	1,194
	HCA Inc.	4.125%	6/15/29	2,420	2,188
	HCA Inc.	3.500%	9/1/30	2,500	2,118
	HCA Inc.	2.375%	7/15/31	1,750	1,338
	HCA Inc.	3.625%	3/15/32	1,500	1,244
	HCA Inc.	5.500%	6/1/33	1,019	964
	HCA Inc.	5.125%	6/15/39	825	712
	HCA Inc.	4.375%	3/15/42	500	382
	HCA Inc.	5.500%	6/15/47	1,000	853
	HCA Inc.	5.250%	6/15/49	1,945	1,595
	HCA Inc.	3.500%	7/15/51	1,000	623
	HCA Inc.	4.625%	3/15/52	2,000	1,501
	HCA Inc.	5.900%	6/1/53	416	373
	Humana Inc.	3.850%	10/1/24	861	843
	Humana Inc.	4.500%	4/1/25	750	736
	Humana Inc.	1.350%	2/3/27	500	436
	Humana Inc.	3.950%	3/15/27	950	901
	Humana Inc.	5.750%	3/1/28	750	752
	Humana Inc.	3.125%	8/15/29	400	349
	Humana Inc.	4.875%	4/1/30	480	454
	Humana Inc.	2.150%	2/3/32	500	377
	Humana Inc.	5.875%	3/1/33	750	746
	Humana Inc.	4.625%	12/1/42	375	307
	Humana Inc.	4.950%	10/1/44	620	521
	Humana Inc.	3.950%	8/15/49	470	340
	Humana Inc.	5.500%	3/15/53	600	546
	IHC Health Services Inc.	4.131%	5/15/48	300	238

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illumina Inc.	5.800%	12/12/25	500	497
	Illumina Inc.	5.750%	12/13/27	500	491
	Illumina Inc.	2.550%	3/23/31	500	388
	Indiana University Health Inc. Obligated Group	3.970%	11/1/48	500	386
[8]	Indiana University Health Inc. Obligated Group	2.852%	11/1/51	500	298
	Inova Health System Foundation	4.068%	5/15/52	500	385
[8]	Integris Baptist Medical Center Inc.	3.875%	8/15/50	750	508
[8]	Iowa Health System	3.665%	2/15/50	400	271
	Johns Hopkins Health System Corp.	3.837%	5/15/46	575	428
	Johnson & Johnson	2.625%	1/15/25	1,506	1,457
	Johnson & Johnson	2.450%	3/1/26	1,600	1,502
	Johnson & Johnson	0.950%	9/1/27	1,225	1,052
	Johnson & Johnson	2.900%	1/15/28	1,100	1,013
	Johnson & Johnson	1.300%	9/1/30	1,050	826
	Johnson & Johnson	4.950%	5/15/33	550	553
	Johnson & Johnson	4.375%	12/5/33	900	855
	Johnson & Johnson	3.550%	3/1/36	1,325	1,122
	Johnson & Johnson	3.625%	3/3/37	2,150	1,808
	Johnson & Johnson	5.950%	8/15/37	745	788
	Johnson & Johnson	5.850%	7/15/38	325	341
	Johnson & Johnson	2.100%	9/1/40	925	589
	Johnson & Johnson	4.500%	9/1/40	419	378
	Johnson & Johnson	4.850%	5/15/41	225	210
	Johnson & Johnson	4.500%	12/5/43	550	492
	Johnson & Johnson	3.700%	3/1/46	1,750	1,359
	Johnson & Johnson	3.750%	3/3/47	500	392
	Johnson & Johnson	3.500%	1/15/48	250	188
	Johnson & Johnson	2.250%	9/1/50	925	533
	Johnson & Johnson	2.450%	9/1/60	1,525	839
	Kaiser Foundation Hospitals	3.150%	5/1/27	1,031	963
[8]	Kaiser Foundation Hospitals	2.810%	6/1/41	500	334
	Kaiser Foundation Hospitals	4.875%	4/1/42	925	816
	Kaiser Foundation Hospitals	4.150%	5/1/47	675	535
[8]	Kaiser Foundation Hospitals	3.266%	11/1/49	375	249
[8]	Kaiser Foundation Hospitals	3.002%	6/1/51	1,500	936
	Koninklijke Philips NV	6.875%	3/11/38	300	311
	Koninklijke Philips NV	5.000%	3/15/42	785	658
	Laboratory Corp. of America Holdings	2.300%	12/1/24	425	407
	Laboratory Corp. of America Holdings	3.600%	2/1/25	1,421	1,376
	Laboratory Corp. of America Holdings	1.550%	6/1/26	500	447
	Laboratory Corp. of America Holdings	3.600%	9/1/27	450	421
	Laboratory Corp. of America Holdings	2.950%	12/1/29	525	451
	Laboratory Corp. of America Holdings	2.700%	6/1/31	500	404
	Laboratory Corp. of America Holdings	4.700%	2/1/45	800	648
[8]	Mass General Brigham Inc.	3.765%	7/1/48	150	110
[8]	Mass General Brigham Inc.	3.192%	7/1/49	400	261
[8]	Mass General Brigham Inc.	4.117%	7/1/55	275	207
[8]	Mass General Brigham Inc.	3.342%	7/1/60	725	454
[8]	Mayo Clinic	3.774%	11/15/43	250	195
[8]	Mayo Clinic	4.000%	11/15/47	150	116
[8]	Mayo Clinic	4.128%	11/15/52	125	101
[8]	Mayo Clinic	3.196%	11/15/61	750	459
	McKesson Corp.	0.900%	12/3/25	750	678
	McKesson Corp.	5.250%	2/15/26	400	396
	McKesson Corp.	3.950%	2/16/28	150	142
	McKesson Corp.	4.900%	7/15/28	102	100

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	McKesson Corp.	5.100%	7/15/33	500	478
[8]	MedStar Health Inc.	3.626%	8/15/49	250	169
	Medtronic Inc.	4.375%	3/15/35	2,358	2,134
	Medtronic Inc.	4.625%	3/15/45	754	661
	Memorial Health Services	3.447%	11/1/49	500	339
	Memorial Sloan-Kettering Cancer Center	5.000%	7/1/42	100	90
[8]	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/50	250	155
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	450	346
[8]	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	150	114
	Merck & Co. Inc.	2.750%	2/10/25	2,250	2,173
	Merck & Co. Inc.	0.750%	2/24/26	2,743	2,470
	Merck & Co. Inc.	1.700%	6/10/27	1,450	1,284
	Merck & Co. Inc.	4.050%	5/17/28	550	529
	Merck & Co. Inc.	3.400%	3/7/29	1,500	1,371
	Merck & Co. Inc.	4.300%	5/17/30	612	577
	Merck & Co. Inc.	1.450%	6/24/30	770	603
	Merck & Co. Inc.	2.150%	12/10/31	2,350	1,855
	Merck & Co. Inc.	4.500%	5/17/33	1,223	1,144
	Merck & Co. Inc.	6.500%	12/1/33	525	568
	Merck & Co. Inc.	3.900%	3/7/39	600	498
	Merck & Co. Inc.	2.350%	6/24/40	775	507
	Merck & Co. Inc.	3.600%	9/15/42	425	326
	Merck & Co. Inc.	4.150%	5/18/43	980	813
	Merck & Co. Inc.	4.900%	5/17/44	612	558
	Merck & Co. Inc.	3.700%	2/10/45	2,295	1,748
	Merck & Co. Inc.	4.000%	3/7/49	600	470
	Merck & Co. Inc.	2.450%	6/24/50	750	430
	Merck & Co. Inc.	2.750%	12/10/51	3,675	2,220
	Merck & Co. Inc.	5.000%	5/17/53	1,223	1,114
	Merck & Co. Inc.	2.900%	12/10/61	1,200	689
	Merck & Co. Inc.	5.150%	5/17/63	816	747
[8]	Methodist Hospital	2.705%	12/1/50	500	291
[8]	Montefiore Obligated Group	5.246%	11/1/48	600	424
[8]	Mount Sinai Hospital	3.981%	7/1/48	200	148
[8]	Mount Sinai Hospital	3.737%	7/1/49	450	312
[8]	Mount Sinai Hospital	3.391%	7/1/50	500	313
	MultiCare Health System	2.803%	8/15/50	500	279
	Mylan Inc.	4.550%	4/15/28	575	528
	Mylan Inc.	5.400%	11/29/43	400	310
	Mylan Inc.	5.200%	4/15/48	625	453
	New York & Presbyterian Hospital	4.024%	8/1/45	480	372
	New York & Presbyterian Hospital	4.063%	8/1/56	425	318
	New York & Presbyterian Hospital	2.606%	8/1/60	500	256
[8]	New York & Presbyterian Hospital	3.954%	8/1/19	400	260
	Northwell Healthcare Inc.	3.979%	11/1/46	525	378
	Northwell Healthcare Inc.	4.260%	11/1/47	850	634
	Northwell Healthcare Inc.	3.809%	11/1/49	375	258
	Novant Health Inc.	2.637%	11/1/36	500	353
	Novant Health Inc.	3.168%	11/1/51	500	318
	Novant Health Inc.	3.318%	11/1/61	1,000	613
	Novartis Capital Corp.	3.400%	5/6/24	1,959	1,932
	Novartis Capital Corp.	1.750%	2/14/25	255	243
	Novartis Capital Corp.	3.000%	11/20/25	1,400	1,334
	Novartis Capital Corp.	2.000%	2/14/27	2,340	2,115

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Novartis Capital Corp.	3.100%	5/17/27	800	748
	Novartis Capital Corp.	2.200%	8/14/30	2,175	1,803
	Novartis Capital Corp.	3.700%	9/21/42	525	410
	Novartis Capital Corp.	4.400%	5/6/44	1,050	903
	Novartis Capital Corp.	4.000%	11/20/45	1,200	968
	Novartis Capital Corp.	2.750%	8/14/50	850	540
[8]	NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery	2.667%	10/1/50	245	134
[8]	NYU Langone Hospitals	5.750%	7/1/43	375	358
	NYU Langone Hospitals	4.784%	7/1/44	325	273
[8]	NYU Langone Hospitals	4.368%	7/1/47	425	348
[8]	NYU Langone Hospitals	3.380%	7/1/55	525	332
[8]	Ochsner LSU Health System of North Louisiana	2.510%	5/15/31	500	353
	OhioHealth Corp.	2.297%	11/15/31	500	394
	OhioHealth Corp.	2.834%	11/15/41	500	331
[8]	OhioHealth Corp.	3.042%	11/15/50	300	195
	Orlando Health Obligated Group	4.089%	10/1/48	225	170
	Orlando Health Obligated Group	3.327%	10/1/50	500	329
[8]	PeaceHealth Obligated Group	4.787%	11/15/48	300	238
[8]	PeaceHealth Obligated Group	3.218%	11/15/50	500	297
	Pfizer Inc.	0.800%	5/28/25	300	278
	Pfizer Inc.	2.750%	6/3/26	2,556	2,395
	Pfizer Inc.	3.000%	12/15/26	1,295	1,212
	Pfizer Inc.	3.600%	9/15/28	600	561
	Pfizer Inc.	3.450%	3/15/29	750	690
	Pfizer Inc.	2.625%	4/1/30	1,175	1,004
	Pfizer Inc.	1.700%	5/28/30	1,750	1,403
	Pfizer Inc.	1.750%	8/18/31	1,250	967
	Pfizer Inc.	4.000%	12/15/36	1,000	863
	Pfizer Inc.	4.100%	9/15/38	600	510
	Pfizer Inc.	3.900%	3/15/39	550	451
	Pfizer Inc.	7.200%	3/15/39	1,015	1,168
	Pfizer Inc.	2.550%	5/28/40	750	503
	Pfizer Inc.	4.300%	6/15/43	780	656
	Pfizer Inc.	4.400%	5/15/44	725	617
	Pfizer Inc.	4.125%	12/15/46	1,575	1,264
	Pfizer Inc.	4.200%	9/15/48	500	410
	Pfizer Inc.	4.000%	3/15/49	850	670
	Pfizer Inc.	2.700%	5/28/50	1,275	799
	Pfizer Investment Enterprises Pte. Ltd.	4.650%	5/19/25	2,447	2,414
	Pfizer Investment Enterprises Pte. Ltd.	4.450%	5/19/26	2,447	2,389
	Pfizer Investment Enterprises Pte. Ltd.	4.450%	5/19/28	3,262	3,144
	Pfizer Investment Enterprises Pte. Ltd.	4.650%	5/19/30	2,450	2,344
	Pfizer Investment Enterprises Pte. Ltd.	4.750%	5/19/33	4,078	3,864
	Pfizer Investment Enterprises Pte. Ltd.	5.110%	5/19/43	2,450	2,250
	Pfizer Investment Enterprises Pte. Ltd.	5.300%	5/19/53	4,893	4,545
	Pfizer Investment Enterprises Pte. Ltd.	5.340%	5/19/63	3,262	2,980
	Pharmacia LLC	6.600%	12/1/28	912	964
[8]	Piedmont Healthcare Inc.	2.044%	1/1/32	500	380
	Piedmont Healthcare Inc.	2.864%	1/1/52	500	292
	Presbyterian Healthcare Services	4.875%	8/1/52	500	441
[8]	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	457	417
[8]	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	500	417
	Providence St. Joseph Health Obligated Group	5.403%	10/1/33	500	480

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Providence St. Joseph Health Obligated Group	3.744%	10/1/47	325	229
[8]	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	400	288
	Quest Diagnostics Inc.	3.500%	3/30/25	250	241
	Quest Diagnostics Inc.	3.450%	6/1/26	1,141	1,080
	Quest Diagnostics Inc.	4.200%	6/30/29	350	326
	Quest Diagnostics Inc.	2.950%	6/30/30	800	672
	Quest Diagnostics Inc.	2.800%	6/30/31	425	349
	Quest Diagnostics Inc.	5.750%	1/30/40	61	55
	Quest Diagnostics Inc.	4.700%	3/30/45	200	164
	Regeneron Pharmaceuticals Inc.	1.750%	9/15/30	1,000	770
	Regeneron Pharmaceuticals Inc.	2.800%	9/15/50	900	517
	Revvity Inc.	1.900%	9/15/28	500	415
	Revvity Inc.	3.300%	9/15/29	500	433
	Revvity Inc.	2.550%	3/15/31	500	394
	Revvity Inc.	2.250%	9/15/31	500	380
	Revvity Inc.	3.625%	3/15/51	350	224
	Royalty Pharma plc	1.200%	9/2/25	1,000	909
	Royalty Pharma plc	1.750%	9/2/27	1,400	1,194
	Royalty Pharma plc	2.200%	9/2/30	900	697
	Royalty Pharma plc	3.300%	9/2/40	1,000	654
	Royalty Pharma plc	3.550%	9/2/50	800	490
	Royalty Pharma plc	3.350%	9/2/51	500	290
[8]	Rush Obligated Group	3.922%	11/15/29	245	223
	RWJ Barnabas Health Inc.	3.949%	7/1/46	350	262
	RWJ Barnabas Health Inc.	3.477%	7/1/49	100	68
	Sanofi	3.625%	6/19/28	1,000	940
[8]	Seattle Children's Hospital	2.719%	10/1/50	500	293
[8]	Sharp HealthCare	2.680%	8/1/50	500	286
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	2,685	2,508
	Smith & Nephew plc	2.032%	10/14/30	820	631
[8]	SSM Health Care Corp.	3.823%	6/1/27	375	352
	SSM Health Care Corp.	4.894%	6/1/28	1,000	975
[8]	Stanford Health Care	3.795%	11/15/48	450	334
	STERIS Irish FinCo Unltd. Co.	3.750%	3/15/51	600	418
	Stryker Corp.	1.150%	6/15/25	400	371
	Stryker Corp.	3.375%	11/1/25	500	479
	Stryker Corp.	3.500%	3/15/26	890	848
	Stryker Corp.	3.650%	3/7/28	450	419
	Stryker Corp.	4.100%	4/1/43	325	253
	Stryker Corp.	4.375%	5/15/44	775	623
[8]	Sutter Health	1.321%	8/15/25	500	457
[8]	Sutter Health	3.695%	8/15/28	300	278
[8]	Sutter Health	2.294%	8/15/30	500	403
	Sutter Health	5.164%	8/15/33	300	288
[8]	Sutter Health	3.161%	8/15/40	500	348
[8]	Sutter Health	4.091%	8/15/48	375	286
[8]	Sutter Health	3.361%	8/15/50	475	310
	Sutter Health	5.547%	8/15/53	300	288
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	1,060	1,036
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	2,225	1,789
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	1,700	1,181
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/50	1,790	1,132
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/60	900	547
	Texas Health Resources	2.328%	11/15/50	500	264
[8]	Texas Health Resources	4.330%	11/15/55	100	80

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Thermo Fisher Scientific Inc.	1.215%	10/18/24	900	858
	Thermo Fisher Scientific Inc.	4.953%	8/10/26	500	495
	Thermo Fisher Scientific Inc.	4.800%	11/21/27	295	291
	Thermo Fisher Scientific Inc.	1.750%	10/15/28	500	423
	Thermo Fisher Scientific Inc.	2.600%	10/1/29	890	764
	Thermo Fisher Scientific Inc.	4.977%	8/10/30	600	583
	Thermo Fisher Scientific Inc.	2.000%	10/15/31	2,000	1,549
	Thermo Fisher Scientific Inc.	4.950%	11/21/32	250	240
	Thermo Fisher Scientific Inc.	5.086%	8/10/33	800	773
	Thermo Fisher Scientific Inc.	2.800%	10/15/41	1,000	673
	Thermo Fisher Scientific Inc.	5.404%	8/10/43	500	477
	Thermo Fisher Scientific Inc.	5.300%	2/1/44	350	329
	Thermo Fisher Scientific Inc.	4.100%	8/15/47	400	319
[8]	Trinity Health Corp.	2.632%	12/1/40	500	322
	Trinity Health Corp.	4.125%	12/1/45	450	354
	UnitedHealth Group Inc.	5.000%	10/15/24	650	647
	UnitedHealth Group Inc.	3.750%	7/15/25	2,750	2,675
	UnitedHealth Group Inc.	5.150%	10/15/25	650	647
	UnitedHealth Group Inc.	3.700%	12/15/25	200	193
	UnitedHealth Group Inc.	1.250%	1/15/26	781	712
	UnitedHealth Group Inc.	3.100%	3/15/26	750	712
	UnitedHealth Group Inc.	1.150%	5/15/26	500	449
	UnitedHealth Group Inc.	3.450%	1/15/27	1,645	1,554
	UnitedHealth Group Inc.	3.700%	5/15/27	550	521
	UnitedHealth Group Inc.	5.250%	2/15/28	1,725	1,728
	UnitedHealth Group Inc.	3.850%	6/15/28	2,100	1,977
	UnitedHealth Group Inc.	3.875%	12/15/28	500	469
	UnitedHealth Group Inc.	4.250%	1/15/29	830	789
	UnitedHealth Group Inc.	2.875%	8/15/29	475	416
	UnitedHealth Group Inc.	5.300%	2/15/30	875	869
	UnitedHealth Group Inc.	2.000%	5/15/30	2,935	2,376
	UnitedHealth Group Inc.	2.300%	5/15/31	2,900	2,338
	UnitedHealth Group Inc.	5.350%	2/15/33	1,725	1,707
	UnitedHealth Group Inc.	4.500%	4/15/33	1,500	1,387
	UnitedHealth Group Inc.	6.500%	6/15/37	200	214
	UnitedHealth Group Inc.	6.625%	11/15/37	325	353
	UnitedHealth Group Inc.	6.875%	2/15/38	1,355	1,508
	UnitedHealth Group Inc.	3.500%	8/15/39	1,510	1,160
	UnitedHealth Group Inc.	2.750%	5/15/40	2,245	1,524
	UnitedHealth Group Inc.	5.950%	2/15/41	240	240
	UnitedHealth Group Inc.	3.050%	5/15/41	1,400	988
	UnitedHealth Group Inc.	4.375%	3/15/42	325	272
	UnitedHealth Group Inc.	3.950%	10/15/42	800	629
	UnitedHealth Group Inc.	4.250%	3/15/43	75	62
	UnitedHealth Group Inc.	4.750%	7/15/45	1,315	1,139
	UnitedHealth Group Inc.	4.200%	1/15/47	775	616
	UnitedHealth Group Inc.	4.250%	4/15/47	950	751
	UnitedHealth Group Inc.	4.250%	6/15/48	1,200	954
	UnitedHealth Group Inc.	4.450%	12/15/48	1,100	902
	UnitedHealth Group Inc.	3.700%	8/15/49	680	489
	UnitedHealth Group Inc.	2.900%	5/15/50	520	320
	UnitedHealth Group Inc.	3.250%	5/15/51	1,900	1,250
	UnitedHealth Group Inc.	5.875%	2/15/53	875	878
	UnitedHealth Group Inc.	5.050%	4/15/53	1,892	1,693
	UnitedHealth Group Inc.	3.875%	8/15/59	2,250	1,599
	UnitedHealth Group Inc.	3.125%	5/15/60	2,640	1,601
	UnitedHealth Group Inc.	6.050%	2/15/63	875	889
	UnitedHealth Group Inc.	5.200%	4/15/63	1,500	1,338

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Universal Health Services Inc.	2.650%	10/15/30	700	544
[8]	UPMC	3.600%	4/3/25	400	386
	UPMC	5.035%	5/15/33	400	377
	Utah Acquisition Sub Inc.	3.950%	6/15/26	1,100	1,030
	Utah Acquisition Sub Inc.	5.250%	6/15/46	2,250	1,652
	Viatris Inc.	1.650%	6/22/25	600	554
	Viatris Inc.	2.300%	6/22/27	1,350	1,159
	Viatris Inc.	3.850%	6/22/40	425	276
	Viatris Inc.	4.000%	6/22/50	925	559
[8]	WakeMed	3.286%	10/1/52	500	308
[8]	Willis-Knighton Medical Center	4.813%	9/1/48	200	163
[8]	Willis-Knighton Medical Center	3.065%	3/1/51	500	284
	Wyeth LLC	6.500%	2/1/34	500	537
	Wyeth LLC	6.000%	2/15/36	410	423
	Wyeth LLC	5.950%	4/1/37	1,605	1,642
[8]	Yale-New Haven Health Services Corp.	2.496%	7/1/50	500	269
	Zeneca Wilmington Inc.	7.000%	11/15/23	600	601
	Zimmer Biomet Holdings Inc.	1.450%	11/22/24	700	665
	Zimmer Biomet Holdings Inc.	3.050%	1/15/26	1,000	941
	Zimmer Biomet Holdings Inc.	2.600%	11/24/31	700	551
	Zimmer Biomet Holdings Inc.	5.750%	11/30/39	200	186
	Zimmer Biomet Holdings Inc.	4.450%	8/15/45	280	218
	Zoetis Inc.	4.500%	11/13/25	350	343
	Zoetis Inc.	3.000%	9/12/27	800	734
	Zoetis Inc.	3.900%	8/20/28	400	376
	Zoetis Inc.	2.000%	5/15/30	575	460
	Zoetis Inc.	5.600%	11/16/32	1,000	996
	Zoetis Inc.	4.700%	2/1/43	900	775
	Zoetis Inc.	3.950%	9/12/47	400	302
	Zoetis Inc.	4.450%	8/20/48	325	264
	Zoetis Inc.	3.000%	5/15/50	250	158
					539,594
Industrials (0.7%)
	3M Co.	2.000%	2/14/25	600	569
	3M Co.	2.650%	4/15/25	319	304
[8]	3M Co.	2.250%	9/19/26	100	91
	3M Co.	2.875%	10/15/27	1,639	1,482
[8]	3M Co.	3.375%	3/1/29	650	580
	3M Co.	2.375%	8/26/29	1,555	1,298
	3M Co.	3.050%	4/15/30	600	518
[8]	3M Co.	3.125%	9/19/46	1,125	715
[8]	3M Co.	3.625%	10/15/47	450	311
[8]	3M Co.	4.000%	9/14/48	182	137
	3M Co.	3.250%	8/26/49	375	238
	3M Co.	3.700%	4/15/50	1,200	854
	Acuity Brands Lighting Inc.	2.150%	12/15/30	705	549
	Allegion plc	3.500%	10/1/29	325	284
	Allegion US Holding Co. Inc.	3.200%	10/1/24	128	124
	Allegion US Holding Co. Inc.	3.550%	10/1/27	350	319
[8]	American Airlines Pass-Through Trust Class A Series 2021-1	2.875%	7/11/34	710	581
[8]	American Airlines Pass-Through Trust Class AA Series 2015-2	3.600%	9/22/27	184	169
[8]	American Airlines Pass-Through Trust Class AA Series 2016-1	3.575%	1/15/28	300	275
[8]	American Airlines Pass-Through Trust Class AA Series 2016-2	3.200%	6/15/28	697	624

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	American Airlines Pass-Through Trust Class AA Series 2016-3	3.000%	10/15/28	157	140
[8]	American Airlines Pass-Through Trust Class AA Series 2017-1	3.650%	2/15/29	343	310
[8]	American Airlines Pass-Through Trust Class AA Series 2017-2	3.350%	10/15/29	292	260
[8]	American Airlines Pass-Through Trust Class AA Series 2019-1	3.150%	2/15/32	178	152
	Amphenol Corp.	2.050%	3/1/25	170	162
	Amphenol Corp.	4.750%	3/30/26	500	491
	Amphenol Corp.	4.350%	6/1/29	300	285
	Amphenol Corp.	2.800%	2/15/30	750	637
	Amphenol Corp.	2.200%	9/15/31	400	313
[8]	BNSF Funding Trust I	6.613%	12/15/55	325	315
	Boeing Co.	2.850%	10/30/24	450	435
	Boeing Co.	4.875%	5/1/25	3,980	3,911
	Boeing Co.	2.750%	2/1/26	500	467
	Boeing Co.	2.196%	2/4/26	5,000	4,593
	Boeing Co.	3.100%	5/1/26	400	373
	Boeing Co.	2.250%	6/15/26	325	296
	Boeing Co.	2.700%	2/1/27	1,715	1,551
	Boeing Co.	2.800%	3/1/27	1,846	1,671
	Boeing Co.	5.040%	5/1/27	1,760	1,720
	Boeing Co.	3.250%	2/1/28	1,350	1,215
	Boeing Co.	3.250%	3/1/28	275	247
	Boeing Co.	3.450%	11/1/28	1,000	899
	Boeing Co.	3.200%	3/1/29	900	790
	Boeing Co.	2.950%	2/1/30	500	421
	Boeing Co.	5.150%	5/1/30	1,165	1,113
	Boeing Co.	3.625%	2/1/31	1,143	985
	Boeing Co.	6.125%	2/15/33	325	326
	Boeing Co.	3.600%	5/1/34	1,375	1,111
	Boeing Co.	3.250%	2/1/35	600	461
	Boeing Co.	6.625%	2/15/38	100	100
	Boeing Co.	3.500%	3/1/39	200	143
	Boeing Co.	6.875%	3/15/39	285	300
	Boeing Co.	5.875%	2/15/40	545	513
	Boeing Co.	5.705%	5/1/40	2,449	2,258
	Boeing Co.	3.375%	6/15/46	450	287
	Boeing Co.	3.650%	3/1/47	475	312
	Boeing Co.	3.850%	11/1/48	200	136
	Boeing Co.	3.900%	5/1/49	650	452
	Boeing Co.	3.750%	2/1/50	1,100	746
	Boeing Co.	5.805%	5/1/50	3,836	3,473
	Boeing Co.	3.825%	3/1/59	225	144
	Boeing Co.	3.950%	8/1/59	560	367
	Boeing Co.	5.930%	5/1/60	2,917	2,624
	Burlington Northern Santa Fe LLC	3.000%	4/1/25	250	242
	Burlington Northern Santa Fe LLC	3.650%	9/1/25	275	266
	Burlington Northern Santa Fe LLC	7.000%	12/15/25	700	724
	Burlington Northern Santa Fe LLC	3.250%	6/15/27	875	820
	Burlington Northern Santa Fe LLC	6.200%	8/15/36	125	131
	Burlington Northern Santa Fe LLC	6.150%	5/1/37	775	811
	Burlington Northern Santa Fe LLC	5.750%	5/1/40	625	620
	Burlington Northern Santa Fe LLC	5.050%	3/1/41	675	618
	Burlington Northern Santa Fe LLC	5.400%	6/1/41	1,225	1,162
	Burlington Northern Santa Fe LLC	4.950%	9/15/41	200	181
	Burlington Northern Santa Fe LLC	4.400%	3/15/42	575	479

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Burlington Northern Santa Fe LLC	4.375%	9/1/42	500	415
	Burlington Northern Santa Fe LLC	4.450%	3/15/43	850	709
	Burlington Northern Santa Fe LLC	5.150%	9/1/43	500	456
	Burlington Northern Santa Fe LLC	4.900%	4/1/44	1,100	973
	Burlington Northern Santa Fe LLC	4.550%	9/1/44	1,600	1,344
	Burlington Northern Santa Fe LLC	4.150%	4/1/45	500	397
	Burlington Northern Santa Fe LLC	4.700%	9/1/45	600	512
	Burlington Northern Santa Fe LLC	3.900%	8/1/46	550	412
	Burlington Northern Santa Fe LLC	4.125%	6/15/47	225	176
	Burlington Northern Santa Fe LLC	4.050%	6/15/48	634	489
	Burlington Northern Santa Fe LLC	4.150%	12/15/48	575	449
	Burlington Northern Santa Fe LLC	3.050%	2/15/51	745	470
	Burlington Northern Santa Fe LLC	3.300%	9/15/51	800	535
	Burlington Northern Santa Fe LLC	2.875%	6/15/52	575	351
	Burlington Northern Santa Fe LLC	5.200%	4/15/54	1,325	1,213
	Canadian National Railway Co.	2.950%	11/21/24	288	279
	Canadian National Railway Co.	2.750%	3/1/26	375	352
	Canadian National Railway Co.	3.850%	8/5/32	500	445
	Canadian National Railway Co.	6.250%	8/1/34	350	366
	Canadian National Railway Co.	6.200%	6/1/36	350	367
	Canadian National Railway Co.	6.375%	11/15/37	350	368
	Canadian National Railway Co.	3.200%	8/2/46	650	439
	Canadian National Railway Co.	2.450%	5/1/50	1,700	964
	Canadian National Railway Co.	4.400%	8/5/52	500	413
	Canadian Pacific Railway Co.	1.350%	12/2/24	1,000	948
	Canadian Pacific Railway Co.	2.900%	2/1/25	100	96
	Canadian Pacific Railway Co.	1.750%	12/2/26	750	669
	Canadian Pacific Railway Co.	2.875%	11/15/29	550	472
	Canadian Pacific Railway Co.	2.050%	3/5/30	400	323
	Canadian Pacific Railway Co.	7.125%	10/15/31	275	297
	Canadian Pacific Railway Co.	2.450%	12/2/31	930	803
	Canadian Pacific Railway Co.	5.950%	5/15/37	775	772
	Canadian Pacific Railway Co.	3.000%	12/2/41	2,000	1,555
	Canadian Pacific Railway Co.	4.300%	5/15/43	500	398
	Canadian Pacific Railway Co.	4.800%	8/1/45	275	231
	Canadian Pacific Railway Co.	4.950%	8/15/45	500	430
	Canadian Pacific Railway Co.	3.500%	5/1/50	1,600	1,090
	Canadian Pacific Railway Co.	3.100%	12/2/51	1,469	921
	Canadian Pacific Railway Co.	6.125%	9/15/15	830	803
	Carrier Global Corp.	2.242%	2/15/25	1,600	1,520
	Carrier Global Corp.	2.493%	2/15/27	1,475	1,328
	Carrier Global Corp.	2.722%	2/15/30	2,625	2,188
	Carrier Global Corp.	2.700%	2/15/31	390	316
	Carrier Global Corp.	3.377%	4/5/40	1,224	875
	Carrier Global Corp.	3.577%	4/5/50	1,900	1,284
[8]	Caterpillar Financial Services Corp.	3.250%	12/1/24	1,572	1,531
[8]	Caterpillar Financial Services Corp.	4.900%	1/17/25	525	521
[8]	Caterpillar Financial Services Corp.	1.450%	5/15/25	375	351
	Caterpillar Financial Services Corp.	5.150%	8/11/25	500	497
[8]	Caterpillar Financial Services Corp.	3.650%	8/12/25	575	557
[8]	Caterpillar Financial Services Corp.	0.800%	11/13/25	825	749
[8]	Caterpillar Financial Services Corp.	4.350%	5/15/26	825	806
	Caterpillar Financial Services Corp.	2.400%	8/9/26	200	185
[8]	Caterpillar Financial Services Corp.	1.150%	9/14/26	500	445
[8]	Caterpillar Financial Services Corp.	1.700%	1/8/27	500	448
[8]	Caterpillar Financial Services Corp.	3.600%	8/12/27	575	543
[8]	Caterpillar Financial Services Corp.	1.100%	9/14/27	1,500	1,284
	Caterpillar Inc.	2.600%	4/9/30	3,135	2,686

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Caterpillar Inc.	6.050%	8/15/36	720	756
	Caterpillar Inc.	5.200%	5/27/41	475	458
	Caterpillar Inc.	3.803%	8/15/42	1,504	1,200
	Caterpillar Inc.	4.300%	5/15/44	375	319
	Caterpillar Inc.	3.250%	9/19/49	871	610
	Caterpillar Inc.	3.250%	4/9/50	700	491
	CH Robinson Worldwide Inc.	4.200%	4/15/28	125	117
	CNH Industrial Capital LLC	5.450%	10/14/25	500	496
	CNH Industrial Capital LLC	1.875%	1/15/26	260	238
	CNH Industrial Capital LLC	1.450%	7/15/26	400	356
	CNH Industrial Capital LLC	4.550%	4/10/28	500	475
	CNH Industrial Capital LLC	5.500%	1/12/29	500	491
[8]	CNH Industrial NV	3.850%	11/15/27	375	349
[8]	Continental Airlines Pass-Through Trust Class A Series 2012-2	4.000%	10/29/24	343	334
	CSX Corp.	3.350%	11/1/25	400	383
	CSX Corp.	2.600%	11/1/26	200	184
	CSX Corp.	3.250%	6/1/27	650	603
	CSX Corp.	3.800%	3/1/28	1,275	1,198
	CSX Corp.	4.250%	3/15/29	900	850
	CSX Corp.	2.400%	2/15/30	2,525	2,101
	CSX Corp.	4.100%	11/15/32	748	672
	CSX Corp.	5.200%	11/15/33	500	484
	CSX Corp.	6.150%	5/1/37	1,000	1,023
	CSX Corp.	6.220%	4/30/40	599	613
	CSX Corp.	5.500%	4/15/41	725	684
	CSX Corp.	4.750%	5/30/42	460	394
	CSX Corp.	4.400%	3/1/43	93	75
	CSX Corp.	4.100%	3/15/44	800	628
	CSX Corp.	3.800%	11/1/46	400	291
	CSX Corp.	4.300%	3/1/48	1,000	787
	CSX Corp.	4.500%	3/15/49	900	729
	CSX Corp.	3.800%	4/15/50	605	437
	CSX Corp.	2.500%	5/15/51	500	279
	CSX Corp.	4.500%	11/15/52	838	683
	CSX Corp.	4.250%	11/1/66	500	371
	CSX Corp.	4.650%	3/1/68	275	220
	Cummins Inc.	0.750%	9/1/25	821	750
	Cummins Inc.	1.500%	9/1/30	500	390
	Cummins Inc.	2.600%	9/1/50	600	346
	Deere & Co.	2.750%	4/15/25	400	384
	Deere & Co.	5.375%	10/16/29	455	461
	Deere & Co.	3.100%	4/15/30	770	677
	Deere & Co.	7.125%	3/3/31	400	443
	Deere & Co.	3.900%	6/9/42	1,000	823
	Deere & Co.	2.875%	9/7/49	200	133
	Deere & Co.	3.750%	4/15/50	650	512
[11]	Delta Air Lines Inc.	4.750%	10/20/28	500	476
[8]	Delta Air Lines Pass-Through Trust Class AA Series 2020-1	2.000%	6/10/28	328	288
	Dover Corp.	2.950%	11/4/29	575	496
	Dover Corp.	5.375%	3/1/41	280	257
	Eaton Corp.	3.103%	9/15/27	665	612
	Eaton Corp.	4.000%	11/2/32	717	645
	Eaton Corp.	4.150%	3/15/33	1,095	989
	Eaton Corp.	4.150%	11/2/42	75	61
	Eaton Corp.	3.915%	9/15/47	550	421
	Eaton Corp.	4.700%	8/23/52	657	566

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Emerson Electric Co.	3.150%	6/1/25	450	433
	Emerson Electric Co.	0.875%	10/15/26	2,000	1,755
	Emerson Electric Co.	1.800%	10/15/27	500	437
	Emerson Electric Co.	2.000%	12/21/28	1,000	855
	Emerson Electric Co.	1.950%	10/15/30	375	299
	Emerson Electric Co.	2.200%	12/21/31	900	716
	Emerson Electric Co.	5.250%	11/15/39	135	127
	Emerson Electric Co.	2.750%	10/15/50	450	267
	Emerson Electric Co.	2.800%	12/21/51	900	542
	FedEx Corp.	3.250%	4/1/26	500	474
	FedEx Corp.	3.400%	2/15/28	1,000	919
	FedEx Corp.	3.100%	8/5/29	825	725
	FedEx Corp.	4.250%	5/15/30	639	589
	FedEx Corp.	2.400%	5/15/31	450	361
	FedEx Corp.	3.900%	2/1/35	200	167
	FedEx Corp.	3.250%	5/15/41	450	310
	FedEx Corp.	3.875%	8/1/42	200	150
	FedEx Corp.	4.100%	4/15/43	300	227
	FedEx Corp.	5.100%	1/15/44	600	518
	FedEx Corp.	4.100%	2/1/45	300	224
	FedEx Corp.	4.750%	11/15/45	1,075	877
	FedEx Corp.	4.550%	4/1/46	1,020	807
	FedEx Corp.	4.400%	1/15/47	800	616
	FedEx Corp.	4.050%	2/15/48	700	511
	FedEx Corp.	4.950%	10/17/48	750	632
	FedEx Corp.	5.250%	5/15/50	1,150	1,009
[8]	FedEx Corp. Pass-Through Trust Class AA Series 2020-1	1.875%	2/20/34	672	540
	Flowserve Corp.	3.500%	10/1/30	500	416
	Fortive Corp.	3.150%	6/15/26	585	547
	Fortive Corp.	4.300%	6/15/46	425	319
	General Dynamics Corp.	3.250%	4/1/25	525	507
	General Dynamics Corp.	3.500%	5/15/25	750	726
	General Dynamics Corp.	2.125%	8/15/26	250	230
	General Dynamics Corp.	3.500%	4/1/27	350	330
	General Dynamics Corp.	2.625%	11/15/27	500	451
	General Dynamics Corp.	3.750%	5/15/28	705	662
	General Dynamics Corp.	3.625%	4/1/30	755	684
	General Dynamics Corp.	2.250%	6/1/31	500	404
	General Dynamics Corp.	4.250%	4/1/40	570	483
	General Dynamics Corp.	3.600%	11/15/42	625	469
[8]	General Electric Co.	5.875%	1/14/38	1,762	1,776
	GXO Logistics Inc.	2.650%	7/15/31	500	381
	HEICO Corp.	5.250%	8/1/28	500	488
	HEICO Corp.	5.350%	8/1/33	500	474
	Hexcel Corp.	4.200%	2/15/27	189	175
	Honeywell International Inc.	4.850%	11/1/24	500	497
	Honeywell International Inc.	1.350%	6/1/25	3,730	3,490
	Honeywell International Inc.	2.500%	11/1/26	1,150	1,063
	Honeywell International Inc.	1.100%	3/1/27	800	701
	Honeywell International Inc.	4.950%	2/15/28	500	498
	Honeywell International Inc.	4.250%	1/15/29	600	573
	Honeywell International Inc.	2.700%	8/15/29	350	305
	Honeywell International Inc.	1.950%	6/1/30	1,125	909
	Honeywell International Inc.	1.750%	9/1/31	1,150	882
	Honeywell International Inc.	5.000%	2/15/33	1,300	1,260
	Honeywell International Inc.	4.500%	1/15/34	600	557
	Honeywell International Inc.	5.700%	3/15/36	300	302

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Honeywell International Inc.	5.700%	3/15/37	305	308
	Honeywell International Inc.	5.375%	3/1/41	855	823
	Huntington Ingalls Industries Inc.	3.844%	5/1/25	146	141
	Huntington Ingalls Industries Inc.	3.483%	12/1/27	500	456
	Huntington Ingalls Industries Inc.	2.043%	8/16/28	490	411
	Huntington Ingalls Industries Inc.	4.200%	5/1/30	800	722
	IDEX Corp.	3.000%	5/1/30	300	254
	Illinois Tool Works Inc.	2.650%	11/15/26	1,100	1,022
	Illinois Tool Works Inc.	3.900%	9/1/42	800	649
	Ingersoll Rand Inc.	5.400%	8/14/28	300	295
	Ingersoll Rand Inc.	5.700%	8/14/33	600	579
	Jacobs Engineering Group Inc.	6.350%	8/18/28	500	498
	Jacobs Engineering Group Inc.	5.900%	3/1/33	500	474
	JB Hunt Transport Services Inc.	3.875%	3/1/26	650	624
[8]	JetBlue Pass-Through Trust Class A Series 2020-1	4.000%	11/15/32	586	526
[8]	JetBlue Pass-Through Trust Class AA Series 2019-1	2.750%	5/15/32	421	354
[8]	John Deere Capital Corp.	2.050%	1/9/25	575	550
[8]	John Deere Capital Corp.	1.250%	1/10/25	1,000	948
[8]	John Deere Capital Corp.	3.450%	3/13/25	1,225	1,191
[8]	John Deere Capital Corp.	3.400%	6/6/25	500	483
[8]	John Deere Capital Corp.	4.950%	6/6/25	500	497
[8]	John Deere Capital Corp.	4.050%	9/8/25	500	488
	John Deere Capital Corp.	5.300%	9/8/25	600	599
[8]	John Deere Capital Corp.	3.400%	9/11/25	325	313
[8]	John Deere Capital Corp.	4.800%	1/9/26	850	839
[8]	John Deere Capital Corp.	0.700%	1/15/26	500	450
[8]	John Deere Capital Corp.	4.750%	6/8/26	500	493
[8]	John Deere Capital Corp.	2.650%	6/10/26	300	280
[8]	John Deere Capital Corp.	1.050%	6/17/26	500	447
[8]	John Deere Capital Corp.	5.150%	9/8/26	500	499
[8]	John Deere Capital Corp.	2.250%	9/14/26	1,647	1,518
[8]	John Deere Capital Corp.	1.700%	1/11/27	2,000	1,783
[8]	John Deere Capital Corp.	2.350%	3/8/27	500	453
[8]	John Deere Capital Corp.	2.800%	9/8/27	250	228
[8]	John Deere Capital Corp.	4.150%	9/15/27	875	842
[8]	John Deere Capital Corp.	3.050%	1/6/28	600	555
[8]	John Deere Capital Corp.	4.750%	1/20/28	850	833
[8]	John Deere Capital Corp.	4.900%	3/3/28	500	493
[8]	John Deere Capital Corp.	1.500%	3/6/28	500	426
[8]	John Deere Capital Corp.	4.950%	7/14/28	800	789
[8]	John Deere Capital Corp.	3.450%	3/7/29	623	568
[8]	John Deere Capital Corp.	2.800%	7/18/29	490	431
[8]	John Deere Capital Corp.	2.450%	1/9/30	1,000	849
[8]	John Deere Capital Corp.	4.700%	6/10/30	500	480
	John Deere Capital Corp.	1.450%	1/15/31	500	385
[8]	John Deere Capital Corp.	4.350%	9/15/32	500	464
[8]	John Deere Capital Corp.	5.150%	9/8/33	750	733
[8]	Johnson Controls International plc	3.900%	2/14/26	219	210
	Johnson Controls International plc	1.750%	9/15/30	500	388
	Johnson Controls International plc	2.000%	9/16/31	500	382
	Johnson Controls International plc	4.900%	12/1/32	339	323
[8]	Johnson Controls International plc	6.000%	1/15/36	210	208
[8]	Johnson Controls International plc	4.625%	7/2/44	800	651
[8]	Johnson Controls International plc	5.125%	9/14/45	48	42
	Johnson Controls International plc	4.500%	2/15/47	400	320
[8]	Johnson Controls International plc	4.950%	7/2/64	286	229

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kennametal Inc.	4.625%	6/15/28	1,000	941
	Keysight Technologies Inc.	4.550%	10/30/24	734	721
	Keysight Technologies Inc.	4.600%	4/6/27	375	361
	Keysight Technologies Inc.	3.000%	10/30/29	425	365
	Kirby Corp.	4.200%	3/1/28	408	379
	L3Harris Technologies Inc.	3.832%	4/27/25	550	534
	L3Harris Technologies Inc.	3.850%	12/15/26	831	787
	L3Harris Technologies Inc.	5.400%	1/15/27	1,000	992
[8]	L3Harris Technologies Inc.	4.400%	6/15/28	600	568
	L3Harris Technologies Inc.	2.900%	12/15/29	750	638
	L3Harris Technologies Inc.	1.800%	1/15/31	600	457
	L3Harris Technologies Inc.	5.400%	7/31/33	1,500	1,442
	L3Harris Technologies Inc.	4.854%	4/27/35	100	91
	L3Harris Technologies Inc.	5.054%	4/27/45	475	414
	L3Harris Technologies Inc.	5.600%	7/31/53	1,000	935
	Lennox International Inc.	3.000%	11/15/23	100	100
	Lennox International Inc.	1.350%	8/1/25	500	460
	Lennox International Inc.	1.700%	8/1/27	500	431
	Lennox International Inc.	5.500%	9/15/28	500	491
	Lockheed Martin Corp.	4.950%	10/15/25	432	429
	Lockheed Martin Corp.	3.550%	1/15/26	600	577
	Lockheed Martin Corp.	5.100%	11/15/27	612	608
	Lockheed Martin Corp.	4.450%	5/15/28	500	483
	Lockheed Martin Corp.	3.900%	6/15/32	175	157
	Lockheed Martin Corp.	5.250%	1/15/33	1,225	1,211
	Lockheed Martin Corp.	4.750%	2/15/34	700	663
	Lockheed Martin Corp.	3.600%	3/1/35	485	409
	Lockheed Martin Corp.	4.500%	5/15/36	565	515
[8]	Lockheed Martin Corp.	6.150%	9/1/36	452	473
	Lockheed Martin Corp.	5.720%	6/1/40	316	316
	Lockheed Martin Corp.	4.070%	12/15/42	1,131	924
	Lockheed Martin Corp.	3.800%	3/1/45	750	572
	Lockheed Martin Corp.	4.700%	5/15/46	1,050	920
	Lockheed Martin Corp.	2.800%	6/15/50	700	436
	Lockheed Martin Corp.	4.090%	9/15/52	622	490
	Lockheed Martin Corp.	5.700%	11/15/54	1,625	1,619
	Lockheed Martin Corp.	5.200%	2/15/55	550	509
	Lockheed Martin Corp.	4.300%	6/15/62	300	234
	Lockheed Martin Corp.	5.900%	11/15/63	1,485	1,510
[11]	Mileage Plus Holdings LLC	6.500%	6/20/27	1,498	1,487
	Norfolk Southern Corp.	3.650%	8/1/25	415	400
	Norfolk Southern Corp.	7.800%	5/15/27	100	108
	Norfolk Southern Corp.	3.150%	6/1/27	125	115
	Norfolk Southern Corp.	3.800%	8/1/28	750	699
	Norfolk Southern Corp.	2.550%	11/1/29	338	285
	Norfolk Southern Corp.	5.050%	8/1/30	500	482
	Norfolk Southern Corp.	3.000%	3/15/32	550	453
	Norfolk Southern Corp.	4.837%	10/1/41	565	488
	Norfolk Southern Corp.	3.950%	10/1/42	425	325
	Norfolk Southern Corp.	4.450%	6/15/45	975	779
	Norfolk Southern Corp.	4.650%	1/15/46	300	246
	Norfolk Southern Corp.	3.942%	11/1/47	850	630
	Norfolk Southern Corp.	4.150%	2/28/48	50	38
	Norfolk Southern Corp.	4.100%	5/15/49	615	466
	Norfolk Southern Corp.	3.400%	11/1/49	330	218
	Norfolk Southern Corp.	3.050%	5/15/50	1,600	994
	Norfolk Southern Corp.	4.050%	8/15/52	634	470
	Norfolk Southern Corp.	4.550%	6/1/53	500	402

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Norfolk Southern Corp.	5.350%	8/1/54	800	731
	Norfolk Southern Corp.	3.155%	5/15/55	756	463
	Norfolk Southern Corp.	4.100%	5/15/21	500	326
	Northrop Grumman Corp.	2.930%	1/15/25	1,000	964
	Northrop Grumman Corp.	3.200%	2/1/27	675	630
	Northrop Grumman Corp.	3.250%	1/15/28	3,400	3,117
	Northrop Grumman Corp.	4.400%	5/1/30	1,540	1,441
	Northrop Grumman Corp.	4.700%	3/15/33	750	699
	Northrop Grumman Corp.	5.050%	11/15/40	245	220
	Northrop Grumman Corp.	4.750%	6/1/43	776	663
	Northrop Grumman Corp.	4.030%	10/15/47	1,918	1,465
	Northrop Grumman Corp.	5.250%	5/1/50	795	731
	Northrop Grumman Corp.	4.950%	3/15/53	750	654
	nVent Finance Sarl	4.550%	4/15/28	300	281
	nVent Finance Sarl	5.650%	5/15/33	500	465
	Oshkosh Corp.	4.600%	5/15/28	400	383
	Oshkosh Corp.	3.100%	3/1/30	80	68
	Otis Worldwide Corp.	2.056%	4/5/25	1,575	1,487
	Otis Worldwide Corp.	2.293%	4/5/27	600	539
	Otis Worldwide Corp.	5.250%	8/16/28	600	589
	Otis Worldwide Corp.	2.565%	2/15/30	1,400	1,161
	Otis Worldwide Corp.	3.112%	2/15/40	611	436
	Otis Worldwide Corp.	3.362%	2/15/50	550	367
[8]	PACCAR Financial Corp.	0.900%	11/8/24	500	474
[8]	PACCAR Financial Corp.	1.800%	2/6/25	750	713
[8]	PACCAR Financial Corp.	4.450%	3/30/26	500	492
[8]	Parker-Hannifin Corp.	3.300%	11/21/24	217	211
	Parker-Hannifin Corp.	3.250%	3/1/27	1,879	1,749
	Parker-Hannifin Corp.	4.250%	9/15/27	1,043	996
	Parker-Hannifin Corp.	3.250%	6/14/29	1,000	888
[8]	Parker-Hannifin Corp.	4.200%	11/21/34	200	174
[8]	Parker-Hannifin Corp.	6.250%	5/15/38	575	577
	Parker-Hannifin Corp.	4.100%	3/1/47	500	387
	Parker-Hannifin Corp.	4.000%	6/14/49	950	722
	Pentair Finance Sarl	5.900%	7/15/32	500	488
	Precision Castparts Corp.	3.250%	6/15/25	675	651
	Precision Castparts Corp.	3.900%	1/15/43	375	292
	Precision Castparts Corp.	4.375%	6/15/45	275	223
[11]	Regal Rexnord Corp.	6.050%	2/15/26	800	790
[11]	Regal Rexnord Corp.	6.050%	4/15/28	1,050	1,021
[11]	Regal Rexnord Corp.	6.300%	2/15/30	950	921
[11]	Regal Rexnord Corp.	6.400%	4/15/33	1,060	1,020
	Republic Services Inc.	3.200%	3/15/25	500	482
	Republic Services Inc.	0.875%	11/15/25	500	452
	Republic Services Inc.	2.900%	7/1/26	2,322	2,171
	Republic Services Inc.	4.875%	4/1/29	500	486
	Republic Services Inc.	2.300%	3/1/30	725	597
	Republic Services Inc.	1.450%	2/15/31	500	375
	Republic Services Inc.	1.750%	2/15/32	625	466
	Republic Services Inc.	2.375%	3/15/33	1,000	767
	Republic Services Inc.	5.000%	4/1/34	500	473
	Republic Services Inc.	6.200%	3/1/40	475	481
	Republic Services Inc.	5.700%	5/15/41	300	292
	Republic Services Inc.	3.050%	3/1/50	650	418
	Rockwell Automation Inc.	3.500%	3/1/29	350	322
	Rockwell Automation Inc.	1.750%	8/15/31	500	385
	Rockwell Automation Inc.	4.200%	3/1/49	575	467
	Rockwell Automation Inc.	2.800%	8/15/61	500	289

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	RTX Corp.	3.950%	8/16/25	1,680	1,625
	RTX Corp.	5.000%	2/27/26	300	296
	RTX Corp.	3.500%	3/15/27	2,885	2,684
	RTX Corp.	3.125%	5/4/27	975	896
	RTX Corp.	7.200%	8/15/27	75	79
	RTX Corp.	4.125%	11/16/28	3,445	3,207
	RTX Corp.	2.250%	7/1/30	500	403
	RTX Corp.	1.900%	9/1/31	925	698
	RTX Corp.	2.375%	3/15/32	200	154
	RTX Corp.	5.150%	2/27/33	850	805
	RTX Corp.	5.400%	5/1/35	500	477
	RTX Corp.	6.050%	6/1/36	585	583
	RTX Corp.	6.125%	7/15/38	463	460
	RTX Corp.	4.450%	11/16/38	1,000	838
	RTX Corp.	4.875%	10/15/40	225	193
	RTX Corp.	4.700%	12/15/41	925	773
	RTX Corp.	4.500%	6/1/42	2,857	2,338
	RTX Corp.	4.800%	12/15/43	285	237
	RTX Corp.	4.150%	5/15/45	694	526
	RTX Corp.	3.750%	11/1/46	900	636
	RTX Corp.	4.350%	4/15/47	780	606
	RTX Corp.	4.050%	5/4/47	511	381
	RTX Corp.	4.625%	11/16/48	1,500	1,219
	RTX Corp.	3.125%	7/1/50	863	536
	RTX Corp.	2.820%	9/1/51	925	531
	RTX Corp.	3.030%	3/15/52	950	570
	RTX Corp.	5.375%	2/27/53	850	769
[8]	Ryder System Inc.	4.625%	6/1/25	231	226
[8]	Ryder System Inc.	1.750%	9/1/26	500	448
[8]	Ryder System Inc.	2.900%	12/1/26	325	297
[8]	Ryder System Inc.	2.850%	3/1/27	200	182
[8]	Ryder System Inc.	5.650%	3/1/28	500	494
[8]	Ryder System Inc.	5.250%	6/1/28	500	487
	Southwest Airlines Co.	5.250%	5/4/25	750	741
	Southwest Airlines Co.	3.000%	11/15/26	400	370
	Southwest Airlines Co.	5.125%	6/15/27	1,925	1,876
	Southwest Airlines Co.	3.450%	11/16/27	540	494
	Southwest Airlines Co.	2.625%	2/10/30	400	329
[8]	Spirit Airlines Pass-Through Trust Class A Series 2015-1	4.100%	4/1/28	191	172
	Teledyne Technologies Inc.	2.250%	4/1/28	500	430
	Teledyne Technologies Inc.	2.750%	4/1/31	900	727
	Textron Inc.	4.000%	3/15/26	300	288
	Textron Inc.	3.650%	3/15/27	2,044	1,906
	Textron Inc.	3.375%	3/1/28	325	294
	Textron Inc.	3.900%	9/17/29	250	225
	Timken Co.	4.500%	12/15/28	400	372
	Trane Technologies Financing Ltd.	3.550%	11/1/24	1,350	1,316
	Trane Technologies Financing Ltd.	3.500%	3/21/26	325	309
	Trane Technologies Financing Ltd.	3.800%	3/21/29	975	899
	Trane Technologies Financing Ltd.	5.250%	3/3/33	600	578
	Trane Technologies Financing Ltd.	4.650%	11/1/44	150	122
	Trane Technologies Financing Ltd.	4.500%	3/21/49	350	281
	Trane Technologies Global Holding Co. Ltd.	3.750%	8/21/28	1,200	1,109
	Trimble Inc.	4.750%	12/1/24	600	590
	Trimble Inc.	4.900%	6/15/28	400	382
	Triton Container International Ltd.	3.250%	3/15/32	500	375

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tyco Electronics Group SA	4.500%	2/13/26	500	489
	Tyco Electronics Group SA	3.125%	8/15/27	450	415
	Tyco Electronics Group SA	2.500%	2/4/32	500	400
	Tyco Electronics Group SA	7.125%	10/1/37	550	605
	Union Pacific Corp.	3.250%	1/15/25	400	388
	Union Pacific Corp.	3.750%	7/15/25	930	900
	Union Pacific Corp.	3.250%	8/15/25	900	865
	Union Pacific Corp.	2.750%	3/1/26	648	608
	Union Pacific Corp.	2.150%	2/5/27	707	638
	Union Pacific Corp.	3.000%	4/15/27	240	222
	Union Pacific Corp.	2.400%	2/5/30	825	691
	Union Pacific Corp.	2.375%	5/20/31	500	405
	Union Pacific Corp.	2.800%	2/14/32	500	411
	Union Pacific Corp.	3.375%	2/1/35	900	727
	Union Pacific Corp.	2.891%	4/6/36	1,800	1,354
	Union Pacific Corp.	3.600%	9/15/37	428	343
	Union Pacific Corp.	3.200%	5/20/41	1,500	1,081
	Union Pacific Corp.	4.050%	3/1/46	500	380
	Union Pacific Corp.	3.350%	8/15/46	550	363
	Union Pacific Corp.	3.250%	2/5/50	850	568
	Union Pacific Corp.	3.799%	10/1/51	1,082	798
	Union Pacific Corp.	2.950%	3/10/52	500	308
	Union Pacific Corp.	4.950%	9/9/52	521	467
	Union Pacific Corp.	3.500%	2/14/53	500	345
	Union Pacific Corp.	3.950%	8/15/59	425	303
	Union Pacific Corp.	3.839%	3/20/60	1,106	776
	Union Pacific Corp.	2.973%	9/16/62	2,025	1,147
	Union Pacific Corp.	4.100%	9/15/67	350	253
	Union Pacific Corp.	3.750%	2/5/70	1,400	939
	Union Pacific Corp.	3.799%	4/6/71	1,700	1,137
	Union Pacific Corp.	3.850%	2/14/72	500	340
[8]	United Airlines Pass-Through Trust Class A Series 2013-1	4.300%	8/15/25	387	371
[8]	United Airlines Pass-Through Trust Class A Series 2014-1	4.000%	4/11/26	421	399
[8]	United Airlines Pass-Through Trust Class A Series 2016-1	3.450%	7/7/28	273	241
[8]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/27	2,086	2,066
[8]	United Airlines Pass-Through Trust Class A Series 2023-1	5.800%	1/15/36	1,075	1,045
[8]	United Airlines Pass-Through Trust Class AA Series 2015-1	3.450%	12/1/27	182	167
[8]	United Airlines Pass-Through Trust Class AA Series 2016-1	3.100%	7/7/28	376	337
[8]	United Airlines Pass-Through Trust Class AA Series 2019-1	4.150%	8/25/31	364	328
[8]	United Airlines Pass-Through Trust Class AA Series 2019-2	2.700%	5/1/32	408	336
[8]	United Airlines Pass-Through Trust Class B Series 2020-1	4.875%	1/15/26	840	809
	United Parcel Service Inc.	2.800%	11/15/24	950	921
	United Parcel Service Inc.	3.900%	4/1/25	1,200	1,171
	United Parcel Service Inc.	2.400%	11/15/26	609	562
	United Parcel Service Inc.	2.500%	9/1/29	400	344
	United Parcel Service Inc.	4.450%	4/1/30	1,000	956
	United Parcel Service Inc.	4.875%	3/3/33	650	627
	United Parcel Service Inc.	6.200%	1/15/38	505	540
	United Parcel Service Inc.	5.200%	4/1/40	465	441

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United Parcel Service Inc.	4.875%	11/15/40	350	320
	United Parcel Service Inc.	3.625%	10/1/42	300	230
	United Parcel Service Inc.	3.400%	11/15/46	390	274
	United Parcel Service Inc.	4.250%	3/15/49	800	649
	United Parcel Service Inc.	3.400%	9/1/49	200	142
	United Parcel Service Inc.	5.300%	4/1/50	2,870	2,722
	United Parcel Service Inc.	5.050%	3/3/53	650	594
	Valmont Industries Inc.	5.000%	10/1/44	475	383
	Valmont Industries Inc.	5.250%	10/1/54	300	239
[11]	Veralto Corp.	5.500%	9/18/26	625	622
[11]	Veralto Corp.	5.350%	9/18/28	600	593
[11]	Veralto Corp.	5.450%	9/18/33	600	581
	Vontier Corp.	1.800%	4/1/26	500	448
	Vontier Corp.	2.400%	4/1/28	500	415
	Vontier Corp.	2.950%	4/1/31	500	385
	Waste Connections Inc.	4.250%	12/1/28	2,091	1,975
	Waste Connections Inc.	3.500%	5/1/29	950	861
	Waste Connections Inc.	2.600%	2/1/30	500	420
	Waste Connections Inc.	2.200%	1/15/32	700	539
	Waste Connections Inc.	4.200%	1/15/33	639	569
	Waste Connections Inc.	3.050%	4/1/50	300	189
	Waste Connections Inc.	2.950%	1/15/52	700	426
	Waste Management Inc.	0.750%	11/15/25	500	453
	Waste Management Inc.	3.150%	11/15/27	1,600	1,471
	Waste Management Inc.	1.150%	3/15/28	500	419
	Waste Management Inc.	4.875%	2/15/29	725	708
	Waste Management Inc.	1.500%	3/15/31	1,400	1,061
	Waste Management Inc.	4.625%	2/15/33	250	233
	Waste Management Inc.	4.875%	2/15/34	725	686
	Waste Management Inc.	2.950%	6/1/41	500	343
	Waste Management Inc.	2.500%	11/15/50	500	283
	Westinghouse Air Brake Technologies Corp.	3.200%	6/15/25	1,070	1,017
	Westinghouse Air Brake Technologies Corp.	3.450%	11/15/26	725	674
	Westinghouse Air Brake Technologies Corp.	4.700%	9/15/28	750	705
	WW Grainger Inc.	1.850%	2/15/25	475	451
	WW Grainger Inc.	4.600%	6/15/45	425	364
	WW Grainger Inc.	3.750%	5/15/46	325	242
	WW Grainger Inc.	4.200%	5/15/47	350	286
	Xylem Inc.	3.250%	11/1/26	300	280
	Xylem Inc.	1.950%	1/30/28	250	215
	Xylem Inc.	2.250%	1/30/31	400	318
	Xylem Inc.	4.375%	11/1/46	475	358
					357,096
Materials (0.3%)
	Air Products and Chemicals Inc.	1.850%	5/15/27	150	133
	Air Products and Chemicals Inc.	2.050%	5/15/30	700	574
	Air Products and Chemicals Inc.	4.800%	3/3/33	400	384
	Air Products and Chemicals Inc.	2.700%	5/15/40	600	411
	Air Products and Chemicals Inc.	2.800%	5/15/50	1,000	630
	Albemarle Corp.	4.650%	6/1/27	500	479
	Albemarle Corp.	5.050%	6/1/32	500	455
	Albemarle Corp.	5.450%	12/1/44	325	280
	Albemarle Corp.	5.650%	6/1/52	500	418
	Amcor Finance USA Inc.	4.500%	5/15/28	500	471
	Amcor Finance USA Inc.	5.625%	5/26/33	242	232

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Amcor Flexibles North America Inc.	4.000%	5/17/25	432	418
[8]	Amcor Flexibles North America Inc.	3.100%	9/15/26	300	273
	Amcor Flexibles North America Inc.	2.630%	6/19/30	500	404
	Amcor Flexibles North America Inc.	2.690%	5/25/31	500	396
	AngloGold Ashanti Holdings plc	3.375%	11/1/28	750	633
	AngloGold Ashanti Holdings plc	3.750%	10/1/30	700	563
	ArcelorMittal SA	4.550%	3/11/26	400	390
	ArcelorMittal SA	6.550%	11/29/27	1,035	1,050
	ArcelorMittal SA	4.250%	7/16/29	400	371
	ArcelorMittal SA	6.800%	11/29/32	700	695
	ArcelorMittal SA	7.000%	10/15/39	809	810
	ArcelorMittal SA	6.750%	3/1/41	180	172
	Barrick Gold Corp.	6.450%	10/15/35	375	380
	Barrick North America Finance LLC	5.700%	5/30/41	770	736
	Barrick North America Finance LLC	5.750%	5/1/43	850	816
	Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	675	666
	Berry Global Inc.	1.570%	1/15/26	1,400	1,265
	Berry Global Inc.	1.650%	1/15/27	1,000	861
[11]	Berry Global Inc.	5.500%	4/15/28	500	483
	BHP Billiton Finance USA Ltd.	4.875%	2/27/26	850	838
	BHP Billiton Finance USA Ltd.	6.420%	3/1/26	150	153
	BHP Billiton Finance USA Ltd.	5.250%	9/8/26	600	596
	BHP Billiton Finance USA Ltd.	4.750%	2/28/28	850	827
	BHP Billiton Finance USA Ltd.	5.100%	9/8/28	500	491
	BHP Billiton Finance USA Ltd.	5.250%	9/8/30	700	684
	BHP Billiton Finance USA Ltd.	4.900%	2/28/33	550	521
	BHP Billiton Finance USA Ltd.	5.250%	9/8/33	1,200	1,158
	BHP Billiton Finance USA Ltd.	4.125%	2/24/42	850	695
	BHP Billiton Finance USA Ltd.	5.000%	9/30/43	2,350	2,119
	BHP Billiton Finance USA Ltd.	5.500%	9/8/53	450	431
	Cabot Corp.	4.000%	7/1/29	240	217
	Carlisle Cos. Inc.	3.500%	12/1/24	150	145
	Carlisle Cos. Inc.	3.750%	12/1/27	650	603
	Carlisle Cos. Inc.	2.750%	3/1/30	675	558
	Celanese US Holdings LLC	6.050%	3/15/25	406	404
	Celanese US Holdings LLC	1.400%	8/5/26	500	435
	Celanese US Holdings LLC	6.165%	7/15/27	1,800	1,775
	Celanese US Holdings LLC	6.350%	11/15/28	800	790
	Celanese US Holdings LLC	6.330%	7/15/29	600	588
	Celanese US Holdings LLC	6.550%	11/15/30	800	783
	Celanese US Holdings LLC	6.379%	7/15/32	760	732
	Celanese US Holdings LLC	6.700%	11/15/33	800	779
	Celulosa Arauco y Constitucion SA	3.875%	11/2/27	300	271
	Celulosa Arauco y Constitucion SA	5.500%	11/2/47	350	286
	CF Industries Inc.	5.150%	3/15/34	700	642
	CF Industries Inc.	4.950%	6/1/43	775	625
	CF Industries Inc.	5.375%	3/15/44	700	599
	Dow Chemical Co.	4.550%	11/30/25	50	49
	Dow Chemical Co.	7.375%	11/1/29	58	62
	Dow Chemical Co.	2.100%	11/15/30	750	594
	Dow Chemical Co.	6.300%	3/15/33	400	412
	Dow Chemical Co.	4.250%	10/1/34	386	335
	Dow Chemical Co.	9.400%	5/15/39	556	703
	Dow Chemical Co.	5.250%	11/15/41	375	334
	Dow Chemical Co.	4.375%	11/15/42	1,300	1,015
	Dow Chemical Co.	4.625%	10/1/44	400	317
	Dow Chemical Co.	5.550%	11/30/48	1,075	961
	Dow Chemical Co.	4.800%	5/15/49	725	582

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dow Chemical Co.	3.600%	11/15/50	750	503
	Dow Chemical Co.	6.900%	5/15/53	700	734
	DuPont de Nemours Inc.	4.493%	11/15/25	1,500	1,464
	DuPont de Nemours Inc.	5.319%	11/15/38	1,625	1,516
	DuPont de Nemours Inc.	5.419%	11/15/48	1,600	1,467
	Eastman Chemical Co.	3.800%	3/15/25	1,073	1,040
	Eastman Chemical Co.	4.500%	12/1/28	125	118
	Eastman Chemical Co.	5.750%	3/8/33	400	381
	Eastman Chemical Co.	4.800%	9/1/42	490	395
	Eastman Chemical Co.	4.650%	10/15/44	850	653
	Ecolab Inc.	2.700%	11/1/26	600	556
	Ecolab Inc.	1.650%	2/1/27	200	178
	Ecolab Inc.	3.250%	12/1/27	1,400	1,295
	Ecolab Inc.	5.250%	1/15/28	300	299
	Ecolab Inc.	4.800%	3/24/30	700	681
	Ecolab Inc.	1.300%	1/30/31	500	378
	Ecolab Inc.	2.125%	2/1/32	300	235
	Ecolab Inc.	2.700%	12/15/51	1,400	820
	Ecolab Inc.	2.750%	8/18/55	978	553
	EIDP Inc.	1.700%	7/15/25	700	652
	EIDP Inc.	4.500%	5/15/26	500	487
	EIDP Inc.	2.300%	7/15/30	400	324
	EIDP Inc.	4.800%	5/15/33	500	466
	FMC Corp.	5.150%	5/18/26	300	291
	FMC Corp.	3.200%	10/1/26	300	274
	FMC Corp.	3.450%	10/1/29	400	337
	FMC Corp.	5.650%	5/18/33	500	451
	FMC Corp.	4.500%	10/1/49	400	273
	FMC Corp.	6.375%	5/18/53	500	439
	Freeport-McMoRan Inc.	4.550%	11/14/24	100	98
	Freeport-McMoRan Inc.	5.000%	9/1/27	500	476
	Freeport-McMoRan Inc.	4.125%	3/1/28	645	591
	Freeport-McMoRan Inc.	4.375%	8/1/28	600	550
	Freeport-McMoRan Inc.	5.250%	9/1/29	500	472
	Freeport-McMoRan Inc.	4.250%	3/1/30	500	443
	Freeport-McMoRan Inc.	4.625%	8/1/30	700	631
	Freeport-McMoRan Inc.	5.400%	11/14/34	700	636
	Freeport-McMoRan Inc.	5.450%	3/15/43	1,450	1,242
	Georgia-Pacific LLC	8.875%	5/15/31	700	833
	Huntsman International LLC	4.500%	5/1/29	250	226
	Huntsman International LLC	2.950%	6/15/31	300	233
	International Flavors & Fragrances Inc.	4.450%	9/26/28	415	380
	International Flavors & Fragrances Inc.	4.375%	6/1/47	550	369
	International Flavors & Fragrances Inc.	5.000%	9/26/48	500	373
	International Paper Co.	5.000%	9/15/35	150	140
	International Paper Co.	6.000%	11/15/41	300	288
	International Paper Co.	4.800%	6/15/44	850	695
	International Paper Co.	4.350%	8/15/48	450	349
	Kinross Gold Corp.	4.500%	7/15/27	100	95
[11]	Kinross Gold Corp.	6.250%	7/15/33	500	480
	Linde Inc.	4.800%	12/5/24	600	596
	Linde Inc.	2.650%	2/5/25	500	481
	Linde Inc.	4.700%	12/5/25	500	493
	Linde Inc.	1.100%	8/10/30	500	384
	Linde Inc.	3.550%	11/7/42	300	223
	Linde Inc.	2.000%	8/10/50	700	356
	LYB International Finance BV	5.250%	7/15/43	700	591
	LYB International Finance BV	4.875%	3/15/44	900	722

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	LYB International Finance III LLC	1.250%	10/1/25	1,962	1,788
	LYB International Finance III LLC	2.250%	10/1/30	400	317
	LYB International Finance III LLC	5.625%	5/15/33	156	150
	LYB International Finance III LLC	3.375%	10/1/40	600	408
	LYB International Finance III LLC	4.200%	10/15/49	560	396
	LYB International Finance III LLC	4.200%	5/1/50	850	598
	LYB International Finance III LLC	3.625%	4/1/51	800	510
	LYB International Finance III LLC	3.800%	10/1/60	400	244
	LyondellBasell Industries NV	4.625%	2/26/55	910	671
	Martin Marietta Materials Inc.	3.450%	6/1/27	500	464
[8]	Martin Marietta Materials Inc.	2.500%	3/15/30	375	307
	Martin Marietta Materials Inc.	2.400%	7/15/31	506	396
	Martin Marietta Materials Inc.	4.250%	12/15/47	600	456
	Martin Marietta Materials Inc.	3.200%	7/15/51	743	465
	Mosaic Co.	4.050%	11/15/27	600	563
	Mosaic Co.	5.450%	11/15/33	100	94
	Mosaic Co.	4.875%	11/15/41	400	319
	Mosaic Co.	5.625%	11/15/43	425	370
	NewMarket Corp.	2.700%	3/18/31	500	392
	Newmont Corp.	2.800%	10/1/29	550	466
	Newmont Corp.	2.250%	10/1/30	1,100	877
	Newmont Corp.	2.600%	7/15/32	800	626
[8]	Newmont Corp.	5.875%	4/1/35	725	713
	Newmont Corp.	6.250%	10/1/39	950	946
	Newmont Corp.	5.450%	6/9/44	500	447
	Nucor Corp.	3.950%	5/23/25	200	194
	Nucor Corp.	2.000%	6/1/25	1,014	952
	Nucor Corp.	4.300%	5/23/27	250	240
	Nucor Corp.	2.700%	6/1/30	300	250
	Nucor Corp.	3.125%	4/1/32	500	412
	Nucor Corp.	6.400%	12/1/37	400	412
	Nucor Corp.	2.979%	12/15/55	1,400	796
	Nutrien Ltd.	5.900%	11/7/24	300	299
	Nutrien Ltd.	3.000%	4/1/25	250	239
	Nutrien Ltd.	5.950%	11/7/25	300	300
	Nutrien Ltd.	4.000%	12/15/26	500	474
	Nutrien Ltd.	4.900%	3/27/28	300	290
	Nutrien Ltd.	2.950%	5/13/30	525	439
	Nutrien Ltd.	4.125%	3/15/35	1,250	1,036
	Nutrien Ltd.	5.875%	12/1/36	300	284
	Nutrien Ltd.	5.625%	12/1/40	385	348
	Nutrien Ltd.	4.900%	6/1/43	225	185
	Nutrien Ltd.	5.250%	1/15/45	286	243
	Nutrien Ltd.	5.000%	4/1/49	1,199	985
	Nutrien Ltd.	5.800%	3/27/53	434	398
	Packaging Corp. of America	3.400%	12/15/27	400	368
	Packaging Corp. of America	3.000%	12/15/29	950	812
	Packaging Corp. of America	4.050%	12/15/49	200	145
	Packaging Corp. of America	3.050%	10/1/51	100	59
	PPG Industries Inc.	1.200%	3/15/26	500	449
	PPG Industries Inc.	2.550%	6/15/30	600	494
	Reliance Steel & Aluminum Co.	1.300%	8/15/25	675	619
	Reliance Steel & Aluminum Co.	2.150%	8/15/30	800	626
	Rio Tinto Alcan Inc.	6.125%	12/15/33	725	738
	Rio Tinto Alcan Inc.	5.750%	6/1/35	450	437
	Rio Tinto Finance USA Ltd.	7.125%	7/15/28	225	241
	Rio Tinto Finance USA Ltd.	5.200%	11/2/40	565	528
	Rio Tinto Finance USA Ltd.	2.750%	11/2/51	1,400	833

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Rio Tinto Finance USA plc	5.000%	3/9/33	300	288
	Rio Tinto Finance USA plc	4.750%	3/22/42	1,100	969
	Rio Tinto Finance USA plc	4.125%	8/21/42	619	500
	Rio Tinto Finance USA plc	5.125%	3/9/53	500	454
	Rohm & Haas Co.	7.850%	7/15/29	150	163
	RPM International Inc.	3.750%	3/15/27	150	140
	RPM International Inc.	4.550%	3/1/29	275	254
	RPM International Inc.	2.950%	1/15/32	250	195
	RPM International Inc.	5.250%	6/1/45	75	62
	RPM International Inc.	4.250%	1/15/48	450	323
	Sherwin-Williams Co.	3.450%	8/1/25	900	864
	Sherwin-Williams Co.	4.250%	8/8/25	200	194
	Sherwin-Williams Co.	3.950%	1/15/26	600	578
	Sherwin-Williams Co.	3.450%	6/1/27	300	279
	Sherwin-Williams Co.	2.950%	8/15/29	700	605
	Sherwin-Williams Co.	2.300%	5/15/30	500	405
	Sherwin-Williams Co.	2.200%	3/15/32	500	383
	Sherwin-Williams Co.	4.000%	12/15/42	220	164
	Sherwin-Williams Co.	4.550%	8/1/45	270	214
	Sherwin-Williams Co.	4.500%	6/1/47	1,100	879
	Sherwin-Williams Co.	3.800%	8/15/49	504	355
	Sherwin-Williams Co.	3.300%	5/15/50	400	253
	Sonoco Products Co.	2.250%	2/1/27	500	444
	Sonoco Products Co.	3.125%	5/1/30	700	589
	Southern Copper Corp.	3.875%	4/23/25	650	624
	Southern Copper Corp.	7.500%	7/27/35	850	935
	Southern Copper Corp.	6.750%	4/16/40	750	784
	Southern Copper Corp.	5.250%	11/8/42	1,300	1,122
	Southern Copper Corp.	5.875%	4/23/45	1,280	1,191
	Steel Dynamics Inc.	2.800%	12/15/24	725	697
	Steel Dynamics Inc.	2.400%	6/15/25	300	282
	Steel Dynamics Inc.	1.650%	10/15/27	1,300	1,106
	Steel Dynamics Inc.	3.250%	1/15/31	1,300	1,099
	Suzano Austria GmbH	6.000%	1/15/29	1,050	1,021
	Suzano Austria GmbH	5.000%	1/15/30	1,200	1,091
	Suzano Austria GmbH	3.750%	1/15/31	1,020	839
[8]	Suzano Austria GmbH	3.125%	1/15/32	850	651
	Suzano International Finance BV	4.000%	1/14/25	250	245
	Suzano International Finance BV	5.500%	1/17/27	1,173	1,150
	Teck Resources Ltd.	3.900%	7/15/30	1,000	868
	Teck Resources Ltd.	6.125%	10/1/35	246	235
	Teck Resources Ltd.	6.000%	8/15/40	485	434
	Teck Resources Ltd.	5.200%	3/1/42	385	313
	Vale Overseas Ltd.	3.750%	7/8/30	1,100	938
	Vale Overseas Ltd.	6.125%	6/12/33	1,000	965
	Vale Overseas Ltd.	8.250%	1/17/34	375	418
	Vale Overseas Ltd.	6.875%	11/21/36	1,480	1,486
	Vale Overseas Ltd.	6.875%	11/10/39	1,310	1,312
	Vale SA	5.625%	9/11/42	238	216
	Vulcan Materials Co.	4.500%	4/1/25	250	245
	Vulcan Materials Co.	3.500%	6/1/30	575	501
	Vulcan Materials Co.	4.500%	6/15/47	1,050	840
	Westlake Corp.	3.375%	6/15/30	400	339
	Westlake Corp.	2.875%	8/15/41	350	217
	Westlake Corp.	5.000%	8/15/46	575	459
	Westlake Corp.	4.375%	11/15/47	435	318
	Westlake Corp.	3.125%	8/15/51	500	288
	Westlake Corp.	3.375%	8/15/61	400	221

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	WestRock MWV LLC	8.200%	1/15/30	475	524
	WestRock MWV LLC	7.950%	2/15/31	275	301
	WRKCo Inc.	4.650%	3/15/26	600	581
	WRKCo Inc.	3.375%	9/15/27	1,325	1,210
	WRKCo Inc.	4.000%	3/15/28	800	741
	WRKCo Inc.	3.900%	6/1/28	607	556
	WRKCo Inc.	4.900%	3/15/29	1,325	1,264
	WRKCo Inc.	4.200%	6/1/32	700	621
	WRKCo Inc.	3.000%	6/15/33	1,000	783
	Yamana Gold Inc.	2.630%	8/15/31	180	138
					138,495
Real Estate (0.4%)
	Agree LP	2.000%	6/15/28	500	411
	Agree LP	4.800%	10/1/32	500	443
	Agree LP	2.600%	6/15/33	500	365
	Alexandria Real Estate Equities Inc.	3.950%	1/15/28	350	324
	Alexandria Real Estate Equities Inc.	4.500%	7/30/29	200	185
	Alexandria Real Estate Equities Inc.	2.750%	12/15/29	1,529	1,273
	Alexandria Real Estate Equities Inc.	4.700%	7/1/30	500	460
	Alexandria Real Estate Equities Inc.	4.900%	12/15/30	388	361
	Alexandria Real Estate Equities Inc.	3.375%	8/15/31	600	500
	Alexandria Real Estate Equities Inc.	1.875%	2/1/33	3,000	2,125
	Alexandria Real Estate Equities Inc.	2.950%	3/15/34	715	542
	Alexandria Real Estate Equities Inc.	4.750%	4/15/35	500	439
	Alexandria Real Estate Equities Inc.	4.850%	4/15/49	200	157
	Alexandria Real Estate Equities Inc.	4.000%	2/1/50	565	393
	Alexandria Real Estate Equities Inc.	3.000%	5/18/51	500	282
	Alexandria Real Estate Equities Inc.	3.550%	3/15/52	215	136
	American Assets Trust LP	3.375%	2/1/31	500	374
	American Homes 4 Rent LP	4.900%	2/15/29	325	306
	American Homes 4 Rent LP	2.375%	7/15/31	675	514
	American Homes 4 Rent LP	3.375%	7/15/51	500	299
	American Tower Corp.	2.950%	1/15/25	885	850
	American Tower Corp.	1.600%	4/15/26	500	449
	American Tower Corp.	1.450%	9/15/26	550	485
	American Tower Corp.	3.375%	10/15/26	1,069	997
	American Tower Corp.	2.750%	1/15/27	2,709	2,447
	American Tower Corp.	3.125%	1/15/27	975	890
	American Tower Corp.	3.650%	3/15/27	600	556
	American Tower Corp.	3.550%	7/15/27	1,100	1,009
	American Tower Corp.	3.600%	1/15/28	500	454
	American Tower Corp.	1.500%	1/31/28	1,000	828
	American Tower Corp.	3.800%	8/15/29	1,475	1,312
	American Tower Corp.	2.900%	1/15/30	1,490	1,239
	American Tower Corp.	2.100%	6/15/30	560	436
	American Tower Corp.	1.875%	10/15/30	700	529
	American Tower Corp.	2.700%	4/15/31	500	397
	American Tower Corp.	2.300%	9/15/31	550	417
	American Tower Corp.	4.050%	3/15/32	600	517
	American Tower Corp.	5.550%	7/15/33	525	500
	American Tower Corp.	3.700%	10/15/49	500	326
	American Tower Corp.	3.100%	6/15/50	560	326
	American Tower Corp.	2.950%	1/15/51	1,000	564
[8]	AvalonBay Communities Inc.	3.500%	11/15/24	1,050	1,023
[8]	AvalonBay Communities Inc.	3.450%	6/1/25	425	410
[8]	AvalonBay Communities Inc.	2.950%	5/11/26	250	234
[8]	AvalonBay Communities Inc.	2.900%	10/15/26	50	46
[8]	AvalonBay Communities Inc.	3.200%	1/15/28	350	319

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	AvalonBay Communities Inc.	2.300%	3/1/30	500	409
[8]	AvalonBay Communities Inc.	2.450%	1/15/31	855	690
	AvalonBay Communities Inc.	2.050%	1/15/32	1,500	1,160
[8]	AvalonBay Communities Inc.	3.900%	10/15/46	255	180
	Boston Properties LP	3.200%	1/15/25	550	527
	Boston Properties LP	2.750%	10/1/26	475	426
	Boston Properties LP	6.750%	12/1/27	2,025	2,036
	Boston Properties LP	2.900%	3/15/30	1,000	791
	Boston Properties LP	3.250%	1/30/31	600	472
	Boston Properties LP	2.550%	4/1/32	500	361
	Boston Properties LP	2.450%	10/1/33	186	127
	Boston Properties LP	6.500%	1/15/34	298	284
	Brixmor Operating Partnership LP	3.850%	2/1/25	475	457
	Brixmor Operating Partnership LP	4.125%	6/15/26	400	377
	Brixmor Operating Partnership LP	3.900%	3/15/27	300	276
	Brixmor Operating Partnership LP	2.250%	4/1/28	1,500	1,264
	Brixmor Operating Partnership LP	4.125%	5/15/29	588	524
	Brixmor Operating Partnership LP	4.050%	7/1/30	1,400	1,223
	Camden Property Trust	4.100%	10/15/28	250	234
	Camden Property Trust	3.150%	7/1/29	100	88
	Camden Property Trust	3.350%	11/1/49	800	529
	CBRE Services Inc.	4.875%	3/1/26	625	608
	CBRE Services Inc.	2.500%	4/1/31	500	386
	CBRE Services Inc.	5.950%	8/15/34	600	566
	Corporate Office Properties LP	2.900%	12/1/33	1,975	1,382
	Crown Castle Inc.	1.350%	7/15/25	522	481
	Crown Castle Inc.	4.450%	2/15/26	1,405	1,359
	Crown Castle Inc.	3.700%	6/15/26	1,175	1,111
	Crown Castle Inc.	1.050%	7/15/26	500	439
	Crown Castle Inc.	4.000%	3/1/27	300	282
	Crown Castle Inc.	2.900%	3/15/27	700	634
	Crown Castle Inc.	3.650%	9/1/27	1,190	1,093
	Crown Castle Inc.	3.800%	2/15/28	525	481
	Crown Castle Inc.	4.800%	9/1/28	600	570
	Crown Castle Inc.	3.100%	11/15/29	400	340
	Crown Castle Inc.	3.300%	7/1/30	1,300	1,097
	Crown Castle Inc.	2.250%	1/15/31	1,250	970
	Crown Castle Inc.	2.100%	4/1/31	500	381
	Crown Castle Inc.	2.500%	7/15/31	600	467
	Crown Castle Inc.	5.100%	5/1/33	600	553
	Crown Castle Inc.	2.900%	4/1/41	1,300	833
	Crown Castle Inc.	4.750%	5/15/47	300	233
	Crown Castle Inc.	5.200%	2/15/49	430	359
	Crown Castle Inc.	4.150%	7/1/50	700	499
	Crown Castle Inc.	3.250%	1/15/51	1,200	730
	CubeSmart LP	4.000%	11/15/25	160	153
	CubeSmart LP	3.125%	9/1/26	425	392
	CubeSmart LP	2.250%	12/15/28	500	418
	CubeSmart LP	4.375%	2/15/29	150	138
	CubeSmart LP	3.000%	2/15/30	500	416
	CubeSmart LP	2.000%	2/15/31	300	226
	CubeSmart LP	2.500%	2/15/32	500	380
	Digital Realty Trust LP	5.550%	1/15/28	500	488
	Digital Realty Trust LP	4.450%	7/15/28	1,350	1,263
	Digital Realty Trust LP	3.600%	7/1/29	700	618
	EPR Properties	4.500%	6/1/27	564	504
	EPR Properties	3.750%	8/15/29	686	550
	EPR Properties	3.600%	11/15/31	545	403

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Equinix Inc.	2.625%	11/18/24	2,900	2,790
Equinix Inc.	1.250%	7/15/25	500	460
Equinix Inc.	1.000%	9/15/25	500	455
Equinix Inc.	1.450%	5/15/26	420	375
Equinix Inc.	2.900%	11/18/26	1,250	1,146
Equinix Inc.	1.800%	7/15/27	1,150	991
Equinix Inc.	1.550%	3/15/28	116	97
Equinix Inc.	2.000%	5/15/28	250	210
Equinix Inc.	3.200%	11/18/29	2,000	1,709
Equinix Inc.	2.150%	7/15/30	825	646
Equinix Inc.	3.000%	7/15/50	400	234
Equinix Inc.	2.950%	9/15/51	400	227
Equinix Inc.	3.400%	2/15/52	725	456
ERP Operating LP	3.375%	6/1/25	350	336
ERP Operating LP	2.850%	11/1/26	1,300	1,201
ERP Operating LP	3.500%	3/1/28	500	459
ERP Operating LP	4.150%	12/1/28	300	282
ERP Operating LP	3.000%	7/1/29	250	218
ERP Operating LP	2.500%	2/15/30	300	248
ERP Operating LP	1.850%	8/1/31	600	454
ERP Operating LP	4.500%	7/1/44	550	435
ERP Operating LP	4.500%	6/1/45	350	267
Essex Portfolio LP	3.875%	5/1/24	275	271
Essex Portfolio LP	3.500%	4/1/25	200	192
Essex Portfolio LP	3.375%	4/15/26	963	910
Essex Portfolio LP	4.000%	3/1/29	280	254
Essex Portfolio LP	3.000%	1/15/30	405	336
Essex Portfolio LP	1.650%	1/15/31	877	643
Essex Portfolio LP	2.650%	3/15/32	455	350
Essex Portfolio LP	4.500%	3/15/48	1,000	742
Extra Space Storage LP	3.500%	7/1/26	475	444
Extra Space Storage LP	3.875%	12/15/27	100	92
Extra Space Storage LP	5.700%	4/1/28	300	296
Extra Space Storage LP	3.900%	4/1/29	500	448
Extra Space Storage LP	4.000%	6/15/29	125	112
Extra Space Storage LP	5.500%	7/1/30	500	484
Extra Space Storage LP	2.200%	10/15/30	500	388
Extra Space Storage LP	2.550%	6/1/31	500	389
Extra Space Storage LP	2.400%	10/15/31	950	727
Extra Space Storage LP	2.350%	3/15/32	500	377
Federal Realty OP LP	3.250%	7/15/27	225	205
Federal Realty OP LP	5.375%	5/1/28	400	389
Federal Realty OP LP	3.200%	6/15/29	75	64
Federal Realty OP LP	4.500%	12/1/44	825	609
GLP Capital LP	5.250%	6/1/25	625	612
GLP Capital LP	5.375%	4/15/26	1,100	1,067
GLP Capital LP	5.750%	6/1/28	100	96
GLP Capital LP	5.300%	1/15/29	575	533
GLP Capital LP	4.000%	1/15/30	570	485
GLP Capital LP	4.000%	1/15/31	800	666
Healthcare Realty Holdings LP	3.500%	8/1/26	877	814
Healthcare Realty Holdings LP	3.750%	7/1/27	400	368
Healthcare Realty Holdings LP	3.100%	2/15/30	395	328
Healthcare Realty Holdings LP	2.000%	3/15/31	500	374
Healthpeak OP LLC	3.400%	2/1/25	213	206
Healthpeak OP LLC	3.250%	7/15/26	150	141
Healthpeak OP LLC	3.500%	7/15/29	500	440
Healthpeak OP LLC	3.000%	1/15/30	2,000	1,688

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Healthpeak OP LLC	2.875%	1/15/31	100	81
	Healthpeak OP LLC	5.250%	12/15/32	500	464
	Healthpeak OP LLC	6.750%	2/1/41	175	173
	Highwoods Realty LP	4.125%	3/15/28	850	756
	Highwoods Realty LP	3.050%	2/15/30	500	384
[8]	Host Hotels & Resorts LP	4.000%	6/15/25	728	700
[8]	Host Hotels & Resorts LP	3.375%	12/15/29	400	336
[8]	Host Hotels & Resorts LP	3.500%	9/15/30	713	594
[8]	Host Hotels & Resorts LP	2.900%	12/15/31	394	302
	Hudson Pacific Properties LP	3.950%	11/1/27	250	197
	Hudson Pacific Properties LP	5.950%	2/15/28	500	417
	Hudson Pacific Properties LP	4.650%	4/1/29	200	152
	Hudson Pacific Properties LP	3.250%	1/15/30	240	165
	Invitation Homes Operating Partnership LP	2.300%	11/15/28	675	565
	Invitation Homes Operating Partnership LP	5.450%	8/15/30	118	112
	Invitation Homes Operating Partnership LP	5.500%	8/15/33	228	212
	Invitation Homes Operating Partnership LP	2.700%	1/15/34	675	491
	Kilroy Realty LP	3.450%	12/15/24	850	817
	Kilroy Realty LP	4.750%	12/15/28	350	316
	Kilroy Realty LP	2.500%	11/15/32	500	341
	Kilroy Realty LP	2.650%	11/15/33	1,500	1,008
	Kimco Realty OP LLC	4.450%	1/15/24	75	74
	Kimco Realty OP LLC	3.300%	2/1/25	500	481
	Kimco Realty OP LLC	2.800%	10/1/26	1,294	1,182
	Kimco Realty OP LLC	2.700%	10/1/30	250	201
	Kimco Realty OP LLC	2.250%	12/1/31	500	375
	Kimco Realty OP LLC	3.200%	4/1/32	500	401
	Kimco Realty OP LLC	4.600%	2/1/33	575	511
	Kimco Realty OP LLC	4.250%	4/1/45	425	309
	Kimco Realty OP LLC	4.450%	9/1/47	250	185
	Kite Realty Group LP	4.000%	10/1/26	725	660
	LXP Industrial Trust	2.700%	9/15/30	500	388
	Mid-America Apartments LP	3.600%	6/1/27	1,431	1,339
	Mid-America Apartments LP	2.750%	3/15/30	295	248
	Mid-America Apartments LP	1.700%	2/15/31	900	686
	Mid-America Apartments LP	2.875%	9/15/51	500	289
	National Health Investors Inc.	3.000%	2/1/31	1,000	731
	NNN REIT Inc.	4.000%	11/15/25	450	431
	NNN REIT Inc.	3.600%	12/15/26	449	417
	NNN REIT Inc.	3.500%	10/15/27	550	501
	NNN REIT Inc.	4.300%	10/15/28	300	277
	NNN REIT Inc.	2.500%	4/15/30	325	265
	NNN REIT Inc.	5.600%	10/15/33	400	377
	NNN REIT Inc.	4.800%	10/15/48	250	193
	NNN REIT Inc.	3.100%	4/15/50	500	286
	NNN REIT Inc.	3.500%	4/15/51	500	315
	NNN REIT Inc.	3.000%	4/15/52	500	281
	Omega Healthcare Investors Inc.	4.500%	1/15/25	281	273
	Omega Healthcare Investors Inc.	5.250%	1/15/26	475	462
	Omega Healthcare Investors Inc.	4.750%	1/15/28	300	279
	Omega Healthcare Investors Inc.	3.625%	10/1/29	2,000	1,670
	Omega Healthcare Investors Inc.	3.375%	2/1/31	750	585
	Phillips Edison Grocery Center Operating Partnership I LP	2.625%	11/15/31	500	367
	Physicians Realty LP	4.300%	3/15/27	744	698

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Physicians Realty LP	3.950%	1/15/28	300	271
Physicians Realty LP	2.625%	11/1/31	437	330
Piedmont Operating Partnership LP	9.250%	7/20/28	320	322
Piedmont Operating Partnership LP	3.150%	8/15/30	250	176
Piedmont Operating Partnership LP	2.750%	4/1/32	262	170
Prologis LP	3.250%	6/30/26	1,075	1,014
Prologis LP	3.250%	10/1/26	583	548
Prologis LP	2.125%	4/15/27	1,211	1,083
Prologis LP	3.375%	12/15/27	250	230
Prologis LP	4.875%	6/15/28	500	486
Prologis LP	3.875%	9/15/28	300	278
Prologis LP	4.000%	9/15/28	500	466
Prologis LP	4.375%	2/1/29	50	47
Prologis LP	2.875%	11/15/29	250	214
Prologis LP	2.250%	4/15/30	400	326
Prologis LP	1.750%	7/1/30	750	583
Prologis LP	1.250%	10/15/30	1,214	907
Prologis LP	1.625%	3/15/31	1,000	754
Prologis LP	2.250%	1/15/32	400	309
Prologis LP	4.750%	6/15/33	200	184
Prologis LP	5.125%	1/15/34	380	358
Prologis LP	4.375%	9/15/48	300	232
Prologis LP	3.050%	3/1/50	175	107
Prologis LP	3.000%	4/15/50	510	311
Prologis LP	2.125%	10/15/50	500	251
Prologis LP	5.250%	6/15/53	700	628
Public Storage Operating Co.	1.500%	11/9/26	575	513
Public Storage Operating Co.	3.094%	9/15/27	300	276
Public Storage Operating Co.	1.850%	5/1/28	600	513
Public Storage Operating Co.	1.950%	11/9/28	575	487
Public Storage Operating Co.	5.125%	1/15/29	350	344
Public Storage Operating Co.	3.385%	5/1/29	420	379
Public Storage Operating Co.	2.300%	5/1/31	1,000	797
Public Storage Operating Co.	2.250%	11/9/31	375	293
Public Storage Operating Co.	5.100%	8/1/33	525	502
Public Storage Operating Co.	5.350%	8/1/53	490	446
Realty Income Corp.	3.875%	4/15/25	200	194
Realty Income Corp.	4.625%	11/1/25	738	721
Realty Income Corp.	4.875%	6/1/26	350	343
Realty Income Corp.	4.125%	10/15/26	775	741
Realty Income Corp.	3.000%	1/15/27	525	481
Realty Income Corp.	3.950%	8/15/27	475	444
Realty Income Corp.	3.400%	1/15/28	1,000	908
Realty Income Corp.	3.650%	1/15/28	1,290	1,189
Realty Income Corp.	2.200%	6/15/28	500	426
Realty Income Corp.	3.250%	6/15/29	575	510
Realty Income Corp.	3.100%	12/15/29	500	432
Realty Income Corp.	3.250%	1/15/31	831	698
Realty Income Corp.	2.850%	12/15/32	500	389
Realty Income Corp.	1.800%	3/15/33	500	351
Realty Income Corp.	4.900%	7/15/33	300	274
Realty Income Corp.	4.650%	3/15/47	820	668
Regency Centers LP	3.600%	2/1/27	340	318
Regency Centers LP	4.125%	3/15/28	250	231
Regency Centers LP	2.950%	9/15/29	400	340
Regency Centers LP	4.400%	2/1/47	400	296
Rexford Industrial Realty LP	5.000%	6/15/28	300	287
Rexford Industrial Realty LP	2.150%	9/1/31	650	484

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sabra Health Care LP	5.125%	8/15/26	1,332	1,273
	Safehold GL Holdings LLC	2.850%	1/15/32	650	477
	Simon Property Group LP	3.500%	9/1/25	700	671
	Simon Property Group LP	3.300%	1/15/26	195	185
	Simon Property Group LP	3.250%	11/30/26	300	279
	Simon Property Group LP	1.375%	1/15/27	500	436
	Simon Property Group LP	3.375%	6/15/27	820	756
	Simon Property Group LP	3.375%	12/1/27	1,000	913
	Simon Property Group LP	1.750%	2/1/28	500	424
	Simon Property Group LP	2.450%	9/13/29	1,595	1,324
	Simon Property Group LP	2.650%	7/15/30	500	411
	Simon Property Group LP	2.200%	2/1/31	600	463
	Simon Property Group LP	2.250%	1/15/32	500	375
	Simon Property Group LP	2.650%	2/1/32	700	546
	Simon Property Group LP	6.750%	2/1/40	500	510
	Simon Property Group LP	4.750%	3/15/42	350	282
	Simon Property Group LP	4.250%	11/30/46	425	309
	Simon Property Group LP	3.250%	9/13/49	900	557
	Simon Property Group LP	3.800%	7/15/50	1,500	1,014
	SITE Centers Corp.	3.625%	2/1/25	463	440
	SITE Centers Corp.	4.250%	2/1/26	250	234
	SITE Centers Corp.	4.700%	6/1/27	1,000	923
	Spirit Realty LP	3.200%	1/15/27	315	285
	Spirit Realty LP	2.100%	3/15/28	1,200	1,010
	Spirit Realty LP	4.000%	7/15/29	245	217
	Spirit Realty LP	3.400%	1/15/30	520	434
	STORE Capital Corp.	4.500%	3/15/28	225	197
	STORE Capital Corp.	4.625%	3/15/29	300	257
	Sun Communities Operating LP	2.300%	11/1/28	725	601
	Sun Communities Operating LP	2.700%	7/15/31	500	384
	Sun Communities Operating LP	4.200%	4/15/32	500	426
	Sun Communities Operating LP	5.700%	1/15/33	500	472
	Tanger Properties LP	3.125%	9/1/26	723	653
	Tanger Properties LP	3.875%	7/15/27	250	221
[8]	UDR Inc.	2.950%	9/1/26	600	554
[8]	UDR Inc.	3.500%	7/1/27	150	138
[8]	UDR Inc.	3.500%	1/15/28	50	45
[8]	UDR Inc.	3.200%	1/15/30	240	206
[8]	UDR Inc.	2.100%	8/1/32	1,175	846
[8]	UDR Inc.	1.900%	3/15/33	1,000	702
	UDR Inc.	3.100%	11/1/34	265	200
	Ventas Realty LP	2.650%	1/15/25	456	435
	Ventas Realty LP	3.500%	2/1/25	59	57
	Ventas Realty LP	3.850%	4/1/27	275	255
	Ventas Realty LP	3.000%	1/15/30	325	269
	Ventas Realty LP	5.700%	9/30/43	325	280
	Ventas Realty LP	4.875%	4/15/49	650	495
	VICI Properties LP	4.750%	2/15/28	900	842
	VICI Properties LP	4.950%	2/15/30	900	825
	VICI Properties LP	5.125%	5/15/32	900	807
	VICI Properties LP	5.625%	5/15/52	700	584
	Vornado Realty LP	3.500%	1/15/25	425	402
	Vornado Realty LP	3.400%	6/1/31	500	361
	Welltower OP LLC	3.625%	3/15/24	225	222
	Welltower OP LLC	4.000%	6/1/25	1,264	1,221
	Welltower OP LLC	4.250%	4/1/26	856	822
	Welltower OP LLC	2.700%	2/15/27	662	602
	Welltower OP LLC	4.250%	4/15/28	750	698

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Welltower OP LLC	4.125%	3/15/29	500	455
Welltower OP LLC	3.100%	1/15/30	1,250	1,058
Welltower OP LLC	2.750%	1/15/31	500	400
Welltower OP LLC	2.800%	6/1/31	700	559
Welltower OP LLC	2.750%	1/15/32	525	411
Welltower OP LLC	3.850%	6/15/32	500	426
Welltower OP LLC	6.500%	3/15/41	200	197
Welltower OP LLC	4.950%	9/1/48	400	328
Weyerhaeuser Co.	4.750%	5/15/26	253	247
Weyerhaeuser Co.	4.000%	11/15/29	750	675
Weyerhaeuser Co.	4.000%	4/15/30	800	709
Weyerhaeuser Co.	7.375%	3/15/32	219	237
Weyerhaeuser Co.	3.375%	3/9/33	438	358
Weyerhaeuser Co.	4.000%	3/9/52	500	361
WP Carey Inc.	4.000%	2/1/25	200	194
WP Carey Inc.	4.250%	10/1/26	300	287
WP Carey Inc.	3.850%	7/15/29	200	176
WP Carey Inc.	2.250%	4/1/33	1,000	715
				179,723
Technology (0.9%)
Adobe Inc.	1.900%	2/1/25	100	95
Adobe Inc.	3.250%	2/1/25	800	777
Adobe Inc.	2.150%	2/1/27	500	454
Adobe Inc.	2.300%	2/1/30	1,060	891
Amdocs Ltd.	2.538%	6/15/30	600	482
Analog Devices Inc.	2.950%	4/1/25	300	289
Analog Devices Inc.	3.500%	12/5/26	500	474
Analog Devices Inc.	3.450%	6/15/27	250	234
Analog Devices Inc.	1.700%	10/1/28	800	674
Analog Devices Inc.	2.100%	10/1/31	900	711
Analog Devices Inc.	2.800%	10/1/41	1,050	699
Analog Devices Inc.	2.950%	10/1/51	950	591
Apple Inc.	2.750%	1/13/25	1,200	1,160
Apple Inc.	1.125%	5/11/25	6,450	6,032
Apple Inc.	0.550%	8/20/25	1,000	917
Apple Inc.	0.700%	2/8/26	2,200	1,981
Apple Inc.	3.250%	2/23/26	3,805	3,635
Apple Inc.	2.450%	8/4/26	500	465
Apple Inc.	2.050%	9/11/26	3,000	2,758
Apple Inc.	3.350%	2/9/27	200	189
Apple Inc.	3.200%	5/11/27	2,700	2,534
Apple Inc.	2.900%	9/12/27	2,331	2,152
Apple Inc.	3.000%	11/13/27	1,025	946
Apple Inc.	1.200%	2/8/28	2,200	1,876
Apple Inc.	4.000%	5/10/28	1,525	1,463
Apple Inc.	1.400%	8/5/28	2,000	1,694
Apple Inc.	2.200%	9/11/29	1,475	1,263
Apple Inc.	4.150%	5/10/30	408	389
Apple Inc.	1.650%	5/11/30	2,000	1,620
Apple Inc.	1.250%	8/20/30	1,000	782
Apple Inc.	1.650%	2/8/31	2,500	1,980
Apple Inc.	1.700%	8/5/31	900	708
Apple Inc.	4.300%	5/10/33	816	770
Apple Inc.	4.500%	2/23/36	825	785
Apple Inc.	2.375%	2/8/41	1,300	868
Apple Inc.	3.850%	5/4/43	2,825	2,280
Apple Inc.	4.450%	5/6/44	625	558
Apple Inc.	3.450%	2/9/45	1,594	1,197

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Apple Inc.	4.375%	5/13/45	1,775	1,527
	Apple Inc.	4.650%	2/23/46	3,720	3,310
	Apple Inc.	3.850%	8/4/46	1,750	1,377
	Apple Inc.	3.750%	9/12/47	842	651
	Apple Inc.	3.750%	11/13/47	1,000	771
	Apple Inc.	2.950%	9/11/49	1,600	1,056
	Apple Inc.	2.650%	5/11/50	1,855	1,131
	Apple Inc.	2.400%	8/20/50	1,732	1,013
	Apple Inc.	2.650%	2/8/51	2,700	1,638
	Apple Inc.	2.700%	8/5/51	1,600	973
	Apple Inc.	3.950%	8/8/52	1,500	1,172
	Apple Inc.	4.850%	5/10/53	1,019	934
	Apple Inc.	2.550%	8/20/60	1,100	629
	Apple Inc.	2.800%	2/8/61	2,000	1,169
	Apple Inc.	2.850%	8/5/61	1,300	761
	Applied Materials Inc.	3.900%	10/1/25	456	443
	Applied Materials Inc.	3.300%	4/1/27	1,065	999
	Applied Materials Inc.	1.750%	6/1/30	350	280
	Applied Materials Inc.	5.100%	10/1/35	400	392
	Applied Materials Inc.	5.850%	6/15/41	250	253
	Applied Materials Inc.	4.350%	4/1/47	1,225	1,035
	Applied Materials Inc.	2.750%	6/1/50	550	347
	Arrow Electronics Inc.	4.000%	4/1/25	300	290
	Arrow Electronics Inc.	3.875%	1/12/28	400	365
	Arrow Electronics Inc.	2.950%	2/15/32	400	312
	Autodesk Inc.	4.375%	6/15/25	250	244
	Autodesk Inc.	3.500%	6/15/27	375	350
	Autodesk Inc.	2.850%	1/15/30	360	305
	Autodesk Inc.	2.400%	12/15/31	900	708
	Automatic Data Processing Inc.	3.375%	9/15/25	825	795
	Automatic Data Processing Inc.	1.700%	5/15/28	1,000	863
	Automatic Data Processing Inc.	1.250%	9/1/30	1,100	849
	Avnet Inc.	4.625%	4/15/26	450	433
	Avnet Inc.	6.250%	3/15/28	419	417
	Avnet Inc.	3.000%	5/15/31	200	155
	Block Financial LLC	5.250%	10/1/25	350	344
	Block Financial LLC	2.500%	7/15/28	400	340
	Block Financial LLC	3.875%	8/15/30	600	516
	Booz Allen Hamilton Inc.	5.950%	8/4/33	550	535
	Broadcom Corp.	3.875%	1/15/27	3,150	2,960
	Broadcom Corp.	3.500%	1/15/28	800	727
	Broadcom Inc.	3.150%	11/15/25	1,233	1,164
	Broadcom Inc.	3.459%	9/15/26	588	552
[11]	Broadcom Inc.	1.950%	2/15/28	600	511
	Broadcom Inc.	4.110%	9/15/28	1,865	1,718
[11]	Broadcom Inc.	4.000%	4/15/29	500	451
	Broadcom Inc.	4.750%	4/15/29	1,500	1,413
	Broadcom Inc.	5.000%	4/15/30	550	524
	Broadcom Inc.	4.150%	11/15/30	2,000	1,772
[11]	Broadcom Inc.	2.450%	2/15/31	2,200	1,718
	Broadcom Inc.	4.300%	11/15/32	1,500	1,308
[11]	Broadcom Inc.	2.600%	2/15/33	1,500	1,119
[11]	Broadcom Inc.	3.419%	4/15/33	1,892	1,508
[11]	Broadcom Inc.	3.469%	4/15/34	2,152	1,688
[11]	Broadcom Inc.	3.137%	11/15/35	1,610	1,173
[11]	Broadcom Inc.	3.187%	11/15/36	2,800	2,008
[11]	Broadcom Inc.	4.926%	5/15/37	2,850	2,455
[11]	Broadcom Inc.	3.500%	2/15/41	2,100	1,454

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[11]	Broadcom Inc.	3.750%	2/15/51	1,500	999
	Broadridge Financial Solutions Inc.	3.400%	6/27/26	320	300
	Broadridge Financial Solutions Inc.	2.900%	12/1/29	375	317
	Broadridge Financial Solutions Inc.	2.600%	5/1/31	900	713
	Cadence Design Systems Inc.	4.375%	10/15/24	279	275
	CDW LLC	4.125%	5/1/25	300	290
	CDW LLC	4.250%	4/1/28	347	317
	CDW LLC	3.250%	2/15/29	487	416
	CGI Inc.	1.450%	9/14/26	1,200	1,059
	CGI Inc.	2.300%	9/14/31	400	301
	Cintas Corp. No. 2	3.700%	4/1/27	1,373	1,301
	Cintas Corp. No. 2	4.000%	5/1/32	650	586
	Cisco Systems Inc.	2.950%	2/28/26	1,550	1,472
	Cisco Systems Inc.	2.500%	9/20/26	1,350	1,254
	Cisco Systems Inc.	5.900%	2/15/39	1,400	1,440
	Cisco Systems Inc.	5.500%	1/15/40	1,275	1,253
	Concentrix Corp.	6.650%	8/2/26	1,000	994
	Concentrix Corp.	6.600%	8/2/28	1,000	965
	Concentrix Corp.	6.850%	8/2/33	950	878
	Corning Inc.	4.700%	3/15/37	750	663
	Corning Inc.	5.750%	8/15/40	665	627
	Corning Inc.	4.750%	3/15/42	300	255
	Corning Inc.	4.375%	11/15/57	775	582
	Corning Inc.	5.850%	11/15/68	400	357
	Corning Inc.	5.450%	11/15/79	700	583
	Dell Inc.	7.100%	4/15/28	70	74
	Dell Inc.	6.500%	4/15/38	400	395
	Dell International LLC	5.850%	7/15/25	700	699
	Dell International LLC	6.020%	6/15/26	3,619	3,630
	Dell International LLC	4.900%	10/1/26	1,000	976
	Dell International LLC	6.100%	7/15/27	800	810
	Dell International LLC	5.250%	2/1/28	885	871
	Dell International LLC	5.300%	10/1/29	1,350	1,310
	Dell International LLC	6.200%	7/15/30	475	478
	Dell International LLC	5.750%	2/1/33	700	680
	Dell International LLC	8.100%	7/15/36	972	1,084
[11]	Dell International LLC	3.375%	12/15/41	500	335
	Dell International LLC	8.350%	7/15/46	571	665
[11]	Dell International LLC	3.450%	12/15/51	1,200	745
	DXC Technology Co.	1.800%	9/15/26	700	614
	DXC Technology Co.	2.375%	9/15/28	2,600	2,114
	Equifax Inc.	2.600%	12/1/24	200	192
	Equifax Inc.	2.600%	12/15/25	375	349
	Equifax Inc.	5.100%	6/1/28	1,500	1,445
	Equifax Inc.	3.100%	5/15/30	445	371
	Equifax Inc.	2.350%	9/15/31	900	683
	Fidelity National Information Services Inc.	1.150%	3/1/26	900	806
	Fidelity National Information Services Inc.	1.650%	3/1/28	700	592
	Fidelity National Information Services Inc.	3.750%	5/21/29	250	228
	Fidelity National Information Services Inc.	2.250%	3/1/31	700	546
	Fidelity National Information Services Inc.	3.100%	3/1/41	700	462
	Fiserv Inc.	3.850%	6/1/25	767	741
	Fiserv Inc.	3.200%	7/1/26	2,100	1,962
	Fiserv Inc.	2.250%	6/1/27	1,550	1,375

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Fiserv Inc.	4.200%	10/1/28	800	750
Fiserv Inc.	3.500%	7/1/29	2,505	2,230
Fiserv Inc.	2.650%	6/1/30	1,900	1,560
Fiserv Inc.	4.400%	7/1/49	1,650	1,264
Flex Ltd.	4.750%	6/15/25	25	24
Flex Ltd.	4.875%	6/15/29	514	480
Fortinet Inc.	1.000%	3/15/26	500	445
Fortinet Inc.	2.200%	3/15/31	500	387
Global Payments Inc.	1.500%	11/15/24	500	475
Global Payments Inc.	2.650%	2/15/25	1,425	1,358
Global Payments Inc.	1.200%	3/1/26	1,000	892
Global Payments Inc.	4.800%	4/1/26	600	582
Global Payments Inc.	2.150%	1/15/27	700	617
Global Payments Inc.	4.950%	8/15/27	250	240
Global Payments Inc.	4.450%	6/1/28	300	278
Global Payments Inc.	3.200%	8/15/29	1,600	1,360
Global Payments Inc.	2.900%	5/15/30	500	409
Global Payments Inc.	2.900%	11/15/31	800	627
Global Payments Inc.	5.400%	8/15/32	650	608
Global Payments Inc.	4.150%	8/15/49	800	550
Global Payments Inc.	5.950%	8/15/52	530	474
Harman International Industries Inc.	4.150%	5/15/25	351	341
Hewlett Packard Enterprise Co.	5.900%	10/1/24	250	250
Hewlett Packard Enterprise Co.	4.900%	10/15/25	1,600	1,570
Hewlett Packard Enterprise Co.	1.750%	4/1/26	440	400
Hewlett Packard Enterprise Co.	5.250%	7/1/28	1,000	975
Hewlett Packard Enterprise Co.	6.200%	10/15/35	950	952
Hewlett Packard Enterprise Co.	6.350%	10/15/45	1,350	1,310
HP Inc.	2.200%	6/17/25	1,925	1,810
HP Inc.	1.450%	6/17/26	900	805
HP Inc.	3.000%	6/17/27	900	818
HP Inc.	4.750%	1/15/28	675	647
HP Inc.	4.000%	4/15/29	800	730
HP Inc.	3.400%	6/17/30	800	679
HP Inc.	2.650%	6/17/31	900	702
HP Inc.	4.200%	4/15/32	800	692
HP Inc.	5.500%	1/15/33	500	469
HP Inc.	6.000%	9/15/41	910	855
Hubbell Inc.	3.350%	3/1/26	300	284
Hubbell Inc.	3.150%	8/15/27	275	253
Hubbell Inc.	3.500%	2/15/28	400	370
Intel Corp.	3.400%	3/25/25	1,050	1,017
Intel Corp.	3.700%	7/29/25	1,655	1,601
Intel Corp.	2.600%	5/19/26	690	645
Intel Corp.	3.750%	3/25/27	1,750	1,660
Intel Corp.	3.750%	8/5/27	400	377
Intel Corp.	4.875%	2/10/28	1,500	1,471
Intel Corp.	1.600%	8/12/28	900	760
Intel Corp.	2.450%	11/15/29	1,400	1,188
Intel Corp.	5.125%	2/10/30	1,000	980
Intel Corp.	3.900%	3/25/30	1,240	1,130
Intel Corp.	2.000%	8/12/31	1,000	782
Intel Corp.	4.150%	8/5/32	875	796
Intel Corp.	4.000%	12/15/32	1,125	1,003
Intel Corp.	5.200%	2/10/33	1,850	1,791
Intel Corp.	4.600%	3/25/40	1,000	868
Intel Corp.	2.800%	8/12/41	700	457
Intel Corp.	4.800%	10/1/41	1,065	917

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Intel Corp.	4.100%	5/19/46	1,350	1,033
Intel Corp.	4.100%	5/11/47	800	610
Intel Corp.	3.734%	12/8/47	2,200	1,562
Intel Corp.	3.250%	11/15/49	600	383
Intel Corp.	4.750%	3/25/50	2,185	1,801
Intel Corp.	3.050%	8/12/51	1,000	604
Intel Corp.	4.900%	8/5/52	1,100	923
Intel Corp.	5.700%	2/10/53	3,084	2,891
Intel Corp.	3.100%	2/15/60	700	402
Intel Corp.	3.200%	8/12/61	700	405
Intel Corp.	5.050%	8/5/62	1,000	837
Intel Corp.	5.900%	2/10/63	985	934
International Business Machines Corp.	4.500%	2/6/26	850	831
International Business Machines Corp.	3.450%	2/19/26	900	858
International Business Machines Corp.	3.300%	5/15/26	2,365	2,239
International Business Machines Corp.	1.700%	5/15/27	3,300	2,889
International Business Machines Corp.	4.500%	2/6/28	1,000	966
International Business Machines Corp.	3.500%	5/15/29	2,975	2,689
International Business Machines Corp.	1.950%	5/15/30	2,000	1,605
International Business Machines Corp.	4.750%	2/6/33	1,000	942
International Business Machines Corp.	4.150%	5/15/39	1,350	1,095
International Business Machines Corp.	5.600%	11/30/39	414	395
International Business Machines Corp.	2.850%	5/15/40	970	651
International Business Machines Corp.	4.000%	6/20/42	730	566
International Business Machines Corp.	4.250%	5/15/49	2,800	2,163
International Business Machines Corp.	2.950%	5/15/50	545	326
International Business Machines Corp.	3.430%	2/9/52	425	277
International Business Machines Corp.	4.900%	7/27/52	714	603
International Business Machines Corp.	5.100%	2/6/53	1,450	1,273
Intuit Inc.	0.950%	7/15/25	250	230
Intuit Inc.	1.350%	7/15/27	400	346
Intuit Inc.	1.650%	7/15/30	700	550
Intuit Inc.	5.200%	9/15/33	1,000	974
Intuit Inc.	5.500%	9/15/53	990	949
Jabil Inc.	3.950%	1/12/28	400	369
Jabil Inc.	3.600%	1/15/30	500	433
Jabil Inc.	3.000%	1/15/31	450	364
Juniper Networks Inc.	1.200%	12/10/25	500	451
Juniper Networks Inc.	3.750%	8/15/29	500	444
Juniper Networks Inc.	2.000%	12/10/30	500	375
Juniper Networks Inc.	5.950%	3/15/41	150	135
KLA Corp.	4.650%	11/1/24	240	237
KLA Corp.	4.100%	3/15/29	300	283
KLA Corp.	4.650%	7/15/32	900	852
KLA Corp.	5.000%	3/15/49	800	703
KLA Corp.	3.300%	3/1/50	700	466
KLA Corp.	4.950%	7/15/52	1,000	874
KLA Corp.	5.250%	7/15/62	750	672
Kyndryl Holdings Inc.	2.050%	10/15/26	300	261
Kyndryl Holdings Inc.	2.700%	10/15/28	100	82
Kyndryl Holdings Inc.	3.150%	10/15/31	600	453
Kyndryl Holdings Inc.	4.100%	10/15/41	400	262
Lam Research Corp.	3.800%	3/15/25	501	488
Lam Research Corp.	3.750%	3/15/26	600	577
Lam Research Corp.	4.000%	3/15/29	600	564
Lam Research Corp.	1.900%	6/15/30	785	629
Lam Research Corp.	4.875%	3/15/49	500	436
Lam Research Corp.	2.875%	6/15/50	500	310

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lam Research Corp.	3.125%	6/15/60	400	240
	Legrand France SA	8.500%	2/15/25	300	311
	Leidos Inc.	3.625%	5/15/25	355	341
	Leidos Inc.	4.375%	5/15/30	1,200	1,073
	Leidos Inc.	2.300%	2/15/31	800	614
	Marvell Technology Inc.	2.450%	4/15/28	400	345
[8]	Marvell Technology Inc.	4.875%	6/22/28	300	287
	Marvell Technology Inc.	2.950%	4/15/31	300	243
	Microchip Technology Inc.	4.250%	9/1/25	1,000	968
	Micron Technology Inc.	4.975%	2/6/26	275	269
	Micron Technology Inc.	4.185%	2/15/27	750	705
	Micron Technology Inc.	5.375%	4/15/28	800	772
	Micron Technology Inc.	5.327%	2/6/29	575	552
	Micron Technology Inc.	6.750%	11/1/29	415	422
	Micron Technology Inc.	4.663%	2/15/30	300	273
	Micron Technology Inc.	2.703%	4/15/32	700	534
	Micron Technology Inc.	5.875%	2/9/33	709	678
	Micron Technology Inc.	5.875%	9/15/33	700	667
	Micron Technology Inc.	3.366%	11/1/41	500	329
	Micron Technology Inc.	3.477%	11/1/51	500	305
	Microsoft Corp.	3.125%	11/3/25	2,270	2,174
	Microsoft Corp.	2.400%	8/8/26	3,700	3,437
	Microsoft Corp.	3.300%	2/6/27	3,800	3,605
	Microsoft Corp.	3.500%	2/12/35	1,325	1,153
	Microsoft Corp.	3.450%	8/8/36	1,750	1,475
	Microsoft Corp.	4.100%	2/6/37	1,075	971
	Microsoft Corp.	3.700%	8/8/46	3,824	3,000
	Microsoft Corp.	2.525%	6/1/50	5,065	3,084
	Microsoft Corp.	2.921%	3/17/52	6,076	3,987
	Microsoft Corp.	2.675%	6/1/60	3,407	2,002
	Microsoft Corp.	3.041%	3/17/62	3,471	2,192
	Moody's Corp.	3.250%	1/15/28	300	275
	Moody's Corp.	2.000%	8/19/31	600	465
	Moody's Corp.	2.750%	8/19/41	600	390
	Moody's Corp.	5.250%	7/15/44	600	541
	Moody's Corp.	4.875%	12/17/48	300	256
	Moody's Corp.	3.250%	5/20/50	250	159
	Moody's Corp.	3.750%	2/25/52	500	352
	Moody's Corp.	3.100%	11/29/61	250	145
	Motorola Solutions Inc.	4.600%	2/23/28	700	669
	Motorola Solutions Inc.	4.600%	5/23/29	500	472
	Motorola Solutions Inc.	2.300%	11/15/30	1,000	775
	Motorola Solutions Inc.	2.750%	5/24/31	500	395
	Motorola Solutions Inc.	5.500%	9/1/44	300	262
	NetApp Inc.	1.875%	6/22/25	500	467
	NetApp Inc.	2.375%	6/22/27	400	357
	NetApp Inc.	2.700%	6/22/30	600	486
	Nokia OYJ	6.625%	5/15/39	425	379
	Nordson Corp.	5.600%	9/15/28	300	297
	Nordson Corp.	5.800%	9/15/33	500	488
	NVIDIA Corp.	3.200%	9/16/26	1,764	1,669
	NVIDIA Corp.	1.550%	6/15/28	1,000	853
	NVIDIA Corp.	2.850%	4/1/30	1,150	1,001
	NVIDIA Corp.	2.000%	6/15/31	1,000	799
	NVIDIA Corp.	3.500%	4/1/40	800	631
	NVIDIA Corp.	3.500%	4/1/50	1,965	1,432
	NVIDIA Corp.	3.700%	4/1/60	350	255
	NXP BV	5.350%	3/1/26	787	777

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	NXP BV	3.875%	6/18/26	300	285
	NXP BV	3.150%	5/1/27	930	849
	NXP BV	5.550%	12/1/28	375	368
	NXP BV	4.300%	6/18/29	750	687
	NXP BV	3.400%	5/1/30	1,100	940
	NXP BV	2.500%	5/11/31	900	702
	NXP BV	2.650%	2/15/32	1,917	1,483
	NXP BV	3.250%	5/11/41	900	606
	NXP BV	3.125%	2/15/42	400	260
	NXP BV	3.250%	11/30/51	400	243
	Oracle Corp.	2.950%	11/15/24	2,860	2,771
	Oracle Corp.	2.500%	4/1/25	4,156	3,956
	Oracle Corp.	2.950%	5/15/25	3,125	2,988
	Oracle Corp.	1.650%	3/25/26	2,325	2,105
	Oracle Corp.	2.650%	7/15/26	2,500	2,305
	Oracle Corp.	2.800%	4/1/27	1,950	1,770
	Oracle Corp.	2.300%	3/25/28	1,700	1,471
	Oracle Corp.	4.500%	5/6/28	209	199
	Oracle Corp.	6.150%	11/9/29	1,075	1,091
	Oracle Corp.	2.950%	4/1/30	2,950	2,478
	Oracle Corp.	4.650%	5/6/30	600	561
	Oracle Corp.	2.875%	3/25/31	3,000	2,451
	Oracle Corp.	6.250%	11/9/32	1,075	1,088
	Oracle Corp.	4.300%	7/8/34	1,350	1,159
	Oracle Corp.	3.900%	5/15/35	1,375	1,120
	Oracle Corp.	3.850%	7/15/36	1,180	931
	Oracle Corp.	3.800%	11/15/37	1,484	1,130
	Oracle Corp.	6.125%	7/8/39	600	578
	Oracle Corp.	3.600%	4/1/40	3,325	2,391
	Oracle Corp.	5.375%	7/15/40	2,060	1,827
	Oracle Corp.	3.650%	3/25/41	2,050	1,462
	Oracle Corp.	4.500%	7/8/44	985	760
	Oracle Corp.	4.125%	5/15/45	825	598
	Oracle Corp.	4.000%	7/15/46	3,340	2,357
	Oracle Corp.	4.000%	11/15/47	2,475	1,731
	Oracle Corp.	3.600%	4/1/50	4,200	2,714
	Oracle Corp.	3.950%	3/25/51	3,025	2,073
	Oracle Corp.	6.900%	11/9/52	1,575	1,622
	Oracle Corp.	5.550%	2/6/53	1,900	1,665
	Oracle Corp.	4.375%	5/15/55	1,150	828
	Oracle Corp.	3.850%	4/1/60	3,000	1,912
	Oracle Corp.	4.100%	3/25/61	1,300	864
	PayPal Holdings Inc.	2.400%	10/1/24	400	387
	PayPal Holdings Inc.	1.650%	6/1/25	450	421
	PayPal Holdings Inc.	2.650%	10/1/26	900	830
	PayPal Holdings Inc.	2.850%	10/1/29	1,000	867
	PayPal Holdings Inc.	2.300%	6/1/30	900	735
	PayPal Holdings Inc.	3.250%	6/1/50	1,000	655
	PayPal Holdings Inc.	5.250%	6/1/62	500	441
[11]	Qorvo Inc.	1.750%	12/15/24	450	424
	Qorvo Inc.	4.375%	10/15/29	800	704
	QUALCOMM Inc.	3.450%	5/20/25	1,165	1,127
	QUALCOMM Inc.	3.250%	5/20/27	1,150	1,072
	QUALCOMM Inc.	1.300%	5/20/28	964	810
	QUALCOMM Inc.	2.150%	5/20/30	1,400	1,157
	QUALCOMM Inc.	1.650%	5/20/32	1,931	1,442
	QUALCOMM Inc.	4.250%	5/20/32	300	278
	QUALCOMM Inc.	5.400%	5/20/33	650	650

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
QUALCOMM Inc.	4.650%	5/20/35	800	751
QUALCOMM Inc.	4.800%	5/20/45	1,000	885
QUALCOMM Inc.	4.300%	5/20/47	1,475	1,188
QUALCOMM Inc.	3.250%	5/20/50	500	339
QUALCOMM Inc.	4.500%	5/20/52	400	326
QUALCOMM Inc.	6.000%	5/20/53	650	656
Quanta Services Inc.	0.950%	10/1/24	2,000	1,892
Quanta Services Inc.	2.900%	10/1/30	800	652
RELX Capital Inc.	4.000%	3/18/29	800	745
RELX Capital Inc.	3.000%	5/22/30	500	427
RELX Capital Inc.	4.750%	5/20/32	500	467
Roper Technologies Inc.	1.000%	9/15/25	500	457
Roper Technologies Inc.	3.850%	12/15/25	250	240
Roper Technologies Inc.	3.800%	12/15/26	600	568
Roper Technologies Inc.	1.400%	9/15/27	500	428
Roper Technologies Inc.	4.200%	9/15/28	650	611
Roper Technologies Inc.	2.950%	9/15/29	475	411
Roper Technologies Inc.	2.000%	6/30/30	525	415
Roper Technologies Inc.	1.750%	2/15/31	1,000	758
S&P Global Inc.	2.950%	1/22/27	400	370
S&P Global Inc.	2.450%	3/1/27	1,000	911
S&P Global Inc.	4.750%	8/1/28	800	780
S&P Global Inc.	2.700%	3/1/29	1,000	875
S&P Global Inc.	4.250%	5/1/29	900	849
S&P Global Inc.	2.500%	12/1/29	375	318
S&P Global Inc.	1.250%	8/15/30	500	381
S&P Global Inc.	2.900%	3/1/32	1,200	987
S&P Global Inc.	3.250%	12/1/49	550	362
S&P Global Inc.	3.700%	3/1/52	900	650
S&P Global Inc.	2.300%	8/15/60	1,000	492
S&P Global Inc.	3.900%	3/1/62	250	180
Salesforce Inc.	3.700%	4/11/28	1,275	1,201
Salesforce Inc.	1.500%	7/15/28	965	820
Salesforce Inc.	1.950%	7/15/31	600	474
Salesforce Inc.	2.700%	7/15/41	1,200	811
Salesforce Inc.	2.900%	7/15/51	2,300	1,435
Salesforce Inc.	3.050%	7/15/61	1,200	713
ServiceNow Inc.	1.400%	9/1/30	1,200	918
Skyworks Solutions Inc.	1.800%	6/1/26	500	445
Skyworks Solutions Inc.	3.000%	6/1/31	500	389
TD SYNNEX Corp.	1.750%	8/9/26	500	439
TD SYNNEX Corp.	2.375%	8/9/28	2,500	2,056
Teledyne FLIR LLC	2.500%	8/1/30	500	402
Texas Instruments Inc.	4.700%	11/18/24	500	496
Texas Instruments Inc.	1.375%	3/12/25	600	566
Texas Instruments Inc.	1.125%	9/15/26	500	446
Texas Instruments Inc.	2.900%	11/3/27	400	367
Texas Instruments Inc.	4.600%	2/15/28	500	490
Texas Instruments Inc.	2.250%	9/4/29	1,100	937
Texas Instruments Inc.	1.750%	5/4/30	560	453
Texas Instruments Inc.	1.900%	9/15/31	450	354
Texas Instruments Inc.	4.900%	3/14/33	800	773
Texas Instruments Inc.	3.875%	3/15/39	600	493
Texas Instruments Inc.	4.150%	5/15/48	1,225	984
Texas Instruments Inc.	2.700%	9/15/51	400	241
Texas Instruments Inc.	5.000%	3/14/53	800	722
Texas Instruments Inc.	5.050%	5/18/63	979	870
TSMC Arizona Corp.	1.750%	10/25/26	1,150	1,031

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	TSMC Arizona Corp.	3.875%	4/22/27	575	547
	TSMC Arizona Corp.	4.125%	4/22/29	500	470
	TSMC Arizona Corp.	2.500%	10/25/31	1,000	805
	TSMC Arizona Corp.	4.250%	4/22/32	450	414
	TSMC Arizona Corp.	3.125%	10/25/41	875	631
	TSMC Arizona Corp.	3.250%	10/25/51	1,050	706
	TSMC Arizona Corp.	4.500%	4/22/52	900	767
	Verisk Analytics Inc.	4.000%	6/15/25	125	121
	Verisk Analytics Inc.	4.125%	3/15/29	900	838
	Verisk Analytics Inc.	5.500%	6/15/45	600	528
	Verisk Analytics Inc.	3.625%	5/15/50	600	401
	VMware Inc.	4.500%	5/15/25	2,086	2,037
	VMware Inc.	1.400%	8/15/26	1,150	1,015
	VMware Inc.	4.650%	5/15/27	450	434
	VMware Inc.	3.900%	8/21/27	1,050	978
	VMware Inc.	1.800%	8/15/28	700	581
	VMware Inc.	4.700%	5/15/30	860	790
	VMware Inc.	2.200%	8/15/31	1,400	1,054
	Western Digital Corp.	4.750%	2/15/26	2,000	1,903
	Western Digital Corp.	2.850%	2/1/29	500	401
	Workday Inc.	3.500%	4/1/27	1,100	1,026
	Workday Inc.	3.700%	4/1/29	800	726
	Workday Inc.	3.800%	4/1/32	1,200	1,028
	Xilinx Inc.	2.375%	6/1/30	550	456
					421,982
Utilities (0.9%)
	AEP Texas Inc.	3.950%	6/1/28	400	371
	AEP Texas Inc.	3.800%	10/1/47	250	169
[8]	AEP Texas Inc.	3.450%	1/15/50	367	236
	AEP Transmission Co. LLC	3.100%	12/1/26	200	187
	AEP Transmission Co. LLC	4.000%	12/1/46	325	248
	AEP Transmission Co. LLC	3.750%	12/1/47	450	326
	AEP Transmission Co. LLC	4.250%	9/15/48	325	253
	AEP Transmission Co. LLC	3.800%	6/15/49	270	195
	AEP Transmission Co. LLC	3.150%	9/15/49	70	45
[8]	AEP Transmission Co. LLC	3.650%	4/1/50	300	212
[8]	AEP Transmission Co. LLC	2.750%	8/15/51	500	287
[8]	AEP Transmission Co. LLC	4.500%	6/15/52	500	405
	AEP Transmission Co. LLC	5.400%	3/15/53	500	465
	AES Corp.	1.375%	1/15/26	2,900	2,582
	AES Corp.	5.450%	6/1/28	575	555
	AES Corp.	2.450%	1/15/31	800	614
	Alabama Power Co.	3.750%	9/1/27	200	189
[8]	Alabama Power Co.	1.450%	9/15/30	500	382
	Alabama Power Co.	3.050%	3/15/32	600	500
	Alabama Power Co.	3.940%	9/1/32	500	440
	Alabama Power Co.	6.000%	3/1/39	100	99
	Alabama Power Co.	3.850%	12/1/42	125	95
	Alabama Power Co.	4.150%	8/15/44	300	231
	Alabama Power Co.	3.750%	3/1/45	570	413
	Alabama Power Co.	4.300%	1/2/46	300	233
[8]	Alabama Power Co.	3.700%	12/1/47	325	229
	Alabama Power Co.	3.450%	10/1/49	3,750	2,497
	Alabama Power Co.	3.125%	7/15/51	1,800	1,098
	Alabama Power Co.	3.000%	3/15/52	575	347
	Ameren Corp.	3.650%	2/15/26	440	419
	Ameren Corp.	1.950%	3/15/27	500	445
	Ameren Corp.	1.750%	3/15/28	500	424

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ameren Corp.	3.500%	1/15/31	680	583
	Ameren Illinois Co.	3.250%	3/1/25	275	266
	Ameren Illinois Co.	3.800%	5/15/28	350	329
	Ameren Illinois Co.	1.550%	11/15/30	500	381
	Ameren Illinois Co.	3.850%	9/1/32	190	166
	Ameren Illinois Co.	4.150%	3/15/46	475	367
	Ameren Illinois Co.	3.700%	12/1/47	350	255
	Ameren Illinois Co.	3.250%	3/15/50	240	157
	Ameren Illinois Co.	2.900%	6/15/51	500	300
	Ameren Illinois Co.	5.900%	12/1/52	500	500
	American Electric Power Co. Inc.	5.750%	11/1/27	500	503
[8]	American Electric Power Co. Inc.	4.300%	12/1/28	500	469
	American Electric Power Co. Inc.	5.950%	11/1/32	500	498
	American Electric Power Co. Inc.	5.625%	3/1/33	650	629
	American Electric Power Co. Inc.	3.250%	3/1/50	500	307
	American Electric Power Co. Inc.	3.875%	2/15/62	750	613
	American Water Capital Corp.	3.400%	3/1/25	450	435
	American Water Capital Corp.	2.950%	9/1/27	1,225	1,120
	American Water Capital Corp.	3.450%	6/1/29	1,250	1,126
	American Water Capital Corp.	2.800%	5/1/30	200	169
	American Water Capital Corp.	2.300%	6/1/31	300	239
	American Water Capital Corp.	4.450%	6/1/32	700	646
	American Water Capital Corp.	6.593%	10/15/37	700	746
	American Water Capital Corp.	4.300%	12/1/42	125	102
	American Water Capital Corp.	4.300%	9/1/45	500	395
	American Water Capital Corp.	4.000%	12/1/46	245	182
	American Water Capital Corp.	3.750%	9/1/47	475	347
	American Water Capital Corp.	4.200%	9/1/48	450	351
	American Water Capital Corp.	4.150%	6/1/49	400	310
	American Water Capital Corp.	3.450%	5/1/50	500	341
	American Water Capital Corp.	3.250%	6/1/51	500	327
	Appalachian Power Co.	3.400%	6/1/25	400	384
[8]	Appalachian Power Co.	2.700%	4/1/31	417	335
[8]	Appalachian Power Co.	4.500%	8/1/32	392	351
	Appalachian Power Co.	7.000%	4/1/38	260	276
	Appalachian Power Co.	4.400%	5/15/44	575	434
[8]	Appalachian Power Co.	4.500%	3/1/49	148	112
[8]	Appalachian Power Co.	3.700%	5/1/50	300	201
	Arizona Public Service Co.	3.150%	5/15/25	500	479
	Arizona Public Service Co.	2.950%	9/15/27	300	274
	Arizona Public Service Co.	2.600%	8/15/29	500	427
	Arizona Public Service Co.	6.350%	12/15/32	300	307
	Arizona Public Service Co.	5.050%	9/1/41	525	445
	Arizona Public Service Co.	4.500%	4/1/42	325	257
	Arizona Public Service Co.	4.350%	11/15/45	350	263
	Arizona Public Service Co.	3.750%	5/15/46	895	611
	Arizona Public Service Co.	3.350%	5/15/50	300	188
	Atlantic City Electric Co.	2.300%	3/15/31	500	397
	Atmos Energy Corp.	3.000%	6/15/27	375	347
	Atmos Energy Corp.	2.625%	9/15/29	150	130
	Atmos Energy Corp.	1.500%	1/15/31	1,000	756
	Atmos Energy Corp.	5.450%	10/15/32	250	248
	Atmos Energy Corp.	5.500%	6/15/41	600	569
	Atmos Energy Corp.	4.150%	1/15/43	75	60
	Atmos Energy Corp.	4.125%	3/15/49	900	691
	Atmos Energy Corp.	3.375%	9/15/49	720	481
	Atmos Energy Corp.	2.850%	2/15/52	650	389
	Atmos Energy Corp.	5.750%	10/15/52	500	488

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Avangrid Inc.	3.150%	12/1/24	957	922
	Avangrid Inc.	3.800%	6/1/29	600	533
	Avista Corp.	4.350%	6/1/48	300	228
	Avista Corp.	4.000%	4/1/52	346	246
	Baltimore Gas & Electric Co.	2.400%	8/15/26	225	207
	Baltimore Gas & Electric Co.	6.350%	10/1/36	725	748
[8]	Baltimore Gas & Electric Co.	3.750%	8/15/47	250	178
	Baltimore Gas & Electric Co.	2.900%	6/15/50	300	179
	Baltimore Gas & Electric Co.	5.400%	6/1/53	575	527
	Berkshire Hathaway Energy Co.	3.500%	2/1/25	250	242
	Berkshire Hathaway Energy Co.	4.050%	4/15/25	1,250	1,218
	Berkshire Hathaway Energy Co.	3.250%	4/15/28	250	226
	Berkshire Hathaway Energy Co.	3.700%	7/15/30	1,250	1,109
	Berkshire Hathaway Energy Co.	1.650%	5/15/31	500	374
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	1,000	1,005
	Berkshire Hathaway Energy Co.	5.950%	5/15/37	450	440
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	639	562
	Berkshire Hathaway Energy Co.	4.500%	2/1/45	705	561
	Berkshire Hathaway Energy Co.	3.800%	7/15/48	250	174
	Berkshire Hathaway Energy Co.	4.450%	1/15/49	850	656
	Berkshire Hathaway Energy Co.	4.250%	10/15/50	1,750	1,290
	Berkshire Hathaway Energy Co.	2.850%	5/15/51	500	287
	Berkshire Hathaway Energy Co.	4.600%	5/1/53	900	700
	Black Hills Corp.	3.950%	1/15/26	250	238
	Black Hills Corp.	3.150%	1/15/27	325	298
	Black Hills Corp.	5.950%	3/15/28	500	500
	Black Hills Corp.	3.050%	10/15/29	170	143
	Black Hills Corp.	4.350%	5/1/33	350	299
	Black Hills Corp.	6.150%	5/15/34	500	487
	Black Hills Corp.	4.200%	9/15/46	250	179
	Black Hills Corp.	3.875%	10/15/49	240	160
[8]	CenterPoint Energy Houston Electric LLC	2.400%	9/1/26	150	137
	CenterPoint Energy Houston Electric LLC	5.200%	10/1/28	500	496
[8]	CenterPoint Energy Houston Electric LLC	2.350%	4/1/31	500	403
[8]	CenterPoint Energy Houston Electric LLC	3.000%	3/1/32	500	414
	CenterPoint Energy Houston Electric LLC	4.950%	4/1/33	500	475
	CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	700	507
	CenterPoint Energy Houston Electric LLC	3.950%	3/1/48	325	246
[8]	CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	600	473
[8]	CenterPoint Energy Houston Electric LLC	2.900%	7/1/50	200	122
[8]	CenterPoint Energy Houston Electric LLC	3.350%	4/1/51	700	466
[8]	CenterPoint Energy Houston Electric LLC	3.600%	3/1/52	250	174
[8]	CenterPoint Energy Houston Electric LLC	4.850%	10/1/52	262	227
	CenterPoint Energy Houston Electric LLC	5.300%	4/1/53	500	467
	CenterPoint Energy Inc.	1.450%	6/1/26	1,000	895
	CenterPoint Energy Inc.	4.250%	11/1/28	111	102

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	CenterPoint Energy Inc.	2.950%	3/1/30	327	274
	CenterPoint Energy Inc.	2.650%	6/1/31	500	400
	CenterPoint Energy Inc.	3.700%	9/1/49	300	200
	CenterPoint Energy Resources Corp.	5.250%	3/1/28	500	493
	CenterPoint Energy Resources Corp.	4.000%	4/1/28	450	424
	CenterPoint Energy Resources Corp.	1.750%	10/1/30	300	232
	CenterPoint Energy Resources Corp.	5.400%	3/1/33	500	481
	CenterPoint Energy Resources Corp.	5.850%	1/15/41	375	358
	CenterPoint Energy Resources Corp.	4.100%	9/1/47	250	186
	Cleco Corporate Holdings LLC	3.743%	5/1/26	425	396
	Cleco Corporate Holdings LLC	4.973%	5/1/46	275	208
	Cleveland Electric Illuminating Co.	5.950%	12/15/36	325	307
	CMS Energy Corp.	3.450%	8/15/27	300	277
	CMS Energy Corp.	4.875%	3/1/44	275	235
[8]	CMS Energy Corp.	4.750%	6/1/50	400	343
	CMS Energy Corp.	3.750%	12/1/50	500	376
[8]	Commonwealth Edison Co.	2.950%	8/15/27	275	252
[8]	Commonwealth Edison Co.	3.150%	3/15/32	300	252
	Commonwealth Edison Co.	4.900%	2/1/33	300	286
	Commonwealth Edison Co.	5.900%	3/15/36	500	500
	Commonwealth Edison Co.	6.450%	1/15/38	384	398
	Commonwealth Edison Co.	4.700%	1/15/44	825	698
	Commonwealth Edison Co.	3.700%	3/1/45	625	454
	Commonwealth Edison Co.	4.350%	11/15/45	900	712
	Commonwealth Edison Co.	3.650%	6/15/46	1,000	704
[8]	Commonwealth Edison Co.	3.750%	8/15/47	500	359
	Commonwealth Edison Co.	4.000%	3/1/48	775	587
	Commonwealth Edison Co.	4.000%	3/1/49	700	524
[8]	Commonwealth Edison Co.	3.200%	11/15/49	250	159
	Commonwealth Edison Co.	3.000%	3/1/50	500	308
[8]	Commonwealth Edison Co.	2.750%	9/1/51	300	171
[8]	Commonwealth Edison Co.	3.850%	3/15/52	384	276
	Commonwealth Edison Co.	5.300%	2/1/53	500	459
[8]	Connecticut Light & Power Co.	0.750%	12/1/25	500	452
[8]	Connecticut Light & Power Co.	3.200%	3/15/27	250	233
[8]	Connecticut Light & Power Co.	2.050%	7/1/31	300	234
	Connecticut Light & Power Co.	4.300%	4/15/44	375	299
[8]	Connecticut Light & Power Co.	4.150%	6/1/45	75	58
	Connecticut Light & Power Co.	4.000%	4/1/48	625	476
	Connecticut Light & Power Co.	5.250%	1/15/53	500	456
	Consolidated Edison Co. of New York Inc.	2.400%	6/15/31	2,000	1,608
	Consolidated Edison Co. of New York Inc.	5.200%	3/1/33	362	349
[8]	Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	300	281
[8]	Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	860	836
[8]	Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	300	301
[8]	Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	400	426
[8]	Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	600	550
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	950	891
	Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	550	413

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	610	489
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	475	377
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	1,140	817
[8]	Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	750	538
[8]	Consolidated Edison Co. of New York Inc.	4.650%	12/1/48	600	486
[8]	Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	1,800	1,330
	Consolidated Edison Co. of New York Inc.	6.150%	11/15/52	600	606
[8]	Consolidated Edison Co. of New York Inc.	4.300%	12/1/56	75	55
[8]	Consolidated Edison Co. of New York Inc.	4.000%	11/15/57	375	266
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	500	379
	Constellation Energy Generation LLC	3.250%	6/1/25	2,850	2,718
	Constellation Energy Generation LLC	5.600%	3/1/28	219	218
	Constellation Energy Generation LLC	5.800%	3/1/33	163	159
	Constellation Energy Generation LLC	6.125%	1/15/34	500	500
	Constellation Energy Generation LLC	6.250%	10/1/39	767	743
	Constellation Energy Generation LLC	5.750%	10/1/41	325	293
	Constellation Energy Generation LLC	5.600%	6/15/42	688	617
	Constellation Energy Generation LLC	6.500%	10/1/53	575	577
	Consumers Energy Co.	4.650%	3/1/28	500	488
	Consumers Energy Co.	3.800%	11/15/28	250	232
	Consumers Energy Co.	4.900%	2/15/29	500	488
	Consumers Energy Co.	3.600%	8/15/32	88	76
	Consumers Energy Co.	4.625%	5/15/33	500	466
	Consumers Energy Co.	3.950%	5/15/43	600	463
	Consumers Energy Co.	3.250%	8/15/46	550	369
	Consumers Energy Co.	3.950%	7/15/47	500	376
	Consumers Energy Co.	4.050%	5/15/48	500	385
	Consumers Energy Co.	4.350%	4/15/49	530	427
	Consumers Energy Co.	3.100%	8/15/50	567	363
	Consumers Energy Co.	3.500%	8/1/51	850	588
	Consumers Energy Co.	2.650%	8/15/52	287	165
	Consumers Energy Co.	4.200%	9/1/52	392	305
	Consumers Energy Co.	2.500%	5/1/60	262	137
	Delmarva Power & Light Co.	4.150%	5/15/45	600	451
	Dominion Energy Inc.	3.900%	10/1/25	425	409
[8]	Dominion Energy Inc.	1.450%	4/15/26	50	45
[8]	Dominion Energy Inc.	2.850%	8/15/26	1,872	1,729
	Dominion Energy Inc.	4.250%	6/1/28	200	189
[8]	Dominion Energy Inc.	3.375%	4/1/30	2,300	1,978
[8]	Dominion Energy Inc.	2.250%	8/15/31	920	710
[8]	Dominion Energy Inc.	4.350%	8/15/32	324	289
	Dominion Energy Inc.	5.375%	11/15/32	725	692
[8]	Dominion Energy Inc.	6.300%	3/15/33	500	506
[8]	Dominion Energy Inc.	5.250%	8/1/33	1,000	935
[8]	Dominion Energy Inc.	5.950%	6/15/35	600	586
	Dominion Energy Inc.	7.000%	6/15/38	300	312
[8]	Dominion Energy Inc.	3.300%	4/15/41	500	341
[8]	Dominion Energy Inc.	4.900%	8/1/41	890	742
[8]	Dominion Energy Inc.	4.050%	9/15/42	400	293

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Dominion Energy Inc.	4.600%	3/15/49	500	389
[8]	Dominion Energy Inc.	4.850%	8/15/52	250	202
[8]	Dominion Energy South Carolina Inc.	2.300%	12/1/31	250	194
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	375	396
	Dominion Energy South Carolina Inc.	6.050%	1/15/38	450	449
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	250	233
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	341	284
	Dominion Energy South Carolina Inc.	5.100%	6/1/65	425	365
	DTE Electric Co.	3.375%	3/1/25	150	145
[8]	DTE Electric Co.	1.900%	4/1/28	500	432
	DTE Electric Co.	2.250%	3/1/30	1,250	1,033
[8]	DTE Electric Co.	2.625%	3/1/31	400	330
	DTE Electric Co.	5.200%	4/1/33	500	485
[8]	DTE Electric Co.	4.000%	4/1/43	300	231
	DTE Electric Co.	3.700%	3/15/45	200	144
	DTE Electric Co.	3.700%	6/1/46	550	393
	DTE Electric Co.	3.750%	8/15/47	450	324
[8]	DTE Electric Co.	4.050%	5/15/48	500	379
	DTE Electric Co.	3.950%	3/1/49	500	371
[8]	DTE Electric Co.	3.250%	4/1/51	500	322
	DTE Electric Co.	5.400%	4/1/53	500	468
[8]	DTE Energy Co.	2.529%	10/1/24	1,000	965
	DTE Energy Co.	4.220%	11/1/24	900	883
[8]	DTE Energy Co.	1.050%	6/1/25	1,600	1,476
	DTE Energy Co.	2.850%	10/1/26	3,094	2,840
	DTE Energy Co.	4.875%	6/1/28	825	797
[8]	DTE Energy Co.	3.400%	6/15/29	140	123
	DTE Energy Co.	2.950%	3/1/30	235	197
	Duke Energy Carolinas LLC	2.950%	12/1/26	1,500	1,402
[8]	Duke Energy Carolinas LLC	6.000%	12/1/28	300	306
	Duke Energy Carolinas LLC	2.450%	8/15/29	75	63
	Duke Energy Carolinas LLC	2.450%	2/1/30	400	334
	Duke Energy Carolinas LLC	2.550%	4/15/31	500	410
	Duke Energy Carolinas LLC	2.850%	3/15/32	500	408
	Duke Energy Carolinas LLC	4.950%	1/15/33	1,275	1,213
	Duke Energy Carolinas LLC	6.100%	6/1/37	425	423
	Duke Energy Carolinas LLC	6.000%	1/15/38	325	327
	Duke Energy Carolinas LLC	6.050%	4/15/38	525	524
	Duke Energy Carolinas LLC	5.300%	2/15/40	710	658
	Duke Energy Carolinas LLC	4.250%	12/15/41	1,000	800
	Duke Energy Carolinas LLC	4.000%	9/30/42	675	517
	Duke Energy Carolinas LLC	3.875%	3/15/46	500	362
	Duke Energy Carolinas LLC	3.700%	12/1/47	425	302
	Duke Energy Carolinas LLC	3.950%	3/15/48	400	294
	Duke Energy Carolinas LLC	3.200%	8/15/49	750	478
	Duke Energy Carolinas LLC	3.450%	4/15/51	500	335
	Duke Energy Carolinas LLC	3.550%	3/15/52	600	409
	Duke Energy Carolinas LLC	5.350%	1/15/53	760	696
	Duke Energy Carolinas LLC	5.400%	1/15/54	500	461
	Duke Energy Corp.	0.900%	9/15/25	500	455
	Duke Energy Corp.	5.000%	12/8/25	500	493
	Duke Energy Corp.	2.650%	9/1/26	595	548
	Duke Energy Corp.	5.000%	12/8/27	500	488
	Duke Energy Corp.	4.300%	3/15/28	500	474
	Duke Energy Corp.	2.450%	6/1/30	950	770
	Duke Energy Corp.	2.550%	6/15/31	625	495
	Duke Energy Corp.	4.500%	8/15/32	1,000	899
	Duke Energy Corp.	5.750%	9/15/33	500	490

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Duke Energy Corp.	4.800%	12/15/45	700	573
	Duke Energy Corp.	3.750%	9/1/46	1,406	969
	Duke Energy Corp.	4.200%	6/15/49	1,200	875
	Duke Energy Corp.	3.500%	6/15/51	600	388
	Duke Energy Corp.	5.000%	8/15/52	967	803
	Duke Energy Corp.	6.100%	9/15/53	700	679
	Duke Energy Corp.	3.250%	1/15/82	500	371
	Duke Energy Florida LLC	3.200%	1/15/27	450	421
	Duke Energy Florida LLC	3.800%	7/15/28	425	398
	Duke Energy Florida LLC	2.500%	12/1/29	1,150	974
	Duke Energy Florida LLC	1.750%	6/15/30	1,700	1,334
	Duke Energy Florida LLC	2.400%	12/15/31	600	474
	Duke Energy Florida LLC	6.350%	9/15/37	426	435
	Duke Energy Florida LLC	6.400%	6/15/38	800	825
	Duke Energy Florida LLC	3.400%	10/1/46	900	604
	Duke Energy Florida LLC	4.200%	7/15/48	425	328
	Duke Energy Florida LLC	3.000%	12/15/51	500	303
	Duke Energy Florida LLC	5.950%	11/15/52	500	492
[8]	Duke Energy Florida Project Finance LLC	2.538%	9/1/29	343	311
	Duke Energy Indiana LLC	6.120%	10/15/35	1,175	1,166
[8]	Duke Energy Indiana LLC	4.900%	7/15/43	250	214
	Duke Energy Indiana LLC	3.750%	5/15/46	875	617
	Duke Energy Indiana LLC	2.750%	4/1/50	775	443
	Duke Energy Ohio Inc.	2.125%	6/1/30	200	161
	Duke Energy Ohio Inc.	5.250%	4/1/33	500	483
	Duke Energy Ohio Inc.	3.700%	6/15/46	650	452
	Duke Energy Ohio Inc.	4.300%	2/1/49	341	263
	Duke Energy Ohio Inc.	5.650%	4/1/53	500	471
	Duke Energy Progress LLC	3.250%	8/15/25	2,051	1,968
	Duke Energy Progress LLC	3.700%	9/1/28	425	394
	Duke Energy Progress LLC	2.000%	8/15/31	500	385
	Duke Energy Progress LLC	3.400%	4/1/32	500	424
	Duke Energy Progress LLC	5.250%	3/15/33	775	751
	Duke Energy Progress LLC	6.300%	4/1/38	300	304
	Duke Energy Progress LLC	4.375%	3/30/44	525	418
	Duke Energy Progress LLC	4.150%	12/1/44	100	76
	Duke Energy Progress LLC	4.200%	8/15/45	625	477
	Duke Energy Progress LLC	3.700%	10/15/46	375	261
	Duke Energy Progress LLC	2.500%	8/15/50	550	301
	Duke Energy Progress LLC	2.900%	8/15/51	550	323
	Duke Energy Progress LLC	4.000%	4/1/52	400	291
	Duke Energy Progress LLC	5.350%	3/15/53	775	704
[8]	Duke Energy Progress NC Storm Funding LLC	1.295%	7/1/28	233	208
[8]	Duke Energy Progress NC Storm Funding LLC	2.387%	7/1/37	375	284
[8]	Duke Energy Progress NC Storm Funding LLC	2.799%	7/1/41	300	194
[8]	Eastern Energy Gas Holdings LLC	2.500%	11/15/24	400	385
	Eastern Energy Gas Holdings LLC	3.600%	12/15/24	167	162
	Edison International	4.950%	4/15/25	900	881
	Edison International	5.750%	6/15/27	100	99
	Edison International	6.950%	11/15/29	500	515
	El Paso Electric Co.	6.000%	5/15/35	175	167
	El Paso Electric Co.	5.000%	12/1/44	250	202
	Emera US Finance LP	4.750%	6/15/46	1,785	1,318
	Enel Americas SA	4.000%	10/25/26	700	651

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Enel Chile SA	4.875%	6/12/28	600	570
	Entergy Arkansas LLC	3.500%	4/1/26	150	143
	Entergy Arkansas LLC	5.150%	1/15/33	500	480
	Entergy Arkansas LLC	4.200%	4/1/49	500	375
	Entergy Arkansas LLC	3.350%	6/15/52	800	510
	Entergy Corp.	0.900%	9/15/25	500	454
	Entergy Corp.	2.950%	9/1/26	530	490
	Entergy Corp.	1.900%	6/15/28	500	423
	Entergy Corp.	2.800%	6/15/30	500	416
	Entergy Corp.	2.400%	6/15/31	500	390
	Entergy Corp.	3.750%	6/15/50	511	338
	Entergy Louisiana LLC	0.950%	10/1/24	700	667
	Entergy Louisiana LLC	5.590%	10/1/24	1,417	1,414
	Entergy Louisiana LLC	5.400%	11/1/24	238	237
	Entergy Louisiana LLC	3.120%	9/1/27	350	321
	Entergy Louisiana LLC	3.250%	4/1/28	300	272
	Entergy Louisiana LLC	3.050%	6/1/31	375	312
	Entergy Louisiana LLC	2.350%	6/15/32	500	385
	Entergy Louisiana LLC	4.000%	3/15/33	725	630
	Entergy Louisiana LLC	3.100%	6/15/41	500	343
	Entergy Louisiana LLC	4.950%	1/15/45	400	335
	Entergy Louisiana LLC	4.200%	9/1/48	1,150	869
	Entergy Louisiana LLC	4.200%	4/1/50	500	377
	Entergy Louisiana LLC	2.900%	3/15/51	700	412
	Entergy Louisiana LLC	4.750%	9/15/52	250	204
	Entergy Mississippi LLC	2.850%	6/1/28	750	665
	Entergy Mississippi LLC	3.850%	6/1/49	250	179
	Entergy Texas Inc.	1.750%	3/15/31	500	381
	Entergy Texas Inc.	3.550%	9/30/49	905	612
	Entergy Texas Inc.	5.800%	9/1/53	500	477
	Essential Utilities Inc.	3.566%	5/1/29	275	248
	Essential Utilities Inc.	2.704%	4/15/30	400	329
	Essential Utilities Inc.	4.276%	5/1/49	435	320
	Essential Utilities Inc.	3.351%	4/15/50	600	373
	Essential Utilities Inc.	5.300%	5/1/52	500	429
	Evergy Inc.	2.900%	9/15/29	1,450	1,238
	Evergy Kansas Central Inc.	2.550%	7/1/26	575	532
	Evergy Kansas Central Inc.	3.100%	4/1/27	425	394
	Evergy Kansas Central Inc.	4.125%	3/1/42	425	328
	Evergy Kansas Central Inc.	4.100%	4/1/43	325	243
	Evergy Kansas Central Inc.	4.250%	12/1/45	100	76
	Evergy Kansas Central Inc.	3.250%	9/1/49	1,000	641
[8]	Evergy Metro Inc.	2.250%	6/1/30	300	242
	Evergy Metro Inc.	4.950%	4/15/33	510	478
	Evergy Metro Inc.	5.300%	10/1/41	480	437
	Evergy Metro Inc.	4.200%	6/15/47	225	170
[8]	Eversource Energy	2.900%	10/1/24	275	266
[8]	Eversource Energy	3.150%	1/15/25	1,475	1,426
[8]	Eversource Energy	0.800%	8/15/25	500	455
[8]	Eversource Energy	3.300%	1/15/28	200	182
	Eversource Energy	5.450%	3/1/28	500	495
[8]	Eversource Energy	4.250%	4/1/29	325	303
[8]	Eversource Energy	1.650%	8/15/30	1,300	995
	Eversource Energy	2.550%	3/15/31	300	239
	Eversource Energy	3.375%	3/1/32	564	467
	Eversource Energy	5.125%	5/15/33	500	466
	Eversource Energy	3.450%	1/15/50	500	325
[8]	Exelon Corp.	3.950%	6/15/25	237	229

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Exelon Corp.	3.400%	4/15/26	3,500	3,315
	Exelon Corp.	2.750%	3/15/27	500	454
	Exelon Corp.	5.150%	3/15/28	625	613
	Exelon Corp.	4.050%	4/15/30	975	878
	Exelon Corp.	3.350%	3/15/32	600	499
	Exelon Corp.	5.300%	3/15/33	784	747
[8]	Exelon Corp.	4.950%	6/15/35	284	255
	Exelon Corp.	5.625%	6/15/35	415	398
	Exelon Corp.	4.450%	4/15/46	500	389
	Exelon Corp.	4.700%	4/15/50	2,200	1,752
	Exelon Corp.	5.600%	3/15/53	625	569
	Florida Power & Light Co.	2.850%	4/1/25	1,984	1,904
	Florida Power & Light Co.	3.125%	12/1/25	500	476
	Florida Power & Light Co.	4.450%	5/15/26	675	660
[8]	Florida Power & Light Co.	3.300%	5/30/27	250	232
	Florida Power & Light Co.	4.400%	5/15/28	675	651
	Florida Power & Light Co.	4.625%	5/15/30	675	644
	Florida Power & Light Co.	2.450%	2/3/32	700	562
	Florida Power & Light Co.	5.100%	4/1/33	800	774
	Florida Power & Light Co.	4.800%	5/15/33	675	637
	Florida Power & Light Co.	5.625%	4/1/34	225	225
	Florida Power & Light Co.	4.950%	6/1/35	50	47
	Florida Power & Light Co.	5.650%	2/1/37	425	416
	Florida Power & Light Co.	5.950%	2/1/38	175	176
	Florida Power & Light Co.	5.960%	4/1/39	225	226
	Florida Power & Light Co.	4.125%	2/1/42	1,025	829
	Florida Power & Light Co.	4.050%	6/1/42	475	378
	Florida Power & Light Co.	3.800%	12/15/42	375	288
	Florida Power & Light Co.	4.050%	10/1/44	450	352
	Florida Power & Light Co.	3.700%	12/1/47	550	399
	Florida Power & Light Co.	3.950%	3/1/48	800	608
	Florida Power & Light Co.	3.150%	10/1/49	1,190	777
	Florida Power & Light Co.	2.875%	12/4/51	2,250	1,366
	Fortis Inc.	3.055%	10/4/26	847	776
	Georgia Power Co.	3.250%	4/1/26	256	241
	Georgia Power Co.	3.250%	3/30/27	550	507
	Georgia Power Co.	4.650%	5/16/28	500	482
[8]	Georgia Power Co.	2.650%	9/15/29	250	212
	Georgia Power Co.	4.950%	5/17/33	725	681
[8]	Georgia Power Co.	4.750%	9/1/40	625	528
	Georgia Power Co.	4.300%	3/15/42	575	460
	Georgia Power Co.	4.300%	3/15/43	250	198
[8]	Georgia Power Co.	3.700%	1/30/50	250	175
[8]	Georgia Power Co.	3.250%	3/15/51	500	317
	Iberdrola International BV	6.750%	7/15/36	175	187
[8]	Idaho Power Co.	4.200%	3/1/48	404	314
[8]	Idaho Power Co.	5.500%	3/15/53	500	460
[8]	Idaho Power Co.	5.800%	4/1/54	300	287
	Indiana Michigan Power Co.	3.850%	5/15/28	250	234
	Indiana Michigan Power Co.	6.050%	3/15/37	500	493
[8]	Indiana Michigan Power Co.	4.550%	3/15/46	340	276
[8]	Indiana Michigan Power Co.	3.750%	7/1/47	550	381
	Indiana Michigan Power Co.	3.250%	5/1/51	500	314
	Indiana Michigan Power Co.	5.625%	4/1/53	500	470
	Interstate Power & Light Co.	3.250%	12/1/24	1,096	1,061
	Interstate Power & Light Co.	4.100%	9/26/28	450	421
	Interstate Power & Light Co.	3.600%	4/1/29	240	216
	Interstate Power & Light Co.	2.300%	6/1/30	300	240

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Interstate Power & Light Co.	5.700%	10/15/33	250	246
	Interstate Power & Light Co.	6.250%	7/15/39	250	245
	Interstate Power & Light Co.	3.700%	9/15/46	406	274
	Interstate Power & Light Co.	3.100%	11/30/51	500	294
	IPALCO Enterprises Inc.	4.250%	5/1/30	400	350
	ITC Holdings Corp.	3.350%	11/15/27	150	137
	ITC Holdings Corp.	5.300%	7/1/43	900	776
[8]	John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	142	127
[8]	Kentucky Utilities Co.	5.450%	4/15/33	500	489
	Kentucky Utilities Co.	5.125%	11/1/40	650	579
	Kentucky Utilities Co.	3.300%	6/1/50	500	324
[8]	Louisville Gas & Electric Co.	3.300%	10/1/25	1,758	1,683
[8]	Louisville Gas & Electric Co.	5.450%	4/15/33	500	489
	MidAmerican Energy Co.	3.100%	5/1/27	450	416
	MidAmerican Energy Co.	3.650%	4/15/29	700	640
	MidAmerican Energy Co.	6.750%	12/30/31	325	347
	MidAmerican Energy Co.	5.350%	1/15/34	300	296
[8]	MidAmerican Energy Co.	5.800%	10/15/36	775	767
	MidAmerican Energy Co.	4.800%	9/15/43	300	256
	MidAmerican Energy Co.	4.400%	10/15/44	400	325
	MidAmerican Energy Co.	4.250%	5/1/46	1,000	779
	MidAmerican Energy Co.	3.650%	8/1/48	575	409
	MidAmerican Energy Co.	5.850%	9/15/54	815	803
[8]	Mississippi Power Co.	4.250%	3/15/42	375	290
	National Fuel Gas Co.	5.500%	1/15/26	100	98
	National Fuel Gas Co.	3.950%	9/15/27	275	252
	National Fuel Gas Co.	4.750%	9/1/28	750	703
	National Fuel Gas Co.	2.950%	3/1/31	100	78
	National Grid plc	5.602%	6/12/28	500	495
	National Grid plc	5.809%	6/12/33	1,200	1,166
	National Grid USA	5.803%	4/1/35	250	237
[8]	National Rural Utilities Cooperative Finance Corp.	3.450%	6/15/25	500	481
	National Rural Utilities Cooperative Finance Corp.	5.450%	10/30/25	500	499
[8]	National Rural Utilities Cooperative Finance Corp.	3.250%	11/1/25	475	453
[8]	National Rural Utilities Cooperative Finance Corp.	1.000%	6/15/26	1,592	1,415
	National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/28	300	276
	National Rural Utilities Cooperative Finance Corp.	4.800%	3/15/28	250	244
	National Rural Utilities Cooperative Finance Corp.	3.900%	11/1/28	250	233
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/29	384	350
	National Rural Utilities Cooperative Finance Corp.	2.400%	3/15/30	425	349
[8]	National Rural Utilities Cooperative Finance Corp.	1.650%	6/15/31	300	222
	National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/32	1,014	893
	National Rural Utilities Cooperative Finance Corp.	4.150%	12/15/32	248	221
	National Rural Utilities Cooperative Finance Corp.	5.800%	1/15/33	500	499
[8]	National Rural Utilities Cooperative Finance Corp.	5.250%	4/20/46	325	308

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	National Rural Utilities Cooperative Finance Corp.	4.400%	11/1/48	256	200
	National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/49	400	306
[8]	Nevada Power Co.	3.700%	5/1/29	500	453
[8]	Nevada Power Co.	2.400%	5/1/30	441	360
[8]	Nevada Power Co.	6.650%	4/1/36	410	419
[8]	Nevada Power Co.	3.125%	8/1/50	300	182
[8]	Nevada Power Co.	5.900%	5/1/53	500	481
	Nevada Power Co.	6.000%	3/15/54	400	391
	NextEra Energy Capital Holdings Inc.	6.051%	3/1/25	500	501
	NextEra Energy Capital Holdings Inc.	4.450%	6/20/25	400	390
	NextEra Energy Capital Holdings Inc.	5.749%	9/1/25	1,750	1,745
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	700	652
	NextEra Energy Capital Holdings Inc.	4.625%	7/15/27	1,089	1,049
	NextEra Energy Capital Holdings Inc.	4.900%	2/28/28	1,066	1,032
	NextEra Energy Capital Holdings Inc.	1.900%	6/15/28	1,150	973
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	350	313
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/29	300	255
	NextEra Energy Capital Holdings Inc.	5.000%	2/28/30	250	239
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	2,500	2,000
	NextEra Energy Capital Holdings Inc.	2.440%	1/15/32	300	232
	NextEra Energy Capital Holdings Inc.	5.000%	7/15/32	863	807
	NextEra Energy Capital Holdings Inc.	5.050%	2/28/33	1,218	1,137
	NextEra Energy Capital Holdings Inc.	5.250%	2/28/53	981	849
[8]	NextEra Energy Capital Holdings Inc.	4.800%	12/1/77	150	131
[8]	NextEra Energy Capital Holdings Inc.	5.650%	5/1/79	300	276
	NiSource Inc.	0.950%	8/15/25	500	456
	NiSource Inc.	3.490%	5/15/27	500	463
	NiSource Inc.	5.250%	3/30/28	550	539
	NiSource Inc.	2.950%	9/1/29	1,500	1,292
	NiSource Inc.	3.600%	5/1/30	500	436
	NiSource Inc.	1.700%	2/15/31	500	373
	NiSource Inc.	5.950%	6/15/41	382	366
	NiSource Inc.	4.800%	2/15/44	200	164
	NiSource Inc.	5.650%	2/1/45	500	453
	NiSource Inc.	4.375%	5/15/47	1,575	1,210
	NiSource Inc.	3.950%	3/30/48	500	357
	NiSource Inc.	5.000%	6/15/52	302	252
	Northern States Power Co.	2.250%	4/1/31	500	400
	Northern States Power Co.	6.250%	6/1/36	325	332
	Northern States Power Co.	6.200%	7/1/37	250	255
	Northern States Power Co.	5.350%	11/1/39	375	353
	Northern States Power Co.	3.400%	8/15/42	410	293
	Northern States Power Co.	4.000%	8/15/45	200	149
	Northern States Power Co.	2.900%	3/1/50	1,890	1,159
	Northern States Power Co.	2.600%	6/1/51	600	340
	Northern States Power Co.	3.200%	4/1/52	500	319
	Northern States Power Co.	4.500%	6/1/52	450	366
	Northern States Power Co.	5.100%	5/15/53	600	536
	NorthWestern Corp.	4.176%	11/15/44	250	188
	NSTAR Electric Co.	3.200%	5/15/27	550	511
	NSTAR Electric Co.	3.250%	5/15/29	300	270
	NSTAR Electric Co.	5.500%	3/15/40	540	505
	NSTAR Electric Co.	4.400%	3/1/44	223	181
	NSTAR Electric Co.	4.950%	9/15/52	350	303
	Oglethorpe Power Corp.	5.950%	11/1/39	100	94
	Oglethorpe Power Corp.	5.375%	11/1/40	630	542

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oglethorpe Power Corp.	4.500%	4/1/47	500	373
	Oglethorpe Power Corp.	5.050%	10/1/48	350	286
	Oglethorpe Power Corp.	5.250%	9/1/50	300	252
[8]	Ohio Power Co.	1.625%	1/15/31	300	228
	Ohio Power Co.	5.000%	6/1/33	500	469
	Ohio Power Co.	4.000%	6/1/49	500	364
	Oklahoma Gas & Electric Co.	3.800%	8/15/28	300	278
	Oklahoma Gas & Electric Co.	3.250%	4/1/30	200	173
	Oklahoma Gas & Electric Co.	5.400%	1/15/33	300	290
	Oklahoma Gas & Electric Co.	4.150%	4/1/47	225	168
	Oklahoma Gas & Electric Co.	3.850%	8/15/47	250	178
	Oncor Electric Delivery Co. LLC	2.950%	4/1/25	275	264
	Oncor Electric Delivery Co. LLC	0.550%	10/1/25	950	862
[11]	Oncor Electric Delivery Co. LLC	4.300%	5/15/28	500	477
	Oncor Electric Delivery Co. LLC	3.700%	11/15/28	150	139
	Oncor Electric Delivery Co. LLC	2.750%	5/15/30	1,250	1,054
	Oncor Electric Delivery Co. LLC	4.550%	9/15/32	250	230
	Oncor Electric Delivery Co. LLC	7.250%	1/15/33	1,000	1,106
	Oncor Electric Delivery Co. LLC	5.250%	9/30/40	470	442
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	500	420
	Oncor Electric Delivery Co. LLC	5.300%	6/1/42	147	140
	Oncor Electric Delivery Co. LLC	3.750%	4/1/45	200	148
	Oncor Electric Delivery Co. LLC	3.800%	9/30/47	250	183
	Oncor Electric Delivery Co. LLC	4.100%	11/15/48	400	306
	Oncor Electric Delivery Co. LLC	3.800%	6/1/49	1,065	769
	Oncor Electric Delivery Co. LLC	3.700%	5/15/50	200	142
	Oncor Electric Delivery Co. LLC	2.700%	11/15/51	1,250	711
	Oncor Electric Delivery Co. LLC	4.950%	9/15/52	500	437
[11]	Oncor Electric Delivery Co. LLC	4.950%	9/15/52	500	435
	Oncor Electric Delivery Co. LLC	5.350%	10/1/52	253	235
	ONE Gas Inc.	2.000%	5/15/30	200	159
	ONE Gas Inc.	4.658%	2/1/44	507	409
	Pacific Gas & Electric Co.	3.450%	7/1/25	500	475
	Pacific Gas & Electric Co.	3.150%	1/1/26	1,550	1,441
	Pacific Gas & Electric Co.	3.300%	12/1/27	2,200	1,942
	Pacific Gas & Electric Co.	3.000%	6/15/28	600	514
	Pacific Gas & Electric Co.	3.750%	7/1/28	1,700	1,510
	Pacific Gas & Electric Co.	6.100%	1/15/29	400	390
	Pacific Gas & Electric Co.	4.550%	7/1/30	4,150	3,663
	Pacific Gas & Electric Co.	3.250%	6/1/31	500	398
	Pacific Gas & Electric Co.	4.400%	3/1/32	388	328
	Pacific Gas & Electric Co.	6.150%	1/15/33	550	522
	Pacific Gas & Electric Co.	6.400%	6/15/33	417	402
	Pacific Gas & Electric Co.	4.500%	7/1/40	2,300	1,711
	Pacific Gas & Electric Co.	4.200%	6/1/41	500	351
	Pacific Gas & Electric Co.	4.750%	2/15/44	1,500	1,105
	Pacific Gas & Electric Co.	4.300%	3/15/45	1,075	724
	Pacific Gas & Electric Co.	3.950%	12/1/47	1,500	958
	Pacific Gas & Electric Co.	4.950%	7/1/50	3,000	2,240
	Pacific Gas & Electric Co.	3.500%	8/1/50	1,500	894
	Pacific Gas & Electric Co.	6.750%	1/15/53	550	516
	Pacific Gas & Electric Co.	6.700%	4/1/53	500	469
	PacifiCorp	3.500%	6/15/29	600	534
	PacifiCorp	2.700%	9/15/30	341	279
	PacifiCorp	5.250%	6/15/35	475	430
	PacifiCorp	6.100%	8/1/36	525	518
	PacifiCorp	5.750%	4/1/37	410	388
	PacifiCorp	6.250%	10/15/37	625	620

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	PacifiCorp	6.350%	7/15/38	250	247
	PacifiCorp	6.000%	1/15/39	500	472
	PacifiCorp	4.125%	1/15/49	525	370
	PacifiCorp	4.150%	2/15/50	200	141
	PacifiCorp	3.300%	3/15/51	525	315
	PacifiCorp	2.900%	6/15/52	816	449
	PacifiCorp	5.350%	12/1/53	650	539
	PacifiCorp	5.500%	5/15/54	1,000	847
	PECO Energy Co.	4.900%	6/15/33	500	475
	PECO Energy Co.	3.000%	9/15/49	1,000	622
	PECO Energy Co.	2.800%	6/15/50	1,000	586
	PECO Energy Co.	3.050%	3/15/51	500	309
	PECO Energy Co.	2.850%	9/15/51	500	293
	PECO Energy Co.	4.600%	5/15/52	500	412
[8]	PG&E Energy Recovery Funding LLC	1.460%	7/15/31	249	212
[8]	PG&E Energy Recovery Funding LLC	2.280%	1/15/36	570	418
[8]	PG&E Energy Recovery Funding LLC	2.822%	7/15/46	350	229
[8]	PG&E Recovery Funding LLC	5.256%	1/15/38	1,300	1,258
[8]	PG&E Recovery Funding LLC	5.536%	7/15/47	410	388
[8]	PG&E Wildfire Recovery Funding LLC	3.594%	6/1/30	551	517
[8]	PG&E Wildfire Recovery Funding LLC	4.022%	6/1/31	235	222
[8]	PG&E Wildfire Recovery Funding LLC	4.263%	6/1/36	250	226
[8]	PG&E Wildfire Recovery Funding LLC	4.722%	6/1/37	375	347
[8]	PG&E Wildfire Recovery Funding LLC	5.081%	6/1/41	300	272
[8]	PG&E Wildfire Recovery Funding LLC	4.451%	12/1/47	1,175	962
[8]	PG&E Wildfire Recovery Funding LLC	5.212%	12/1/47	1,025	925
[8]	PG&E Wildfire Recovery Funding LLC	4.674%	12/1/51	250	211
[8]	PG&E Wildfire Recovery Funding LLC	5.099%	6/1/52	350	316
	Piedmont Natural Gas Co. Inc.	3.500%	6/1/29	380	336
	Piedmont Natural Gas Co. Inc.	2.500%	3/15/31	500	394
	Piedmont Natural Gas Co. Inc.	5.400%	6/15/33	500	477
	Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	150	122
	Piedmont Natural Gas Co. Inc.	3.640%	11/1/46	350	230
	Piedmont Natural Gas Co. Inc.	3.350%	6/1/50	800	494
	Pinnacle West Capital Corp.	1.300%	6/15/25	700	647
	Potomac Electric Power Co.	6.500%	11/15/37	400	418
	Potomac Electric Power Co.	4.150%	3/15/43	550	434
	PPL Capital Funding Inc.	3.100%	5/15/26	600	562
	PPL Electric Utilities Corp.	5.000%	5/15/33	550	524
	PPL Electric Utilities Corp.	6.250%	5/15/39	300	306
	PPL Electric Utilities Corp.	4.125%	6/15/44	700	542
	PPL Electric Utilities Corp.	4.150%	10/1/45	300	232
	PPL Electric Utilities Corp.	3.950%	6/1/47	350	264
	PPL Electric Utilities Corp.	4.150%	6/15/48	300	233
	PPL Electric Utilities Corp.	5.250%	5/15/53	550	501
	Progress Energy Inc.	7.750%	3/1/31	510	556
	Progress Energy Inc.	7.000%	10/30/31	200	211
	Progress Energy Inc.	6.000%	12/1/39	480	465
	Public Service Co. of Colorado	3.700%	6/15/28	300	276
[8]	Public Service Co. of Colorado	1.900%	1/15/31	300	233
	Public Service Co. of Colorado	1.875%	6/15/31	700	537
[8]	Public Service Co. of Colorado	4.100%	6/1/32	300	266
	Public Service Co. of Colorado	3.600%	9/15/42	225	160
	Public Service Co. of Colorado	4.300%	3/15/44	700	542
	Public Service Co. of Colorado	4.100%	6/15/48	300	220
[8]	Public Service Co. of Colorado	3.200%	3/1/50	1,300	815
[8]	Public Service Co. of Colorado	2.700%	1/15/51	200	112
[8]	Public Service Co. of Colorado	4.500%	6/1/52	400	311

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Public Service Co. of Colorado	5.250%	4/1/53	675	588
	Public Service Co. of New Hampshire	3.600%	7/1/49	250	177
	Public Service Co. of New Hampshire	5.150%	1/15/53	500	451
	Public Service Co. of Oklahoma	5.250%	1/15/33	500	475
[8]	Public Service Electric & Gas Co.	3.000%	5/15/25	500	480
[8]	Public Service Electric & Gas Co.	0.950%	3/15/26	500	450
[8]	Public Service Electric & Gas Co.	3.000%	5/15/27	250	232
[8]	Public Service Electric & Gas Co.	2.450%	1/15/30	200	167
[8]	Public Service Electric & Gas Co.	3.100%	3/15/32	500	421
[8]	Public Service Electric & Gas Co.	4.900%	12/15/32	300	287
[8]	Public Service Electric & Gas Co.	4.650%	3/15/33	500	470
[8]	Public Service Electric & Gas Co.	3.950%	5/1/42	525	413
[8]	Public Service Electric & Gas Co.	3.800%	3/1/46	1,000	741
[8]	Public Service Electric & Gas Co.	3.600%	12/1/47	275	197
[8]	Public Service Electric & Gas Co.	3.850%	5/1/49	350	259
[8]	Public Service Electric & Gas Co.	3.150%	1/1/50	750	487
[8]	Public Service Electric & Gas Co.	2.700%	5/1/50	850	501
[8]	Public Service Electric & Gas Co.	2.050%	8/1/50	500	257
[8]	Public Service Electric & Gas Co.	3.000%	3/1/51	500	312
[8]	Public Service Electric & Gas Co.	5.125%	3/15/53	500	456
	Public Service Enterprise Group Inc.	0.800%	8/15/25	400	365
	Public Service Enterprise Group Inc.	5.850%	11/15/27	300	302
	Public Service Enterprise Group Inc.	1.600%	8/15/30	750	574
	Puget Energy Inc.	3.650%	5/15/25	300	288
	Puget Energy Inc.	2.379%	6/15/28	85	73
	Puget Energy Inc.	4.100%	6/15/30	400	348
	Puget Energy Inc.	4.224%	3/15/32	400	341
	Puget Sound Energy Inc.	6.274%	3/15/37	450	447
	Puget Sound Energy Inc.	5.757%	10/1/39	495	467
	Puget Sound Energy Inc.	5.638%	4/15/41	390	363
	Puget Sound Energy Inc.	4.300%	5/20/45	1,050	800
	Puget Sound Energy Inc.	4.223%	6/15/48	500	377
	San Diego Gas & Electric Co.	4.950%	8/15/28	500	486
[8]	San Diego Gas & Electric Co.	1.700%	10/1/30	500	386
[8]	San Diego Gas & Electric Co.	3.000%	3/15/32	500	411
	San Diego Gas & Electric Co.	6.000%	6/1/39	250	243
	San Diego Gas & Electric Co.	4.500%	8/15/40	505	423
[8]	San Diego Gas & Electric Co.	3.750%	6/1/47	325	230
	San Diego Gas & Electric Co.	4.150%	5/15/48	325	247
[8]	San Diego Gas & Electric Co.	3.320%	4/15/50	800	508
	San Diego Gas & Electric Co.	3.700%	3/15/52	500	345
	San Diego Gas & Electric Co.	5.350%	4/1/53	500	453
[8]	SCE Recovery Funding LLC	4.697%	6/15/40	325	303
[8]	SCE Recovery Funding LLC	2.943%	11/15/42	225	169
[8]	SCE Recovery Funding LLC	3.240%	11/15/46	150	98
[8]	SCE Recovery Funding LLC	5.112%	12/15/47	275	245
	Sempra	3.300%	4/1/25	150	144
	Sempra	3.250%	6/15/27	1,575	1,438
	Sempra	3.400%	2/1/28	1,650	1,501
	Sempra	3.700%	4/1/29	500	450
	Sempra	3.800%	2/1/38	900	698
	Sempra	6.000%	10/15/39	639	607
	Sempra	4.000%	2/1/48	400	288
	Sempra	4.125%	4/1/52	950	771
	Sierra Pacific Power Co.	2.600%	5/1/26	600	557
[11]	Sierra Pacific Power Co.	5.900%	3/15/54	500	479
[8]	Southern California Edison Co.	3.700%	8/1/25	700	673
[8]	Southern California Edison Co.	1.200%	2/1/26	500	450

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southern California Edison Co.	5.850%	11/1/27	500	503
[8]	Southern California Edison Co.	3.650%	3/1/28	1,407	1,295
	Southern California Edison Co.	5.300%	3/1/28	525	519
	Southern California Edison Co.	5.650%	10/1/28	500	500
[8]	Southern California Edison Co.	4.200%	3/1/29	200	186
	Southern California Edison Co.	6.650%	4/1/29	850	869
	Southern California Edison Co.	2.850%	8/1/29	825	709
	Southern California Edison Co.	2.250%	6/1/30	300	240
[8]	Southern California Edison Co.	2.500%	6/1/31	500	399
	Southern California Edison Co.	2.750%	2/1/32	330	263
	Southern California Edison Co.	5.950%	11/1/32	500	499
[8]	Southern California Edison Co.	5.750%	4/1/35	508	492
[8]	Southern California Edison Co.	5.350%	7/15/35	1,135	1,076
	Southern California Edison Co.	5.625%	2/1/36	500	468
[8]	Southern California Edison Co.	5.550%	1/15/37	200	186
[8]	Southern California Edison Co.	5.950%	2/1/38	200	193
	Southern California Edison Co.	5.500%	3/15/40	400	365
	Southern California Edison Co.	4.500%	9/1/40	505	411
	Southern California Edison Co.	4.050%	3/15/42	1,945	1,453
[8]	Southern California Edison Co.	3.900%	3/15/43	475	346
[8]	Southern California Edison Co.	3.600%	2/1/45	150	103
	Southern California Edison Co.	4.000%	4/1/47	1,920	1,390
[8]	Southern California Edison Co.	4.125%	3/1/48	970	715
[8]	Southern California Edison Co.	4.875%	3/1/49	400	326
	Southern California Edison Co.	3.650%	2/1/50	1,300	875
[8]	Southern California Edison Co.	2.950%	2/1/51	500	295
[8]	Southern California Edison Co.	3.650%	6/1/51	500	332
	Southern California Edison Co.	3.450%	2/1/52	500	318
	Southern California Edison Co.	5.700%	3/1/53	500	457
[8]	Southern California Gas Co.	2.600%	6/15/26	725	671
	Southern California Gas Co.	2.950%	4/15/27	600	550
[8]	Southern California Gas Co.	2.550%	2/1/30	450	373
	Southern California Gas Co.	3.750%	9/15/42	330	237
[8]	Southern California Gas Co.	4.125%	6/1/48	325	239
[8]	Southern California Gas Co.	4.300%	1/15/49	500	378
[8]	Southern California Gas Co.	3.950%	2/15/50	250	177
	Southern California Gas Co.	6.350%	11/15/52	500	512
	Southern California Gas Co.	5.750%	6/1/53	500	466
	Southern Co.	5.150%	10/6/25	500	495
	Southern Co.	3.250%	7/1/26	500	469
	Southern Co.	5.113%	8/1/27	500	490
[8]	Southern Co.	1.750%	3/15/28	50	42
	Southern Co.	4.850%	6/15/28	500	483
	Southern Co.	5.500%	3/15/29	1,000	994
	Southern Co.	5.700%	10/15/32	500	491
	Southern Co.	5.200%	6/15/33	700	661
	Southern Co.	5.700%	3/15/34	600	589
	Southern Co.	4.250%	7/1/36	575	480
	Southern Co.	4.400%	7/1/46	1,135	879
[8]	Southern Co.	4.000%	1/15/51	1,200	1,111
[8]	Southern Co.	3.750%	9/15/51	900	786
	Southern Co. Gas Capital Corp.	3.250%	6/15/26	375	353
[8]	Southern Co. Gas Capital Corp.	1.750%	1/15/31	1,000	754
	Southern Co. Gas Capital Corp.	5.150%	9/15/32	431	406
	Southern Co. Gas Capital Corp.	5.750%	9/15/33	500	490
	Southern Co. Gas Capital Corp.	5.875%	3/15/41	125	117
	Southern Co. Gas Capital Corp.	4.400%	6/1/43	525	398
	Southern Co. Gas Capital Corp.	3.950%	10/1/46	975	679

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southern Co. Gas Capital Corp.	4.400%	5/30/47	500	377
	Southern Power Co.	4.150%	12/1/25	375	362
	Southern Power Co.	5.150%	9/15/41	506	435
	Southern Power Co.	5.250%	7/15/43	500	423
[8]	Southern Power Co.	4.950%	12/15/46	300	241
	Southwest Gas Corp.	5.800%	12/1/27	500	499
	Southwest Gas Corp.	3.700%	4/1/28	450	412
	Southwest Gas Corp.	4.050%	3/15/32	450	389
	Southwest Gas Corp.	3.800%	9/29/46	250	168
	Southwest Gas Corp.	4.150%	6/1/49	200	139
[8]	Southwestern Electric Power Co.	1.650%	3/15/26	500	453
[8]	Southwestern Electric Power Co.	2.750%	10/1/26	300	275
[8]	Southwestern Electric Power Co.	4.100%	9/15/28	550	510
	Southwestern Electric Power Co.	5.300%	4/1/33	500	472
	Southwestern Electric Power Co.	6.200%	3/15/40	300	289
[8]	Southwestern Electric Power Co.	3.900%	4/1/45	1,000	694
[8]	Southwestern Electric Power Co.	3.850%	2/1/48	375	256
	Southwestern Electric Power Co.	3.250%	11/1/51	500	301
	Southwestern Public Service Co.	4.500%	8/15/41	345	277
	Southwestern Public Service Co.	3.400%	8/15/46	950	612
[8]	Southwestern Public Service Co.	4.400%	11/15/48	1,000	759
	Southwestern Public Service Co.	3.750%	6/15/49	259	177
[8]	Southwestern Public Service Co.	3.150%	5/1/50	800	492
	Spire Missouri Inc.	4.800%	2/15/33	500	470
	Tampa Electric Co.	2.400%	3/15/31	500	397
	Tampa Electric Co.	4.350%	5/15/44	150	115
	Tampa Electric Co.	4.300%	6/15/48	300	228
	Tampa Electric Co.	3.625%	6/15/50	250	169
	Tampa Electric Co.	3.450%	3/15/51	500	321
	Tampa Electric Co.	5.000%	7/15/52	500	422
	Toledo Edison Co.	6.150%	5/15/37	250	250
	Tucson Electric Power Co.	3.050%	3/15/25	200	192
	Tucson Electric Power Co.	3.250%	5/15/32	300	249
	Tucson Electric Power Co.	4.850%	12/1/48	490	397
	Tucson Electric Power Co.	5.500%	4/15/53	500	452
	Union Electric Co.	2.950%	6/15/27	300	275
	Union Electric Co.	3.500%	3/15/29	350	317
	Union Electric Co.	2.950%	3/15/30	800	683
	Union Electric Co.	2.150%	3/15/32	500	383
	Union Electric Co.	3.900%	9/15/42	425	321
	Union Electric Co.	3.650%	4/15/45	575	404
	Union Electric Co.	4.000%	4/1/48	1,100	808
	Union Electric Co.	3.250%	10/1/49	100	63
	Union Electric Co.	2.625%	3/15/51	800	449
	Union Electric Co.	3.900%	4/1/52	500	366
	Union Electric Co.	5.450%	3/15/53	500	461
[8]	Virginia Electric & Power Co.	3.100%	5/15/25	500	479
[8]	Virginia Electric & Power Co.	2.950%	11/15/26	300	278
[8]	Virginia Electric & Power Co.	3.500%	3/15/27	1,250	1,169
[8]	Virginia Electric & Power Co.	3.800%	4/1/28	525	489
	Virginia Electric & Power Co.	2.300%	11/15/31	500	390
	Virginia Electric & Power Co.	2.400%	3/30/32	550	429
	Virginia Electric & Power Co.	5.000%	4/1/33	525	492
	Virginia Electric & Power Co.	5.300%	8/15/33	500	479
[8]	Virginia Electric & Power Co.	6.000%	1/15/36	375	374
[8]	Virginia Electric & Power Co.	6.000%	5/15/37	500	495
	Virginia Electric & Power Co.	6.350%	11/30/37	375	376
	Virginia Electric & Power Co.	8.875%	11/15/38	1,200	1,495

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Virginia Electric & Power Co.	4.000%	1/15/43	500	381
[8]	Virginia Electric & Power Co.	4.650%	8/15/43	500	409
	Virginia Electric & Power Co.	4.450%	2/15/44	511	406
[8]	Virginia Electric & Power Co.	4.200%	5/15/45	302	228
[8]	Virginia Electric & Power Co.	4.000%	11/15/46	500	364
[8]	Virginia Electric & Power Co.	3.800%	9/15/47	425	301
	Virginia Electric & Power Co.	4.600%	12/1/48	550	444
	Virginia Electric & Power Co.	3.300%	12/1/49	400	258
	Virginia Electric & Power Co.	2.450%	12/15/50	776	414
	Virginia Electric & Power Co.	2.950%	11/15/51	1,000	595
[8]	Virginia Electric & Power Co.	4.625%	5/15/52	500	403
	Virginia Electric & Power Co.	5.450%	4/1/53	525	478
	Virginia Electric & Power Co.	5.700%	8/15/53	500	469
[8]	Washington Gas Light Co.	3.796%	9/15/46	350	242
[8]	Washington Gas Light Co.	3.650%	9/15/49	500	333
	WEC Energy Group Inc.	5.000%	9/27/25	500	492
	WEC Energy Group Inc.	4.750%	1/9/26	500	490
	WEC Energy Group Inc.	5.600%	9/12/26	500	500
	WEC Energy Group Inc.	5.150%	10/1/27	500	492
	WEC Energy Group Inc.	1.375%	10/15/27	500	425
	WEC Energy Group Inc.	4.750%	1/15/28	500	483
	WEC Energy Group Inc.	2.200%	12/15/28	500	424
	WEC Energy Group Inc.	1.800%	10/15/30	1,000	761
	Wisconsin Electric Power Co.	2.050%	12/15/24	300	287
	Wisconsin Electric Power Co.	1.700%	6/15/28	50	43
	Wisconsin Electric Power Co.	4.750%	9/30/32	431	406
	Wisconsin Electric Power Co.	5.625%	5/15/33	200	200
	Wisconsin Electric Power Co.	4.300%	10/15/48	250	195
	Wisconsin Power & Light Co.	4.950%	4/1/33	500	470
	Wisconsin Power & Light Co.	6.375%	8/15/37	300	304
	Wisconsin Power & Light Co.	3.650%	4/1/50	250	169
	Wisconsin Public Service Corp.	5.350%	11/10/25	500	498
	Wisconsin Public Service Corp.	3.671%	12/1/42	75	52
	Wisconsin Public Service Corp.	2.850%	12/1/51	500	292
	Xcel Energy Inc.	3.300%	6/1/25	100	96
	Xcel Energy Inc.	1.750%	3/15/27	500	440
	Xcel Energy Inc.	4.000%	6/15/28	750	702
	Xcel Energy Inc.	2.600%	12/1/29	240	201
	Xcel Energy Inc.	3.400%	6/1/30	450	389
	Xcel Energy Inc.	2.350%	11/15/31	500	381
	Xcel Energy Inc.	6.500%	7/1/36	610	615
	Xcel Energy Inc.	3.500%	12/1/49	400	260
					427,468
Total Corporate Bonds (Cost $5,773,501)					4,884,166
Sovereign Bonds (1.3%)
[8]	African Development Bank	0.875%	3/23/26	2,500	2,259
[8]	African Development Bank	0.875%	7/22/26	1,600	1,430
[8]	African Development Bank	4.375%	11/3/27	250	247
	African Development Bank	4.375%	3/14/28	4,500	4,425
[8]	Asian Development Bank	0.625%	10/8/24	3,500	3,332
	Asian Development Bank	1.500%	10/18/24	1,000	959
[8]	Asian Development Bank	2.000%	1/22/25	1,027	982
[8]	Asian Development Bank	2.125%	3/19/25	700	668
	Asian Development Bank	0.625%	4/29/25	2,000	1,859
[8]	Asian Development Bank	2.875%	5/6/25	630	607
[8]	Asian Development Bank	4.625%	6/13/25	1,150	1,138
[8]	Asian Development Bank	0.375%	9/3/25	6,129	5,598

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Asian Development Bank	4.250%	1/9/26	3,875	3,808
[8]	Asian Development Bank	0.500%	2/4/26	4,000	3,602
[8]	Asian Development Bank	1.000%	4/14/26	3,000	2,718
[8]	Asian Development Bank	2.000%	4/24/26	400	371
[8]	Asian Development Bank	1.750%	8/14/26	1,841	1,687
[8]	Asian Development Bank	2.625%	1/12/27	800	746
[8]	Asian Development Bank	1.500%	1/20/27	3,525	3,169
[8]	Asian Development Bank	2.500%	11/2/27	2,985	2,742
[8]	Asian Development Bank	2.750%	1/19/28	1,000	922
[8]	Asian Development Bank	3.750%	4/25/28	2,425	2,324
[8]	Asian Development Bank	1.250%	6/9/28	500	427
[8]	Asian Development Bank	4.500%	8/25/28	2,900	2,867
[8]	Asian Development Bank	3.125%	9/26/28	1,600	1,486
[8]	Asian Development Bank	1.750%	9/19/29	200	170
[8]	Asian Development Bank	1.875%	1/24/30	1,000	843
[8]	Asian Development Bank	0.750%	10/8/30	1,500	1,145
[8]	Asian Development Bank	1.500%	3/4/31	3,000	2,398
	Asian Development Bank	3.125%	4/27/32	2,500	2,217
[8]	Asian Development Bank	3.875%	9/28/32	900	843
[8]	Asian Development Bank	4.000%	1/12/33	1,880	1,775
[8]	Asian Development Bank	3.875%	6/14/33	1,675	1,562
	Asian Infrastructure Investment Bank	0.500%	5/28/25	1,000	922
	Asian Infrastructure Investment Bank	3.375%	6/29/25	1,500	1,449
	Asian Infrastructure Investment Bank	0.500%	1/27/26	2,700	2,425
	Asian Infrastructure Investment Bank	4.875%	9/14/26	1,410	1,406
	Asian Infrastructure Investment Bank	4.000%	1/18/28	2,125	2,048
	Canadian Government Bond	1.625%	1/22/25	2,290	2,183
	Canadian Government Bond	2.875%	4/28/25	2,515	2,424
	Canadian Government Bond	0.750%	5/19/26	5,200	4,666
	Canadian Government Bond	3.750%	4/26/28	2,500	2,400
	Corp. Andina de Fomento	1.250%	10/26/24	1,900	1,805
	Corp. Andina de Fomento	1.625%	9/23/25	600	554
	Corp. Andina de Fomento	5.250%	11/21/25	2,160	2,136
	Corp. Andina de Fomento	4.750%	4/1/26	600	585
	Corp. Andina de Fomento	2.250%	2/8/27	620	555
	Council of Europe Development Bank	1.375%	2/27/25	850	804
	Council of Europe Development Bank	3.000%	6/16/25	540	519
	Council of Europe Development Bank	3.750%	5/25/26	1,025	993
	Council of Europe Development Bank	0.875%	9/22/26	1,000	888
	Council of Europe Development Bank	3.625%	1/26/28	1,320	1,260
	Equinor ASA	3.250%	11/10/24	550	536
	Equinor ASA	3.000%	4/6/27	941	873
	Equinor ASA	3.625%	9/10/28	1,200	1,118
	Equinor ASA	3.125%	4/6/30	500	442
	Equinor ASA	2.375%	5/22/30	1,500	1,257
	Equinor ASA	5.100%	8/17/40	2,100	1,957
	Equinor ASA	4.250%	11/23/41	325	269
	Equinor ASA	3.950%	5/15/43	175	139
	Equinor ASA	4.800%	11/8/43	1,015	885
	Equinor ASA	3.250%	11/18/49	750	502
	Equinor ASA	3.700%	4/6/50	2,360	1,720
[8]	European Bank for Reconstruction & Development	1.500%	2/13/25	100	95
	European Bank for Reconstruction & Development	0.500%	5/19/25	700	647
[8]	European Bank for Reconstruction & Development	0.500%	11/25/25	1,600	1,452

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	European Bank for Reconstruction & Development	0.500%	1/28/26	2,000	1,802
[8]	European Bank for Reconstruction & Development	4.375%	3/9/28	3,650	3,594
	European Investment Bank	2.500%	10/15/24	864	838
	European Investment Bank	1.875%	2/10/25	4,413	4,210
	European Investment Bank	1.625%	3/14/25	5,000	4,742
	European Investment Bank	0.625%	7/25/25	3,700	3,411
	European Investment Bank	2.750%	8/15/25	3,000	2,873
	European Investment Bank	0.375%	12/15/25	5,500	4,971
	European Investment Bank	0.375%	3/26/26	5,000	4,471
	European Investment Bank	2.125%	4/13/26	1,000	933
	European Investment Bank	0.750%	10/26/26	1,950	1,725
[8]	European Investment Bank	1.375%	3/15/27	2,775	2,476
	European Investment Bank	2.375%	5/24/27	5,166	4,755
	European Investment Bank	0.625%	10/21/27	500	426
	European Investment Bank	3.250%	11/15/27	2,500	2,365
	European Investment Bank	3.875%	3/15/28	4,300	4,151
	European Investment Bank	4.500%	10/16/28	2,775	2,750
	European Investment Bank	1.625%	10/9/29	350	295
	European Investment Bank	0.875%	5/17/30	400	314
	European Investment Bank	3.625%	7/15/30	3,775	3,531
	European Investment Bank	0.750%	9/23/30	1,200	923
	European Investment Bank	1.250%	2/14/31	3,000	2,372
	European Investment Bank	3.750%	2/14/33	2,100	1,949
	European Investment Bank	4.875%	2/15/36	1,300	1,305
[12]	Export Development Canada	3.375%	8/26/25	2,400	2,322
[12]	Export Development Canada	4.375%	6/29/26	2,500	2,462
[12]	Export Development Canada	3.000%	5/25/27	1,700	1,597
[12]	Export Development Canada	3.875%	2/14/28	1,900	1,831
	Export-Import Bank of Korea	5.375%	9/18/25	1,000	999
	Export-Import Bank of Korea	3.250%	11/10/25	300	286
	Export-Import Bank of Korea	4.875%	1/11/26	400	394
	Export-Import Bank of Korea	0.625%	2/9/26	500	446
	Export-Import Bank of Korea	2.625%	5/26/26	925	860
	Export-Import Bank of Korea	1.125%	12/29/26	205	178
	Export-Import Bank of Korea	1.625%	1/18/27	400	356
	Export-Import Bank of Korea	2.375%	4/21/27	1,020	923
	Export-Import Bank of Korea	4.250%	9/15/27	650	625
	Export-Import Bank of Korea	5.000%	1/11/28	500	494
	Export-Import Bank of Korea	1.250%	9/21/30	1,600	1,218
	Export-Import Bank of Korea	1.375%	2/9/31	500	379
	Export-Import Bank of Korea	2.125%	1/18/32	650	508
	Export-Import Bank of Korea	4.500%	9/15/32	500	467
	Export-Import Bank of Korea	5.125%	1/11/33	730	713
	Export-Import Bank of Korea	5.125%	9/18/33	600	585
	Export-Import Bank of Korea	2.500%	6/29/41	875	583
[8]	Hong Kong Government International Bond	1.750%	11/24/31	825	654
	Inter-American Development Bank	2.125%	1/15/25	1,000	959
[8]	Inter-American Development Bank	1.750%	3/14/25	500	475
	Inter-American Development Bank	0.875%	4/3/25	1,000	936
	Inter-American Development Bank	7.000%	6/15/25	250	256
	Inter-American Development Bank	0.625%	7/15/25	5,100	4,705
[8]	Inter-American Development Bank	0.875%	4/20/26	4,000	3,610
[8]	Inter-American Development Bank	4.500%	5/15/26	2,250	2,223
[8]	Inter-American Development Bank	2.000%	6/2/26	1,915	1,773
	Inter-American Development Bank	2.000%	7/23/26	1,615	1,491

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Inter-American Development Bank	2.375%	7/7/27	800	735
	Inter-American Development Bank	0.625%	9/16/27	3,700	3,157
	Inter-American Development Bank	4.000%	1/12/28	4,550	4,413
	Inter-American Development Bank	1.125%	7/20/28	2,000	1,691
	Inter-American Development Bank	3.125%	9/18/28	2,200	2,043
	Inter-American Development Bank	2.250%	6/18/29	1,000	877
[8]	Inter-American Development Bank	1.125%	1/13/31	3,500	2,729
[8]	Inter-American Development Bank	3.500%	4/12/33	1,925	1,742
[8]	Inter-American Development Bank	4.500%	9/13/33	2,300	2,249
[8]	Inter-American Development Bank	3.875%	10/28/41	1,600	1,352
	Inter-American Development Bank	3.200%	8/7/42	550	419
	Inter-American Development Bank	4.375%	1/24/44	450	403
	Inter-American Investment Corp.	4.125%	2/15/28	1,050	1,016
	Inter-American Investment Corp.	4.750%	9/19/28	475	472
[8]	International Bank for Reconstruction & Development	2.500%	11/25/24	5,500	5,315
	International Bank for Reconstruction & Development	1.625%	1/15/25	2,000	1,905
	International Bank for Reconstruction & Development	0.625%	4/22/25	4,500	4,185
	International Bank for Reconstruction & Development	0.375%	7/28/25	5,000	4,584
[8]	International Bank for Reconstruction & Development	2.500%	7/29/25	4,600	4,387
	International Bank for Reconstruction & Development	0.500%	10/28/25	6,000	5,464
[8]	International Bank for Reconstruction & Development	3.125%	11/20/25	2,000	1,921
	International Bank for Reconstruction & Development	0.875%	7/15/26	2,275	2,038
[8]	International Bank for Reconstruction & Development	1.875%	10/27/26	356	326
	International Bank for Reconstruction & Development	3.125%	6/15/27	6,250	5,895
	International Bank for Reconstruction & Development	0.750%	11/24/27	2,500	2,130
	International Bank for Reconstruction & Development	3.500%	7/12/28	4,250	4,026
	International Bank for Reconstruction & Development	4.625%	8/1/28	3,525	3,506
	International Bank for Reconstruction & Development	1.125%	9/13/28	4,625	3,897
	International Bank for Reconstruction & Development	3.625%	9/21/29	500	473
[8]	International Bank for Reconstruction & Development	1.750%	10/23/29	1,500	1,270
	International Bank for Reconstruction & Development	3.875%	2/14/30	5,475	5,206
	International Bank for Reconstruction & Development	0.875%	5/14/30	1,000	780
	International Bank for Reconstruction & Development	4.000%	7/25/30	2,925	2,794
	International Bank for Reconstruction & Development	0.750%	8/26/30	4,250	3,256
	International Bank for Reconstruction & Development	1.250%	2/10/31	6,000	4,715
	International Bank for Reconstruction & Development	1.625%	11/3/31	8,500	6,793
	International Bank for Reconstruction & Development	2.500%	3/29/32	3,000	2,543

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	International Bank for Reconstruction & Development	4.750%	2/15/35	450	442
[8]	International Finance Corp.	1.375%	10/16/24	1,400	1,341
[8]	International Finance Corp.	0.375%	7/16/25	1,000	919
[8]	International Finance Corp.	2.125%	4/7/26	1,505	1,404
[8]	International Finance Corp.	4.500%	7/13/28	850	842
	International Finance Corp.	0.750%	8/27/30	800	613
[8,13]	Japan Bank for International Cooperation	1.750%	10/17/24	600	575
[8,13]	Japan Bank for International Cooperation	2.125%	2/10/25	2,400	2,288
[13]	Japan Bank for International Cooperation	2.875%	4/14/25	3,600	3,455
[8,13]	Japan Bank for International Cooperation	2.500%	5/28/25	500	475
[13]	Japan Bank for International Cooperation	0.625%	7/15/25	2,000	1,836
[13]	Japan Bank for International Cooperation	4.250%	1/26/26	2,250	2,198
[13]	Japan Bank for International Cooperation	4.250%	4/27/26	1,125	1,097
[13]	Japan Bank for International Cooperation	2.875%	6/1/27	1,500	1,388
[13]	Japan Bank for International Cooperation	2.875%	7/21/27	500	462
[13]	Japan Bank for International Cooperation	2.750%	11/16/27	2,200	2,014
[13]	Japan Bank for International Cooperation	4.625%	7/19/28	575	565
[13]	Japan Bank for International Cooperation	3.250%	7/20/28	1,300	1,200
[13]	Japan Bank for International Cooperation	3.500%	10/31/28	1,500	1,395
[13]	Japan Bank for International Cooperation	2.125%	2/16/29	1,930	1,661
[13]	Japan Bank for International Cooperation	2.000%	10/17/29	300	252
[13]	Japan Bank for International Cooperation	1.250%	1/21/31	1,000	766
[13]	Japan Bank for International Cooperation	1.875%	4/15/31	500	399
[13]	Japan International Cooperation Agency	2.750%	4/27/27	700	645
[13]	Japan International Cooperation Agency	3.250%	5/25/27	3,000	2,805
[13]	Japan International Cooperation Agency	4.000%	5/23/28	600	572
[13]	Japan International Cooperation Agency	3.375%	6/12/28	550	510
[13]	Japan International Cooperation Agency	1.000%	7/22/30	200	153
[13]	Japan International Cooperation Agency	1.750%	4/28/31	500	393
[14]	KFW	2.500%	11/20/24	5,750	5,557
[14]	KFW	1.250%	1/31/25	4,025	3,809
[14]	KFW	2.000%	5/2/25	1,250	1,187
[14]	KFW	0.375%	7/18/25	6,000	5,508
[14]	KFW	0.625%	1/22/26	4,000	3,618
[14]	KFW	3.625%	4/1/26	2,750	2,662
[14]	KFW	4.625%	8/7/26	3,275	3,248
[14]	KFW	1.000%	10/1/26	9,000	8,041
[14]	KFW	3.000%	5/20/27	585	550
[14]	KFW	3.750%	2/15/28	3,825	3,670
[14]	KFW	2.875%	4/3/28	2,300	2,124
[14]	KFW	3.875%	6/15/28	3,525	3,399
[14]	KFW	1.750%	9/14/29	900	767

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[14]	KFW	0.750%	9/30/30	2,000	1,534
[14]	KFW	4.125%	7/15/33	3,200	3,043
[14]	KFW	0.000%	4/18/36	600	328
[14]	KFW	0.000%	6/29/37	1,700	875
	Korea Development Bank	2.125%	10/1/24	400	386
	Korea Development Bank	0.750%	1/25/25	650	610
	Korea Development Bank	1.375%	4/25/27	500	436
	Korea Development Bank	4.375%	2/15/28	2,150	2,069
	Korea Development Bank	1.625%	1/19/31	1,000	773
	Korea Development Bank	2.000%	10/25/31	500	389
	Korea Development Bank	4.375%	2/15/33	1,600	1,475
[14]	Landwirtschaftliche Rentenbank	2.000%	1/13/25	2,500	2,392
[8,14]	Landwirtschaftliche Rentenbank	0.500%	5/27/25	500	462
[14]	Landwirtschaftliche Rentenbank	2.375%	6/10/25	975	929
[14]	Landwirtschaftliche Rentenbank	0.875%	3/30/26	2,400	2,168
[8,14]	Landwirtschaftliche Rentenbank	1.750%	7/27/26	825	756
[8,14]	Landwirtschaftliche Rentenbank	2.500%	11/15/27	1,595	1,462
[8,14]	Landwirtschaftliche Rentenbank	3.875%	6/14/28	1,250	1,205
[14]	Landwirtschaftliche Rentenbank	0.875%	9/3/30	1,000	771
	Nordic Investment Bank	0.375%	9/11/25	1,500	1,369
	Nordic Investment Bank	5.000%	10/15/25	490	489
[8]	Nordic Investment Bank	0.500%	1/21/26	1,000	902
	Nordic Investment Bank	4.375%	3/14/28	2,900	2,855
[15]	Oesterreichische Kontrollbank AG	1.500%	2/12/25	500	474
[15]	Oesterreichische Kontrollbank AG	0.375%	9/17/25	1,500	1,367
[15]	Oesterreichische Kontrollbank AG	4.125%	1/20/26	580	567
[8,15]	Oesterreichische Kontrollbank AG	0.500%	2/2/26	2,200	1,978
[15]	Oesterreichische Kontrollbank AG	3.625%	9/9/27	2,000	1,919
[15]	Oesterreichische Kontrollbank AG	4.250%	3/1/28	1,800	1,759
[8]	Oriental Republic of Uruguay	4.375%	10/27/27	975	962
[8]	Oriental Republic of Uruguay	4.375%	1/23/31	2,302	2,201
[8]	Oriental Republic of Uruguay	5.750%	10/28/34	1,055	1,079
[8]	Oriental Republic of Uruguay	7.625%	3/21/36	485	557
[8]	Oriental Republic of Uruguay	4.125%	11/20/45	1,029	840
[8]	Oriental Republic of Uruguay	5.100%	6/18/50	2,535	2,250
[8]	Oriental Republic of Uruguay	4.975%	4/20/55	2,680	2,323
[8,16]	Petroleos Mexicanos	2.290%	2/15/24	10	10
[16]	Petroleos Mexicanos	2.378%	4/15/25	40	38
	Province of Alberta	1.875%	11/13/24	1,800	1,726
	Province of Alberta	1.000%	5/20/25	830	773
	Province of Alberta	3.300%	3/15/28	1,100	1,028
	Province of Alberta	1.300%	7/22/30	2,566	2,022
	Province of British Columbia	2.250%	6/2/26	1,707	1,589
	Province of British Columbia	0.900%	7/20/26	1,275	1,139
	Province of British Columbia	1.300%	1/29/31	500	391
	Province of British Columbia	4.200%	7/6/33	1,100	1,031
	Province of Manitoba	2.125%	6/22/26	850	786
	Province of Manitoba	4.300%	7/27/33	950	895
	Province of New Brunswick	3.625%	2/24/28	500	471
	Province of Ontario	2.500%	4/27/26	1,000	938
	Province of Ontario	2.300%	6/15/26	2,000	1,860
	Province of Ontario	3.100%	5/19/27	4,025	3,782
	Province of Ontario	2.000%	10/2/29	1,700	1,452
	Province of Ontario	1.125%	10/7/30	2,800	2,168
	Province of Ontario	1.600%	2/25/31	5,000	3,980
	Province of Ontario	1.800%	10/14/31	500	397
[8]	Province of Quebec	2.875%	10/16/24	700	680
[8]	Province of Quebec	1.500%	2/11/25	155	147

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Province of Quebec	0.600%	7/23/25	1,500	1,380
	Province of Quebec	2.500%	4/20/26	700	657
	Province of Quebec	2.750%	4/12/27	3,250	3,018
	Province of Quebec	3.625%	4/13/28	1,150	1,091
[8]	Province of Quebec	7.500%	9/15/29	1,075	1,216
	Province of Quebec	1.350%	5/28/30	1,200	959
	Province of Quebec	1.900%	4/21/31	800	649
	Province of Quebec	4.500%	9/8/33	1,225	1,175
	Province of Saskatchewan	3.250%	6/8/27	700	659
	Republic of Chile	3.125%	1/21/26	710	675
[8]	Republic of Chile	2.750%	1/31/27	1,275	1,169
[8]	Republic of Chile	3.240%	2/6/28	2,910	2,669
[8]	Republic of Chile	2.450%	1/31/31	921	757
[8]	Republic of Chile	2.550%	1/27/32	279	226
[8]	Republic of Chile	2.550%	7/27/33	2,709	2,085
[8]	Republic of Chile	3.500%	1/31/34	1,808	1,492
[8]	Republic of Chile	4.950%	1/5/36	1,401	1,284
[8]	Republic of Chile	3.100%	5/7/41	2,440	1,660
[8]	Republic of Chile	4.340%	3/7/42	736	595
	Republic of Chile	3.860%	6/21/47	1,100	804
[8]	Republic of Chile	3.500%	1/25/50	1,915	1,278
[8]	Republic of Chile	4.000%	1/31/52	1,465	1,066
[8]	Republic of Chile	5.330%	1/5/54	900	802
[8]	Republic of Chile	3.100%	1/22/61	1,250	711
[8]	Republic of Chile	3.250%	9/21/71	500	284
	Republic of Hungary	7.625%	3/29/41	1,150	1,202
[8]	Republic of Indonesia	3.850%	7/18/27	200	189
[8]	Republic of Indonesia	4.150%	9/20/27	650	620
	Republic of Indonesia	3.500%	1/11/28	1,300	1,201
[8]	Republic of Indonesia	4.550%	1/11/28	850	822
	Republic of Indonesia	4.100%	4/24/28	1,000	943
	Republic of Indonesia	4.750%	2/11/29	1,350	1,300
	Republic of Indonesia	3.400%	9/18/29	200	178
	Republic of Indonesia	2.850%	2/14/30	350	298
	Republic of Indonesia	3.850%	10/15/30	2,100	1,883
	Republic of Indonesia	1.850%	3/12/31	600	463
[8]	Republic of Indonesia	2.150%	7/28/31	1,100	858
[8]	Republic of Indonesia	3.550%	3/31/32	1,250	1,081
	Republic of Indonesia	4.350%	1/11/48	2,075	1,649
	Republic of Indonesia	5.350%	2/11/49	1,500	1,373
	Republic of Indonesia	3.700%	10/30/49	825	578
	Republic of Indonesia	4.200%	10/15/50	2,005	1,532
	Republic of Indonesia	3.050%	3/12/51	850	551
[8]	Republic of Indonesia	4.300%	3/31/52	700	542
[8]	Republic of Indonesia	5.450%	9/20/52	200	184
[8]	Republic of Indonesia	5.650%	1/11/53	700	669
[8]	Republic of Indonesia	3.200%	9/23/61	800	476
	Republic of Indonesia	4.450%	4/15/70	750	569
	Republic of Indonesia	3.350%	3/12/71	500	300
	Republic of Italy	2.375%	10/17/24	1,950	1,877
	Republic of Italy	1.250%	2/17/26	2,900	2,611
	Republic of Italy	2.875%	10/17/29	2,000	1,713
	Republic of Italy	5.375%	6/15/33	1,925	1,828
	Republic of Italy	4.000%	10/17/49	1,900	1,300
	Republic of Italy	3.875%	5/6/51	2,500	1,633
	Republic of Korea	2.750%	1/19/27	2,800	2,608
	Republic of Korea	2.500%	6/19/29	900	793
	Republic of Korea	1.000%	9/16/30	1,000	773

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Republic of Korea	1.750%	10/15/31	550	436
	Republic of Korea	4.125%	6/10/44	655	552
	Republic of Korea	3.875%	9/20/48	390	309
[8]	Republic of Panama	3.750%	3/16/25	1,450	1,399
	Republic of Panama	7.125%	1/29/26	1,358	1,383
	Republic of Panama	8.875%	9/30/27	368	403
[8]	Republic of Panama	3.875%	3/17/28	1,980	1,821
	Republic of Panama	9.375%	4/1/29	1,070	1,226
[8]	Republic of Panama	3.160%	1/23/30	400	337
[8]	Republic of Panama	2.252%	9/29/32	2,325	1,682
[8]	Republic of Panama	6.400%	2/14/35	1,900	1,838
[8]	Republic of Panama	6.700%	1/26/36	1,444	1,427
[5,8]	Republic of Panama	6.875%	1/31/36	400	401
[8]	Republic of Panama	4.500%	5/15/47	200	141
[8]	Republic of Panama	4.500%	4/16/50	2,310	1,579
[8]	Republic of Panama	4.300%	4/29/53	1,250	816
[8]	Republic of Panama	6.853%	3/28/54	600	557
[8]	Republic of Panama	4.500%	4/1/56	2,650	1,747
[8]	Republic of Panama	3.870%	7/23/60	3,350	1,934
[8]	Republic of Panama	4.500%	1/19/63	1,400	908
[8]	Republic of Peru	2.392%	1/23/26	600	557
	Republic of Peru	4.125%	8/25/27	250	238
[8]	Republic of Peru	2.783%	1/23/31	4,400	3,607
[8]	Republic of Peru	1.862%	12/1/32	900	650
	Republic of Peru	8.750%	11/21/33	2,385	2,838
[8]	Republic of Peru	3.000%	1/15/34	1,800	1,385
[8]	Republic of Peru	6.550%	3/14/37	600	621
[8]	Republic of Peru	3.300%	3/11/41	900	622
	Republic of Peru	5.625%	11/18/50	2,150	1,986
[8]	Republic of Peru	3.550%	3/10/51	500	329
[8]	Republic of Peru	2.780%	12/1/60	1,700	904
[8]	Republic of Peru	3.600%	1/15/72	900	534
[8]	Republic of Peru	3.230%	7/28/21	1,200	626
	Republic of Poland	3.250%	4/6/26	1,150	1,093
[8]	Republic of Poland	5.500%	11/16/27	1,300	1,301
[8]	Republic of Poland	5.750%	11/16/32	975	976
[8]	Republic of Poland	4.875%	10/4/33	1,800	1,671
[8]	Republic of Poland	5.500%	4/4/53	2,105	1,902
	Republic of the Philippines	9.500%	10/21/24	550	572
	Republic of the Philippines	10.625%	3/16/25	425	456
	Republic of the Philippines	5.500%	3/30/26	1,500	1,507
	Republic of the Philippines	3.229%	3/29/27	450	419
	Republic of the Philippines	5.170%	10/13/27	600	597
	Republic of the Philippines	3.000%	2/1/28	1,725	1,565
	Republic of the Philippines	4.625%	7/17/28	500	484
	Republic of the Philippines	3.750%	1/14/29	1,000	925
	Republic of the Philippines	9.500%	2/2/30	1,525	1,839
	Republic of the Philippines	2.457%	5/5/30	2,000	1,654
	Republic of the Philippines	7.750%	1/14/31	775	876
	Republic of the Philippines	1.648%	6/10/31	1,423	1,079
	Republic of the Philippines	1.950%	1/6/32	675	515
	Republic of the Philippines	6.375%	1/15/32	600	632
	Republic of the Philippines	3.556%	9/29/32	800	689
	Republic of the Philippines	5.609%	4/13/33	400	400
	Republic of the Philippines	5.000%	7/17/33	1,050	1,010
	Republic of the Philippines	6.375%	10/23/34	2,175	2,293
	Republic of the Philippines	5.000%	1/13/37	400	372
	Republic of the Philippines	3.950%	1/20/40	1,500	1,188

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Republic of the Philippines	3.700%	3/1/41	1,534	1,155
	Republic of the Philippines	3.700%	2/2/42	1,885	1,406
	Republic of the Philippines	2.950%	5/5/45	1,750	1,117
	Republic of the Philippines	2.650%	12/10/45	1,400	842
	Republic of the Philippines	3.200%	7/6/46	1,500	987
	Republic of the Philippines	4.200%	3/29/47	925	721
	Republic of the Philippines	5.950%	10/13/47	600	595
	Republic of the Philippines	5.500%	1/17/48	400	376
	State of Israel	2.875%	3/16/26	1,100	1,032
	State of Israel	3.250%	1/17/28	790	727
	State of Israel	2.500%	1/15/30	200	169
	State of Israel	2.750%	7/3/30	1,550	1,317
	State of Israel	4.500%	1/17/33	1,975	1,837
	State of Israel	4.500%	1/30/43	1,400	1,174
	State of Israel	4.125%	1/17/48	800	611
	State of Israel	3.375%	1/15/50	1,585	1,049
	State of Israel	3.875%	7/3/50	1,650	1,197
	State of Israel	4.500%	4/3/20	900	647
	Svensk Exportkredit AB	0.625%	10/7/24	1,000	950
[8]	Svensk Exportkredit AB	0.625%	5/14/25	2,500	2,314
[8]	Svensk Exportkredit AB	4.000%	7/15/25	1,000	977
	Svensk Exportkredit AB	0.500%	8/26/25	2,000	1,827
[8]	Svensk Exportkredit AB	4.625%	11/28/25	1,060	1,046
[8]	Svensk Exportkredit AB	4.375%	2/13/26	1,125	1,104
[8]	Svensk Exportkredit AB	4.875%	9/14/26	260	259
[8]	Svensk Exportkredit AB	2.250%	3/22/27	1,000	914
	Svensk Exportkredit AB	4.125%	6/14/28	1,000	968
[5,8]	Svensk Exportkredit AB	4.875%	10/4/30	920	912
[8]	United Mexican States	3.900%	4/27/25	800	781
	United Mexican States	4.125%	1/21/26	2,968	2,890
	United Mexican States	4.150%	3/28/27	3,370	3,242
	United Mexican States	3.750%	1/11/28	1,175	1,088
[8]	United Mexican States	5.400%	2/9/28	800	788
	United Mexican States	4.500%	4/22/29	2,000	1,865
[8]	United Mexican States	3.250%	4/16/30	3,000	2,554
[8]	United Mexican States	2.659%	5/24/31	2,700	2,133
[8]	United Mexican States	8.300%	8/15/31	1,000	1,138
[8]	United Mexican States	4.750%	4/27/32	700	630
[8]	United Mexican States	7.500%	4/8/33	400	431
[8]	United Mexican States	4.875%	5/19/33	2,925	2,624
[8]	United Mexican States	3.500%	2/12/34	2,500	1,955
[8]	United Mexican States	6.750%	9/27/34	950	960
[8]	United Mexican States	6.350%	2/9/35	2,225	2,178
	United Mexican States	6.050%	1/11/40	2,321	2,148
[8]	United Mexican States	4.280%	8/14/41	1,141	844
[8]	United Mexican States	4.750%	3/8/44	3,022	2,317
	United Mexican States	5.550%	1/21/45	500	430
	United Mexican States	4.600%	1/23/46	2,530	1,867
	United Mexican States	4.350%	1/15/47	1,410	996
	United Mexican States	4.600%	2/10/48	2,070	1,507
[8]	United Mexican States	4.500%	1/31/50	600	432
[8]	United Mexican States	5.000%	4/27/51	2,500	1,923
[8]	United Mexican States	4.400%	2/12/52	2,025	1,405
[8]	United Mexican States	6.338%	5/4/53	2,385	2,175
[8]	United Mexican States	3.771%	5/24/61	2,875	1,685
[8]	United Mexican States	5.750%	10/12/10	2,114	1,680
Total Sovereign Bonds (Cost $730,507)					648,161

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Taxable Municipal Bonds (0.2%)
Alabama Economic Settlement Authority BP Settlement Revenue	3.163%	9/15/25	80	77
Alabama Federal AID Highway Finance Authority SO Revenue	2.650%	9/1/37	325	242
Alameda County CA Joint Powers Authority Lease Revenue	7.046%	12/1/44	100	113
American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	6.449%	2/15/44	225	235
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	7.834%	2/15/41	100	117
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	6.053%	2/15/43	50	50
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	5.939%	2/15/47	925	914
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	8.084%	2/15/50	375	469
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.918%	4/1/40	375	408
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.263%	4/1/49	985	1,053
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	7.043%	4/1/50	125	145
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.907%	10/1/50	400	460
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	3.126%	4/1/55	700	447
California Earthquake Authority Revenue	5.603%	7/1/27	275	273
California GO	3.375%	4/1/25	426	414
California GO	2.650%	4/1/26	250	235
California GO	1.700%	2/1/28	350	305
California GO	3.500%	4/1/28	400	376
California GO	2.500%	10/1/29	590	508
California GO	1.750%	11/1/30	260	207
California GO	4.500%	4/1/33	850	793
California GO	7.500%	4/1/34	1,770	2,042
California GO	4.600%	4/1/38	1,925	1,727
California GO	7.550%	4/1/39	2,815	3,312
California GO	7.300%	10/1/39	1,000	1,134
California GO	7.350%	11/1/39	725	826
California GO	7.625%	3/1/40	1,150	1,348
California GO	7.600%	11/1/40	2,000	2,362
California State University Systemwide Revenue	3.899%	11/1/47	250	195
California State University Systemwide Revenue	2.897%	11/1/51	500	323
California State University Systemwide Revenue	2.975%	11/1/51	465	295
California State University Systemwide Revenue	2.719%	11/1/52	500	310

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California State University Systemwide Revenue	2.939%	11/1/52	500	309
	Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.491%	11/1/39	100	99
	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue	3.204%	1/15/51	500	329
	Chicago IL Metropolitan Water Reclamation District GO	5.720%	12/1/38	500	505
	Chicago IL O'Hare International Airport Revenue	6.395%	1/1/40	405	431
	Chicago IL O'Hare International Airport Revenue	4.472%	1/1/49	325	278
	Chicago IL O'Hare International Airport Revenue	4.572%	1/1/54	340	292
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/40	1,500	1,618
	Clark County NV Airport System Revenue	6.820%	7/1/45	325	364
	Commonwealth Financing Authority Pennsylvania Revenue	3.864%	6/1/38	500	422
	Commonwealth Financing Authority Pennsylvania Revenue	4.144%	6/1/38	275	236
	Commonwealth Financing Authority Pennsylvania Revenue	3.807%	6/1/41	400	320
	Commonwealth of Massachusetts SO Revenue	3.769%	7/15/29	350	330
	Connecticut GO	5.090%	10/1/30	575	564
	Connecticut GO	5.850%	3/15/32	610	623
	Cook County IL GO	6.229%	11/15/34	400	411
	Dallas County TX Hospital District GO	5.621%	8/15/44	100	99
	Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	300	309
	Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	75	69
	Dallas TX Convention Center Hotel Development Corp. Hotel Revenue	7.088%	1/1/42	285	304
[17]	Dallas TX Independent School District GO	6.450%	2/15/35	150	151
	Dallas-Fort Worth TX International Airport Revenue	2.994%	11/1/38	875	681
	Dallas-Fort Worth TX International Airport Revenue	3.144%	11/1/45	325	229
	Dallas-Fort Worth TX International Airport Revenue	2.843%	11/1/46	450	302
	Dallas-Fort Worth TX International Airport Revenue	4.507%	11/1/51	800	675
	District of Columbia Income Tax Revenue (Federally Taxable-Build America Bonds)	5.591%	12/1/34	50	50
	District of Columbia Water & Sewer Authority Public Utility Revenue	4.814%	10/1/14	275	234
	East Bay CA Municipal Utility District Water System Revenue	5.874%	6/1/40	315	322
	Florida State Board of Administration Finance Corp. Revenue	1.258%	7/1/25	1,300	1,207
	Florida State Board of Administration Finance Corp. Revenue	1.705%	7/1/27	850	742
	Florida State Board of Administration Finance Corp. Revenue	2.154%	7/1/30	1,000	801
	Foothill-Eastern Transportation Corridor Agency CA Toll Road Revenue	4.094%	1/15/49	510	389

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	581	617
	Georgia Municipal Electric Power Authority Revenue	6.655%	4/1/57	1,335	1,420
	Georgia Municipal Electric Power Authority Revenue	7.055%	4/1/57	142	139
	Georgia Water & Wastewater Revenue	2.257%	11/1/35	250	188
	Golden State Tobacco Securitization Corp. California Revenue	2.746%	6/1/34	425	334
	Golden State Tobacco Securitization Corp. California Revenue	3.487%	6/1/36	400	303
	Golden State Tobacco Securitization Corp. California Revenue	3.115%	6/1/38	400	293
	Golden State Tobacco Securitization Corp. California Revenue	3.714%	6/1/41	400	280
	Golden State Tobacco Securitization Corp. California Revenue	3.293%	6/1/42	500	348
	Golden State Tobacco Securitization Corp. California Revenue	3.000%	6/1/46	395	359
	Golden State Tobacco Securitization Corp. California Revenue	3.850%	6/1/50	455	413
	Golden State Tobacco Securitization Corp. California Revenue	4.214%	6/1/50	625	425
	Grand Parkway Transportation Corp. Texas System Toll Revenue	5.184%	10/1/42	315	297
	Grand Parkway Transportation Corp. Texas System Toll Revenue	3.236%	10/1/52	1,490	986
	Great Lakes Michigan Water Authority Sewage Disposal System Revenue	3.056%	7/1/39	100	74
	Houston TX GO	6.290%	3/1/32	660	676
	Houston TX GO	3.961%	3/1/47	355	291
	Idaho Energy Resources Authority Transmission Facilities Revenue (Bonneville Cooperation Project No.2)	2.861%	9/1/46	300	197
	Illinois GO	5.100%	6/1/33	7,370	6,996
	Illinois GO	6.630%	2/1/35	120	121
	Illinois Toll Highway Authority Revenue	6.184%	1/1/34	350	361
	Indiana Finance Authority Revenue (Ohio River Bridges East End Crossing Project)	3.051%	1/1/51	375	260
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	3.985%	1/1/29	375	363
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	4.433%	1/1/33	100	96
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	4.532%	1/1/35	355	335
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	2.833%	1/1/38	325	244
	Kansas Department of Transportation Highway Revenue	4.596%	9/1/35	150	140
	Kansas Development Finance Authority Revenue	4.927%	4/15/45	200	182
[18]	Kansas Development Finance Authority Revenue	2.774%	5/1/51	600	394
	Los Angeles CA Community College District GO	1.606%	8/1/28	305	264
	Los Angeles CA Community College District GO	1.806%	8/1/30	500	407
	Los Angeles CA Community College District GO	2.106%	8/1/32	1,450	1,135

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles CA Community College District GO	6.750%	8/1/49	325	369
Los Angeles CA Department of Water & Power Revenue	5.716%	7/1/39	100	100
Los Angeles CA Department of Water & Power Revenue	6.574%	7/1/45	410	453
Los Angeles CA Department of Water & Power Revenue	6.603%	7/1/50	500	566
Los Angeles CA Unified School District GO	5.750%	7/1/34	2,010	2,026
Los Angeles CA Unified School District GO	6.758%	7/1/34	250	270
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.735%	6/1/39	400	403
Los Angeles County CA Public Works Financing Authority Lease Revenue	7.618%	8/1/40	50	58
Louisiana Gasoline & Fuel Tax Revenue	2.952%	5/1/41	200	142
Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	3.615%	2/1/29	556	535
Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	5.081%	6/1/31	400	394
Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	4.145%	2/1/33	700	657
Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	5.048%	12/1/34	300	292
Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	4.275%	2/1/36	200	182
Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	4.475%	8/1/39	700	625
Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	5.198%	12/1/39	700	669
Maryland Health & Higher Educational Facilities Authority Revenue	3.052%	7/1/40	500	348
Maryland Health & Higher Educational Facilities Authority Revenue	3.197%	7/1/50	500	322
Maryland Transportation Authority Facilities Projects Revenue	5.888%	7/1/43	100	100
Massachusetts GO	5.456%	12/1/39	845	842
Massachusetts GO	2.514%	7/1/41	275	187
Massachusetts GO	2.813%	9/1/43	300	204
Massachusetts GO	2.900%	9/1/49	575	372
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.715%	8/15/39	500	505
Massachusetts School Building Authority Dedicated Sales Tax Revenue	3.395%	10/15/40	335	254

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	2.950%	5/15/43	350	242
	Massachusetts SO Revenue	4.110%	7/15/31	584	562
	Massachusetts Transportation Fund Revenue	5.731%	6/1/40	50	50
	Massachusetts Water Resources Authority Revenue	2.823%	8/1/41	250	180
	Metropolitan Government of Nashville & Davidson County TN Convention Center Authority Tourism Tax Revenue	6.731%	7/1/43	100	107
	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue	7.462%	10/1/46	575	672
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	4.280%	10/1/41	575	482
	Miami-Dade County FL Water & Sewer Revenue	3.490%	10/1/42	275	212
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.084%	12/1/34	250	204
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.384%	12/1/40	375	280
	Michigan State Building Authority Revenue Refunding Taxable BDS 2020 II	2.705%	10/15/40	800	558
	Michigan State University Revenue	4.496%	8/15/48	200	178
	Michigan State University Revenue	4.165%	8/15/22	465	329
	Michigan Strategic Fund Ltd. Obligation Revenue	3.225%	9/1/47	275	194
	Mississippi GO	5.245%	11/1/34	250	248
	Missouri Health & Educational Facilities Authority Revenue (Washington University)	3.229%	5/15/50	405	277
	Missouri Health & Educational Facilities Authority Revenue (Washington University)	3.652%	8/15/57	350	250
[19]	New Jersey Economic Development Authority Revenue (State Pension Funding)	7.425%	2/15/29	1,435	1,516
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.754%	12/15/28	460	461
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	6.561%	12/15/40	450	477
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	4.131%	6/15/42	300	237
	New Jersey Turnpike Authority Revenue	7.414%	1/1/40	575	669
	New Jersey Turnpike Authority Revenue	7.102%	1/1/41	1,830	2,071
	New York City NY GO	5.517%	10/1/37	475	468
	New York City NY GO	6.271%	12/1/37	325	340
	New York City NY GO	5.263%	10/1/52	200	197
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.750%	6/15/41	100	100
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.724%	6/15/42	300	298
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.952%	6/15/42	100	102

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	6.011%	6/15/42	75	77
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.440%	6/15/43	325	314
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.882%	6/15/44	1,200	1,210
	New York City NY Transitional Finance Authority Future Tax Revenue	5.767%	8/1/36	275	277
	New York City NY Transitional Finance Authority Future Tax Revenue	5.508%	8/1/37	150	147
	New York City NY Transitional Finance Authority Future Tax Revenue	5.572%	11/1/38	625	626
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	5.871%	11/15/39	100	95
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.668%	11/15/39	500	509
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.814%	11/15/40	300	309
	New York Metropolitan Transportation Authority Revenue (Climate Bond Certified)	5.175%	11/15/49	495	425
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	515	595
	New York State Dormitory Authority Revenue (Personal Income Tax)	2.202%	3/15/34	110	83
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.628%	3/15/39	95	94
	New York State Thruway Authority General Revenue	2.900%	1/1/35	330	267
	New York State Thruway Authority General Revenue	3.500%	1/1/42	200	153
	New York State Urban Development Corp. Revenue (Personal Income Tax)	3.900%	3/15/33	300	271
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.770%	3/15/39	450	451
	North Texas Tollway Authority System Revenue	3.011%	1/1/43	175	120
	North Texas Tollway Authority System Revenue	6.718%	1/1/49	700	788
	Ohio State University General Receipts Revenue	4.910%	6/1/40	275	253
	Ohio State University General Receipts Revenue	4.800%	6/1/11	415	345
	Ohio Turnpike Commission Revenue	3.216%	2/15/48	300	201
	Oklahoma Development Finance Authority Revenue	3.877%	5/1/37	486	458
	Oklahoma Development Finance Authority Revenue	4.380%	11/1/45	425	373
	Oklahoma Development Finance Authority Revenue	4.714%	5/1/52	350	315
	Oregon Department of Transportation Highway User Tax Revenue	5.834%	11/15/34	225	233
	Oregon GO	5.892%	6/1/27	375	380
[20]	Oregon School Boards Association GO	5.528%	6/30/28	107	107
	Pennsylvania State University Revenue	2.790%	9/1/43	425	295

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Pennsylvania State University Revenue	2.840%	9/1/50	300	192
Pennsylvania Turnpike Commission Revenue	5.511%	12/1/45	375	358
Philadelphia PA Water & Wastewater Revenue	2.926%	7/1/45	275	182
Port Authority of New York & New Jersey Revenue	6.040%	12/1/29	125	129
Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	200	199
Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	800	795
Port Authority of New York & New Jersey Revenue	4.960%	8/1/46	975	863
Port Authority of New York & New Jersey Revenue	5.310%	8/1/46	375	340
Port Authority of New York & New Jersey Revenue	4.031%	9/1/48	175	139
Port Authority of New York & New Jersey Revenue	3.139%	2/15/51	200	136
Port Authority of New York & New Jersey Revenue	4.926%	10/1/51	135	122
Port Authority of New York & New Jersey Revenue	3.175%	7/15/60	250	153
Port Authority of New York & New Jersey Revenue	4.458%	10/1/62	1,705	1,405
Port Authority of New York & New Jersey Revenue	4.810%	10/15/65	550	485
Port Authority of New York & New Jersey Revenue	3.287%	8/1/69	400	246
Port of Morrow OR Transmission Facilities Revenue (Bonneville Cooperation Projects)	2.543%	9/1/40	300	207
Regional Transportation District of Colorado Sales Tax Revenue	5.844%	11/1/50	150	156
Riverside County CA Pension Obligation Revenue Bonds	3.818%	2/15/38	75	64
Rutgers State University New Jersey Revenue	5.665%	5/1/40	325	321
Rutgers State University New Jersey Revenue	3.270%	5/1/43	100	72
Rutgers State University New Jersey Revenue	3.915%	5/1/19	375	243
Sales Tax Securitization Corp. Illinois Revenue	3.238%	1/1/42	350	258
Sales Tax Securitization Corp. Illinois Revenue	3.587%	1/1/43	350	275
Sales Tax Securitization Corp. Illinois Revenue	3.820%	1/1/48	250	189
Sales Tax Securitization Corp. Illinois Revenue	4.787%	1/1/48	230	203
Salt River Projects Arizona Agricultural Improvement & Power District Revenue	4.839%	1/1/41	370	335
San Antonio TX Electric & Gas Systems Revenue	5.985%	2/1/39	225	229
San Antonio TX Electric & Gas Systems Revenue	5.808%	2/1/41	490	492
San Antonio TX Electric & Gas Systems Revenue	4.427%	2/1/42	450	393
San Diego County CA Water Authority Revenue	6.138%	5/1/49	1,000	1,052

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Francisco CA City & County Public Utilities Commission Water Revenue	6.950%	11/1/50	275	312
	San Jose California Redevelopment Agency Successor Agency Tax Allocation	3.375%	8/1/34	375	324
	South Carolina Public Service Authority Revenue	6.454%	1/1/50	475	486
	State Public School Building Authority PA Revenue	5.000%	9/15/27	275	270
	Texas GO	5.517%	4/1/39	1,030	1,023
	Texas GO	3.211%	4/1/44	425	317
	Texas Natural Gas Securitization Finance Corp. Revenue	5.102%	4/1/35	1,300	1,275
	Texas Natural Gas Securitization Finance Corp. Revenue	5.169%	4/1/41	1,350	1,289
	Texas Private Activity Bond Surface Transportation Corp. Revenue (NTE Mobility Partners)	3.922%	12/31/49	775	584
	Texas Transportation Commission GO	4.681%	4/1/40	100	93
	Texas Transportation Commission GO	2.562%	4/1/42	725	506
	Texas Transportation Commission GO	2.472%	10/1/44	725	465
	Texas Transportation Commission State Highway Revenue	5.178%	4/1/30	1,275	1,260
	Texas Transportation Commission State Highway Revenue	4.000%	10/1/33	325	297
[20]	Tucson City AZ COP	2.856%	7/1/47	300	202
	University of California Regents Medical Center Pooled Revenue	4.132%	5/15/32	250	227
	University of California Regents Medical Center Pooled Revenue	6.548%	5/15/48	2,250	2,424
	University of California Regents Medical Center Pooled Revenue	6.583%	5/15/49	125	135
	University of California Regents Medical Center Pooled Revenue	3.006%	5/15/50	500	317
	University of California Regents Medical Center Pooled Revenue	4.563%	5/15/53	200	169
	University of California Regents Medical Center Pooled Revenue	3.256%	5/15/60	660	414
	University of California Revenue	0.883%	5/15/25	225	210
	University of California Revenue	3.063%	7/1/25	400	385
	University of California Revenue	1.316%	5/15/27	925	814
	University of California Revenue	1.614%	5/15/30	525	422
	University of California Revenue	5.946%	5/15/45	275	279
	University of California Revenue	3.071%	5/15/51	500	311
	University of California Revenue	4.858%	5/15/12	705	580
	University of California Revenue	4.767%	5/15/15	150	121
	University of Michigan Revenue	2.437%	4/1/40	275	188
	University of Michigan Revenue	2.562%	4/1/50	200	120
	University of Michigan Revenue	3.504%	4/1/52	475	342
	University of Michigan Revenue	4.454%	4/1/22	1,100	840
	University of Nebraska Student Fee Revenue	3.037%	10/1/49	235	163
[18]	University of Oregon Revenue	3.424%	3/1/60	750	509
	University of Pittsburgh Pennsylvania of the Commonwealth System of Higher Education Revenue	3.555%	9/15/19	350	211
	University of Texas Financing System Revenue	4.794%	8/15/46	300	281
	University of Texas Financing System Revenue	3.354%	8/15/47	200	145

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of Texas Financing System Revenue	2.439%	8/15/49	225	134
	University of Texas Permanent University Fund Revenue	3.376%	7/1/47	900	653
	University of Texas Permanent University Fund Revenue	3.100%	7/1/49	275	190
	University of Virginia Revenue	2.256%	9/1/50	1,075	612
	University of Virginia Revenue	4.179%	9/1/17	250	186
	Utah GO	4.554%	7/1/24	30	30
	Utah GO	3.539%	7/1/25	268	263
	Washington GO	5.140%	8/1/40	480	454
[20]	Westchester County NY Local Development Corp. Revenue (Westchester Medical Center)	3.846%	11/1/50	275	182
[20]	Wisconsin General Fund Annual Appropriation Revenue	5.700%	5/1/26	200	202
	Wisconsin General Fund Annual Appropriation Revenue	3.154%	5/1/27	300	282
	Wisconsin General Fund Annual Appropriation Revenue	3.954%	5/1/36	1,000	877
Total Taxable Municipal Bonds (Cost $143,878)					119,563

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (1.8%)
Money Market Fund (1.8%)
[21,22]	Vanguard Market Liquidity Fund (Cost $841,039)	5.391%	8,412,479	841,164
Total Investments (100.0%) (Cost $30,216,056)				48,058,732
Other Assets and Liabilities—Net (0.0%)				7,487
Net Assets (100%)				48,066,219
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $43,079,000.
2	Security value determined using significant unobservable inputs.
3	“Other” represents securities that are not classified by the fund’s benchmark index.
4	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
5	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of September 30, 2023.
6	Securities with a value of $285,000 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
7	U.S. government-guaranteed.
8	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
9	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
10	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
11	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2023, the aggregate value was $39,148,000, representing 0.1% of net assets.
12	Guaranteed by the Government of Canada.
13	Guaranteed by the Government of Japan.
14	Guaranteed by the Federal Republic of Germany.
15	Guaranteed by the Republic of Austria.
16	Guaranteed by the Government of Mexico.
17	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
18	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
19	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
20	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
21	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
22	Collateral of $49,206,000 was received for securities on loan, of which $49,090,000 is held in Vanguard Market Liquidity Fund and $116,000 is held in cash.

1YR—1-year.
CMT—Constant Maturing Treasury Rate.
COP—Certificate of Participation.
CVR—Contingent Value Rights.
DAC—Designated Activity Company.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.
RFUCCT1Y—Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-year.
RFUCCT6M—Refinitiv USD IBOR Consumer Cash Fallbacks Term 6-month.
SO—Special Obligation.
UMBS—Uniform Mortgage-Backed Securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	December 2023	5,822	629,140	(12,315)
E-mini Russell 2000 Index	December 2023	116	10,432	(427)
E-mini S&P 500 Index	December 2023	377	81,535	(3,500)
				(16,242)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
C. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
D. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The fund also uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds or stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of September 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	28,934,063	—	133	28,934,196
Rights	—	—	95	95
Warrants	—	16	—	16
U.S. Government and Agency Obligations	—	12,137,060	—	12,137,060
Asset-Backed/Commercial Mortgage-Backed Securities	—	494,311	—	494,311
Corporate Bonds	—	4,884,166	—	4,884,166
Sovereign Bonds	—	648,161	—	648,161
Taxable Municipal Bonds	—	119,563	—	119,563
Temporary Cash Investments	841,164	—	—	841,164
Total	29,775,227	18,283,277	228	48,058,732

Derivative Financial Instruments
Liabilities
Futures Contracts[1]	16,242	—	—	16,242
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.

F.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Dec. 31, 2022 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Sep. 30, 2023 Market Value ($000)
Vanguard Market Liquidity Fund	400,026	NA1	NA1	—	66	19,947	—	841,164
Vanguard Total Bond Market ETF	2,827	3,629	—	—	(220)	77	—	6,236
Total	402,853	3,629	—	—	(154)	20,024	—	847,400
1	Not applicable—purchases and sales are for temporary cash investment purposes.